UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Brendan Hamill, Secretary

Financial Investors Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: October 31

Date of reporting period: November 1, 2025 – April 30, 2026

Item 1. Reports to Stockholders.

(a)	Report of Shareholders.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Investor Shares	FINANCIAL INVESTORS TRUST
JCRAX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the "Fund" or "JCRAX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/jcrix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$70	1.23%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
ALPS | CoreCommodity Fund - Investor - NAV	52.30%	13.13%	8.62%
Morningstar Global Markets Index #	31.26%	10.18%	11.93%
Bloomberg Commodity Total Return Index	44.82%	13.17%	7.58%
FTSE/CoreCommodity CRB Total Return Index	42.33%	18.75%	10.46%
#	This index represents a broad measure of market performance.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$1,015,797,433
Number of Portfolio Holdings	117
Portfolio Turnover Rate#	2%
Total Advisory Fees Paid#	$3,320,582

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**^

*	Less than 0.005%.
**	As a percentage of net assets.
^	Derivatives are not reflected in amounts reported.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/jcrix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-JCRAX-043026

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class A	FINANCIAL INVESTORS TRUST
JCCSX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the "Fund" or "JCCSX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/jcrix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$70	1.23%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
ALPS | CoreCommodity Fund - A - NAV**	52.42%	13.20%	8.65%
ALPS | CoreCommodity Fund - A - Maximum sales charge (load)*^	47.56%	11.92%	8.04%
Morningstar Global Markets Index #	31.26%	10.18%	11.93%
Bloomberg Commodity Total Return Index	44.82%	13.17%	7.58%
FTSE/CoreCommodity CRB Total Return Index	42.33%	18.75%	10.46%
#	This index represents a broad measure of market performance.
*	Includes the Fund's maximum sales charge of 3.25%.
**	Performance shown for Class A shares prior to June 12, 2018 reflects the historical performance of the Fund's Investor shares, calculated using the fees and expenses of Class A shares.
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$1,015,797,433
Number of Portfolio Holdings	117
Portfolio Turnover Rate#	2%
Total Advisory Fees Paid#	$3,320,582

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**^

*	Less than 0.005%.
**	As a percentage of net assets.
^	Derivatives are not reflected in amounts reported.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/jcrix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-JCCSX-043026

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class C	FINANCIAL INVESTORS TRUST
JCRCX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the "Fund" or "JCRCX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/jcrix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$106	1.86%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
ALPS | CoreCommodity Fund - C - NAV	51.39%	12.39%	7.90%
ALPS | CoreCommodity Fund - C - Maximum deferred sales charge^^	50.39%	12.39%	7.90%
Morningstar Global Markets Index #	31.26%	10.18%	11.93%
Bloomberg Commodity Total Return Index	44.82%	13.17%	7.58%
FTSE/CoreCommodity CRB Total Return Index	42.33%	18.75%	10.46%
#	This index represents a broad measure of market performance.
^^	Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$1,015,797,433
Number of Portfolio Holdings	117
Portfolio Turnover Rate#	2%
Total Advisory Fees Paid#	$3,320,582

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**^

*	Less than 0.005%.
**	As a percentage of net assets.
^	Derivatives are not reflected in amounts reported.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/jcrix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-JCRCX-043026

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class I	FINANCIAL INVESTORS TRUST
JCRIX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the "Fund" or "JCRIX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/jcrix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$54	0.95%
Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
ALPS | CoreCommodity Fund - Class I - NAV	52.60%	13.36%	8.87%
Morningstar Global Markets Index #	31.26%	10.18%	11.93%
Bloomberg Commodity Total Return Index	44.82%	13.17%	7.58%
FTSE/CoreCommodity CRB Total Return Index	42.33%	18.75%	10.46%
#	This index represents a broad measure of market performance.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$1,015,797,433
Number of Portfolio Holdings	117
Portfolio Turnover Rate#	2%
Total Advisory Fees Paid#	$3,320,582

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**^

*	Less than 0.005%.
**	As a percentage of net assets.
^	Derivatives are not reflected in amounts reported.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/jcrix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-JCRIX-043026

Kotak India Equity Fund - Investor Shares	FINANCIAL INVESTORS TRUST
INDAX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Kotak India Equity Fund (formerly, ALPS | Kotak India ESG Fund) (the "Fund" or "INDAX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$59	1.25%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
Kotak India Equity Fund - Investor - NAV	-10.38%	3.99%	7.58%
Morningstar India Index	-7.22%	7.79%	10.05%
MSCI India Index#	-9.84%	6.57%	8.70%
#	This index represents a broad measure of market performance.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$348,440,457
Number of Portfolio Holdings	38
Portfolio Turnover Rate#	25%
Total Advisory Fees Paid#	$1,003,275

#	During the period.

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	8.07%
Reliance Industries, Ltd.	7.25%
Bharti Airtel, Ltd.	4.73%
Bajaj Finance, Ltd.	4.06%
Shriram Finance, Ltd.	4.03%
Cognizant Technology Solutions Corp.	3.28%
Max Healthcare Institute, Ltd.	3.21%
UNO Minda, Ltd.	3.15%
Mahindra & Mahindra, Ltd.	3.09%
Bharat Electronics, Ltd.	3.04%
Total % of Top 10 Holdings	43.90%
Sector Allocation**

Financials	33.33%
Industrials	12.76%
Consumer Discretionary	12.71%
Information Technology	7.76%
Communication Services	7.46%
Energy	7.25%
Health Care	5.85%
Materials	5.67%
Consumer Staples	4.89%
Real Estate	1.53%
Cash, Cash Equivalents, & Other Net Assets	0.79%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/indix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-INDAX-043026

Kotak India Equity Fund - Class A	FINANCIAL INVESTORS TRUST
INAAX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Kotak India Equity Fund (formerly, ALPS | Kotak India ESG Fund) (the "Fund" or "INAAX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$58	1.25%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
Kotak India Equity Fund - A - NAV**	-10.33%	4.10%	7.57%
Kotak India Equity Fund - A - Maximum sales charge (load) *^	-13.22%	2.93%	6.97%
Morningstar India Index	-7.22%	7.79%	10.05%
MSCI India Index#	-9.84%	6.57%	8.70%
#	This index represents a broad measure of market performance.
*	Includes the Fund's maximum sales charge of 3.25%.
**	Performance shown for Class A shares prior to June 12, 2018 reflects the historical performance of the Fund's Investor shares, calculated using the fees and expenses of Class A shares.
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$348,440,457
Number of Portfolio Holdings	38
Portfolio Turnover Rate#	25%
Total Advisory Fees Paid#	$1,003,275

#	During the period.

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	8.07%
Reliance Industries, Ltd.	7.25%
Bharti Airtel, Ltd.	4.73%
Bajaj Finance, Ltd.	4.06%
Shriram Finance, Ltd.	4.03%
Cognizant Technology Solutions Corp.	3.28%
Max Healthcare Institute, Ltd.	3.21%
UNO Minda, Ltd.	3.15%
Mahindra & Mahindra, Ltd.	3.09%
Bharat Electronics, Ltd.	3.04%
Total % of Top 10 Holdings	43.90%
Sector Allocation**

Financials	33.33%
Industrials	12.76%
Consumer Discretionary	12.71%
Information Technology	7.76%
Communication Services	7.46%
Energy	7.25%
Health Care	5.85%
Materials	5.67%
Consumer Staples	4.89%
Real Estate	1.53%
Cash, Cash Equivalents, & Other Net Assets	0.79%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/indix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-INAAX-043026

Kotak India Equity Fund - Class C	FINANCIAL INVESTORS TRUST
INFCX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Kotak India Equity Fund (formerly, ALPS | Kotak India ESG Fund) (the "Fund" or "INFCX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$93	1.99%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
Kotak India Equity Fund - C - NAV	-11.07%	3.24%	6.75%
Kotak India Equity Fund - C - Maximum deferred sales charge##	-11.91%	3.24%	6.75%
Morningstar India Index	-7.22%	7.79%	10.05%
MSCI India Index#	-9.84%	6.57%	8.70%
#	This index represents a broad measure of market performance.
##	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$348,440,457
Number of Portfolio Holdings	38
Portfolio Turnover Rate#	25%
Total Advisory Fees Paid#	$1,003,275

#	During the period.

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	8.07%
Reliance Industries, Ltd.	7.25%
Bharti Airtel, Ltd.	4.73%
Bajaj Finance, Ltd.	4.06%
Shriram Finance, Ltd.	4.03%
Cognizant Technology Solutions Corp.	3.28%
Max Healthcare Institute, Ltd.	3.21%
UNO Minda, Ltd.	3.15%
Mahindra & Mahindra, Ltd.	3.09%
Bharat Electronics, Ltd.	3.04%
Total % of Top 10 Holdings	43.90%
Sector Allocation**

Financials	33.33%
Industrials	12.76%
Consumer Discretionary	12.71%
Information Technology	7.76%
Communication Services	7.46%
Energy	7.25%
Health Care	5.85%
Materials	5.67%
Consumer Staples	4.89%
Real Estate	1.53%
Cash, Cash Equivalents, & Other Net Assets	0.79%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/indix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-INFCX-043026

Kotak India Equity Fund - Class I	FINANCIAL INVESTORS TRUST
INDIX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Kotak India Equity Fund (formerly, ALPS | Kotak India ESG Fund) (the "Fund" or "INDIX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$43	0.93%
Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
Kotak India Equity Fund - I - NAV	-10.05%	4.31%	7.85%
Morningstar India Index	-7.22%	7.79%	10.05%
MSCI India Index#	-9.84%	6.57%	8.70%
#	This index represents a broad measure of market performance.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$348,440,457
Number of Portfolio Holdings	38
Portfolio Turnover Rate#	25%
Total Advisory Fees Paid#	$1,003,275

#	During the period.

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	8.07%
Reliance Industries, Ltd.	7.25%
Bharti Airtel, Ltd.	4.73%
Bajaj Finance, Ltd.	4.06%
Shriram Finance, Ltd.	4.03%
Cognizant Technology Solutions Corp.	3.28%
Max Healthcare Institute, Ltd.	3.21%
UNO Minda, Ltd.	3.15%
Mahindra & Mahindra, Ltd.	3.09%
Bharat Electronics, Ltd.	3.04%
Total % of Top 10 Holdings	43.90%
Sector Allocation**

Financials	33.33%
Industrials	12.76%
Consumer Discretionary	12.71%
Information Technology	7.76%
Communication Services	7.46%
Energy	7.25%
Health Care	5.85%
Materials	5.67%
Consumer Staples	4.89%
Real Estate	1.53%
Cash, Cash Equivalents, & Other Net Assets	0.79%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/indix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-INDIX-043026

Kotak India Equity Fund - Class II	FINANCIAL INVESTORS TRUST
INDSX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about Kotak India Equity Fund (formerly, ALPS | Kotak India ESG Fund) (the "Fund" or "INDSX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$35	0.75%
Comparison of change in value of a $10,000,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
Kotak India Equity Fund - II - NAV^^	-9.94%	4.52%	7.99%
Morningstar India Index	-7.22%	7.79%	10.05%
MSCI India Index#	-9.84%	6.57%	8.70%
#	This index represents a broad measure of market performance.
^^	Performance shown for Class II shares prior to December 19, 2019 reflects the historical performance of the Fund's Class I shares, calculated using the fees and expenses of Class II shares.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$348,440,457
Number of Portfolio Holdings	38
Portfolio Turnover Rate#	25%
Total Advisory Fees Paid#	$1,003,275

#	During the period.

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	8.07%
Reliance Industries, Ltd.	7.25%
Bharti Airtel, Ltd.	4.73%
Bajaj Finance, Ltd.	4.06%
Shriram Finance, Ltd.	4.03%
Cognizant Technology Solutions Corp.	3.28%
Max Healthcare Institute, Ltd.	3.21%
UNO Minda, Ltd.	3.15%
Mahindra & Mahindra, Ltd.	3.09%
Bharat Electronics, Ltd.	3.04%
Total % of Top 10 Holdings	43.90%
Sector Allocation**

Financials	33.33%
Industrials	12.76%
Consumer Discretionary	12.71%
Information Technology	7.76%
Communication Services	7.46%
Energy	7.25%
Health Care	5.85%
Materials	5.67%
Consumer Staples	4.89%
Real Estate	1.53%
Cash, Cash Equivalents, & Other Net Assets	0.79%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/indix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-INDSX-043026

ALPS Global Opportunity Fund - Investor Shares	FINANCIAL INVESTORS TRUST
LPEFX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPEFX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$77	1.61%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - Investor - NAV	-5.77%	2.11%	8.29%
Morningstar Developed Markets Index #	29.58%	10.70%	12.28%
Red Rocks Global Listed Private Equity Index	1.64%	2.09%	9.07%
Morningstar Global Markets Mid Cap Index^^	27.52%	7.21%	10.09%
#	This index represents a broad measure of market performance.
^^	Effective September 15, 2025, the Morningstar Global Markets Mid Cap Index replaced the Red Rocks Global Listed Private Equity Index as the Fund's additional benchmark. The Adviser made this recommendation to the Board because the Morningstar Global Markets Mid Cap Index is representative of the Fund's holdings.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$44,521,913
Number of Portfolio Holdings	46
Portfolio Turnover Rate#	1%
Total Advisory Fees Paid#	$172,912

#	During the period.

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

KKR & Co., Inc.	4.61%
3i Group PLC	4.24%
Partners Group Holding AG	4.21%
Brederode SA	3.98%
Apollo Global Management, Inc.	3.96%
Berkshire Hathaway, Inc.	3.78%
Blackstone, Inc.	3.71%
Ares Management LP	3.64%
HgCapital Trust PLC	3.63%
Houlihan Lokey, Inc.	2.68%
Total % of Top 10 Holdings	38.44%
Sector Allocation**

Financials	69.58%
Technology	9.74%
Industrials	7.07%
Communications	5.05%
Industrial	2.75%
Consumer Discretionary	2.03%
Consumer Staples	1.68%
Cash, Cash Equivalents, & Other Net Assets	2.10%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/lpeix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-LPEFX-043026

ALPS Global Opportunity Fund - Class A	FINANCIAL INVESTORS TRUST
LPFAX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPFAX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$78	1.62%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - A - NAV**	-5.64%	2.13%	8.30%
ALPS Global Opportunity Fund - A - Maximum sales charge (load)*^	-8.69%	0.97%	7.68%
Morningstar Developed Markets Index #	29.58%	10.70%	12.28%
Red Rocks Global Listed Private Equity Index	1.64%	2.09%	9.07%
Morningstar Global Markets Mid Cap Index^^	27.52%	7.21%	10.09%
#	This index represents a broad measure of market performance.
*	Includes the Fund's maximum sales charge of 3.25%
**	Performance shown for Class A shares prior to June 12, 2018 reflects the historical performance of the Fund's Investor shares, calculated using the fees and expenses of Class A shares
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months.
^^	Effective September 15, 2025, the Morningstar Global Markets Mid Cap Index replaced the Red Rocks Global Listed Private Equity Index as the Fund's additional benchmark. The Adviser made this recommendation to the Board because the Morningstar Global Markets Mid Cap Index is representative of the Fund's holdings.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$44,521,913
Number of Portfolio Holdings	46
Portfolio Turnover Rate#	1%
Total Advisory Fees Paid#	$172,912

#	During the period.

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

KKR & Co., Inc.	4.61%
3i Group PLC	4.24%
Partners Group Holding AG	4.21%
Brederode SA	3.98%
Apollo Global Management, Inc.	3.96%
Berkshire Hathaway, Inc.	3.78%
Blackstone, Inc.	3.71%
Ares Management LP	3.64%
HgCapital Trust PLC	3.63%
Houlihan Lokey, Inc.	2.68%
Total % of Top 10 Holdings	38.44%
Sector Allocation**

Financials	69.58%
Technology	9.74%
Industrials	7.07%
Communications	5.05%
Industrial	2.75%
Consumer Discretionary	2.03%
Consumer Staples	1.68%
Cash, Cash Equivalents, & Other Net Assets	2.10%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/lpeix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-LPFAX-043026

ALPS Global Opportunity Fund - Class C	FINANCIAL INVESTORS TRUST
LPFCX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPFCX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$108	2.25%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - C - NAV	-6.41%	1.37%	7.49%
ALPS Global Opportunity Fund - C - Maximum deferred sales charge***	-7.20%	1.37%	7.49%
Morningstar Developed Markets Index #	29.58%	10.70%	12.28%
Red Rocks Global Listed Private Equity Index	1.64%	2.09%	9.07%
Morningstar Global Markets Mid Cap Index^^	27.52%	7.21%	10.09%
#	This index represents a broad measure of market performance.
^^	Effective September 15, 2025, the Morningstar Global Markets Mid Cap Index replaced the Red Rocks Global Listed Private Equity Index as the Fund's additional benchmark. The Adviser made this recommendation to the Board because the Morningstar Global Markets Mid Cap Index is representative of the Fund's holdings.
***	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$44,521,913
Number of Portfolio Holdings	46
Portfolio Turnover Rate#	1%
Total Advisory Fees Paid#	$172,912

#	During the period.

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

KKR & Co., Inc.	4.61%
3i Group PLC	4.24%
Partners Group Holding AG	4.21%
Brederode SA	3.98%
Apollo Global Management, Inc.	3.96%
Berkshire Hathaway, Inc.	3.78%
Blackstone, Inc.	3.71%
Ares Management LP	3.64%
HgCapital Trust PLC	3.63%
Houlihan Lokey, Inc.	2.68%
Total % of Top 10 Holdings	38.44%
Sector Allocation**

Financials	69.58%
Technology	9.74%
Industrials	7.07%
Communications	5.05%
Industrial	2.75%
Consumer Discretionary	2.03%
Consumer Staples	1.68%
Cash, Cash Equivalents, & Other Net Assets	2.10%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/lpeix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-LPFCX-043026

ALPS Global Opportunity Fund - Class I	FINANCIAL INVESTORS TRUST
LPEIX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPEIX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$60	1.25%
Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - Institutional - NAV	-5.44%	2.41%	8.58%
Morningstar Developed Markets Index #	29.58%	10.70%	12.28%
Red Rocks Global Listed Private Equity Index	1.64%	2.09%	9.07%
Morningstar Global Markets Mid Cap Index^^	27.52%	7.21%	10.09%
#	This index represents a broad measure of market performance.
^^	Effective September 15, 2025, the Morningstar Global Markets Mid Cap Index replaced the Red Rocks Global Listed Private Equity Index as the Fund's additional benchmark. The Adviser made this recommendation to the Board because the Morningstar Global Markets Mid Cap Index is representative of the Fund's holdings.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$44,521,913
Number of Portfolio Holdings	46
Portfolio Turnover Rate#	1%
Total Advisory Fees Paid#	$172,912

#	During the period.

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

KKR & Co., Inc.	4.61%
3i Group PLC	4.24%
Partners Group Holding AG	4.21%
Brederode SA	3.98%
Apollo Global Management, Inc.	3.96%
Berkshire Hathaway, Inc.	3.78%
Blackstone, Inc.	3.71%
Ares Management LP	3.64%
HgCapital Trust PLC	3.63%
Houlihan Lokey, Inc.	2.68%
Total % of Top 10 Holdings	38.44%
Sector Allocation**

Financials	69.58%
Technology	9.74%
Industrials	7.07%
Communications	5.05%
Industrial	2.75%
Consumer Discretionary	2.03%
Consumer Staples	1.68%
Cash, Cash Equivalents, & Other Net Assets	2.10%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/lpeix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-LPEIX-043026

ALPS Global Opportunity Fund - Class R	FINANCIAL INVESTORS TRUST
LPERX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPERX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R	$83	1.74%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - Retirement - NAV	-5.69%	1.94%	8.09%
Morningstar Developed Markets Index #	29.58%	10.70%	12.28%
Red Rocks Global Listed Private Equity Index	1.64%	2.09%	9.07%
Morningstar Global Markets Mid Cap Index^^	27.52%	7.21%	10.09%
#	This index represents a broad measure of market performance.
^^	Effective September 15, 2025, the Morningstar Global Markets Mid Cap Index replaced the Red Rocks Global Listed Private Equity Index as the Fund's additional benchmark. The Adviser made this recommendation to the Board because the Morningstar Global Markets Mid Cap Index is representative of the Fund's holdings.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$44,521,913
Number of Portfolio Holdings	46
Portfolio Turnover Rate#	1%
Total Advisory Fees Paid#	$172,912

#	During the period.

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

KKR & Co., Inc.	4.61%
3i Group PLC	4.24%
Partners Group Holding AG	4.21%
Brederode SA	3.98%
Apollo Global Management, Inc.	3.96%
Berkshire Hathaway, Inc.	3.78%
Blackstone, Inc.	3.71%
Ares Management LP	3.64%
HgCapital Trust PLC	3.63%
Houlihan Lokey, Inc.	2.68%
Total % of Top 10 Holdings	38.44%
Sector Allocation**

Financials	69.58%
Technology	9.74%
Industrials	7.07%
Communications	5.05%
Industrial	2.75%
Consumer Discretionary	2.03%
Consumer Staples	1.68%
Cash, Cash Equivalents, & Other Net Assets	2.10%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/lpeix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-LPERX-043026

ALPS Balanced Opportunity Fund - Investor Class	FINANCIAL INVESTORS TRUST
ALIBX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about ALPS Balanced Opportunity Fund (the "Fund" or "ALIBX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/alpbx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$36	0.70%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS Balanced Opportunity Fund - Investor - NAV	22.66%	7.30%	9.64%
55% Bloomberg U.S. 1000 TR Index and 45% Bloomberg U.S. Aggregate Bond Index	18.35%	6.87%	8.35%
Bloomberg U.S. Aggregate Bond Index#	4.06%	0.18%	-0.23%
Bloomberg U.S. 1000 TR Index#	30.94%	12.24%	15.43%
#	This index represents a broad measure of market performance.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$12,280,397
Number of Portfolio Holdings	57
Portfolio Turnover Rate#	10%
Total Advisory Fees Paid#*	($31,563)

#	During the period.
*	Represents reimbursement from the adviser to the Fund.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/alpbx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-ALIBX-043026

ALPS Balanced Opportunity Fund - Class A	FINANCIAL INVESTORS TRUST
ALABX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about ALPS Balanced Opportunity Fund (the "Fund" or "ALABX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/alpbx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$36	0.71%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS Balanced Opportunity Fund - A - NAV	22.66%	7.30%	9.65%
ALPS Balanced Opportunity Fund - A - Maximum sales charge (load)*^	18.65%	6.58%	8.99%
55% Bloomberg U.S. 1000 TR Index and 45% Bloomberg U.S. Aggregate Bond Index	18.35%	6.87%	8.35%
Bloomberg U.S. Aggregate Bond Index#	4.06%	0.18%	-0.23%
Bloomberg U.S. 1000 TR Index#	30.94%	12.24%	15.43%
#	This index represents a broad measure of market performance.
*	Includes the Fund's maximum sales charge of 3.25%.
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$12,280,397
Number of Portfolio Holdings	57
Portfolio Turnover Rate#	10%
Total Advisory Fees Paid#*	($31,563)

#	During the period.
*	Represents reimbursement from the adviser to the Fund.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/alpbx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-ALABX-043026

ALPS Balanced Opportunity Fund - Class C	FINANCIAL INVESTORS TRUST
ALCBX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about ALPS Balanced Opportunity Fund (the "Fund" or "ALCBX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/alpbx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$34	0.67%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS Balanced Opportunity Fund - C - NAV	22.49%	6.56%	8.87%
ALPS Balanced Opportunity Fund - C - Maximum deferred sales charge**	21.49%	6.56%	8.87%
55% Bloomberg U.S. 1000 TR Index and 45% Bloomberg U.S. Aggregate Bond Index	18.35%	6.87%	8.35%
Bloomberg U.S. Aggregate Bond Index#	4.06%	0.18%	-0.23%
Bloomberg U.S. 1000 TR Index#	30.94%	12.24%	15.43%
#	This index represents a broad measure of market performance.
**	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$12,280,397
Number of Portfolio Holdings	57
Portfolio Turnover Rate#	10%
Total Advisory Fees Paid#*	($31,563)

#	During the period.
*	Represents reimbursement from the adviser to the Fund.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/alpbx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-ALCBX-043026

ALPS Balanced Opportunity Fund - Class I	FINANCIAL INVESTORS TRUST
ALPBX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about ALPS Balanced Opportunity Fund (the "Fund" or "ALPBX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/alpbx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$34	0.67%
Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS Balanced Opportunity Fund - I - NAV	22.61%	7.42%	9.78%
55% Bloomberg U.S. 1000 TR Index and 45% Bloomberg U.S. Aggregate Bond Index	18.35%	6.87%	8.35%
Bloomberg U.S. Aggregate Bond Index#	4.06%	0.18%	-0.23%
Bloomberg U.S. 1000 TR Index#	30.94%	12.24%	15.43%
#	This index represents a broad measure of market performance.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$12,280,397
Number of Portfolio Holdings	57
Portfolio Turnover Rate#	10%
Total Advisory Fees Paid#*	($31,563)

#	During the period.
*	Represents reimbursement from the adviser to the Fund.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/alpbx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-ALPBX-043026

ALPS Asset Allocation Growth & Income - Investor Shares	FINANCIAL INVESTORS TRUST
RLGAX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about ALPS Asset Allocation Growth & Income (formerly, RiverFront Asset Allocation Growth & Income) (the "Fund" or "RLGAX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/rliix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$23	0.45%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
ALPS Asset Allocation Growth & Income - Investor - NAV	22.80%	6.97%	7.51%
Morningstar Global Markets #	31.26%	10.18%	11.93%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
60% Morningstar Global Markets Index and 40% Bloomberg U.S. Aggregate Bond Index	19.89%	6.24%	7.95%
#	This index represents a broad measure of market performance.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$76,813,564
Number of Portfolio Holdings	14
Portfolio Turnover Rate#	12%

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

ALPS Active Equity Opportunity ETF	17.55%
ALPS Dynamic US Dividend Advantage ETF	17.08%
Riverfront Strategic Income Fund	12.69%
iShares® Core MSCI International Developed Markets ETF	9.73%
Vanguard® Total Stock Market ETF	6.77%
iShares® Core U.S. Aggregate Bond ETF	5.83%
ALPS Electrification Infrastructure ETF	5.65%
ALPS International Sector Dividend Dogs ETF	5.49%
Vanguard® Mortgage-Backed Securities ETF	4.19%
iShares® Core S&P 500® ETF	4.08%
Total % of Top 10 Holdings	89.06%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/rliix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-RLGAX-043026

ALPS Asset Allocation Growth & Income - Class A	FINANCIAL INVESTORS TRUST
RAGIX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about ALPS Asset Allocation Growth & Income (formerly, RiverFront Asset Allocation Growth & Income) (the "Fund" or "RAGIX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/rliix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$23	0.45%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
ALPS Asset Allocation Growth & Income - A - NAV**	22.84%	6.98%	7.51%
ALPS Asset Allocation Growth & Income - A -Maximum sales charge (load)*^	18.81%	5.78%	6.91%
Morningstar Global Markets #	31.26%	10.18%	11.93%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
60% Morningstar Global Markets Index and 40% Bloomberg U.S. Aggregate Bond Index	19.89%	6.24%	7.95%
#	This index represents a broad measure of market performance.
*	Includes the Fund's maximum sales charge of 3.25%.
**	Performance shown for Class A shares prior to June 12, 2018 reflects the historical performance of the Fund's Investor shares, calculated using the fees and expenses of Class A shares.
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$76,813,564
Number of Portfolio Holdings	14
Portfolio Turnover Rate#	12%

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

ALPS Active Equity Opportunity ETF	17.55%
ALPS Dynamic US Dividend Advantage ETF	17.08%
Riverfront Strategic Income Fund	12.69%
iShares® Core MSCI International Developed Markets ETF	9.73%
Vanguard® Total Stock Market ETF	6.77%
iShares® Core U.S. Aggregate Bond ETF	5.83%
ALPS Electrification Infrastructure ETF	5.65%
ALPS International Sector Dividend Dogs ETF	5.49%
Vanguard® Mortgage-Backed Securities ETF	4.19%
iShares® Core S&P 500® ETF	4.08%
Total % of Top 10 Holdings	89.06%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/rliix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-RAGIX-043026

ALPS Asset Allocation Growth & Income - Class C	FINANCIAL INVESTORS TRUST
RLGCX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about ALPS Asset Allocation Growth & Income (formerly, RiverFront Asset Allocation Growth & Income) (the "Fund" or "RLGCX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/rliix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$61	1.20%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
ALPS Asset Allocation Growth & Income - C - NAV	21.86%	6.17%	6.71%
ALPS Asset Allocation Growth & Income - C - Maximum deferred sales charge^^	20.86%	6.17%	6.71%
Morningstar Global Markets #	31.26%	10.18%	11.93%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
60% Morningstar Global Markets Index and 40% Bloomberg U.S. Aggregate Bond Index	19.89%	6.24%	7.95%
#	This index represents a broad measure of market performance.
^^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$76,813,564
Number of Portfolio Holdings	14
Portfolio Turnover Rate#	12%

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

ALPS Active Equity Opportunity ETF	17.55%
ALPS Dynamic US Dividend Advantage ETF	17.08%
Riverfront Strategic Income Fund	12.69%
iShares® Core MSCI International Developed Markets ETF	9.73%
Vanguard® Total Stock Market ETF	6.77%
iShares® Core U.S. Aggregate Bond ETF	5.83%
ALPS Electrification Infrastructure ETF	5.65%
ALPS International Sector Dividend Dogs ETF	5.49%
Vanguard® Mortgage-Backed Securities ETF	4.19%
iShares® Core S&P 500® ETF	4.08%
Total % of Top 10 Holdings	89.06%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/rliix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-RLGCX-043026

ALPS Asset Allocation Growth & Income - Class I	FINANCIAL INVESTORS TRUST
RLIIX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about ALPS Asset Allocation Growth & Income (formerly, RiverFront Asset Allocation Growth & Income) (the "Fund" or "RLIIX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/rliix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$10	0.20%
Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	10 Year
ALPS Asset Allocation Growth & Income - I - NAV	23.17%	7.24%	7.78%
Morningstar Global Markets #	31.26%	10.18%	11.93%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
60% Morningstar Global Markets Index and 40% Bloomberg U.S. Aggregate Bond Index	19.89%	6.24%	7.95%
#	This index represents a broad measure of market performance.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$76,813,564
Number of Portfolio Holdings	14
Portfolio Turnover Rate#	12%

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

ALPS Active Equity Opportunity ETF	17.55%
ALPS Dynamic US Dividend Advantage ETF	17.08%
Riverfront Strategic Income Fund	12.69%
iShares® Core MSCI International Developed Markets ETF	9.73%
Vanguard® Total Stock Market ETF	6.77%
iShares® Core U.S. Aggregate Bond ETF	5.83%
ALPS Electrification Infrastructure ETF	5.65%
ALPS International Sector Dividend Dogs ETF	5.49%
Vanguard® Mortgage-Backed Securities ETF	4.19%
iShares® Core S&P 500® ETF	4.08%
Total % of Top 10 Holdings	89.06%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/rliix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-RLIIX-043026

ALPS | Smith Short Duration Bond Fund - Investor Shares	FINANCIAL INVESTORS TRUST
SMRSX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about ALPS | Smith Short Duration Bond Fund (the "Fund" or "SMRSX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smdsx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$39	0.79%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Short Duration Bond Fund - Investor - NAV	3.43%	2.33%	3.00%
Bloomberg 1-3 Year US Government/Credit Index	3.42%	2.07%	2.46%
Bloomberg US Government/Credit Index - Unhedged#	3.55%	0.09%	2.10%
#	This index represents a broad measure of market performance.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$627,304,765
Number of Portfolio Holdings	206
Portfolio Turnover Rate#	65%
Total Advisory Fees Paid#	$900,872

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Note 3.375% 02/29/2028	6.25%
U.S. Treasury Note 3.5% 01/31/2028	4.22%
U.S. Treasury Note 3.625% 08/31/2027	2.85%
U.S. Treasury Note 4.125% 10/31/2029	2.34%
U.S. Treasury Note 3.5% 10/31/2027	2.32%
Wells Fargo & Co. 1D US SOFR + 1.07% 04/22/2028	1.61%
UBS Group AG 1Y US TI + 1.60% 12/22/2027	1.13%
L3Harris Technologies, Inc. 5.4% 01/15/2027	1.04%
Kohl's Corp. 10% 06/01/2030	1.03%
Hyundai Capital America 4.25% 01/08/2029	1.00%
Total % of Top 10 Holdings	23.79%
Industry Allocation**

Sovereign	18.95%
Banks	17.71%
Aerospace/Defense	6.45%
Diversified Finan Serv	5.65%
Auto Manufacturers	4.60%
Healthcare-Products	3.97%
Retail	3.80%
Electric	3.54%
Software	3.32%
Internet	3.27%
Commercial Services	2.88%
Airlines	1.97%
Semiconductors	1.79%
Computers	1.48%
Oil&Gas	1.41%
Food	1.34%
Pipelines	1.33%
Insurance	1.31%
Apparel	1.25%
Chemicals	1.14%
Healthcare-Services	1.13%
Other Industries (each less than 1%)	11.27%
Cash, Cash Equivalents, & Other Net Assets	0.44%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smdsx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-SMRSX-043026

ALPS | Smith Short Duration Bond Fund - Class A	FINANCIAL INVESTORS TRUST
SMASX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about ALPS | Smith Short Duration Bond Fund (the "Fund" or "SMASX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smdsx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$39	0.78%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Short Duration Bond Fund - A - NAV	3.43%	2.36%	3.01%
ALPS | Smith Short Duration Bond Fund - A - Maximum sales charge (load)*^	1.08%	1.91%	2.27%
Bloomberg 1-3 Year US Government/Credit Index	3.42%	2.07%	2.46%
Bloomberg US Government/Credit Index - Unhedged#	3.55%	0.09%	2.10%
#	This index represents a broad measure of market performance.
*	Includes the Fund's maximum sales charge of 2.25%.
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$627,304,765
Number of Portfolio Holdings	206
Portfolio Turnover Rate#	65%
Total Advisory Fees Paid#	$900,872

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Note 3.375% 02/29/2028	6.25%
U.S. Treasury Note 3.5% 01/31/2028	4.22%
U.S. Treasury Note 3.625% 08/31/2027	2.85%
U.S. Treasury Note 4.125% 10/31/2029	2.34%
U.S. Treasury Note 3.5% 10/31/2027	2.32%
Wells Fargo & Co. 1D US SOFR + 1.07% 04/22/2028	1.61%
UBS Group AG 1Y US TI + 1.60% 12/22/2027	1.13%
L3Harris Technologies, Inc. 5.4% 01/15/2027	1.04%
Kohl's Corp. 10% 06/01/2030	1.03%
Hyundai Capital America 4.25% 01/08/2029	1.00%
Total % of Top 10 Holdings	23.79%
Industry Allocation**

Sovereign	18.95%
Banks	17.71%
Aerospace/Defense	6.45%
Diversified Finan Serv	5.65%
Auto Manufacturers	4.60%
Healthcare-Products	3.97%
Retail	3.80%
Electric	3.54%
Software	3.32%
Internet	3.27%
Commercial Services	2.88%
Airlines	1.97%
Semiconductors	1.79%
Computers	1.48%
Oil&Gas	1.41%
Food	1.34%
Pipelines	1.33%
Insurance	1.31%
Apparel	1.25%
Chemicals	1.14%
Healthcare-Services	1.13%
Other Industries (each less than 1%)	11.27%
Cash, Cash Equivalents, & Other Net Assets	0.44%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smdsx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-SMASX-043026

ALPS | Smith Short Duration Bond Fund - Class C	FINANCIAL INVESTORS TRUST
SMCMX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about ALPS | Smith Short Duration Bond Fund (the "Fund" or "SMCMX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smdsx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$74	1.49%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Short Duration Bond Fund - C - NAV	2.62%	1.58%	2.25%
ALPS | Smith Short Duration Bond Fund - C - Maximum deferred sales charge**	1.63%	1.58%	2.25%
Bloomberg 1-3 Year US Government/Credit Index	3.42%	2.07%	2.46%
Bloomberg US Government/Credit Index - Unhedged#	3.55%	0.09%	2.10%
#	This index represents a broad measure of market performance.
**	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$627,304,765
Number of Portfolio Holdings	206
Portfolio Turnover Rate#	65%
Total Advisory Fees Paid#	$900,872

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Note 3.375% 02/29/2028	6.25%
U.S. Treasury Note 3.5% 01/31/2028	4.22%
U.S. Treasury Note 3.625% 08/31/2027	2.85%
U.S. Treasury Note 4.125% 10/31/2029	2.34%
U.S. Treasury Note 3.5% 10/31/2027	2.32%
Wells Fargo & Co. 1D US SOFR + 1.07% 04/22/2028	1.61%
UBS Group AG 1Y US TI + 1.60% 12/22/2027	1.13%
L3Harris Technologies, Inc. 5.4% 01/15/2027	1.04%
Kohl's Corp. 10% 06/01/2030	1.03%
Hyundai Capital America 4.25% 01/08/2029	1.00%
Total % of Top 10 Holdings	23.79%
Industry Allocation**

Sovereign	18.95%
Banks	17.71%
Aerospace/Defense	6.45%
Diversified Finan Serv	5.65%
Auto Manufacturers	4.60%
Healthcare-Products	3.97%
Retail	3.80%
Electric	3.54%
Software	3.32%
Internet	3.27%
Commercial Services	2.88%
Airlines	1.97%
Semiconductors	1.79%
Computers	1.48%
Oil&Gas	1.41%
Food	1.34%
Pipelines	1.33%
Insurance	1.31%
Apparel	1.25%
Chemicals	1.14%
Healthcare-Services	1.13%
Other Industries (each less than 1%)	11.27%
Cash, Cash Equivalents, & Other Net Assets	0.44%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smdsx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-SMCMX-043026

ALPS | Smith Short Duration Bond Fund - Class I	FINANCIAL INVESTORS TRUST
SMDSX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about ALPS | Smith Short Duration Bond Fund (the "Fund" or "SMDSX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smdsx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$24	0.49%
Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Short Duration Bond Fund - I - NAV	3.74%	2.63%	3.30%
Bloomberg 1-3 Year US Government/Credit Index	3.42%	2.07%	2.46%
Bloomberg US Government/Credit Index - Unhedged#	3.55%	0.09%	2.10%
#	This index represents a broad measure of market performance.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$627,304,765
Number of Portfolio Holdings	206
Portfolio Turnover Rate#	65%
Total Advisory Fees Paid#	$900,872

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Note 3.375% 02/29/2028	6.25%
U.S. Treasury Note 3.5% 01/31/2028	4.22%
U.S. Treasury Note 3.625% 08/31/2027	2.85%
U.S. Treasury Note 4.125% 10/31/2029	2.34%
U.S. Treasury Note 3.5% 10/31/2027	2.32%
Wells Fargo & Co. 1D US SOFR + 1.07% 04/22/2028	1.61%
UBS Group AG 1Y US TI + 1.60% 12/22/2027	1.13%
L3Harris Technologies, Inc. 5.4% 01/15/2027	1.04%
Kohl's Corp. 10% 06/01/2030	1.03%
Hyundai Capital America 4.25% 01/08/2029	1.00%
Total % of Top 10 Holdings	23.79%
Industry Allocation**

Sovereign	18.95%
Banks	17.71%
Aerospace/Defense	6.45%
Diversified Finan Serv	5.65%
Auto Manufacturers	4.60%
Healthcare-Products	3.97%
Retail	3.80%
Electric	3.54%
Software	3.32%
Internet	3.27%
Commercial Services	2.88%
Airlines	1.97%
Semiconductors	1.79%
Computers	1.48%
Oil&Gas	1.41%
Food	1.34%
Pipelines	1.33%
Insurance	1.31%
Apparel	1.25%
Chemicals	1.14%
Healthcare-Services	1.13%
Other Industries (each less than 1%)	11.27%
Cash, Cash Equivalents, & Other Net Assets	0.44%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smdsx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-SMDSX-043026

ALPS | Smith Total Return Bond Fund - Investor Shares	FINANCIAL INVESTORS TRUST
SMTRX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about ALPS | Smith Total Return Bond Fund (the "Fund" or "SMTRX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smthx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$44	0.89%
Comparison of change in value of a $10,000 investment in the Fund and the Index

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Total Return Bond Fund - Investor - NAV	3.92%	0.46%	2.77%
Bloomberg U.S. Aggregate Bond Index#	4.06%	0.18%	2.00%
#	This index represents a broad measure of market performance.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$3,519,801,292
Number of Portfolio Holdings	1,681
Portfolio Turnover Rate#	64%
Total Advisory Fees Paid#	$6,956,736

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	45.70%
Government Bond	28.49%
Mortgage-Backed Securities	10.80%
Collateralized Mortgage Obligations	7.25%
Preferred Stock	3.98%
Commercial Mortgage-Backed Securities	1.25%
Bank Loans	0.94%
Cash, Cash Equivalents, & Other Net Assets	1.59%
Top Ten Holdings**

U.S. Treasury Bond 4.625% 11/15/2045	3.98%
U.S. Treasury Bond 4.75% 08/15/2055	3.27%
U.S. Treasury Note 4.125% 10/31/2029	3.22%
U.S. Treasury Bond 4.625% 11/15/2055	3.17%
U.S. Treasury Bond 4.875% 08/15/2045	2.78%
U.S. Treasury Note 4.25% 01/31/2030	2.59%
U.S. Treasury Note 3.375% 02/29/2028	2.47%
U.S. Treasury Note 4.125% 02/15/2036	2.29%
U.S. Treasury Note 3.625% 08/31/2027	2.20%
Boeing Co. 7.008% 05/01/2064	0.92%
Total % of Top 10 Holdings	26.89%
Industry Allocation**

Sovereign	28.87%
Mortgage Securities	19.31%
Banks	10.15%
Aerospace/Defense	4.89%
Diversified Finan Serv	3.44%
Software	3.13%
Oil&Gas	2.88%
Auto Manufacturers	2.25%
Pipelines	2.03%
Healthcare-Products	1.90%
Electric	1.72%
Internet	1.68%
Airlines	1.53%
Media	1.27%
Semiconductors	1.23%
Food	1.21%
Pharmaceuticals	1.18%
Apparel	1.09%
Other Industries (each less than 1%)	8.65%
Cash, Cash Equivalents, & Other Net Assets	1.59%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smthx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-SMTRX-043026

ALPS | Smith Total Return Bond Fund - Class A	FINANCIAL INVESTORS TRUST
SMAMX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about ALPS | Smith Total Return Bond Fund (the "Fund" or "SMAMX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smthx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$44	0.88%
Comparison of change in value of a $10,000 investment in the Fund and the Index

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Total Return Bond Fund - A - NAV	4.03%	0.46%	2.78%
ALPS | Smith Total Return Bond Fund - A - Maximum sales charge (load)*^	1.71%	0.00%	2.04%
Bloomberg U.S. Aggregate Bond Index#	4.06%	0.18%	2.00%
#	This index represents a broad measure of market performance.
*	Includes the Fund's maximum sales charge of 2.25%
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$3,519,801,292
Number of Portfolio Holdings	1,681
Portfolio Turnover Rate#	64%
Total Advisory Fees Paid#	$6,956,736

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	45.70%
Government Bond	28.49%
Mortgage-Backed Securities	10.80%
Collateralized Mortgage Obligations	7.25%
Preferred Stock	3.98%
Commercial Mortgage-Backed Securities	1.25%
Bank Loans	0.94%
Cash, Cash Equivalents, & Other Net Assets	1.59%
Top Ten Holdings**

U.S. Treasury Bond 4.625% 11/15/2045	3.98%
U.S. Treasury Bond 4.75% 08/15/2055	3.27%
U.S. Treasury Note 4.125% 10/31/2029	3.22%
U.S. Treasury Bond 4.625% 11/15/2055	3.17%
U.S. Treasury Bond 4.875% 08/15/2045	2.78%
U.S. Treasury Note 4.25% 01/31/2030	2.59%
U.S. Treasury Note 3.375% 02/29/2028	2.47%
U.S. Treasury Note 4.125% 02/15/2036	2.29%
U.S. Treasury Note 3.625% 08/31/2027	2.20%
Boeing Co. 7.008% 05/01/2064	0.92%
Total % of Top 10 Holdings	26.89%
Industry Allocation**

Sovereign	28.87%
Mortgage Securities	19.31%
Banks	10.15%
Aerospace/Defense	4.89%
Diversified Finan Serv	3.44%
Software	3.13%
Oil&Gas	2.88%
Auto Manufacturers	2.25%
Pipelines	2.03%
Healthcare-Products	1.90%
Electric	1.72%
Internet	1.68%
Airlines	1.53%
Media	1.27%
Semiconductors	1.23%
Food	1.21%
Pharmaceuticals	1.18%
Apparel	1.09%
Other Industries (each less than 1%)	8.65%
Cash, Cash Equivalents, & Other Net Assets	1.59%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smthx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-SMAMX-043026

ALPS | Smith Total Return Bond Fund - Class C	FINANCIAL INVESTORS TRUST
SMCHX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about ALPS | Smith Total Return Bond Fund (the "Fund" or "SMCHX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smthx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$79	1.59%
Comparison of change in value of a $10,000 investment in the Fund and the Index

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Total Return Bond Fund - C - NAV	3.17%	-0.27%	2.04%
ALPS | Smith Total Return Bond Fund - C - Maximum deferred sales charge**	2.17%	-0.27%	2.04%
Bloomberg U.S. Aggregate Bond Index#	4.06%	0.18%	2.00%
#	This index represents a broad measure of market performance.
**	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$3,519,801,292
Number of Portfolio Holdings	1,681
Portfolio Turnover Rate#	64%
Total Advisory Fees Paid#	$6,956,736

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	45.70%
Government Bond	28.49%
Mortgage-Backed Securities	10.80%
Collateralized Mortgage Obligations	7.25%
Preferred Stock	3.98%
Commercial Mortgage-Backed Securities	1.25%
Bank Loans	0.94%
Cash, Cash Equivalents, & Other Net Assets	1.59%
Top Ten Holdings**

U.S. Treasury Bond 4.625% 11/15/2045	3.98%
U.S. Treasury Bond 4.75% 08/15/2055	3.27%
U.S. Treasury Note 4.125% 10/31/2029	3.22%
U.S. Treasury Bond 4.625% 11/15/2055	3.17%
U.S. Treasury Bond 4.875% 08/15/2045	2.78%
U.S. Treasury Note 4.25% 01/31/2030	2.59%
U.S. Treasury Note 3.375% 02/29/2028	2.47%
U.S. Treasury Note 4.125% 02/15/2036	2.29%
U.S. Treasury Note 3.625% 08/31/2027	2.20%
Boeing Co. 7.008% 05/01/2064	0.92%
Total % of Top 10 Holdings	26.89%
Industry Allocation**

Sovereign	28.87%
Mortgage Securities	19.31%
Banks	10.15%
Aerospace/Defense	4.89%
Diversified Finan Serv	3.44%
Software	3.13%
Oil&Gas	2.88%
Auto Manufacturers	2.25%
Pipelines	2.03%
Healthcare-Products	1.90%
Electric	1.72%
Internet	1.68%
Airlines	1.53%
Media	1.27%
Semiconductors	1.23%
Food	1.21%
Pharmaceuticals	1.18%
Apparel	1.09%
Other Industries (each less than 1%)	8.65%
Cash, Cash Equivalents, & Other Net Assets	1.59%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smthx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-SMCHX-043026

ALPS | Smith Total Return Bond Fund - Class I	FINANCIAL INVESTORS TRUST
SMTHX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about ALPS | Smith Total Return Bond Fund (the "Fund" or "SMTHX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smthx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$29	0.59%
Comparison of change in value of a $100,000 investment in the Fund and the Index

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Total Return Bond Fund - I - NAV	4.31%	0.74%	3.06%
Bloomberg U.S. Aggregate Bond Index#	4.06%	0.18%	2.00%
#	This index represents a broad measure of market performance.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$3,519,801,292
Number of Portfolio Holdings	1,681
Portfolio Turnover Rate#	64%
Total Advisory Fees Paid#	$6,956,736

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	45.70%
Government Bond	28.49%
Mortgage-Backed Securities	10.80%
Collateralized Mortgage Obligations	7.25%
Preferred Stock	3.98%
Commercial Mortgage-Backed Securities	1.25%
Bank Loans	0.94%
Cash, Cash Equivalents, & Other Net Assets	1.59%
Top Ten Holdings**

U.S. Treasury Bond 4.625% 11/15/2045	3.98%
U.S. Treasury Bond 4.75% 08/15/2055	3.27%
U.S. Treasury Note 4.125% 10/31/2029	3.22%
U.S. Treasury Bond 4.625% 11/15/2055	3.17%
U.S. Treasury Bond 4.875% 08/15/2045	2.78%
U.S. Treasury Note 4.25% 01/31/2030	2.59%
U.S. Treasury Note 3.375% 02/29/2028	2.47%
U.S. Treasury Note 4.125% 02/15/2036	2.29%
U.S. Treasury Note 3.625% 08/31/2027	2.20%
Boeing Co. 7.008% 05/01/2064	0.92%
Total % of Top 10 Holdings	26.89%
Industry Allocation**

Sovereign	28.87%
Mortgage Securities	19.31%
Banks	10.15%
Aerospace/Defense	4.89%
Diversified Finan Serv	3.44%
Software	3.13%
Oil&Gas	2.88%
Auto Manufacturers	2.25%
Pipelines	2.03%
Healthcare-Products	1.90%
Electric	1.72%
Internet	1.68%
Airlines	1.53%
Media	1.27%
Semiconductors	1.23%
Food	1.21%
Pharmaceuticals	1.18%
Apparel	1.09%
Other Industries (each less than 1%)	8.65%
Cash, Cash Equivalents, & Other Net Assets	1.59%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smthx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-SMTHX-043026

ALPS | Smith Credit Opportunities Fund - Investor Class	FINANCIAL INVESTORS TRUST
SMCVX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about ALPS | Smith Credit Opportunities Fund (the "Fund" or "SMCVX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smcrx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$47	0.94%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS | Smith Credit Opportunities Fund - Investor - NAV	6.10%	2.14%	2.87%
50% Bloomberg U.S. Aggregate and 50% Bloomberg U.S. Corporate HY Bond Index	6.44%	2.27%	2.50%
Bloomberg U.S. Aggregate Bond Index#	4.06%	0.18%	-0.23%
Bloomberg U.S. Corporate HY Bond Index	8.84%	4.35%	5.23%
#	This index represents a broad measure of market performance.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$67,718,401
Number of Portfolio Holdings	283
Portfolio Turnover Rate#	90%
Total Advisory Fees Paid#	$282,311

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	70.28%
Government Bond	8.13%
Collateralized Mortgage Obligations	7.30%
Preferred Stock	6.25%
Mortgage-Backed Securities	2.11%
Commercial Mortgage-Backed Securities	1.17%
Common Stock	0.34%
Cash, Cash Equivalents, & Other Net Assets	4.42%
Top Ten Holdings**

U.S. Treasury Note 4.125% 02/15/2036	2.85%
U.S. Treasury Note 3.875% 03/31/2028	1.99%
First Citizens BancShares, Inc. 5Y US TI + 1.97% 03/12/2040	1.56%
Kennedy-Wilson, Inc. 4.75% 02/01/2030	1.46%
U.S. Treasury Bond 4.75% 08/15/2055	1.34%
Macy's Retail Holdings LLC 6.125% 03/15/2032	1.33%
UBS Group AG 7.125% 12/31/9999	1.25%
Kohl's Corp. 10% 06/01/2030	1.17%
Hilcorp Energy I LP / Hilcorp Finance Co. 6.25% 11/01/2028	1.12%
Occidental Petroleum Corp. 7.875% 09/15/2031	1.12%
Total % of Top 10 Holdings	15.19%
Industry Allocation**

Mortgage Securities	10.59%
Banks	9.13%
Sovereign	8.82%
Oil&Gas	7.12%
Retail	4.80%
Diversified Finan Serv	4.15%
Media	3.92%
Pipelines	3.69%
Leisure Time	3.17%
Real Estate	2.84%
Software	2.76%
Auto Manufacturers	2.69%
Apparel	2.54%
Airlines	2.36%
Commercial Services	2.34%
Electric	2.03%
Internet	1.88%
Entertainment	1.88%
Environmental Control	1.52%
Pharmaceuticals	1.49%
Telecommunications	1.47%
Food	1.33%
Aerospace/Defense	1.33%
Chemicals	1.22%
Cosmetics/Personal Care	1.17%
Advertising	1.10%
Other Industries (each less than 1%)	8.24%
Cash, Cash Equivalents, & Other Net Assets	4.42%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smcrx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-SMCVX-043026

ALPS | Smith Credit Opportunities Fund - Class A	FINANCIAL INVESTORS TRUST
SMCAX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about ALPS | Smith Credit Opportunities Fund (the "Fund" or "SMCAX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smcrx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$46	0.93%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS | Smith Credit Opportunities Fund - A - NAV	6.01%	2.02%	2.76%
ALPS | Smith Credit Opportunities Fund - A - Maximum sales charge (load)*^	3.60%	1.56%	2.35%
50% Bloomberg U.S. Aggregate and 50% Bloomberg U.S. Corporate HY Bond Index	6.44%	2.27%	2.50%
Bloomberg U.S. Aggregate Bond Index#	4.06%	0.18%	-0.23%
Bloomberg U.S. Corporate HY Bond Index	8.84%	4.35%	5.23%
#	This index represents a broad measure of market performance.
*	Includes the Fund's maximum sales charge of 2.25%.
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$67,718,401
Number of Portfolio Holdings	283
Portfolio Turnover Rate#	90%
Total Advisory Fees Paid#	$282,311

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	70.28%
Government Bond	8.13%
Collateralized Mortgage Obligations	7.30%
Preferred Stock	6.25%
Mortgage-Backed Securities	2.11%
Commercial Mortgage-Backed Securities	1.17%
Common Stock	0.34%
Cash, Cash Equivalents, & Other Net Assets	4.42%
Top Ten Holdings**

U.S. Treasury Note 4.125% 02/15/2036	2.85%
U.S. Treasury Note 3.875% 03/31/2028	1.99%
First Citizens BancShares, Inc. 5Y US TI + 1.97% 03/12/2040	1.56%
Kennedy-Wilson, Inc. 4.75% 02/01/2030	1.46%
U.S. Treasury Bond 4.75% 08/15/2055	1.34%
Macy's Retail Holdings LLC 6.125% 03/15/2032	1.33%
UBS Group AG 7.125% 12/31/9999	1.25%
Kohl's Corp. 10% 06/01/2030	1.17%
Hilcorp Energy I LP / Hilcorp Finance Co. 6.25% 11/01/2028	1.12%
Occidental Petroleum Corp. 7.875% 09/15/2031	1.12%
Total % of Top 10 Holdings	15.19%
Industry Allocation**

Mortgage Securities	10.59%
Banks	9.13%
Sovereign	8.82%
Oil&Gas	7.12%
Retail	4.80%
Diversified Finan Serv	4.15%
Media	3.92%
Pipelines	3.69%
Leisure Time	3.17%
Real Estate	2.84%
Software	2.76%
Auto Manufacturers	2.69%
Apparel	2.54%
Airlines	2.36%
Commercial Services	2.34%
Electric	2.03%
Internet	1.88%
Entertainment	1.88%
Environmental Control	1.52%
Pharmaceuticals	1.49%
Telecommunications	1.47%
Food	1.33%
Aerospace/Defense	1.33%
Chemicals	1.22%
Cosmetics/Personal Care	1.17%
Advertising	1.10%
Other Industries (each less than 1%)	8.24%
Cash, Cash Equivalents, & Other Net Assets	4.42%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smcrx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-SMCAX-043026

ALPS | Smith Credit Opportunities Fund - Class C	FINANCIAL INVESTORS TRUST
SMCCX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about ALPS | Smith Credit Opportunities Fund (the "Fund" or "SMCCX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smcrx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$45	0.90%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS | Smith Credit Opportunities Fund - C - NAV	5.96%	1.32%	2.05%
ALPS | Smith Credit Opportunities Fund - C - Maximum deferred sales charge##	4.96%	1.32%	2.05%
50% Bloomberg U.S. Aggregate and 50% Bloomberg U.S. Corporate HY Bond Index	6.44%	2.27%	2.50%
Bloomberg U.S. Aggregate Bond Index#	4.06%	0.18%	-0.23%
Bloomberg U.S. Corporate HY Bond Index	8.84%	4.35%	5.23%
#	This index represents a broad measure of market performance.
##	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$67,718,401
Number of Portfolio Holdings	283
Portfolio Turnover Rate#	90%
Total Advisory Fees Paid#	$282,311

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	70.28%
Government Bond	8.13%
Collateralized Mortgage Obligations	7.30%
Preferred Stock	6.25%
Mortgage-Backed Securities	2.11%
Commercial Mortgage-Backed Securities	1.17%
Common Stock	0.34%
Cash, Cash Equivalents, & Other Net Assets	4.42%
Top Ten Holdings**

U.S. Treasury Note 4.125% 02/15/2036	2.85%
U.S. Treasury Note 3.875% 03/31/2028	1.99%
First Citizens BancShares, Inc. 5Y US TI + 1.97% 03/12/2040	1.56%
Kennedy-Wilson, Inc. 4.75% 02/01/2030	1.46%
U.S. Treasury Bond 4.75% 08/15/2055	1.34%
Macy's Retail Holdings LLC 6.125% 03/15/2032	1.33%
UBS Group AG 7.125% 12/31/9999	1.25%
Kohl's Corp. 10% 06/01/2030	1.17%
Hilcorp Energy I LP / Hilcorp Finance Co. 6.25% 11/01/2028	1.12%
Occidental Petroleum Corp. 7.875% 09/15/2031	1.12%
Total % of Top 10 Holdings	15.19%
Industry Allocation**

Mortgage Securities	10.59%
Banks	9.13%
Sovereign	8.82%
Oil&Gas	7.12%
Retail	4.80%
Diversified Finan Serv	4.15%
Media	3.92%
Pipelines	3.69%
Leisure Time	3.17%
Real Estate	2.84%
Software	2.76%
Auto Manufacturers	2.69%
Apparel	2.54%
Airlines	2.36%
Commercial Services	2.34%
Electric	2.03%
Internet	1.88%
Entertainment	1.88%
Environmental Control	1.52%
Pharmaceuticals	1.49%
Telecommunications	1.47%
Food	1.33%
Aerospace/Defense	1.33%
Chemicals	1.22%
Cosmetics/Personal Care	1.17%
Advertising	1.10%
Other Industries (each less than 1%)	8.24%
Cash, Cash Equivalents, & Other Net Assets	4.42%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smcrx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-SMCCX-043026

ALPS | Smith Credit Opportunities Fund - Class I	FINANCIAL INVESTORS TRUST
SMCRX	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about ALPS | Smith Credit Opportunities Fund (the "Fund" or "SMCRX") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smcrx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$45	0.90%
Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS | Smith Credit Opportunities Fund - I - NAV	6.07%	2.15%	2.92%
50% Bloomberg U.S. Aggregate and 50% Bloomberg U.S. Corporate HY Bond Index	6.44%	2.27%	2.50%
Bloomberg U.S. Aggregate Bond Index#	4.06%	0.18%	-0.23%
Bloomberg U.S. Corporate HY Bond Index	8.84%	4.35%	5.23%
#	This index represents a broad measure of market performance.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$67,718,401
Number of Portfolio Holdings	283
Portfolio Turnover Rate#	90%
Total Advisory Fees Paid#	$282,311

#	During the period.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	70.28%
Government Bond	8.13%
Collateralized Mortgage Obligations	7.30%
Preferred Stock	6.25%
Mortgage-Backed Securities	2.11%
Commercial Mortgage-Backed Securities	1.17%
Common Stock	0.34%
Cash, Cash Equivalents, & Other Net Assets	4.42%
Top Ten Holdings**

U.S. Treasury Note 4.125% 02/15/2036	2.85%
U.S. Treasury Note 3.875% 03/31/2028	1.99%
First Citizens BancShares, Inc. 5Y US TI + 1.97% 03/12/2040	1.56%
Kennedy-Wilson, Inc. 4.75% 02/01/2030	1.46%
U.S. Treasury Bond 4.75% 08/15/2055	1.34%
Macy's Retail Holdings LLC 6.125% 03/15/2032	1.33%
UBS Group AG 7.125% 12/31/9999	1.25%
Kohl's Corp. 10% 06/01/2030	1.17%
Hilcorp Energy I LP / Hilcorp Finance Co. 6.25% 11/01/2028	1.12%
Occidental Petroleum Corp. 7.875% 09/15/2031	1.12%
Total % of Top 10 Holdings	15.19%
Industry Allocation**

Mortgage Securities	10.59%
Banks	9.13%
Sovereign	8.82%
Oil&Gas	7.12%
Retail	4.80%
Diversified Finan Serv	4.15%
Media	3.92%
Pipelines	3.69%
Leisure Time	3.17%
Real Estate	2.84%
Software	2.76%
Auto Manufacturers	2.69%
Apparel	2.54%
Airlines	2.36%
Commercial Services	2.34%
Electric	2.03%
Internet	1.88%
Entertainment	1.88%
Environmental Control	1.52%
Pharmaceuticals	1.49%
Telecommunications	1.47%
Food	1.33%
Aerospace/Defense	1.33%
Chemicals	1.22%
Cosmetics/Personal Care	1.17%
Advertising	1.10%
Other Industries (each less than 1%)	8.24%
Cash, Cash Equivalents, & Other Net Assets	4.42%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smcrx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-SMCRX-043026

ALPS | CoreCommodity Natural Resources ETF	FINANCIAL INVESTORS TRUST
NASDAQ: CCNR	Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about ALPS | CoreCommodity Natural Resources ETF (the "Fund" or "CCNR") for the period of November 1, 2025 to April 30, 2026 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/ccnr. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | CoreCommodity Natural Resources ETF	$23	0.39%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of April 30, 2026)
	1 Year	Since Inception (07/10/2024)
ALPS | CoreCommodity Natural Resources ETF - NAV	80.70%	35.31%
Bloomberg US 1000 Total Return Index#	30.94%	16.20%
Bloomberg Commodity Total Return Index	44.82%	25.63%
#	This index represents a broad measure of market performance.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$393,954,969
Number of Portfolio Holdings	310
Portfolio Turnover Rate#	67%
Total Advisory Fees Paid#	$730,897

#	During the period.

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Nutrien, Ltd.	1.68%
Equinor ASA	1.21%
Eni SpA	1.16%
Kubota Corp.	1.15%
Inpex Corp.	1.13%
Boliden AB	1.08%
BHP Group, Ltd.	1.04%
SM Energy Co.	1.02%
Yara International ASA	0.95%
Patterson-UTI Energy, Inc.	0.95%
Total % of Top 10 Holdings	11.37%
Sector Allocation**

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/ccnr.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

SAR-CCNR-043026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the Reports to Stockholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SS&C | ALPS ADVISORS

FINANCIAL STATEMENTS & OTHER INFORMATION

Semi-Annual Report

April 30, 2026

An ALPS Advisors Solution

Financial Statements and Financial Highlights for Open-End Management Investment Companies

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Consolidated Statement of Investments	3
Consolidated Statement of Assets and Liabilities	7
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Financial Highlights	10
ALPS Kotak India ESG Fund
Statement of Investments	14
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	19
ALPS | Global Opoortunity Fund
Statement of Investments	24
Statement of Assets and Liabilities	27
Statement of Operations	28
Statements of Changes in Net Assets	29
Financial Highlights	30

ALPS Balanced Opportunity Fund
Statement of Investments	35
Statement of Assets and Liabilities	38
Statement of Operations	39
Statements of Changes in Net Assets	40
Financial Highlights	41
ALPS Asset Allocation Growth & Income
Statement of Investments	45
Statement of Assets and Liabilities	46
Statement of Operations	47
Statements of Changes in Net Assets	48
Financial Highlights	49
Notes to Financial Statements and Financial Highlights	53
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	73
Proxy Disclosures for Open-End Management Investment Companies	74
Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies	75
Statement Regarding Basis for Approval of Investment Advisory Contract	76

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Consolidated Statement of Investments	April 30, 2026 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (0.00%)(a)
Great Britain (0.00%)(a)
Evraz PLC(b)(c)(d)(e)	91,946	$1,251

TOTAL COMMON STOCKS
(Cost $708,596)		1,251

EXCHANGE TRADED FUNDS (34.18%)
United States (34.18%)
ALPS | CoreCommodity Natural Resources ETF(f)	8,395,125	347,184,592

TOTAL EXCHANGE TRADED FUNDS
(Cost $168,285,700)		347,184,592

Description	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (53.26%)
U.S. Treasury Bonds (53.26%)
United States Treasury Bill(g)
3.480%, 6/25/2026(h)	$50,050,000	49,772,928
3.490%, 7/16/2026(h)	37,100,000	36,819,508
3.525%, 7/30/2026(h)	20,000,000	19,820,744
3.530%, 8/27/2026(h)	130,600,000	129,065,876
3.610%, 9/17/2026(h)	48,300,000	47,630,728
3.585%, 10/1/2026	2,700,000	2,658,905
3.583%, 10/15/2026	175,200,000	172,284,246
		458,052,935

United States Treasury Inflation Indexed Bonds
0.125%, 7/15/2026	81,857,402	82,938,714
		82,938,714

TOTAL GOVERNMENT BONDS
(Cost $539,620,163)		540,991,649

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (9.97%)
Money Market Fund (9.97%)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3.547%	101,311,746	101,311,746
			101,311,746

TOTAL SHORT TERM INVESTMENTS
(Cost $101,311,746)			101,311,746

Description	Value (Note 2)
TOTAL INVESTMENTS (97.41%)
(Cost $809,926,205)	$989,489,238

Other Assets In Excess Of Liabilities (2.59%)	26,308,195

NET ASSETS (100.00%)	$1,015,797,433

(a)	Less than 0.005%
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also Note 2 to the financial statements for additional information.
(c)	Non-income producing security.
(d)	Fair valued security; valued by the Valuation Designee in accordance with the procedures utilized by the valuation designee. As of April 30, 2026, these securities had a total value of $1,251 or less than 0.005% of the Fund's net assets.
(e)	Security deemed to be illiquid under the procedures utilized by the Valuation Designee. As of April 30, 2026, the fair value of illiquid securities in the aggregate was $1,251, representing less than 0.005% of the Fund's net assets.
(f)	Affiliated Company. See Note 7 in Notes to Financial Statements and Financial Highlights. Financials for the affiliated company can be found at www.sec.gov.
(g)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(h)	Security, or portion of security, is being held as collateral for total return swap contracts and futures contracts aggregating a total market value of $84,241,565.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements and Financial Highlights.

3 | alpsfunds.com

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Consolidated Statement of Investments	April 30, 2026 (Unaudited)

FUTURES CONTRACTS

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value (Note 2)	Unrealized Appreciation
Brent Crude Future	Morgan Stanley	Long	81	5/29/2026	$8,942,400	$1,919,748
Brent Crude Future	Morgan Stanley	Long	70	9/30/2026	6,325,900	572,483
Cocoa Future	Morgan Stanley	Long	25	7/16/2026	892,250	39,825
Copper Future	Morgan Stanley	Short	(10)	7/29/2026	(1,495,125)	9,520
Copper Future	Morgan Stanley	Long	5	9/28/2026	754,813	13,768
Corn Future	Morgan Stanley	Long	10	9/14/2026	239,875	10,023
Feeder Cattle Future	Morgan Stanley	Long	3	8/27/2026	560,287	1,823
Feeder Cattle Future	Morgan Stanley	Long	3	9/24/2026	557,962	7,817
Gasoline RBOB Future	Morgan Stanley	Long	8	6/30/2026	1,158,293	174,913
Gasoline RBOB Future	Morgan Stanley	Long	24	8/31/2026	3,127,320	665,802
Gold 100 Oz Future	Morgan Stanley	Short	(4)	6/26/2026	(1,851,840)	23,051
Gold 100 Oz Future	Morgan Stanley	Short	(3)	8/27/2026	(1,399,350)	58,643
Hard Red Winter Wheat Future	Morgan Stanley	Long	62	9/14/2026	2,187,825	245,129
Lean Hogs Future	Morgan Stanley	Long	7	6/12/2026	286,370	191
Lean Hogs Future	Morgan Stanley	Short	(4)	8/14/2026	(168,720)	119
LME Aluminum Future	Morgan Stanley	Long	176	5/18/2026	15,550,568	2,571,542
LME Aluminum Future	Morgan Stanley	Long	32	6/15/2026	2,806,336	349,268
LME Aluminum Future	Morgan Stanley	Long	89	7/13/2026	7,760,956	802,342
LME Aluminum Future	Morgan Stanley	Long	66	9/14/2026	5,684,993	210,490
LME Copper Future	Morgan Stanley	Short	(2)	5/18/2026	(646,887)	1,202
LME Copper Future	Morgan Stanley	Long	2	5/18/2026	646,887	15,731
LME Copper Future	Morgan Stanley	Long	5	7/13/2026	1,622,548	754
LME Copper Future	Morgan Stanley	Short	(5)	7/13/2026	(1,622,548)	8,620
LME Lead Future	Morgan Stanley	Short	(35)	5/18/2026	(1,708,193)	40,328
LME Lead Future	Morgan Stanley	Short	(53)	7/13/2026	(2,588,070)	18,924
LME Nickel Future	Morgan Stanley	Long	51	5/18/2026	5,911,626	986,913
LME Nickel Future	Morgan Stanley	Long	4	6/15/2026	465,269	50,791
LME Nickel Future	Morgan Stanley	Long	32	7/13/2026	3,735,030	301,055
LME Nickel Future	Morgan Stanley	Long	34	9/14/2026	3,994,524	404,028
LME Tin Future	Morgan Stanley	Short	(2)	7/13/2026	(492,090)	2,330
LME Tin Future	Morgan Stanley	Long	2	7/13/2026	492,090	23,804
LME Zinc Future	Morgan Stanley	Long	62	5/18/2026	5,218,974	414,957
LME Zinc Future	Morgan Stanley	Long	45	7/13/2026	3,791,306	170,000
LME Zinc Future	Morgan Stanley	Long	45	9/14/2026	3,782,531	74,567
Low Su Gasoil G Future	Morgan Stanley	Long	10	7/10/2026	1,146,750	128,086
Low Su Gasoil G Future	Morgan Stanley	Long	61	9/10/2026	6,254,025	1,430,866
NY Harbor ULSD	Morgan Stanley	Long	13	8/31/2026	1,960,195	258,482
Palladium Future	Morgan Stanley	Long	4	6/26/2026	613,320	26,220
Palladium Future	Morgan Stanley	Long	6	9/28/2026	934,320	39,777
Soybean Future	Morgan Stanley	Long	14	11/13/2026	821,100	16,136
Soybean Meal Future	Morgan Stanley	Short	(43)	7/14/2026	(1,371,270)	21,198
Soybean Oil Future	Morgan Stanley	Long	80	12/14/2026	3,333,120	347,029
Sugar #11 (World) Future	Morgan Stanley	Short	(40)	9/30/2026	(674,240)	5,740
Wheat Future	Morgan Stanley	Long	61	9/14/2026	1,987,838	101,845
White Sugar Future	Morgan Stanley	Long	28	9/15/2026	613,900	38,994
					$90,143,168	$12,604,874

See Notes to Financial Statements and Financial Highlights.

4 | alpsfunds.com

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Consolidated Statement of Investments	April 30, 2026 (Unaudited)

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value (Note 2)	Unrealized Depreciation
Brent Crude Future	Morgan Stanley	Short	(1)	7/31/2026	$(97,930)	$(12,731)
Cocoa Future	Morgan Stanley	Short	(45)	9/15/2026	(1,638,450)	(162,847)
Coffee 'C' Future	Morgan Stanley	Long	5	7/21/2026	535,406	(17,188)
Coffee 'C' Future	Morgan Stanley	Short	(3)	9/18/2026	(309,769)	(1,414)
Corn Future	Morgan Stanley	Short	(20)	7/14/2026	(474,750)	(20,532)
Cotton No.2 Future	Morgan Stanley	Short	(68)	7/9/2026	(2,794,800)	(224,551)
Cotton No.2 Future	Morgan Stanley	Short	(26)	12/8/2026	(1,077,310)	(130,007)
Frzn Concentrated OJ Future	Morgan Stanley	Short	(6)	7/13/2026	(171,225)	(9,122)
Frzn Concentrated OJ Future	Morgan Stanley	Short	(19)	9/10/2026	(546,773)	(20,352)
Gold 100 Oz Future	Morgan Stanley	Long	20	12/29/2026	9,463,600	(296,721)
Hard Red Winter Wheat Future	Morgan Stanley	Short	(43)	7/14/2026	(1,491,025)	(152,122)
Lean Hogs Future	Morgan Stanley	Long	44	10/14/2026	1,593,240	(23,420)
Live Cattle Future	Morgan Stanley	Short	(3)	6/30/2026	(304,800)	(8,768)
Live Cattle Future	Morgan Stanley	Short	(4)	8/31/2026	(397,880)	(5,111)
Live Cattle Future	Morgan Stanley	Short	(2)	10/30/2026	(194,780)	(5,725)
LME Aluminum Future	Morgan Stanley	Short	(176)	5/18/2026	(15,550,568)	(2,100,235)
LME Aluminum Future	Morgan Stanley	Short	(32)	6/15/2026	(2,806,336)	(436,047)
LME Aluminum Future	Morgan Stanley	Short	(99)	7/13/2026	(8,632,973)	(476,662)
LME Aluminum Future	Morgan Stanley	Short	(46)	9/14/2026	(3,962,268)	(364,736)
LME Copper Future	Morgan Stanley	Short	(1)	6/15/2026	(324,155)	(2,835)
LME Copper Future	Morgan Stanley	Long	6	9/14/2026	1,949,828	(5,729)
LME Lead Future	Morgan Stanley	Long	35	5/18/2026	1,708,193	(49,063)
LME Lead Future	Morgan Stanley	Long	48	7/13/2026	2,343,912	(143,382)
LME Lead Future	Morgan Stanley	Long	48	9/14/2026	2,364,600	(21,401)
LME Lead Future	Morgan Stanley	Short	(5)	9/14/2026	(246,313)	(355)
LME Nickel Future	Morgan Stanley	Short	(51)	5/18/2026	(5,911,626)	(809,942)
LME Nickel Future	Morgan Stanley	Short	(4)	6/15/2026	(465,269)	(95,839)
LME Nickel Future	Morgan Stanley	Short	(44)	7/13/2026	(5,135,666)	(525,000)
LME Nickel Future	Morgan Stanley	Short	(9)	9/14/2026	(1,057,374)	(114,014)
LME Tin Future	Morgan Stanley	Long	2	9/14/2026	493,240	(31,517)
LME Zinc Future	Morgan Stanley	Short	(62)	5/18/2026	(5,218,974)	(305,096)
LME Zinc Future	Morgan Stanley	Short	(50)	7/13/2026	(4,212,562)	(86,438)
LME Zinc Future	Morgan Stanley	Short	(6)	9/14/2026	(504,337)	(20,030)
Natural Gas Future	Morgan Stanley	Long	6	6/26/2026	182,640	(2,203)
Natural Gas Future	Morgan Stanley	Long	90	8/27/2026	2,792,700	(450,520)
NY Harbor ULSD	Morgan Stanley	Short	(3)	6/30/2026	(489,913)	(51,593)
Platinum Future	Morgan Stanley	Short	(7)	7/29/2026	(698,110)	(1,408)
Platinum Future	Morgan Stanley	Long	8	10/28/2026	805,840	(50,506)
Robusta Coffee Future	Morgan Stanley	Long	19	9/24/2026	622,630	(46,651)
Silver Future	Morgan Stanley	Long	6	7/29/2026	2,220,840	(115,879)
Silver Future	Morgan Stanley	Long	12	9/28/2026	4,473,120	(530,235)
Soybean Future	Morgan Stanley	Short	(3)	7/14/2026	(179,325)	(1,233)
Soybean Meal Future	Morgan Stanley	Long	91	12/14/2026	2,834,650	(20,110)
Soybean Oil Future	Morgan Stanley	Short	(34)	7/14/2026	(1,520,616)	(151,788)
Sugar #11 (World) Future	Morgan Stanley	Short	(39)	6/30/2026	(638,165)	(29,256)
Wheat Future	Morgan Stanley	Short	(45)	7/14/2026	(1,432,688)	(106,952)
WTI Crude Future	Morgan Stanley	Short	(16)	6/22/2026	(1,586,240)	(224,023)
WTI Crude Future	Morgan Stanley	Short	(89)	8/20/2026	(7,901,420)	(794,919)
					(43,589,951)	(9,256,208)

See Notes to Financial Statements and Financial Highlights.

5 | alpsfunds.com

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Consolidated Statement of Investments	April 30, 2026 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate/Fixed Amount Paid by Fund*	Termination Date	Value	Unrealized Appreciation
UBS Group AG	CRB 3m Fwd TR Index**	$43,932,456	USB3MTA + 25 bps	11/30/2026	$43,932,469	$13
Citigroup	CRB 3m Fwd TR Index**	11,038,041	USB3MTA + 24 bps	10/30/2026	11,038,049	8
RBC	BCOM 3m Fwd TR Index***	15,513,098	USB3MTA + 12 bps	10/30/2026	15,513,106	8
Societe Generale	CRB 3m Fwd TR Index**	34,173,181	USB3MTA + 24 bps	10/30/2026	34,173,189	8
Bank of America - Merrill Lynch	BCOM 3m Fwd TR Index***	20,389,812	USB3MTA + 12 bps	10/30/2026	20,389,819	7
RBC	CRB 3m Fwd TR Index**	13,472,165	USB3MTA + 29 bps	10/30/2026	13,472,170	5
Citigroup	BCOM 3m Fwd TR Index***	18,961,978	USB3MTA + 11 bps	10/30/2026	18,961,982	4
Goldman Sachs	BCOM 3m Fwd TR Index***	39,326,316	USB3MTA + 11 bps	10/30/2026	39,326,319	3
Societe Generale	BCOM TR Index***	27,273,875	USB3MTA + 12 bps	10/30/2026	27,273,878	3
Bank of America - Merrill Lynch	BCOM TR Index***	67,623,818	USB3MTA + 12 bps	10/30/2026	67,623,820	2
Bank of America - Merrill Lynch	CRB 3m Fwd TR Index**	18,157,676	USB3MTA + 25 bps	6/30/2026	18,157,678	2
Citigroup	BCOM TR Index***	158,321,729	USB3MTA + 10 bps	10/30/2026	158,321,730	1
RBC	BCOM TR Index***	102,073,689	USB3MTA + 12 bps	10/30/2026	102,073,689	–
Societe Generale	BCOM 3m Fwd TR Index***	51,319,740	USB3MTA + 12 bps	10/30/2026	51,319,740	–
		621,577,574			621,577,638	64

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the Fund. For short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate paid by the Fund.
*	United States Auction Results 3 Month Treasury Bill High Discount. Total return swap resets monthly.
**	CRB - Commodity Research Bureau
***	BCOM - Bloomberg Commodity Index

See Notes to Financial Statements and Financial Highlights.

6 | alpsfunds.com

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Consolidated Statement of Assets and Liabilities	April 30, 2026 (Unaudited)

ASSETS
Investments, at value	$642,304,646
Investments in affiliates, at value	347,184,592
Cash	549,518
Unrealized appreciation on total return swap contracts	64
Receivable for shares sold	915,491
Receivable for variation margin on futures contracts	174,452
Deposit with broker for futures contracts (Note 3)	879,891
Dividends and interest receivable	550,854
Receivable for total return swap resets	27,793,749
Prepaid expenses and other assets	25,341
Total Assets	1,020,378,598

LIABILITIES
Payable for interest expense on total return swap contracts	1,789,813
Payable for shares redeemed	1,928,775
Investment advisory fees payable	580,499
Administration and transfer agency fees payable	184,110
Distribution and services fees payable	15,944
Professional fees payable	18,946
Accrued expenses and other liabilities	63,078
Total Liabilities	4,581,165
NET ASSETS	$1,015,797,433
NET ASSETS CONSIST OF
Paid-in capital	$666,010,654
Total distributable earnings/(accumulated losses)	349,786,779
NET ASSETS	$1,015,797,433
INVESTMENTS, AT COST	$641,640,505
INVESTMENTS IN AFFILIATES, AT COST	$168,285,700

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$10.15
Net Assets	$19,066,787
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,879,386
Class A:
Net Asset Value, offering and redemption price per share	$10.19
Net Assets	$10,121,539
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	993,052
Maximum offering price per share ((NAV/0.9675), based on maximum sales charge of 3.25% of the offering price)	$10.53
Class C:
Net Asset Value, offering and redemption price per share(a)	$8.96
Net Assets	$7,604,583
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	848,932
Class I:
Net Asset Value, offering and redemption price per share	$10.41
Net Assets	$979,004,524
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	94,010,273

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements and Financial Highlights.

7 | alpsfunds.com

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Consolidated Statement of Operations	For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends	$9,126
Dividends from affiliated securities	13,320,873
Interest and other income, net of premium amortization and accretion of discount	10,932,027
Total Investment Income	24,262,026

EXPENSES
Investment advisory fees	3,992,981
Investment advisory fees - subsidiary (Note 8)	868,772
Administrative service fees	541,846
Delegated transfer agent equivalent services fees	435,960
Distribution and service fees
Investor Class	30,559
Class A	13,146
Class C	34,192
Professional fees	20,660
Reports to shareholders and printing fees	18,775
State registration fees	33,983
Insurance fees	7,904
Custody fees	26,195
Trustees' fees and expenses	34,852
Miscellaneous expenses	18,292
Total Expenses	6,078,117
Less fees waived/reimbursed by investment advisor (Note 8)
Waiver of investment advisory fees - subsidiary	(868,772)
Class C	(1,188)
Less fees waived from investments in affiliated securities (Note 8)	(671,211)
Net Expenses	4,536,946
Net Investment Income	19,725,080
Net realized gain on investments	9,551
Net realized gain on investments - affiliated securities	37,415,306
Net realized gain on futures contracts	14,254,068
Net realized gain on total return swap contracts	128,876,371
Net realized loss on foreign currency transactions	(3,091)
Net change in unrealized appreciation on investments	61,765
Net change in unrealized appreciation on investments - affiliated securities	53,133,532
Net change in unrealized depreciation on futures contracts	(4,154,928)
Net change in unrealized appreciation on total return swap contracts	44
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	2,641
Net Change in Unrealized Appreciation	49,043,054
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	229,595,259
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$249,320,339

See Notes to Financial Statements and Financial Highlights.

8 | alpsfunds.com

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Consolidated Statements of Changes in Net Assets	April 30, 2026 (Unaudited)

	For the Six
	Months Ended	For the
	April 30, 2026	Year Ended
	(Unaudited)	October 31, 2025
OPERATIONS
Net investment income	$19,725,080	$21,718,163
Net realized gain	180,552,205	39,298,639
Net change in unrealized appreciation	49,043,054	104,980,728
Net Increase in Net Assets Resulting from Operations	249,320,339	165,997,530

TOTAL DISTRIBUTIONS
From distributable earnings
Investor Class	(1,372,763)	(473,338)
Class A	(536,418)	(167,868)
Class C	(660,765)	(238,435)
Class I	(79,297,225)	(23,959,864)
Net Decrease in Net Assets from Distributions	(81,867,171)	(24,839,505)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	1,199,532	2,814,870
Class A	3,965,362	2,266,476
Class C	440,183	284,649
Class I	89,653,484	204,145,622
Distributions reinvested
Investor Class	1,134,780	398,651
Class A	265,857	108,355
Class C	439,945	159,471
Class I	57,070,750	17,314,944
Shares redeemed, net of redemption fees
Investor Class	(3,226,362)	(6,954,131)
Class A	(1,711,615)	(3,885,020)
Class C	(1,773,228)	(3,827,439)
Class I	(294,258,531)	(299,369,014)
Net Decrease in Net Assets Derived from Beneficial Interest Transactions	(146,799,843)	(86,542,566)

Net increase in net assets	20,653,325	54,615,459

NET ASSETS
Beginning of period	995,144,108	940,528,649
End of period	$1,015,797,433	$995,144,108

See Notes to Financial Statements and Financial Highlights.

9 | alpsfunds.com

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund – Investor Class

Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of period(a)	$8.46		$7.29	$7.51		$8.47	$9.50	$6.06
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.16		0.16	0.20		0.21	0.05	0.11
Net realized and unrealized gain/(loss)	2.24		1.21	(0.19)		(0.61)	0.62	3.35
Total from investment operations	2.40		1.37	0.01		(0.40)	0.67	3.46

DISTRIBUTIONS:
From net investment income	(0.71)		(0.20)	(0.20)		(0.56)	(1.70)	(0.02)
From net realized gain	–		–	(0.03)		–	–	–
Total distributions	(0.71)		(0.20)	(0.23)		(0.56)	(1.70)	(0.02)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		–	0.00	(c)	–	–	0.00 (c)
Net increase/(decrease) in net asset value	1.69		1.17	(0.22)		(0.96)	(1.03)	3.44
Net asset value, end of period	$10.15		$8.46	$7.29		$7.51	$8.47	$9.50
TOTAL RETURN(d)	30.70%		19.24%	0.36%		(5.01)%	9.65%	57.25%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$19,067		$16,544	$17,849		$22,202	$89,645	$89,300
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)(f)	1.37	%(g)(h)	1.37%	1.36%		1.34%	1.36%	1.37%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.23	%(g)(h)	1.23%	1.32%		1.34%	1.36%	1.37%
Ratio of net investment income to average net assets(e)(i)	3.55	%(h)	2.14%	2.79%		2.66%	0.55%	1.36%
Portfolio turnover rate(j)	2%		19%	72	%(k)	59%	54%	54%

(a)	Per share amounts and ratios to average net assets include income and expenses of the CoreCommodity Management Cayman Commodity Fund Ltd. (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Consolidated Statement of Investments.
(f)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 8 for additional detail). The ratio inclusive of that fee would be for the periods ended April 30, 2026, October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021 respectively, 1.56%, 1.53%, 1.50%, 1.52%, 1.53% and 1.55%.
(g)	According to the Fund's shareholder services plan with respect to the Fund's Investor Class shares, any amount of fees accrued according to the plan, but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Ratios may be lower than the expense cap due to the amounts reimbursed to the Fund.
(h)	Annualized.
(i)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.
(j)	Portfolio turnover rate for periods less than one full year have not been annualized.
(k)	Portfolio turnover does not include securities received or delivered in-kind.

See Notes to Financial Statements and Financial Highlights.

10 | alpsfunds.com

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund – Class A

Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of period(a)	$8.50		$7.32	$7.53		$8.48	$9.52	$6.07
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.15		0.17	0.21		0.22	0.06	0.13
Net realized and unrealized gain/(loss)	2.25		1.21	(0.19)		(0.61)	0.60	3.34
Total from investment operations	2.40		1.38	0.02		(0.39)	0.66	3.47

DISTRIBUTIONS:
From net investment income	(0.71)		(0.20)	(0.20)		(0.56)	(1.70)	(0.02)
From net realized gain	–		–	(0.03)		–	–	–
Total distributions	(0.71)		(0.20)	(0.23)		(0.56)	(1.70)	(0.02)

Net increase/(decrease) in net asset value	1.69		1.18	(0.21)		(0.95)	(1.04)	3.45
Net asset value, end of period	$10.19		$8.50	$7.32		$7.53	$8.48	$9.52
TOTAL RETURN(c)	30.55%		19.30%	0.49%		(4.88)%	9.52%	57.33%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$10,122		$6,093	$6,726		$11,362	$16,246	$7,349
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)(e)	1.37	%(f)(g)	1.30%	1.25%		1.25%	1.30%	1.32%
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	1.23	%(f)(g)	1.16%	1.22%		1.25%	1.30%	1.32%
Ratio of net investment income to average net assets(d)(h)	3.29	%(g)	2.20%	2.90%		2.83%	0.64%	1.56%
Portfolio turnover rate(i)	2%		19%	72	%(j)	59%	54%	54%

(a)	Per share amounts and ratios to average net assets include income and expenses of the CoreCommodity Management Cayman Commodity Fund Ltd. (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Consolidated Statement of Investments.
(e)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 8 for additional detail). The ratio inclusive of that fee would be for the periods ended April 30, 2026, October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021 respectively, 1.56%, 1.46%, 1.39%, 1.43%, 1.47% and 1.50%.
(f)	According to the Fund's shareholder services plan with respect to the Fund's Class A shares, any amount of fees accrued according to the plan, but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Ratios may be lower than the expense cap due to the amounts reimbursed to the Fund.
(g)	Annualized.
(h)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.
(i)	Portfolio turnover rate for periods less than one full year have not been annualized.
(j)	Portfolio turnover does not include securities received or delivered in-kind.

See Notes to Financial Statements and Financial Highlights.

11 | alpsfunds.com

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund – Class C

Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
Net asset value, beginning of period(a)	$7.57		$6.58	$6.84		$7.80	$8.94		$5.73
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.12		0.10	0.14		0.14	(0.01	)(c)	0.07
Net realized and unrealized gain/(loss)	1.98		1.08	(0.17)		(0.54)	0.56		3.14
Total from investment operations	2.10		1.18	(0.03)		(0.40)	0.55		3.21

DISTRIBUTIONS:
From net investment income	(0.71)		(0.19)	(0.20)		(0.56)	(1.69)		(0.01)
From net realized gain	–		–	(0.03)		–	–		–
Total distributions	(0.71)		(0.19)	(0.23)		(0.56)	(1.69)		(0.01)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		–	–		–	–		0.01
Net increase/(decrease) in net asset value	1.39		0.99	(0.26)		(0.96)	(1.14)		3.21
Net asset value, end of period	$8.96		$7.57	$6.58		$6.84	$7.80		$8.94
TOTAL RETURN(d)	30.19%		18.43%	(0.31)%		(5.58)%	8.78%		56.37%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$7,605		$7,165	$9,574		$17,910	$27,856		$13,789
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)(f)	2.04	%(g)(h)	2.11%	2.11%		2.01%	2.00%		2.00%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.86	%(g)(h)	1.90%	2.02%		2.01%	2.00%		2.00%
Ratio of net investment income/(loss) to average net assets(e)(i)	2.98	%(g)	1.49%	2.08%		2.03%	(0.08)%		0.84%
Portfolio turnover rate(j)	2%		19%	72	%(k)	59%	54%		54%

(a)	Per share amounts and ratios to average net assets include income and expenses of the CoreCommodity Management Cayman Commodity Fund Ltd. (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Consolidated Statement of Investments.
(f)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 8 for additional detail).The ratio inclusive of that fee would be for the periods ended April 30, 2026, October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021 respectively, 2.22%, 2.26%, 2.25%, 2.19%, 2.18% and 2.18%.
(g)	Annualized.
(h)	According to the Fund's Distribution and Services (12b-1) Plan with respect to the Fund's Class C shares, any amount of fees accrued according to the plan, but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Ratios may be lower than the expense cap due to the amounts reimbursed to the Fund.
(i)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.
(j)	Portfolio turnover rate for periods less than one full year have not been annualized.
(k)	Portfolio turnover does not include securities received or delivered in-kind.

See Notes to Financial Statements and Financial Highlights.

12 | alpsfunds.com

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund – Class I

Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
Net asset value, beginning of period(a)	$8.66		$7.45	$7.65		$8.61	$9.62		$6.12
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.19		0.18	0.22		0.24	0.08		0.14
Net realized and unrealized gain/(loss)	2.28		1.23	(0.18)		(0.63)	0.61		3.38
Total from investment operations	2.47		1.41	0.04		(0.39)	0.69		3.52

DISTRIBUTIONS:
From net investment income	(0.72)		(0.20)	(0.21)		(0.57)	(1.70)		(0.02)
From net realized gain	–		–	(0.03)		–	–		–
Total distributions	(0.72)		(0.20)	(0.24)		(0.57)	(1.70)		(0.02)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		–	–		–	(0.00	)(c)	0.00 (c)
Net increase/(decrease) in net asset value	1.75		1.21	(0.20)		(0.96)	(1.01)		3.50
Net asset value, end of period	$10.41		$8.66	$7.45		$7.65	$8.61		$9.62
TOTAL RETURN(d)	30.75%		19.41%	0.67%		(4.87)%	9.85%		57.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$979,005		$965,342	$906,379		$1,602,146	$1,613,293		$1,154,123
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)(f)	1.09	%(g)	1.14%	1.17%		1.16%	1.08%		1.09%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	0.95	%(g)	1.00%	1.12%		1.15%	1.08%		1.09%
Ratio of net investment income to average net assets(e)(h)	4.23	%(g)	2.34%	2.92%		3.02%	0.84%		1.68%
Portfolio turnover rate(i)	2%		19%	72	%(j)	59%	54%		54%

(a)	Per share amounts and ratios to average net assets include income and expenses of the CoreCommodity Management Cayman Commodity Fund Ltd. (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Consolidated Statement of Investments.
(f)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 8 for additional detail).The ratio inclusive of that fee would be for the periods ended April 30, 2026, October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021 respectively, 1.28%, 1.31%, 1.32%, 1.34%, 1.26% and 1.27%.
(g)	Annualized.
(h)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.
(i)	Portfolio turnover rate for periods less than one full year have not been annualized.
(j)	Portfolio turnover does not include securities received or delivered in-kind.

See Notes to Financial Statements and Financial Highlights.

13 | alpsfunds.com

Kotak India Equity Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (99.21%)
Communication Services (7.46%)
Diversified Telecommunication Services (2.73%)
Indus Towers, Ltd.(a)	2,195,744	$9,518,021

Wireless Telecommunication Services (4.73%)
Bharti Airtel, Ltd.	824,592	16,483,534

Total Communication Services		26,001,555

Consumer Discretionary (12.71%)
Automobile Components (3.15%)
UNO Minda, Ltd.	931,220	10,961,750

Automobiles (3.09%)
Mahindra & Mahindra, Ltd.	328,109	10,761,074

Broadline Retail (2.77%)
Vishal Mega Mart, Ltd.(a)	7,464,104	9,668,119

Hotels, Restaurants & Leisure (3.70%)
Eternal, Ltd.(a)	3,712,218	9,740,536
Swiggy, Ltd.(a)	1,096,550	3,146,555
		12,887,091

Total Consumer Discretionary		44,278,034

Consumer Staples (4.89%)
Food Products (2.45%)
Britannia Industries, Ltd.	141,246	8,521,153

Personal Care Products (2.44%)
Godrej Consumer Products, Ltd.	753,979	8,522,309

Total Consumer Staples		17,043,462

Energy (7.25%)
Oil, Gas & Consumable Fuels (7.25%)
Reliance Industries, Ltd.	1,665,346	25,257,300

Total Energy		25,257,300

Financials (33.33%)
Banks (13.64%)
AU Small Finance Bank, Ltd.(b)(c)	819,939	8,807,584
HDFC Bank, Ltd.	977,960	7,998,807
HDFC Bank, Ltd., ADR	102,000	2,591,820
ICICI Bank, Ltd., Sponsored ADR	958,775	25,493,826
ICICI Bank, Ltd.	195,598	2,624,601
		47,516,638

Capital Markets (6.01%)
360 ONE WAM, Ltd.	646,850	7,077,532
BSE, Ltd.	193,888	7,488,825

	Shares	Value (Note 2)
Capital Markets (continued)
ICICI Prudential Asset
Management Co., Ltd.	182,266	$6,366,874
		20,933,231

Consumer Finance (10.80%)
Bajaj Finance, Ltd.	1,424,367	14,147,728
Poonawalla Fincorp, Ltd.(a)	2,139,771	9,459,677
Shriram Finance, Ltd.	1,411,294	14,036,168
		37,643,573

Insurance (2.88%)
Max Financial Services, Ltd.(a)	601,163	10,043,478

Total Financials		116,136,920

Health Care (5.85%)
Health Care Providers & Services (3.20%)
Max Healthcare Institute, Ltd.	1,062,274	11,176,744

Pharmaceuticals (2.65%)
Cipla, Ltd.	327,547	4,539,272
Piramal Pharma, Ltd.	2,729,827	4,679,535
		9,218,807

Total Health Care		20,395,551

Industrials (12.76%)
Aerospace & Defense (3.04%)
Bharat Electronics, Ltd.	2,319,953	10,591,073

Construction & Engineering (1.48%)
Voltas, Ltd.	339,911	5,147,285

Electrical Equipment (2.22%)
GE Vernova T&D India, Ltd.	164,730	7,751,428

Machinery (3.14%)
Jyoti CNC Automation, Ltd.(a)(b)	180,978	1,435,145
Tata Motors, Ltd. /new(a)	2,169,310	9,478,364
		10,913,509

Passenger Airlines (2.88%)
InterGlobe Aviation, Ltd.(b)(c)	220,000	10,047,445

Total Industrials		44,450,740

Information Technology (7.76%)
IT Services (7.76%)
Cognizant Technology Solutions Corp., Class A	216,000	11,426,400
Mphasis, Ltd.	273,172	6,595,273

See Notes to Financial Statements and Financial Highlights.

14 | alpsfunds.com

Kotak India Equity Fund
Statement of Investments	April 30, 2026 (Unaudited)

		Value
	Shares	(Note 2)
IT Services (continued)
Tech Mahindra, Ltd.	575,946	$9,002,927
		27,024,600

Total Information Technology		27,024,600

Materials (5.67%)
Construction Materials (4.38%)
Dalmia Bharat, Ltd.	243,446	4,906,142
UltraTech Cement, Ltd.	84,366	10,351,595
		15,257,737

Paper & Forest Products (1.29%)
Century Plyboards India, Ltd.	531,929	4,490,432

Total Materials		19,748,169

Real Estate (1.53%)
Real Estate Management & Development (1.53%)
Brigade Enterprises, Ltd.	639,899	5,346,465

Total Real Estate		5,346,465

TOTAL COMMON STOCKS
(Cost $328,069,984)		345,682,796

TOTAL INVESTMENTS (99.21%)
(Cost $328,069,984)		$345,682,796

Other Assets In Excess Of Liabilities (0.79%)		2,757,661

NET ASSETS (100.00%)		$348,440,457

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of April 30, 2026 the aggregate market value of those securities was $20,290,174, representing 5.82% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026, the aggregate market value of those securities was $18,855,029, representing 5.41% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements and Financial Highlights.

15 | alpsfunds.com

Kotak India Equity Fund
Statement of Assets and Liabilities	April 30, 2026 (Unaudited)

ASSETS
Investments, at value	$345,682,796
Cash	157,056
Foreign currency, at value (Cost $12,119,513)	10,788,547
Receivable for shares sold	13,194
Dividends and interest receivable	31,126
Prepaid expenses and other assets	54,368
Total Assets	356,727,087

LIABILITIES
Payable for shares redeemed	72,439
Payable for foreign capital gains tax	7,988,213
Investment advisory fees payable	153,460
Administration and transfer agency fees payable	43,787
Distribution and services fees payable	4,001
Trustees' fees and expenses payable	196
Professional fees payable	6,577
Accrued expenses and other liabilities	17,957
Total Liabilities	8,286,630
NET ASSETS	$348,440,457
NET ASSETS CONSIST OF
Paid-in capital	$345,698,678
Total distributable earnings/(accumulated losses)	2,741,779
NET ASSETS	$348,440,457
INVESTMENTS, AT COST	$328,069,984

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$14.05
Net Assets	$4,043,113
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	287,771
Class A:
Net Asset Value, offering and redemption price per share	$14.03
Net Assets	$4,008,559
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	285,660
Maximum offering price per share ((NAV/0.9675), based on maximum sales charge of 3.25% of the offering price)	$14.50
Class C:
Net Asset Value, offering and redemption price per share(a)	$12.04
Net Assets	$1,552,269
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	128,956
Class I:
Net Asset Value, offering and redemption price per share	$14.93
Net Assets	$36,939,233
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	2,474,503
Class II:
Net Asset Value, offering and redemption price per share	$15.18
Net Assets	$301,897,283
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	19,894,083

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements and Financial Highlights.

16 | alpsfunds.com

Kotak India Equity Fund
Statement of Operations	For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends	$492,678
Foreign taxes withheld on dividends	(84,922)
Interest and other income	21,239
Total Investment Income	428,995

EXPENSES
Investment advisory fees	1,213,904
Administrative service fees	296,776
Delegated transfer agent equivalent services fees	18,200
Distribution and service fees
Investor Class	7,509
Class A	6,521
Class C	10,791
Professional fees	19,029
Reports to shareholders and printing fees	9,909
State registration fees	33,901
Insurance fees	3,276
Custody fees	27,868
Trustees' fees and expenses	13,902
Miscellaneous expenses	16,639
Total Expenses	1,678,225
Less fees waived/reimbursed by investment advisor (Note 8)
Class II	(210,629)
Net Expenses	1,467,596
Net Investment Loss	(1,038,601)
Net realized gain on investments	6,951,494
Net realized loss on foreign currency transactions	(477,792)
Net realized loss on foreign capital gains tax	(1,931,899)
Net change in unrealized depreciation on investments	(53,509,853)
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(342,153)
Net change in unrealized depreciation on foreign capital gains tax	6,730,697
Net Change in Unrealized Depreciation	(47,121,309)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(42,579,506)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(43,618,107)

See Notes to Financial Statements and Financial Highlights.

17 | alpsfunds.com

Kotak India Equity Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025(a)
OPERATIONS
Net investment loss	$(1,038,601)	$(560,785)
Net realized gain	4,541,803	14,927,951
Net change in unrealized depreciation	(47,121,309)	(13,068,929)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(43,618,107)	1,298,237

TOTAL DISTRIBUTIONS
From distributable earnings
Investor Class	(242,997)	(726,906)
Class A	(217,591)	(357,984)
Class C	(152,561)	(369,945)
Class I	(2,056,709)	(4,710,734)
Class II	(17,400,209)	(45,884,533)
Net Decrease in Net Assets from Distributions	(20,070,067)	(52,050,102)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	1,292,874	1,032,495
Class A	1,948,984	2,478,085
Class C	54,400	884,840
Class I	7,169,893	20,824,601
Distributions reinvested
Investor Class	197,677	614,324
Class A	215,267	326,343
Class C	152,561	369,945
Class I	1,914,256	4,431,289
Class II	17,400,209	45,884,534
Shares redeemed, net of redemption fees
Investor Class	(1,230,298)	(1,565,327)
Class A	(1,106,138)	(1,398,236)
Class C	(781,250)	(663,956)
Class I	(5,543,387)	(15,100,390)
Class II	(4,500,000)	(9,000,000)
Net Increase in Net Assets Derived from Beneficial Interest Transactions	17,185,048	49,118,547

Net decrease in net assets	(46,503,126)	(1,633,318)

NET ASSETS
Beginning of period	394,943,583	396,576,901
End of period	$348,440,457	$394,943,583

(a)	Prior to September 2, 2025, Kotak India Equity Fund was known as ALPS | Kotak India ESG Fund.

See Notes to Financial Statements and Financial Highlights.

18 | alpsfunds.com

Kotak India Equity Fund - Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025(a)	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023		For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of period	$16.74		$19.34	$16.32		$15.78		$18.70	$12.66
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.07)		(0.10)	(0.07	)(c)	(0.07	)(c)	(0.12)	(0.12)
Net realized and unrealized gain/(loss)	(1.72)		0.16	3.85		0.85		(1.82)	6.16
Total from investment operations	(1.79)		0.06	3.78		0.78		(1.94)	6.04

DISTRIBUTIONS:
From net investment income	(0.69)		(0.06)	–		–		(0.44)	–
From net realized gain	(0.21)		(2.60)	(0.76)		(0.25)		(0.54)	–
Total distributions	(0.90)		(2.66)	(0.76)		(0.25)		(0.98)	–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	0.00	(d)	0.00 (d)	0.00	(d)	0.01		0.00 (d)	0.00 (d)
Net increase/(decrease) in net asset value	(2.69)		(2.60)	3.02		0.54		(2.92)	6.04
Net asset value, end of period	$14.05		$16.74	$19.34		$16.32		$15.78	$18.70
TOTAL RETURN(e)	(11.27)%		0.00%	23.87%		5.06%		(10.90)%	47.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$4,043		$4,624	$5,303		$4,596		$3,711	$3,814
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.25	%(f)(g)	1.22%	1.22%		1.37%		1.33%	1.35%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.25	%(f)(g)	1.22%	1.22%		1.37%		1.33%	1.35%
Ratio of net investment loss to average net assets	(1.02	)%(g)	(0.59)%	(0.37)%		(0.43)%		(0.74)%	(0.73)%
Portfolio turnover rate(h)	25%		53%	75%		24%		18%	29%

(a)	Prior to September 2, 2025, Kotak India Equity Fund was known as ALPS | Kotak India ESG Fund.
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Less than $0.005 or ($0.005) per share.
(e)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	According to the Fund's shareholder services plan with respect to the Fund's Investor Class shares, any amount of fees accrued according to the plan, but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Ratios may be lower than the expense cap due to the amounts reimbursed to the Fund.
(g)	Annualized.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

19 | alpsfunds.com

Kotak India Equity Fund - Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025(a)	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023		For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of period	$16.71		$19.30	$16.29		$15.74		$18.62	$12.59
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.07)		(0.09)	(0.06	)(c)	(0.04	)(c)	(0.08)	(0.11)
Net realized and unrealized gain/(loss)	(1.72)		0.16	3.83		0.84		(1.82)	6.14
Total from investment operations	(1.79)		0.07	3.77		0.80		(1.90)	6.03

DISTRIBUTIONS:
From net investment income	(0.69)		(0.06)	–		–		(0.44)	–
From net realized gain	(0.21)		(2.60)	(0.76)		(0.25)		(0.54)	–
Total distributions	(0.90)		(2.66)	(0.76)		(0.25)		(0.98)	–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	0.01		–	–		0.00	(d)	–	0.00 (d)
Net increase/(decrease) in net asset value	(2.68)		(2.59)	3.01		0.55		(2.88)	6.03
Net asset value, end of period	$14.03		$16.71	$19.30		$16.29		$15.74	$18.62
TOTAL RETURN(e)	(11.23)%		0.05%	23.85%		5.14%		(10.70)%	47.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$4,009		$3,654	$2,590		$1,499		$847	$762
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.25	%(f)(g)	1.19%	1.17%		1.23%		1.10%	1.30%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.25	%(f)(g)	1.19%	1.17%		1.23%		1.10%	1.30%
Ratio of net investment loss to average net assets	(1.02	)%(g)	(0.57)%	(0.30)%		(0.26)%		(0.51)%	(0.68)%
Portfolio turnover rate(h)	25%		53%	75%		24%		18%	29%

(a)	Prior to September 2, 2025, Kotak India Equity Fund was known as ALPS | Kotak India ESG Fund.
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Less than $0.005 or ($0.005) per share.
(e)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(f)	According to the Fund's shareholder services plan with respect to the Fund's Class A shares, any amount of fees accrued according to the plan, but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Ratios may be lower than the expense cap due to the amounts reimbursed to the Fund.
(g)	Annualized.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

20 | alpsfunds.com

Kotak India Equity Fund - Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025(a)	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023		For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of period	$14.51		$17.20	$14.71		$14.34		$17.18	$11.70
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.12)		(0.19)	(0.18	)(c)	(0.15	)(c)	(0.21)	(0.21)
Net realized and unrealized gain/(loss)	(1.47)		0.14	3.43		0.77		(1.67)	5.69
Total from investment operations	(1.59)		(0.05)	3.25		0.62		(1.88)	5.48

DISTRIBUTIONS:
From net investment income	(0.67)		(0.04)	–		–		(0.42)	–
From net realized gain	(0.21)		(2.60)	(0.76)		(0.25)		(0.54)	–
Total distributions	(0.88)		(2.64)	(0.76)		(0.25)		(0.96)	–

Net increase/(decrease) in net asset value	(2.47)		(2.69)	2.49		0.37		(2.84)	5.48
Net asset value, end of period	$12.04		$14.51	$17.20		$14.71		$14.34	$17.18
TOTAL RETURN(d)	(11.60)%		(0.73)%	22.83%		4.38%		(11.52)%	46.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$1,552		$2,558	$2,351		$1,210		$1,060	$1,598
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.99	%(e)	1.97%	1.97%		2.00%		2.00%	2.00%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.99	%(e)	1.97%	1.97%		2.00%		2.00%	2.00%
Ratio of net investment loss to average net assets	(1.75	)%(e)	(1.33)%	(1.10)%		(1.02)%		(1.42)%	(1.37)%
Portfolio turnover rate(f)	25%		53%	75%		24%		18%	29%

(a)	Prior to September 2, 2025, Kotak India Equity Fund was known as ALPS | Kotak India ESG Fund.
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

21 | alpsfunds.com

Kotak India Equity Fund - Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025(a)	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023		For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of period	$17.71		$20.27	$17.03		$16.40		$19.35	$13.05
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.06)		(0.05)	(0.01	)(c)	(0.00	)(c)(d)	(0.07)	(0.07)
Net realized and unrealized gain/(loss)	(1.81)		0.16	4.01		0.88		(1.89)	6.37
Total from investment operations	(1.87)		0.11	4.00		0.88		(1.96)	6.30

DISTRIBUTIONS:
From net investment income	(0.70)		(0.07)	–		–		(0.45)	–
From net realized gain	(0.21)		(2.60)	(0.76)		(0.25)		(0.54)	–
Total distributions	(0.91)		(2.67)	(0.76)		(0.25)		(0.99)	–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	0.00	(d)	0.00 (d)	0.00	(d)	0.00	(d)	0.00 (d)	0.00 (d)
Net increase/(decrease) in net asset value	(2.78)		(2.56)	3.24		0.63		(2.95)	6.30
Net asset value, end of period	$14.93		$17.71	$20.27		$17.03		$16.40	$19.35
TOTAL RETURN(e)	(11.10)%		0.28%	24.18%		5.43%		(10.62)%	48.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$36,939		$40,161	$35,066		$24,026		$15,664	$16,053
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.93	%(f)	0.93%	0.93%		1.00%		1.00%	1.00%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.93	%(f)	0.93%	0.93%		1.00%		1.00%	1.00%
Ratio of net investment loss to average net assets	(0.70	)%(f)	(0.29)%	(0.06)%		(0.02)%		(0.41)%	(0.45)%
Portfolio turnover rate(g)	25%		53%	75%		24%		18%	29%

(a)	Prior to September 2, 2025, Kotak India Equity Fund was known as ALPS | Kotak India ESG Fund.
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Less than $0.005 or ($0.005) per share.
(e)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

22 | alpsfunds.com

Kotak India Equity Fund - Class II

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025(a)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of period	$17.98		$20.51	$17.20	$16.52	$19.45	$13.08
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	(0.04)		(0.02)	0.02	0.03	(0.03)	(0.02)
Net realized and unrealized gain/(loss)	(1.85)		0.17	4.05	0.90	(1.90)	6.39
Total from investment operations	(1.89)		0.15	4.07	0.93	(1.93)	6.37

DISTRIBUTIONS:
From net investment income	(0.70)		(0.08)	–	–	(0.46)	–
From net realized gain	(0.21)		(2.60)	(0.76)	(0.25)	(0.54)	–
Total distributions	(0.91)		(2.68)	(0.76)	(0.25)	(1.00)	–
Net increase/(decrease) in net asset value	(2.80)		(2.53)	3.31	0.68	(2.93)	6.37
Net asset value, end of period	$15.18		$17.98	$20.51	$17.20	$16.52	$19.45
TOTAL RETURN(c)	(11.02)%		0.47%	24.35%	5.69%	(10.42)%	48.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$301,897		$343,947	$351,268	$291,815	$336,535	$375,605
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.88	%(d)	0.88%	0.87%	0.88%	0.88%	0.91%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.75	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income/(loss) to average net assets	(0.52	)%(d)	(0.11)%	0.10%	0.16%	(0.16)%	(0.11)%
Portfolio turnover rate(e)	25%		53%	75%	24%	18%	29%

(a)	Prior to September 2, 2025, Kotak India Equity Fund was known as ALPS | Kotak India ESG Fund.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

23 | alpsfunds.com

ALPS Global Opportunity Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Shares	Value (Note 2)
CLOSED-END FUNDS (11.36%)
Abrdn Private Equity Opportunities Trust PLC	89,211	$733,218
HarbourVest Global Private Equity, Ltd.(a)	17,678	775,581
HBM Healthcare Investments AG, Class A	1,958	588,891
HgCapital Trust PLC	319,964	1,615,298
NB Private Equity Partners, Ltd.	32,775	602,513
Oakley Capital Investments, Ltd.(a)	113,767	739,983
		5,055,484
TOTAL CLOSED-END FUNDS
(Cost $4,225,736)		5,055,484

COMMON STOCKS (86.55%)
Communications (5.05%)
Internet (5.05%)
Amazon.com, Inc.(a)	4,240	1,123,855
GoDaddy, Inc.(a)	4,270	370,593
Meta Platforms, Inc., Class A	1,230	752,649
		2,247,097

Total Communications		2,247,097

Consumer Discretionary (2.03%)
Retail (2.03%)
Wesfarmers, Ltd.	16,990	902,546

Total Consumer Discretionary		902,546

Consumer Staples (1.69%)
Retail (1.69%)
Costco Wholesale Corp.	740	750,752

Total Consumer Staples		750,752

Financials (58.22%)
Diversified Financial Services (35.64%)
Apollo Global Management, Inc.	13,690	1,762,177
Ares Management LP, Class A	13,810	1,621,294
Berkshire Hathaway, Inc., Class B(a)	3,549	1,680,806
Blackstone, Inc., Class A	13,145	1,650,749
Blue Owl Capital, Inc.	58,500	570,375
Hamilton Lane, Inc., Class A	8,715	801,693
Houlihan Lokey, Inc.	7,710	1,193,123
KKR & Co., Inc., Class A	19,680	2,053,412
Mastercard, Inc., Class A	1,085	545,668
Partners Group Holding AG	1,724	1,874,338
StepStone Group, Inc., Class A	19,655	1,039,750

	Shares	Value (Note 2)
Diversified Financial Services (continued)
TPG, Inc.	24,620	$1,073,924
		15,867,309
Holding Companies-Diversified Operations (1.13%)
Sofina SA	1,965	503,136
Investment Companies (9.24%)
3i Group PLC	54,255	1,886,864
Investor AB, B Shares	26,205	1,063,545
Italmobiliare SpA	12,580	429,649
Mutares SE & Co. KGaA	25,405	735,889
		4,115,947
Private Equity (12.21%)
Brederode SA	14,639	1,772,081
Bridgepoint Group PLC(b)(c)	201,055	682,445
CVC Capital Partners PLC(b)(c)	42,285	643,576
EQT AB	32,520	1,061,146
ICG PLC	37,932	935,202
Integral Corp.	14,415	340,140
		5,434,590

Total Financials		25,920,982
Industrials (9.82%)
Commercial Services (2.36%)
FTAI Aviation, Ltd.	4,215	1,052,359
Electronics (1.53%)
OEM International AB, Class B	43,675	683,076
Engineering&Construction (1.87%)
IES Holdings, Inc.(a)	1,295	834,084
Machinery-Diversified (4.06%)
Carlisle Cos., Inc.	2,330	827,755
CSW Industrials, Inc.	1,345	391,664
Dover Corp.	2,585	585,270
		1,804,689

Total Industrials		4,374,208
Technology (9.74%)
Computers (2.43%)
Dell Technologies, Inc.	5,180	1,082,361
Electronics (1.34%)
Lagercrantz Group AB, B Shares	22,570	596,829
Semiconductors (2.26%)
Lam Research Corp.	3,901	1,005,912
Software (3.71%)
Constellation Software, Inc.	276	502,664

See Notes to Financial Statements and Financial Highlights.

24 | alpsfunds.com

ALPS Global Opportunity Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Shares	Value (Note 2)
Software (continued)
Intuit, Inc.	1,035	$402,098
Microsoft Corp.	1,830	746,237
		1,650,999

Total Technology		4,336,101

TOTAL COMMON STOCKS
(Cost $33,670,137)		38,531,686

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.93%)
Money Market Fund (1.93%)
State Street Institutional Treasury Plus Money Market Fund - Premier Class - Premier Class	3.596%	860,340	860,340
			860,340

TOTAL SHORT TERM INVESTMENTS
(Cost $860,340)			860,340

TOTAL INVESTMENTS (99.84%)
(Cost $38,756,213)			$44,447,510

Other Assets In Excess Of Liabilities (0.16%)			74,403

NET ASSETS (100.00%)			$44,521,913

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of April 30, 2026 the aggregate market value of those securities was $1,326,021, representing 2.98% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026, the aggregate market value of those securities was $1,326,021, representing 2.98% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements and Financial Highlights.

25 | alpsfunds.com

ALPS Global Opportunity Fund
Statement of Investments	April 30, 2026 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at April 30, 2026	Fund Delivering	U.S. $ Value at April 30, 2026	Unrealized Depreciation
State Street Bank & Trust	05/22/26	GBP	(1,566,200)	USD	(1,553,216)	$(12,985)
State Street Bank & Trust	07/17/26	GBP	(855,910)	USD	(837,274)	(18,636)
						$(31,621)

See Notes to Financial Statements and Financial Highlights.

26 | alpsfunds.com

ALPS Global Opportunity Fund
Statement of Assets and Liabilities	April 30, 2026 (Unaudited)

ASSETS
Investments, at value	$44,447,510
Foreign currency, at value (Cost $59)	59
Receivable for shares sold	25,214
Dividends and interest receivable	158,309
Prepaid expenses and other assets	33,345
Total Assets	44,664,437

LIABILITIES
Payable for shares redeemed	51,778
Unrealized depreciation on forward foreign currency contracts	31,621
Investment advisory fees payable	23,876
Administration and transfer agency fees payable	6,042
Distribution and services fees payable	7,304
Professional fees payable	6,838
Accrued expenses and other liabilities	15,065
Total Liabilities	142,524
NET ASSETS	$44,521,913
NET ASSETS CONSIST OF
Paid-in capital	$42,652,123
Total distributable earnings/(accumulated losses)	1,869,790
NET ASSETS	$44,521,913
INVESTMENTS, AT COST	$38,756,213

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$5.18
Net Assets	$8,061,970
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,555,976
Class A:
Net Asset Value, offering and redemption price per share	$5.14
Net Assets	$5,150,207
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,002,876
Maximum offering price per share ((NAV/0.9675), based on maximum sales charge of 3.25% of the offering price)	$5.31
Class C:
Net Asset Value, offering and redemption price per share(a)	$4.22
Net Assets	$803,485
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	190,216
Class I:
Net Asset Value, offering and redemption price per share	$5.48
Net Assets	$27,267,875
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	4,975,225
Class R:
Net Asset Value, offering and redemption price per share	$3.27
Net Assets	$3,238,376
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	991,755

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements and Financial Highlights.

27 | alpsfunds.com

ALPS Global Opportunity Fund
Statement of Operations	For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends	$367,576
Foreign taxes withheld on dividends	(3,571)
Total Investment Income	364,005

EXPENSES
Investment advisory fees	201,994
Administrative service fees	35,314
Delegated transfer agent equivalent services fees	14,869
Distribution and service fees
Investor	13,930
Class A	9,433
Class C	4,493
Class R	8,387
Professional fees	13,472
Reports to shareholders and printing fees	5,716
State registration fees	34,898
Insurance fees	465
Custody fees	9,333
Trustees' fees and expenses	1,893
Miscellaneous expenses	7,800
Total Expenses	361,997
Less fees waived/reimbursed by investment advisor (Note 8)
Investor	(2,648)
Class A	(1,657)
Class C	(657)
Class I	(22,833)
Class R	(1,287)
Net Expenses	332,915
Net Investment Income	31,090
Net realized gain on investments	1,706,135
Net realized gain on foreign currency transactions	26,866
Net realized gain on forward contracts	31,213
Net change in unrealized depreciation on investments	(4,898,521)
Net change in unrealized depreciation on forward contracts	(149,045)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	3,496
Net Change in Unrealized Depreciation	(5,044,070)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(3,279,856)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,248,766)

See Notes to Financial Statements and Financial Highlights.

28 | alpsfunds.com

ALPS Global Opportunity Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
OPERATIONS
Net investment income	$31,090	$283,470
Net realized gain	1,764,214	9,194,835
Net change in unrealized depreciation	(5,044,070)	(8,323,913)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(3,248,766)	1,154,392

TOTAL DISTRIBUTIONS
From distributable earnings
Investor	(1,278,202)	(1,500,131)
Class A	(791,262)	(1,548,675)
Class C	(167,198)	(219,033)
Class I	(4,152,052)	(5,157,298)
Class R	(767,214)	(827,663)
Net Decrease in Net Assets from Distributions	(7,155,928)	(9,252,800)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor	224,765	1,200,187
Class A	516,519	904,748
Class I	1,701,327	5,255,249
Class R	157,110	94,761
Distributions reinvested
Investor	1,096,098	1,298,349
Class A	761,326	1,504,376
Class C	154,523	196,795
Class I	3,994,811	4,797,337
Class R	767,214	827,663
Shares redeemed, net of redemption fees
Investor	(807,592)	(2,416,179)
Class A	(804,490)	(6,108,670)
Class C	(193,711)	(455,855)
Class I	(5,187,084)	(10,412,126)
Class R	(513,393)	(589,586)
Net Increase/(Decrease) in Net Assets Derived from Beneficial Interest Transactions	1,867,423	(3,902,951)

Net decrease in net assets	(8,537,271)	(12,001,359)

NET ASSETS
Beginning of period	53,059,184	65,060,543
End of period	$44,521,913	$53,059,184

See Notes to Financial Statements and Financial Highlights.

29 | alpsfunds.com

ALPS Global Opportunity Fund - Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023(a)	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of period	$6.42		$7.32	$5.64	$5.09	$9.39	$6.47
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.00		0.02	0.08	0.07	0.05	0.00 (c)
Net realized and unrealized gain/(loss)	(0.37)		0.12	1.95	0.48	(2.37)	3.22
Total from investment operations	(0.37)		0.14	2.03	0.55	(2.32)	3.22

DISTRIBUTIONS:
From net investment income	(0.32)		(0.76)	(0.35)	–	(1.25)	–
From net realized gain	(0.55)		(0.28)	–	–	(0.73)	(0.30)
Total distributions	(0.87)		(1.04)	(0.35)	–	(1.98)	(0.30)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		–	–	–	–	0.00 (c)
Net increase/(decrease) in net asset value	(1.24)		(0.90)	1.68	0.55	(4.30)	2.92
Net asset value, end of period	$5.18		$6.42	$7.32	$5.64	$5.09	$9.39
TOTAL RETURN(d)	(6.80)%		1.24%	37.47%	10.81%	(30.83)%	51.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$8,062		$9,415	$10,665	$9,379	$10,256	$20,967
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.67	%(f)(g)	1.51%	1.58%	1.59%	1.46%	1.49%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.61	%(f)(g)	1.51%	1.58%	1.59%	1.46%	1.49%
Ratio of net investment income/(loss) to average net assets(e)	(0.08	)%(g)	0.33%	1.20%	1.20%	0.81%	0.01%
Portfolio turnover rate(h)	1%		31%	37%	21%	27%	43%

(a)	Prior to January 24, 2023, the ALPS Global Opportunity Fund was known as the ALPS/Red Rocks Global Opportunity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(f)	According to the Fund's shareholder services plan with respect to the Fund's Investor shares, any amount of fees accrued according to the plan, but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Ratios may be lower than the expense cap due to the amounts reimbursed to the Fund.
(g)	Annualized.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

30 | alpsfunds.com

ALPS Global Opportunity Fund - Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023(a)	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of period	$6.37		$7.27	$5.61	$5.06	$9.35	$6.45
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.00		0.03	0.09	0.07	0.05	0.00 (c)
Net realized and unrealized gain/(loss)	(0.36)		0.11	1.92	0.48	(2.36)	3.20
Total from investment operations	(0.36)		0.14	2.01	0.55	(2.31)	3.20

DISTRIBUTIONS:
From net investment income	(0.32)		(0.76)	(0.35)	–	(1.25)	–
From net realized gain	(0.55)		(0.28)	–	–	(0.73)	(0.30)
Total distributions	(0.87)		(1.04)	(0.35)	–	(1.98)	(0.30)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		–	–	–	–	0.00 (c)
Net increase/(decrease) in net asset value	(1.23)		(0.90)	1.66	0.55	(4.29)	2.90
Net asset value, end of period	$5.14		$6.37	$7.27	$5.61	$5.06	$9.35
TOTAL RETURN(d)	(6.68)%		1.24%	37.31%	10.87%	(30.85)%	51.02%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$5,150		$5,878	$10,874	$5,379	$4,710	$4,188
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.68	%(f)(g)	1.49%	1.56%	1.57%	1.49%	1.47%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.62	%(f)(g)	1.49%	1.56%	1.57%	1.49%	1.47%
Ratio of net investment income/(loss) to average net assets(e)	(0.10	)%(g)	0.42%	1.27%	1.24%	0.88%	0.05%
Portfolio turnover rate(h)	1%		31%	37%	21%	27%	43%

(a)	Prior to January 24, 2023, the ALPS Global Opportunity Fund was known as the ALPS/Red Rocks Global Opportunity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(f)	According to the Fund's shareholder services plan with respect to the Fund's Class A shares, any amount of fees accrued according to the plan, but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Ratios may be lower than the expense cap due to the amounts reimbursed to the Fund.
(g)	Annualized.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

31 | alpsfunds.com

ALPS Global Opportunity Fund - Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025		For the Year Ended October 31, 2024	For the Year Ended October 31, 2023(a)	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of period	$5.40		$6.35		$4.96	$4.50	$8.59	$5.98
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	(0.02)		(0.02	)(c)	0.03	0.03	0.00 (d)	(0.06)
Net realized and unrealized gain/(loss)	(0.29)		0.10		1.71	0.43	(2.12)	2.97
Total from investment operations	(0.31)		0.08		1.74	0.46	(2.12)	2.91

DISTRIBUTIONS:
From net investment income	(0.32)		(0.75)		(0.35)	–	(1.24)	–
From net realized gain	(0.55)		(0.28)		–	–	(0.73)	(0.30)
Total distributions	(0.87)		(1.03)		(0.35)	–	(1.97)	(0.30)

Net increase/(decrease) in net asset value	(1.18)		(0.95)		1.39	0.46	(4.09)	2.61
Net asset value, end of period	$4.22		$5.40		$6.35	$4.96	$4.50	$8.59
TOTAL RETURN(e)	(7.10)%		0.41%		36.58%	10.22%	(31.48)%	50.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$803		$1,072		$1,523	$2,098	$4,507	$10,883
Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)	2.40	%(g)	2.34%		2.34%	2.32%	2.23%	2.20%
Ratio of expenses to average net assets including fee waivers and reimbursements(f)	2.25	%(g)	2.25%		2.25%	2.25%	2.23%	2.20%
Ratio of net investment income/(loss) to average net assets(f)	(0.69	)%(g)	(0.39)%		0.53%	0.52%	0.03%	(0.73)%
Portfolio turnover rate(h)	1%		31%		37%	21%	27%	43%

(a)	Prior to January 24, 2023, the ALPS Global Opportunity Fund was known as the ALPS/Red Rocks Global Opportunity Fund.
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Less than $0.005 or ($0.005) per share.
(e)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(g)	Annualized.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

32 | alpsfunds.com

ALPS Global Opportunity Fund - Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023(a)	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of period	$6.73		$7.62	$5.85	$5.25	$9.61	$6.61
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.01		0.04	0.11	0.09	0.07	0.02
Net realized and unrealized gain/(loss)	(0.38)		0.12	2.02	0.51	(2.44)	3.28
Total from investment operations	(0.37)		0.16	2.13	0.60	(2.37)	3.30

DISTRIBUTIONS:
From net investment income	(0.33)		(0.77)	(0.36)	–	(1.26)	–
From net realized gain	(0.55)		(0.28)	–	–	(0.73)	(0.30)
Total distributions	(0.88)		(1.05)	(0.36)	–	(1.99)	(0.30)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		–	–	–	–	0.00 (c)
Net increase/(decrease) in net asset value	(1.25)		(0.89)	1.77	0.60	(4.36)	3.00
Net asset value, end of period	$5.48		$6.73	$7.62	$5.85	$5.25	$9.61
TOTAL RETURN(d)	(6.56)%		1.39%	37.77%	11.43%	(30.69)%	51.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$27,268		$32,864	$37,732	$30,176	$36,321	$69,176
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.41	%(f)	1.33%	1.32%	1.31%	1.22%	1.20%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.25	%(f)	1.25%	1.25%	1.25%	1.22%	1.20%
Ratio of net investment income to average net assets(e)	0.29	%(f)	0.59%	1.53%	1.55%	1.07%	0.29%
Portfolio turnover rate(g)	1%		31%	37%	21%	27%	43%

(a)	Prior to January 24, 2023, the ALPS Global Opportunity Fund was known as the ALPS/Red Rocks Global Opportunity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

33 | alpsfunds.com

ALPS Global Opportunity Fund - Class R

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023(a)	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of period	$4.37		$5.31	$4.18	$3.78	$7.50	$5.23
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.00		0.00 (c)	0.05	0.04	0.03	(0.01)
Net realized and unrealized gain/(loss)	(0.22)		0.10	1.43	0.36	(1.77)	2.58
Total from investment operations	(0.22)		0.10	1.48	0.40	(1.74)	2.57

DISTRIBUTIONS:
From net investment income	(0.33)		(0.76)	(0.35)	–	(1.25)	–
From net realized gain	(0.55)		(0.28)	–	–	(0.73)	(0.30)
Total distributions	(0.88)		(1.04)	(0.35)	–	(1.98)	(0.30)
Net increase/(decrease) in net asset value	(1.10)		(0.94)	1.13	0.40	(3.72)	2.27
Net asset value, end of period	$3.27		$4.37	$5.31	$4.18	$3.78	$7.50
TOTAL RETURN(d)	(6.77)%		0.94%	37.41%	10.58%	(30.92)%	50.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$3,238		$3,831	$4,267	$4,021	$4,140	$6,987
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.82	%(f)(g)	1.77%	1.77%	1.76%	1.68%	1.65%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.74	%(f)(g)	1.74%	1.75%	1.75%	1.68%	1.65%
Ratio of net investment income/(loss) to average net assets(e)	(0.20	)%(f)	0.09%	1.03%	1.04%	0.61%	(0.17)%
Portfolio turnover rate(h)	1%		31%	37%	21%	27%	43%

(a)	Prior to January 24, 2023, the ALPS Global Opportunity Fund was known as the ALPS/Red Rocks Global Opportunity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(f)	Annualized.
(g)	According to the Fund's Distribution and Services (12b-1) Plan with respect to the Fund's Class R shares, any amount of fees accrued according to the plan, but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Ratios may be lower than the expense cap due to the amounts reimbursed to the Fund.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

34 | alpsfunds.com

ALPS Balanced Opportunity Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (70.88%)
Communications (6.94%)
Entertainment Content (0.46%)
Walt Disney Co.	539	$55,921

Internet Media & Services (6.48%)
Alphabet, Inc., Class A	1,470	565,657
Meta Platforms, Inc., Class A	376	230,078
		795,735

Total Communications		851,656

Consumer Discretionary (8.14%)
Automotive (0.71%)
Tesla, Inc.(a)	229	87,393

E-Commerce Discretionary (3.33%)
Amazon.com, Inc.(a)	1,544	409,253

Leisure Facilities & Services (1.93%)
Marriott International, Inc., Class A	318	115,017
McDonald's Corp.	414	121,547
		236,564
Retail - Discretionary (2.17%)
Lowe's Cos., Inc.	580	138,498
O'Reilly Automotive, Inc.(a)	1,290	128,226
		266,724

Total Consumer Discretionary		999,934

Consumer Staples (1.53%)
Retail - Consumer Staples (1.53%)
Costco Wholesale Corp.	58	58,843
Walmart, Inc.	980	129,291
		188,134

Total Consumer Staples		188,134

Energy (2.89%)
Oil & Gas Producers (1.72%)
ConocoPhillips	1,677	210,933

Oil & Gas Services & Equipment (1.17%)
Baker Hughes Co.	2,060	143,520

Total Energy		354,453

Financials (6.81%)
Banking (1.58%)
JPMorgan Chase & Co.	454	142,206

	Shares	Value (Note 2)
Banking (continued)
Wells Fargo & Co.	633	$52,052
		194,258

Institutional Financial Svcs (2.53%)
Goldman Sachs Group, Inc.	246	227,248
Intercontinental Exchange, Inc.	525	82,997
		310,245

Specialty Finance (2.70%)
American Express Co.	430	138,911
Mastercard, Inc., Class A	235	118,186
S&P Global, Inc.	173	74,603
		331,700

Total Financials		836,203

Health Care (9.81%)
Biotech & Pharma (7.96%)
Eli Lilly & Co.	152	142,059
Gilead Sciences, Inc.	1,120	146,541
Johnson & Johnson	1,910	439,015
Merck & Co., Inc.	990	108,088
Vertex Pharmaceuticals, Inc.(a)	330	141,035
		976,738

Health Care Facilities & Svcs (0.82%)
HCA Healthcare, Inc.	91	39,535
IQVIA Holdings, Inc.(a)	385	60,972
		100,507
Medical Equipment & Devices (1.03%)
Thermo Fisher Scientific, Inc.	265	126,924

Total Health Care		1,204,169

Industrials (13.12%)
Aerospace & Defense (2.29%)
RTX Corp.	1,595	280,832

Commercial Support Services (1.28%)
Waste Management, Inc.	676	157,204

Electrical Equipment (5.14%)
ABB, Ltd., ADR	1,140	114,524
Amphenol Corp., Class A	2,130	313,685
Schneider Electric SE, ADR	825	52,033
TE Connectivity PLC	546	115,566
Trane Technologies PLC	74	36,448
		632,256

Machinery (3.33%)
Caterpillar, Inc.	326	290,176

See Notes to Financial Statements and Financial Highlights.

35 | alpsfunds.com

ALPS Balanced Opportunity Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Shares	Value (Note 2)
Machinery (continued)
Deere & Co.	202	$119,154
		409,330

Transportation & Logistics (1.08%)
Old Dominion Freight Line, Inc.	625	132,769

Total Industrials		1,612,391

Materials (1.65%)
Base Metal (0.66%)
Freeport-McMoRan, Inc.	1,406	81,239

Chemicals (0.99%)
Linde PLC	241	120,774

Total Materials		202,013

Real Estate (1.93%)
REIT (1.93%)
Equity LifeStyle Properties, Inc.	905	57,277
Welltower, Inc.	825	179,306
		236,583

Total Real Estate		236,583

Technology (16.31%)
Semiconductors (9.36%)
Broadcom, Inc.	200	83,486
Intel Corp.(a)	2,635	248,955
Lam Research Corp.	1,099	283,388
NVIDIA Corp.	1,557	310,731
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	566	224,170
		1,150,730

Software (4.07%)
Microsoft Corp.	867	353,545
Snowflake, Inc., Class A(a)	630	85,976
Synopsys, Inc.(a)	126	60,808
		500,329

Technology Hardware (2.23%)
Apple, Inc.	706	191,573

		Value
	Shares	(Note 2)
Technology Hardware (continued)
Motorola Solutions, Inc.	187	$82,099
		273,672

Technology Services (0.65%)
International Business Machines Corp.	346	79,919

Total Technology		2,004,650

Utilities (1.75%)
Electric Utilities (1.75%)
Alliant Energy Corp.	1,200	88,116
Duke Energy Corp.	797	103,251
NRG Energy, Inc.	150	23,337
		214,704

Total Utilities		214,704

TOTAL COMMON STOCKS
(Cost $4,868,803)		8,704,890

EXCHANGE TRADED FUNDS (27.69%)
Debt (27.69%)
ALPS | Smith Core Plus Bond ETF(b)	132,072	3,400,194

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,449,550)		3,400,194

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.38%)
Money Market Fund (1.38%)
State Street Institutional Treasury Plus Money Market Fund - Premier Class	3.596%	169,143	169,143
			169,143
TOTAL SHORT TERM INVESTMENTS
(Cost $169,143)			169,143

TOTAL INVESTMENTS (99.95%)
(Cost $8,487,496)			$12,274,227

Other Assets In Excess Of Liabilities (0.05%)			6,170

NET ASSETS (100.00%)			$12,280,397

(a)	Non-income producing security.
(b)	Affiliated Company. See Note 7 in Notes to Financial Statements and Financial Highlights. Financials for the affiliated company can be found at www.sec.gov.

See Notes to Financial Statements and Financial Highlights.

36 | alpsfunds.com

ALPS Balanced Opportunity Fund
Statement of Investments	April 30, 2026 (Unaudited)

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements and Financial Highlights.

37 | alpsfunds.com

ALPS Balanced Opportunity Fund
Statement of Assets and Liabilities	April 30, 2026 (Unaudited)

ASSETS
Investments, at value	$8,874,033
Investments in affiliates, at value	3,400,194
Dividends and interest receivable	5,218
Receivable due from Adviser	4,764
Prepaid expenses and other assets	22,002
Total Assets	12,306,211

LIABILITIES
Administration and transfer agency fees payable	1,781
Distribution and services fees payable	183
Professional fees payable	14,021
Accrued expenses and other liabilities	9,829
Total Liabilities	25,814
NET ASSETS	$12,280,397
NET ASSETS CONSIST OF
Paid-in capital	$7,925,755
Total distributable earnings/(accumulated losses)	4,354,642
NET ASSETS	$12,280,397
INVESTMENTS, AT COST	$5,037,946
INVESTMENTS IN AFFILIATES, AT COST	$3,449,550

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$13.26
Net Assets	$745,266
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	56,199
Class A:
Net Asset Value, offering and redemption price per share	$13.28
Net Assets	$3,896,258
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	293,330
Maximum offering price per share ((NAV/0.9675), based on maximum sales charge of 3.25% of the offering price)	$13.73
Class C:
Net Asset Value, offering and redemption price per share(a)	$13.13
Net Assets	$656,457
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	50,000
Class I:
Net Asset Value, offering and redemption price per share	$13.20
Net Assets	$6,982,416
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	528,967

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements and Financial Highlights.

38 | alpsfunds.com

ALPS Balanced Opportunity Fund
Statement of Operations	For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends	$52,994
Dividends from affiliated securities	81,900
Foreign taxes withheld on dividends	(556)
Total Investment Income	134,338

EXPENSES
Investment advisory fees	43,798
Administrative service fees	13,847
Delegated transfer agent equivalent services fees	5,886
Distribution and service fees
Investor Class	12
Class A	523
Professional fees	11,518
Reports to shareholders and printing fees	2,803
State registration fees	29,563
Insurance fees	119
Custody fees	1,711
Trustees' fees and expenses	437
Miscellaneous expenses	7,492
Total Expenses	117,709
Less fees waived/reimbursed by investment advisor (Note 8)
Investor Class	(3,407)
Class A	(16,406)
Class C	(2,964)
Class I	(41,233)
Less fees waived from investments in affiliated securities (Note 8)	(11,351)
Net Expenses	42,348
Net Investment Income	91,990
Net realized gain on investments	627,214
Net realized loss on investments - affiliated securities	(9,650)
Net realized loss on foreign currency transactions	(4)
Net Realized Gain	617,560
Net change in unrealized appreciation on investments	184,301
Net change in unrealized depreciation on investments - affiliated securities	(51,559)
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(56)
Net Change in Unrealized Appreciation	132,686
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	750,246
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$842,236

See Notes to Financial Statements and Financial Highlights.

39 | alpsfunds.com

ALPS Balanced Opportunity Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
OPERATIONS
Net investment income	$91,990	$209,573
Net realized gain	617,560	906,115
Net change in unrealized appreciation	132,686	346,294
Net Increase in Net Assets Resulting from Operations	842,236	1,461,982

TOTAL DISTRIBUTIONS
From distributable earnings
Investor Class	(59,083)	(76,353)
Class A	(255,713)	(151,683)
Class C	(52,710)	(64,385)
Class I	(618,790)	(1,000,403)
Net Decrease in Net Assets from Distributions	(986,296)	(1,292,824)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	8,581	22,906
Class A	514,927	1,833,452
Class I	232,499	37,930
Distributions reinvested
Investor Class	6,428	8,075
Class A	150,556	16,173
Class C	–	3
Class I	556,712	953,107
Shares redeemed, net of redemption fees
Investor Class	(12,718)	(27,424)
Class A	(65,326)	(11,534)
Class I	(1,925,128)	(2,660,816)
Net Increase/(Decrease) in Net Assets Derived from Beneficial Interest Transactions	(533,469)	171,872

Net increase/(decrease) in net assets	(677,529)	341,030

NET ASSETS
Beginning of period	12,957,926	12,616,896
End of period	$12,280,397	$12,957,926

See Notes to Financial Statements and Financial Highlights.

40 | alpsfunds.com

ALPS Balanced Opportunity Fund - Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024(a)		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
Net asset value, beginning of period	$13.46		$13.24	$10.56		$10.22	$12.19		$9.88
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.09		0.22	0.23		0.17	0.10		0.04
Net realized and unrealized gain/(loss)	0.76		1.37	2.65		0.35	(1.94)		2.32
Total from investment operations	0.85		1.59	2.88		0.52	(1.84)		2.36

DISTRIBUTIONS:
From net investment income	(0.09)		(0.23)	(0.20)		(0.18)	(0.11)		(0.05)
From net realized gain	(0.96)		(1.14)	–		–	(0.02)		–
From tax return of capital	–		–	–		–	(0.00	)(c)	–
Total distributions	(1.05)		(1.37)	(0.20)		(0.18)	(0.13)		(0.05)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	0.00	(c)	–	–		–	–		–
Net increase/(decrease) in net asset value	(0.20)		0.22	2.68		0.34	(1.97)		2.31
Net asset value, end of period	$13.26		$13.46	$13.24		$10.56	$10.22		$12.19
TOTAL RETURN(d)	6.83%		12.87%	27.42%		5.09%	(15.17)%		23.95%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$745		$754	$739		$582	$651		$784
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.81	%(f)(g)	2.03%	2.20	%(f)	1.82%	1.56%		1.67%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	0.70	%(f)(g)	0.64%	0.79	%(f)	1.09%	1.12%		1.12%
Ratio of net investment income to average net assets(e)(h)	1.44	%(g)	1.75%	1.89%		1.60%	0.86%		0.38%
Portfolio turnover rate(i)	10%		44%	131%		74%	108%		126%

(a)	Prior to October 3, 2024, the ALPS Balanced Opportunity Fund was known as the ALPS | Smith Balanced Opportunity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(f)	According to the Fund's shareholder services plan with respect to the Fund's Investor Class shares, any amount of fees accrued according to the plan, but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Ratios may be lower than the expense cap due to the amounts reimbursed to the Fund.
(g)	Annualized.
(h)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.
(i)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

41 | alpsfunds.com

ALPS Balanced Opportunity Fund - Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024(a)		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
Net asset value, beginning of period $13.48			$13.24	$10.56		$10.22	$12.19		$9.88
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.09		0.21	0.24		0.17	0.10		0.04
Net realized and unrealized gain/(loss)	0.76		1.39	2.64		0.35	(1.94)		2.32
Total from investment operations	0.85		1.60	2.88		0.52	(1.84)		2.36

DISTRIBUTIONS:
From net investment income	(0.09)		(0.22)	(0.20)		(0.18)	(0.11)		(0.05)
From net realized gain	(0.96)		(1.14)	–		–	(0.02)		–
From tax return of capital	–		–	–		–	(0.00	)(c)	–
Total distributions	(1.05)		(1.36)	(0.20)		(0.18)	(0.13)		(0.05)

Net increase/(decrease) in net asset value	(0.20)		0.24	2.68		0.34	(1.97)		2.31
Net asset value, end of period	$13.28		$13.48	$13.24		$10.56	$10.22		$12.19
TOTAL RETURN(d)	6.80%		12.94%	27.40%		5.06%	(15.16)%		23.96%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$3,896		$3,319	$1,324		$1,056	$1,063		$1,219
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.88	%(f)(g)	2.02%	2.18	%(f)	1.87%	1.56%		1.66%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	0.71	%(f)(g)	0.64%	0.78	%(f)	1.12%	1.11%		1.11%
Ratio of net investment income to average net assets(e)(h)	1.42	%(g)	1.69%	1.90%		1.57%	0.87%		0.39%
Portfolio turnover rate(i)	10%		44%	131%		74%	108%		126%

(a)	Prior to October 3, 2024, the ALPS Balanced Opportunity Fund was known as the ALPS | Smith Balanced Opportunity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(f)	According to the Fund's shareholder services plan with respect to the Fund's Class A shares, any amount of fees accrued according to the plan, but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Ratios may be lower than the expense cap due to the amounts reimbursed to the Fund.
(g)	Annualized.
(h)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.
(i)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

42 | alpsfunds.com

ALPS Balanced Opportunity Fund - Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024(a)	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
Net asset value, beginning of period	$13.34		$13.13	$10.51	$10.17	$12.14		$9.88
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.09		0.14	0.10	0.09	0.01		(0.04)
Net realized and unrealized gain/(loss)	0.75		1.36	2.63	0.35	(1.92)		2.31
Total from investment operations	0.84		1.50	2.73	0.44	(1.91)		2.27

DISTRIBUTIONS:
From net investment income	(0.09)		(0.15)	(0.11)	(0.10)	(0.04)		(0.01)
From net realized gain	(0.96)		(1.14)	–	–	(0.02)		–
From tax return of capital	–		–	–	–	(0.00	)(c)	–
Total distributions	(1.05)		(1.29)	(0.11)	(0.10)	(0.06)		(0.01)

Net increase/(decrease) in net asset value	(0.21)		0.21	2.62	0.34	(1.97)		2.26
Net asset value, end of period	$13.13		$13.34	$13.13	$10.51	$10.17		$12.14
TOTAL RETURN(d)	6.82%		12.19%	26.04%	4.32%	(15.81)%		22.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$656		$667	$657	$528	$524		$607
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.78	%(f)	2.63%	3.22%	2.60%	2.30%		2.40%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	0.67	%(f)	1.26%	1.85%	1.85%	1.85%		1.85%
Ratio of net investment income/(loss) to average net assets(e)(g)	1.47	%(f)	1.14%	0.84%	0.84%	0.13%		(0.35)%
Portfolio turnover rate(h)	10%		44%	131%	74%	108%		126%

(a)	Prior to October 3, 2024, the ALPS Balanced Opportunity Fund was known as the ALPS | Smith Balanced Opportunity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(f)	Annualized.
(g)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

43 | alpsfunds.com

ALPS Balanced Opportunity Fund - Class I
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024(a)	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
Net asset value, beginning of period	$13.41		$13.20	$10.56	$10.22	$12.19		$9.88
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.10		0.22	0.23	0.20	0.12		0.08
Net realized and unrealized gain/(loss)	0.75		1.36	2.64	0.35	(1.93)		2.31
Total from investment operations	0.85		1.58	2.87	0.55	(1.81)		2.39

DISTRIBUTIONS:
From net investment income	(0.10)		(0.23)	(0.23)	(0.21)	(0.14)		(0.08)
From net realized gain	(0.96)		(1.14)	–	–	(0.02)		–
From tax return of capital	–		–	–	–	(0.00	)(c)	–
Total distributions	(1.06)		(1.37)	(0.23)	(0.21)	(0.16)		(0.08)

Net increase/(decrease) in net asset value	(0.21)		0.21	2.64	0.34	(1.97)		2.31
Net asset value, end of period	$13.20		$13.41	$13.20	$10.56	$10.22		$12.19
TOTAL RETURN(d)	6.80%		12.82%	27.38%	5.37%	(14.93)%		24.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$6,982		$8,218	$9,897	$17,990	$24,176		$37,410
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.91	%(f)	2.18%	2.06%	1.72%	1.41%		1.39%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	0.67	%(f)	0.66%	0.85%	0.85%	0.85%		0.85%
Ratio of net investment income to average net assets(e)(g)	1.49	%(f)	1.75%	1.88%	1.83%	1.10%		0.67%
Portfolio turnover rate(h)	10%		44%	131%	74%	108%		126%

(a)	Prior to October 3, 2024, the ALPS Balanced Opportunity Fund was known as the ALPS | Smith Balanced Opportunity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(f)	Annualized.
(g)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

44 | alpsfunds.com

ALPS Asset Allocation Growth & Income
Statement of Investments	April 30, 2026 (Unaudited)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (98.33%)
Debt (27.51%)
iShares® Core U.S. Aggregate Bond ETF	45,215	$4,480,807
Riverfront Strategic Income Fund(a)	426,610	9,748,038
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	16,480	1,510,227
Vanguard® Intermediate-Term Treasury ETF	36,650	2,172,978
Vanguard® Mortgage-Backed Securities ETF	68,680	3,221,779
		21,133,829

Equity (70.82%)
Alerian Energy Infrastructure ETF(a)	40,290	1,574,936
ALPS Active Equity Opportunity ETF(a)	186,855	13,481,719
ALPS Dynamic US Dividend Advantage ETF(a)	191,622	13,120,071
ALPS Electrification Infrastructure ETF(a)	99,245	4,340,976
ALPS International Sector Dividend Dogs ETF(a)	97,965	4,214,454
iShares® Core MSCI International Developed Markets ETF	84,580	7,471,797
iShares® Core S&P 500® ETF	4,340	3,133,784
Vanguard® International High Dividend Yield ETF	18,860	1,865,254
Vanguard® Total Stock Market ETF	14,675	5,197,592
		54,400,583

TOTAL EXCHANGE TRADED FUNDS
(Cost $58,541,816)		75,534,412

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.66%)
Money Market Fund (1.66%)
State Street Institutional Treasury Plus Money Market Fund- Premier Class - Premier Class	3.596%	1,278,390	1,278,390
			1,278,390
TOTAL SHORT TERM INVESTMENTS
(Cost $1,278,390)			1,278,390

TOTAL INVESTMENTS (99.99%)
(Cost $59,820,206)			$76,812,802

Other Assets In Excess Of Liabilities (0.01%)			762

NET ASSETS (100.00%)			$76,813,564

(a)	Affiliated Company. See Note 7 in Notes to Financial Statements and Financial Highlights. Financials for the affiliated company can be found at www.sec.gov.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements and Financial Highlights.

45 | alpsfunds.com

ALPS Asset Allocation Growth & Income
Statement of Assets and Liabilities	April 30, 2026 (Unaudited)

ASSETS
Investments, at value	$30,332,607
Investments in affiliates, at value	46,480,195
Receivable for shares sold	107,189
Dividends and interest receivable	4,636
Total Assets	76,924,627

LIABILITIES
Payable for shares redeemed	77,401
Unitary administrative fees payable	25,113
Distribution and services fees payable	8,549
Total Liabilities	111,063
NET ASSETS	$76,813,564
NET ASSETS CONSIST OF
Paid-in capital	$56,201,865
Total distributable earnings/(accumulated losses)	20,611,699
NET ASSETS	$76,813,564
INVESTMENTS, AT COST	$25,407,128
INVESTMENTS IN AFFILIATES, AT COST	$34,413,078

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$15.69
Net Assets	$8,528,908
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	543,557
Class A:
Net Asset Value, offering and redemption price per share	$15.67
Net Assets	$21,423,996
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,367,388
Maximum offering price per share ((NAV/0.9675), based on maximum sales charge of 3.25% of the offering price)	$16.20
Class C:
Net Asset Value, offering and redemption price per share(a)	$14.98
Net Assets	$2,930,473
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	195,619
Class I:
Net Asset Value, offering and redemption price per share	$15.64
Net Assets	$43,930,187
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	2,809,393

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements and Financial Highlights.

46 | alpsfunds.com

ALPS Asset Allocation Growth & Income
Statement of Operations	For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends	$456,778
Dividends from affiliated securities	488,123
Total Investment Income	944,901

EXPENSES
Unitary administrative fees	74,973
Distribution and service fees
Investor Class	10,499
Class A	26,175
Class C	16,235
Total Expenses	127,882
Net Expenses	127,882
Net Investment Income	817,019
Net realized gain on investments	1,129,170
Net realized gain on investments - affiliated securities	2,507,345
Net Realized Gain	3,636,515
Net change in unrealized appreciation on investments	64,663
Net change in unrealized appreciation on investments - affiliated securities	672,187
Net Change in Unrealized Appreciation	736,850
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,373,365
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,190,384

See Notes to Financial Statements and Financial Highlights.

47 | alpsfunds.com

ALPS Asset Allocation Growth & Income

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025(a)
OPERATIONS
Net investment income	$817,019	$2,127,749
Net realized gain	3,636,515	4,338,336
Net change in unrealized appreciation	736,850	2,907,664
Net Increase in Net Assets Resulting from Operations	5,190,384	9,373,749

TOTAL DISTRIBUTIONS
From distributable earnings
Investor Class	(424,653)	(228,570)
Class A	(1,047,469)	(580,920)
Class C	(167,078)	(90,228)
Class I	(2,185,197)	(1,256,382)
Net Decrease in Net Assets from Distributions	(3,824,397)	(2,156,100)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	13,425	53,725
Class A	677,216	1,158,885
Class C	29,209	118,384
Class I	2,718,855	4,547,612
Distributions reinvested
Investor Class	418,558	223,868
Class A	984,607	551,469
Class C	157,501	82,433
Class I	2,149,695	1,241,366
Shares redeemed, net of redemption fees
Investor Class	(499,177)	(1,012,526)
Class A	(2,069,189)	(3,900,494)
Class C	(970,908)	(1,701,345)
Class I	(4,584,576)	(9,702,897)
Net Increase/(Decrease) in Net Assets Derived from Beneficial Interest Transactions	(974,784)	8,339,520

Net increase/(decrease) in net assets	391,203	(1,121,871)

NET ASSETS
Beginning of period	76,422,361	77,544,232
End of period	$76,813,564	$76,422,361

(a)	Prior to February 28, 2025, ALPS Asset Allocation Growth & Income was known as RiverFront Asset Allocation Growth & Income.

See Notes to Financial Statements and Financial Highlights.

48 | alpsfunds.com

ALPS Asset Allocation Growth & Income - Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025(a)		For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of period	$15.42		$13.98		$11.66	$12.00	$14.45	$11.84
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.16		0.39		0.40	0.40	0.37	0.14
Net realized and unrealized gain/(loss)	0.89		1.45		2.35	0.14	(2.49)	2.62
Total from investment operations	1.05		1.84		2.75	0.54	(2.12)	2.76

DISTRIBUTIONS:
From net investment income	(0.16)		(0.40)		(0.43)	(0.42)	(0.33)	(0.14)
From net realized gain	(0.62)		–		–	(0.46)	–	–
From tax return of capital	–		–		–	–	–	(0.01)
Total distributions	(0.78)		(0.40)		(0.43)	(0.88)	(0.33)	(0.15)
Net increase/(decrease) in net asset value	0.27		1.44		2.32	(0.34)	(2.45)	2.61
Net asset value, end of period	$15.69		$15.42		$13.98	$11.66	$12.00	$14.45
TOTAL RETURN(c)	7.06%		13.41%		23.67%	4.53%	(14.82)%	23.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$8,529		$8,438		$8,380	$7,687	$9,269	$6,921
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)	0.45	%(e)	0.47	%(f)	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	0.45	%(e)	0.47	%(f)	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets(d)(g)	2.07	%(e)	2.73%		3.01%	3.29%	2.84%	1.04%
Portfolio turnover rate(h)	12%		113%		36%	13%	127%	13%

(a)	Prior to February 28, 2025, ALPS Asset Allocation Growth & Income was known as RiverFront Asset Allocation Growth & Income.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	Effective February 28, 2025, the contractual unitary administrative fee rate changed from 0.25% to 0.20% of average daily net assets.
(g)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

49 | alpsfunds.com

ALPS Asset Allocation Growth & Income - Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025(a)		For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of period	$15.40		$13.96		$11.65	$11.99	$14.43	$11.83
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.16		0.39		0.40	0.40	0.37	0.14
Net realized and unrealized gain/(loss)	0.89		1.45		2.34	0.14	(2.48)	2.61
Total from investment operations	1.05		1.84		2.74	0.54	(2.11)	2.75

DISTRIBUTIONS:
From net investment income	(0.16)		(0.40)		(0.43)	(0.42)	(0.33)	(0.14)
From net realized gain	(0.62)		–		–	(0.46)	–	–
From tax return of capital	–		–		–	–	–	(0.01)
Total distributions	(0.78)		(0.40)		(0.43)	(0.88)	(0.33)	(0.15)

Net increase/(decrease) in net asset value	0.27		1.44		2.31	(0.34)	(2.44)	2.60
Net asset value, end of period	$15.67		$15.40		$13.96	$11.65	$11.99	$14.43
TOTAL RETURN(c)	7.07%		13.43%		23.60%	4.54%	(14.76)%	23.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$21,424		$21,445		$21,604	$19,110	$18,794	$6,139
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)	0.45	%(e)	0.47	%(f)	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	0.45	%(e)	0.47	%(f)	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets(d)(g)	2.07	%(e)	2.73%		3.00%	3.26%	2.89%	1.05%
Portfolio turnover rate(h)	12%		113%		36%	13%	127%	13%

(a)	Prior to February 28, 2025, ALPS Asset Allocation Growth & Income was known as RiverFront Asset Allocation Growth & Income.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	Effective February 28, 2025, the contractual unitary administrative fee rate changed from 0.25% to 0.20% of average daily net assets.
(g)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

50 | alpsfunds.com

ALPS Asset Allocation Growth & Income - Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025(a)		For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of period	$14.76		$13.41		$11.20	$11.57	$13.94	$11.45
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.10		0.28		0.29	0.31	0.26	0.04
Net realized and unrealized gain/(loss)	0.85		1.37		2.25	0.11	(2.39)	2.52
Total from investment operations	0.95		1.65		2.54	0.42	(2.13)	2.56

DISTRIBUTIONS:
From net investment income	(0.11)		(0.30)		(0.33)	(0.33)	(0.24)	(0.06)
From net realized gain	(0.62)		–		–	(0.46)	–	–
From tax return of capital	–		–		–	–	–	(0.01)
Total distributions	(0.73)		(0.30)		(0.33)	(0.79)	(0.24)	(0.07)

Net increase/(decrease) in net asset value	0.22		1.35		2.21	(0.37)	(2.37)	2.49
Net asset value, end of period	$14.98		$14.76		$13.41	$11.20	$11.57	$13.94
TOTAL RETURN(c)	6.68%		12.51%		22.77%	3.68%	(15.39)%	22.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$2,930		$3,674		$4,820	$7,118	$13,432	$11,049
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)	1.20	%(e)	1.22	%(f)	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	1.20	%(e)	1.22	%(f)	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets(d)(g)	1.34	%(e)	2.04%		2.24%	2.60%	2.03%	0.29%
Portfolio turnover rate(h)	12%		113%		36%	13%	127%	13%

(a)	Prior to February 28, 2025, ALPS Asset Allocation Growth & Income was known as RiverFront Asset Allocation Growth & Income.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	Effective February 28, 2025, the contractual unitary administrative fee rate changed from 0.25% to 0.20% of average daily net assets.
(g)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

51 | alpsfunds.com

ALPS Asset Allocation Growth & Income - Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025(a)		For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of period	$15.36		$13.93		$11.62	$11.96	$14.40	$11.79
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.18		0.42		0.43	0.43	0.40	0.18
Net realized and unrealized gain/(loss)	0.90		1.44		2.34	0.14	(2.48)	2.61
Total from investment operations	1.08		1.86		2.77	0.57	(2.08)	2.79

DISTRIBUTIONS:
From net investment income	(0.18)		(0.43)		(0.46)	(0.45)	(0.36)	(0.16)
From net realized gain	(0.62)		–		–	(0.46)	–	–
From tax return of capital	–		–		–	–	–	(0.02)
Total distributions	(0.80)		(0.43)		(0.46)	(0.91)	(0.36)	(0.18)

Net increase/(decrease) in net asset value	0.28		1.43		2.31	(0.34)	(2.44)	2.61
Net asset value, end of period	$15.64		$15.36		$13.93	$11.62	$11.96	$14.40
TOTAL RETURN(c)	7.26%		13.64%		23.94%	4.80%	(14.60)%	23.79%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$43,930		$42,866		$42,740	$40,057	$47,655	$40,106
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)	0.20	%(e)	0.22	%(f)	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	0.20	%(e)	0.22	%(f)	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets(d)(g)	2.32	%(e)	2.97%		3.25%	3.54%	3.06%	1.29%
Portfolio turnover rate(h)	12%		113%		36%	13%	127%	13%

(a)	Prior to February 28, 2025, ALPS Asset Allocation Growth & Income was known as RiverFront Asset Allocation Growth & Income.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.
(f)	Effective February 28, 2025, the contractual unitary administrative fee rate changed from 0.25% to 0.20% of average daily net assets.
(g)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

52 | alpsfunds.com

Notes to Financial Statements and Financial Highlights

April 30, 2026 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report includes the financial statements and financial highlights of the following five funds: ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, Kotak India Equity Fund, ALPS Global Opportunity Fund, ALPS Balanced Opportunity Fund and ALPS Asset Allocation Growth & Income (each, a “Fund” and collectively, the “Funds”).

The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns, consistent with prudent investment management. Kotak India Equity Fund seeks to achieve long-term capital appreciation. The ALPS Global Opportunity Fund seeks to maximize total return. The ALPS Balanced Opportunity Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. ALPS Asset Allocation Growth & Income seeks to achieve long-term growth and income.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). All intercompany transactions have been eliminated upon consolidation. The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity-related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements and financial highlights of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of April 30, 2026, net assets of the CoreCommodity Fund were $1,015,797,433, of which $225,051,180, or 22.16%, represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 "Financial Services -Investment Companies". In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. Each Fund’s Treasurer is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

53 | alpsfunds.com

Notes to Financial Statements and Financial Highlights

April 30, 2026 (Unaudited)

The market price for debt obligations is generally the price supplied by an independent third-party pricing service utilized by ALPS Advisors, Inc. (the “Adviser” or “AAI”) as the valuation designee (the "Valuation Designee"), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limited move with respect to a particular commodity. Over-the-counter swap contracts are valued based on quotes received from independent pricing services or one or more dealers that make markets in such investments.

Option contracts are valued using the National Best Bid and Offer price (“NBBO”). In the event there is no NBBO price available, option contracts are valued at the mean between the last bid and ask.

For Kotak India Equity Fund and ALPS Global Opportunity Fund, each of which holds equity securities that are primarily traded on foreign securities exchanges, such securities are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by the Valuation Designee. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Funds' portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Forward currency exchange contracts have a value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Trust’s Board of Trustees (the “Board” or "Trustees") has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the Valuation Designee. The fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Funds’ Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

54 | alpsfunds.com

Notes to Financial Statements and Financial Highlights

April 30, 2026 (Unaudited)

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of April 30, 2026:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities®
Strategy Fund
Common Stocks(a)	$–	$–	$1,251	$1,251
Exchange Traded Funds	347,184,592	–	–	347,184,592
Government Bonds	–	540,991,649	–	540,991,649
Short Term Investments	101,311,746	–	–	101,311,746
Total	$448,496,338	$540,991,649	$1,251	$989,489,238
Other Financial Instruments
Assets:
Contracts for Difference (TRS)	$–	$64	$–	$64
Futures Contracts	12,604,875	–	–	12,604,875
Liabilities:
Futures Contracts	(9,256,209)	–	–	(9,256,209)
Total	$3,348,666	$64	$–	$3,348,730

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Kotak India Equity Fund
Common Stocks
Communication Services	$–	$26,001,555	$–	$26,001,555
Consumer Discretionary	–	44,278,034	–	44,278,034
Consumer Staples	8,521,153	8,522,309	–	17,043,462
Energy	–	25,257,300	–	25,257,300
Financials	38,129,124	78,007,796	–	116,136,920
Health Care	–	20,395,551	–	20,395,551
Industrials	7,751,428	36,699,312	–	44,450,740
Information Technology	11,426,400	15,598,200	–	27,024,600
Materials	–	19,748,169	–	19,748,169
Real Estate	–	5,346,465	–	5,346,465
Total	$65,828,105	$279,854,691	$–	$345,682,796

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS Global Opportunity Fund
Common Stocks
Communications	$2,247,097	$–	$–	$2,247,097
Consumer Discretionary	–	902,546	–	902,546
Consumer Staples	750,752	–	–	750,752
Financials	14,422,619	11,498,363	–	25,920,982
Industrials	4,374,208	–	–	4,374,208
Technology	3,739,272	596,829	–	4,336,101
Closed-End Funds	3,677,390	1,378,094	–	5,055,484
Short Term Investments	860,340	–	–	860,340
Total	$30,071,678	$14,375,832	$–	$44,447,510
Other Financial Instruments
Liabilities:
Forward Contracts	–	(31,621)	–	(31,621)
Total	$–	$(31,621)	$–	$(31,621)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS Balanced Opportunity Fund
Common Stocks(a)	$8,704,890	$–	$–	$8,704,890
Exchange Traded Funds	$3,400,194	$–	$–	$3,400,194
Short Term Investments	169,143	–	–	169,143
Total	$12,274,227	$–	$–	$12,274,227

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Notes to Financial Statements and Financial Highlights

April 30, 2026 (Unaudited)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS Asset Allocation Growth & Income
Exchange Traded Funds	$75,534,412	$–	$–	$75,534,412
Short Term Investments	1,278,390	–	–	1,278,390
Total	$76,812,802	$–	$–	$76,812,802

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Consolidated Statement of Investments or Statements of Investments.

The Funds, except for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six month period ended April 30, 2026. As of April 30, 2026, the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund held securities classified as Level 3 in the fair value hierarchy valued at $1,251, which represents less than 0.005% of net assets.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six-month period ended April 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations or Consolidated Statement of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

For tax purposes, the Subsidiary is an exempt Cayman Islands investment company and has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a controlled foreign corporation ("CFC") and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of the CFC, to the extent of its earnings and profits, will be included each year in the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund's taxable income.

Distributions to Shareholders: Each Fund, except ALPS Balanced Opportunity Fund and ALPS Asset Allocation Growth & Income, normally pays dividends and distributes capital gains, if any, on an annual basis. ALPS Balanced Opportunity Fund normally pays dividends, if any, on a monthly basis and distributes capital gains, if any, annually. ALPS Asset Allocation Growth & Income normally pays dividends, if any, on a quarterly basis and distributes capital gains, if any, annually. Income dividend distributions are derived from interest, dividends, and other income a Fund receives from its investments, including distributions of short-term capital gains, if any. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Commodity-Linked Notes: The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity-linked notes which are derivative instruments that have characteristics of a debt security and of a commodity-linked derivative. A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

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Notes to Financial Statements and Financial Highlights

April 30, 2026 (Unaudited)

Exchange Traded Funds (ETFs): Each Fund may invest in shares of ETFs and other similar instruments if the investment manager chooses to adjust a Fund’s exposure to the general market or industry sectors and to manage a Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit a Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

The portfolio manager may decide to purchase or sell short ETF shares or options on ETF shares for the same reasons it would purchase or sell (and as an alternative to purchasing or selling) futures contracts – to obtain exposure to the stock market or a particular segment of the stock market, or to hedge a Fund’s portfolio against such exposures. Depending on the market, the holding period and other factors, the use of ETF shares and options thereon can be less costly than the use of index options or stock index futures. In addition, ETF shares and options thereon can typically be purchased in smaller amounts than are available for futures contracts and can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for withholding taxes or certain foreign securities, as soon as information is available to each Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country's tax rules and rates and are disclosed in the Statements of Operations or Consolidated Statement of Operations.

Cash Management Transactions: Kotak India Equity Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Fund to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. Cash balances in the BBH CMS are included on the Statement of Assets and Liabilities under Cash and Foreign currency, at value. As of April 30, 2026, the Kotak India Equity Fund had $157,056 cash balance participating in the BBH CMS. As of April 30, 2026, the Kotak India Equity Fund did not have any foreign cash balances participating in the BBH CMS.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to a Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

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April 30, 2026 (Unaudited)

Master Limited Partnerships (“MLPs”): Certain Funds may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

3. DERIVATIVE INSTRUMENTS

As a part of their investment strategy, the Funds are permitted to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors. See the applicable Fund’s prospectus for a discussion of the risks associated with an investment in the fund.

Cash collateral is being pledged to cover derivative obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Statements of Investments or Consolidated Statement of Investments.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

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Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund primarily enters into swap transactions for the purpose of increasing total return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statement of Operations or Consolidated Statement of Operations.

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Swap agreements held at April 30, 2026 are disclosed after the Statements of Investments or Consolidated Statement of Investments.

The average notional amount of the swap positions held in the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund for the six month period ended, April 30, 2026 was $514,892,970. Only the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund held swap positions as of April 30, 2026.

Futures: Each Fund may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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Notes to Financial Statements and Financial Highlights

April 30, 2026 (Unaudited)

The average value of futures contracts held in the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund for the six month period ended, April 30, 2026 was $158,350,905 for long futures and $85,391,117 for short futures. Only the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund invested in futures contracts as of April 30, 2026.

Forward Foreign Currency Contracts: Each Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. The average value of forward foreign currency contracts held in the ALPS Global Opportunity Fund for the six month period ended, April 30, 2026 was $2,885,943. Only the ALPS Global Opportunity Fund invested in forward foreign currency contracts as of April 30, 2026.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses which are recorded on the Statement of Operations or Consolidated Statement of Operations. As of April 30, 2026, the Funds were not invested in option contracts.

Derivatives Instruments: The following tables disclose the amounts related to each Fund’s use of derivative instruments.

The effect of derivatives instruments on the Statement of Assets and Liabilities for the six month period ended, April 30, 2026:

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund(a)
Commodity Contracts (Futures Contracts)	Unrealized appreciation on futures contracts(b)	$12,604,874	Unrealized depreciation on futures contracts(b)	$(9,256,208)
Commodity Contracts (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	64	Unrealized depreciation on total return swap contracts	-
Total		$12,604,938		$(9,256,208)

ALPS Global Opportunity Fund
Foreign Exchange Rate Contracts (Forward Foreign Currency Contracts)	Unrealized appreciation on forward foreign currency contracts	–	Unrealized depreciation on forward foreign currency contracts	(31,621)
Total		$–		$(31,621)

(a)	The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund consolidates the statement of assets and liabilities.
(b)	Represents cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statement of Investments. Only the current day's net variation margin is reported within the Consolidated Statement of Assets and Liabilities.

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April 30, 2026 (Unaudited)

The effect of derivatives instruments on the Statements of Operations for the six month period ended, April 30, 2026:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund(a)
Commodity Contracts (Futures Contracts)	Net realized gain on futures contracts/ Net change in unrealized appreciation on futures contracts	$14,254,068	$(4,154,928)
Commodity Contracts (Total Return Swap Contracts)	Net realized gain on total return swap contracts/ Net change in unrealized depreciation on total return swap contracts	128,876,371	44
Total		$143,130,439	$(4,154,884)

ALPS Global Opportunity Fund
Foreign Exchange Rate Contracts (Forward Foreign Currency Contracts)	Net realized loss on forward foreign currency contracts/Net change in unrealized appreciation on forward foreign currency contracts	31,213	(149,045)
Total		$31,213	$(149,045)

(a)	The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund consolidates the statement of operations.

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of April 30, 2026:

Offsetting of Derivatives Asset

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Net Amount
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Total Return Swap Contracts	$64	$–	$64	$–	$–	$64
Total	$64	$–	$64	$–	$–	$64

(a)	These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged.

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Notes to Financial Statements and Financial Highlights

April 30, 2026 (Unaudited)

4. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/ (accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of April 30, 2026.

The tax character of distributions paid by the Funds for the fiscal year ended October 31, 2025 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	$24,839,505	$–
Kotak India Equity Fund	1,500,070	50,550,032
ALPS Global Opportunity Fund	6,799,990	2,452,810
ALPS Balanced Opportunity Fund	218,633	1,074,191
ALPS Asset Allocation Growth & Income	2,156,100	–

Unrealized Appreciation and Depreciation on Investments: As of April 30, 2026, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	$814,672,482	$(631,760,719)	$182,911,763	$809,926,205
Kotak India Equity Fund	43,969,835	(36,667,149)*	7,302,686	329,872,141
ALPS Global Opportunity Fund	10,041,311	(4,527,001)	5,514,310	38,901,579
ALPS Balanced Opportunity Fund	3,867,817	(119,187)	3,748,630	8,525,597
ALPS Asset Allocation Growth & Income	17,069,237	(135,952)	16,933,285	59,879,517

*	Net of foreign capital gain tax accrual of $7,988,213.

5. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, in-kind transactions and U.S. Government Obligations during the six month period ended, April 30, 2026 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ALPS | CoreCommodity Mgmt CompleteCommoditiesSM Strategy Fund(a)	$9,876,125	$1,235,363,932
Kotak India Equity Fund	91,652,650	97,090,844
ALPS Global Opportunity Fund	359,507	5,714,652
ALPS Balanced Opportunity Fund	1,221,354	2,647,824
ALPS Asset Allocation Growth & Income	9,047,567	14,510,766

(a)	Purchases and sales for ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund are consolidated and include the balances of CoreCommodity Management Cayman Commodity Fund, Ltd. (wholly owned subsidiary).

6. BENEFICIAL INTEREST TRANSACTIONS

Shares redeemed within 30 days of purchase for Kotak India Equity Fund may incur a 2% short-term redemption fee deducted from the redemption amount.

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Notes to Financial Statements and Financial Highlights

April 30, 2026 (Unaudited)

For the six month period ended, April 30, 2026, the amounts listed below were retained by the Funds. These amounts are reflected in “Shares redeemed” in the Consolidated Statements of Changes in Net Assets and Statements of Changes in Net Assets.

	Redemption Fee Retained
Fund	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Kotak India Equity Fund - Investor Class	$115	$131
Kotak India Equity Fund - Class A	2,362	—
Kotak India Equity Fund - Class I	8,631	4,071
ALPS Balanced Opportunity Fund - Investor Class	30	—

Transactions in shares of capital stock were as follows:

	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Investor Class
Shares sold	137,987	376,072
Dividends reinvested	142,203	55,678
Shares redeemed	(355,223)	(924,554)
Net decrease in shares outstanding	(75,033)	(492,804)
Class A
Shares sold	432,144	292,921
Dividends reinvested	33,149	15,091
Shares redeemed	(188,923)	(510,314)
Net increase/(decrease) in shares outstanding	276,370	(202,302)
Class C
Shares sold	58,934	42,324
Dividends reinvested	62,227	24,763
Shares redeemed	(218,754)	(575,967)
Net decrease in shares outstanding	(97,593)	(508,880)
Class I
Shares sold	9,726,489	26,513,500
Dividends reinvested	6,968,346	2,368,665
Shares redeemed	(34,101,246)	(39,184,674)
Net decrease in shares outstanding	(17,406,411)	(10,302,509)

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Notes to Financial Statements and Financial Highlights

April 30, 2026 (Unaudited)

	Kotak India Equity Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Investor Class
Shares sold	84,400	61,126
Dividends reinvested	12,639	35,842
Shares redeemed	(85,474)	(94,975)
Net increase in shares outstanding	11,565	1,993
Class A
Shares sold	123,946	148,419
Dividends reinvested	13,782	19,073
Shares redeemed	(70,742)	(82,976)
Net increase in shares outstanding	66,986	84,516
Class C
Shares sold	4,307	60,775
Dividends reinvested	11,343	24,729
Shares redeemed	(62,960)	(45,892)
Net increase/(decrease) in shares outstanding	(47,310)	39,612
Class I
Shares sold	439,464	1,169,373
Dividends reinvested	115,317	244,958
Shares redeemed	(347,672)	(877,006)
Net increase in shares outstanding	207,109	537,325
Class II
Shares sold	–	–
Dividends reinvested	1,031,429	2,501,884
Shares redeemed	(262,238)	(500,578)
Net increase in shares outstanding	769,191	2,001,306

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Notes to Financial Statements and Financial Highlights

April 30, 2026 (Unaudited)

	ALPS Global Opportunity Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Investor Class
Shares sold	40,372	176,597
Dividends reinvested	–	193,207
Shares redeemed	(145,393)	(359,914)
Net increase/(decrease) in shares outstanding	(105,021)	9,890
Class A
Shares sold	89,107	135,537
Dividends reinvested	–	225,544
Shares redeemed	(145,107)	(933,434)
Net decrease in shares outstanding	(56,000)	(572,353)
Class C
Shares sold	–	–
Dividends reinvested	–	34,525
Shares redeemed	(41,628)	(76,013)
Net decrease in shares outstanding	(41,628)	(41,488)
Class I
Shares sold	302,083	754,025
Dividends reinvested	–	681,440
Shares redeemed	(876,898)	(1,507,357)
Net decrease in shares outstanding	(574,815)	(71,892)
Class R
Shares sold	47,039	20,907
Dividends reinvested	–	180,712
Shares redeemed	(147,885)	(128,776)
Net increase/(decrease) in shares outstanding	(100,846)	72,843

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Notes to Financial Statements and Financial Highlights

April 30, 2026 (Unaudited)

	ALPS Balanced Opportunity Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Investor Class
Shares sold	652	1,869
Dividends reinvested	512	641
Shares redeemed	(994)	(2,272)
Net increase in shares outstanding	170	238
Class A
Shares sold	40,043	145,862
Dividends reinvested	11,953	1,281
Shares redeemed	(4,871)	(941)
Net increase in shares outstanding	47,125	146,202
Class C
Shares sold	–	–
Dividends reinvested	–	–
Shares redeemed	–	–
Net increase in shares outstanding	–	–
Class I
Shares sold	17,678	2,970
Dividends reinvested	44,483	75,975
Shares redeemed	(146,258)	(215,775)
Net decrease in shares outstanding	(84,097)	(136,830)

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April 30, 2026 (Unaudited)

	ALPS Asset Allocation Growth & Income
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Investor Class
Shares sold	884	3,913
Dividends reinvested	27,934	15,775
Shares redeemed	(32,601)	(71,741)
Net decrease in shares outstanding	(3,783)	(52,053)
Class A
Shares sold	44,313	81,861
Dividends reinvested	65,800	38,898
Shares redeemed	(135,599)	(275,215)
Net decrease in shares outstanding	(25,486)	(154,456)
Class C
Shares sold	2,012	8,469
Dividends reinvested	10,996	6,080
Shares redeemed	(66,299)	(125,124)
Net decrease in shares outstanding	(53,291)	(110,575)
Class I
Shares sold	177,299	323,945
Dividends reinvested	143,982	87,726
Shares redeemed	(301,905)	(689,623)
Net increase/(decrease) in shares outstanding	19,376	(277,952)

7. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund for the six month period ended, April 30, 2026 were as follows:

Security Name	Fair Value as of October 31, 2025	Purchases	Sales	Fair Value as of April 30, 2026	Share Balance as of April 30, 2026	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
ALPS | CoreCommodity Natural Resources ETF	$370,296,561	$9,876,125	$(123,536,931)	$347,184,592	8,395,125	$13,320,873	$53,133,532	$37,415,306
	$370,296,561	$9,876,125	$(123,536,931)	$347,184,592		$13,320,873	$53,133,532	$37,415,306

67 | alpsfunds.com

Notes to Financial Statements and Financial Highlights

April 30, 2026 (Unaudited)

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for ALPS Balanced Opportunity for the six month period ended, April 30, 2026 were as follows:

Security Name	Fair Value as of October 31, 2025	Purchases	Sales	Fair Value as of April 30, 2026	Share Balance as of April 30, 2026	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
ALPS | Smith Core Plus Bond ETF	$4,094,480	$–	$(633,077)	$3,400,194	132,072	$81,900	$(51,559)	$(9,650)
	$4,094,480	$–	$(633,077)	$3,400,194		$81,900	$(51,559)	$(9,650)

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies ALPS Asset Allocation Growth & Income for the six month period ended, April 30, 2026 were as follows:

Security Name	Fair Value as of October 31, 2025	Purchases	Sales	Fair Value as of April 30, 2026	Share Balance as of April 30, 2026	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
RiverFront Dynamic Core Income ETF	$1,989,749	$–	$(1,969,148)	$–	–	$24,804	$34,077	$(54,678)
Riverfront Strategic Income Fund	6,881,169	2,999,055	–	9,748,039	426,610	188,877	(132,185)	–
Alerian Energy Infrastructure ETF	–	1,509,163	–	1,574,936	40,290	–	65,773	–
ALPS Active Equity Opportunity ETF	10,971,893	1,511,267	–	13,481,719	186,855	37,581	998,559	–
ALPS Dynamic US Dividend Advantage ETF*	14,465,171	1,520,944	(3,708,546)	13,120,071	191,622	134,387	(1,122,723)	1,965,225
ALPS Electrification Infrastructure ETF	4,722,179	–	(1,133,450)	4,340,976	99,245	24,418	495,945	256,302
ALPS International Sector Dividend Dogs ETF	3,605,798	–	–	4,214,454	97,965	54,545	608,656	–
ALPS O'Shares U.S. Quality Dividend ETF	3,113,604	–	(3,178,185)	–	–	23,511	(275,915)	340,496
	$45,749,563	$7,540,429	$(9,989,329)	$46,480,195		$488,123	$672,187	$2,507,345

*	Formerly RiverFront Dynamic US Dividend Advantage ETF.

8. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

AAI acts as the Funds’ investment adviser. AAI is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market.

AAI has delegated daily management of the Funds listed below to the corresponding Sub-Advisor(s) listed in the table below. Each Sub-Advisor manages the investments of each Fund in accordance with its investment objective, policies and limitations and investment guidelines established jointly by AAI and the Board.

Fund	Sub-Advisor(s)
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	CoreCommodity Management, LLC
Kotak India Equity Fund	Kotak Mahindra Asset Management (Singapore) Pte. Ltd

68 | alpsfunds.com

Notes to Financial Statements and Financial Highlights

April 30, 2026 (Unaudited)

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Funds listed below pay AAI an annual management fee which is based on each Fund’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects the Funds’ contractual management fee rates (expressed as an annual rate).

Fund	Contractual Management Fee
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	0.85%
Kotak India Equity Fund	0.65%
ALPS Global Opportunity Fund	0.85%
ALPS Balanced Opportunity Fund	0.70%

Pursuant to the Administrative Services Agreement, the ALPS Asset Allocation Growth & Income Fund pays an annual unitary administrative fee which is based on each Fund’s average daily net assets. The unitary administrative fee is paid on a monthly basis. The following table reflects the Fund's contractual unitary administrative fee rate (expressed as an annual rate).

Fund	Contractual Unitary Fee
ALPS Asset Allocation Growth & Income Fund	0.20%

Pursuant to an Investment Sub-Advisory Agreement, AAI pays the Sub-Advisors of the Funds listed below an annual sub-advisory management fee which is based on each Fund’s average daily assets. AAI is required to pay all fees due to each Sub-Advisor out of the management fee AAI receives from each Fund listed below. The following table reflects the Funds’ contractual sub-advisory fee rates.

Fund	Average Daily Net Assets of the Fund	Contractual Sub-Advisory Fee
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	All Asset Levels	0.75%
Kotak India Equity Fund	All Asset Levels	0.56%

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

AAI and CoreCommodity Management LLC have contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, brokerage commissions, interest expense, taxes and extraordinary expenses that exceed the following annual rates below.

Kotak India Equity Fund

AAI and Kotak Mahindra Asset Management (Singapore) Pte. Ltd. have contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses that exceed the following annual rates below.

ALPS Global Opportunity Fund

AAI has contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, shareholder service fees, brokerage expenses, interest expense, taxes and extraordinary expenses that exceed the following annual rates below.

ALPS Balanced Opportunity Fund

AAI has contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, shareholder service fees, brokerage expenses, interest expense, taxes and extraordinary expenses that exceed the following annual rates below.

These agreements are reevaluated on an annual basis. Expense limitation ratios from the current agreements are listed below. Fees waived or reimbursed for the six month period ended, April 30, 2026 are disclosed on the Statement of Operations or Consolidated Statement of Operations.

Fund*	Investor Class	Class A	Class C	Class I	Class II	Class R
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	1.05%	1.05%	1.05%	1.15%	N/A	N/A
Kotak India Equity Fund	1.00%	1.00%	1.00%	1.00%	0.75%	N/A
ALPS Global Opportunity Fund	1.25%	1.25%	1.25%	1.25%	N/A	1.25%
ALPS Balanced Opportunity Fund	0.85%	0.85%	0.85%	0.85%	N/A	N/A

*	The expiration date of each Fund's expense limitation agreement is February 28, 2027.

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Notes to Financial Statements and Financial Highlights

April 30, 2026 (Unaudited)

Pursuant to the expense limitation agreement (the “Expense Agreement”), the Adviser has agreed to waive and/or reimburse the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund Investor Class, Class A, Class C and Class I shares for any acquired fund fees and expenses incurred by the Fund in connection with the Fund’s investment in any exchange-traded funds advised by the Adviser and sub-advised by the Sub-Adviser. The amount of such waived fees shall not be subject to recapture by the Adviser. The Expense Agreement has no termination date. This waiver may not be modified or discontinued without the approval of the Fund's Board of Trustees. Pursuant to a written agreement (the “AFFE Agreement”), the Adviser has agreed to waive and/or reimburse the ALPS Balanced Opportunity Fund Investor Class, Class A, Class C and Class I shares for any acquired fund fees and expenses incurred by the Fund in connection with the Fund’s investment in any exchange-traded funds advised by the Adviser. The amount of such waived fees shall not be subject to recapture by the Adviser. The AFFE Agreement has no termination date. This waiver may not be modified or discontinued without the approval of the Fund's Board of Trustees.

AAI and each Sub-Advisor are permitted to recover expenses they have waived or reimbursed, on a class-by-class basis, through the agreements described above to the extent that expenses in later periods fall below the annual limits set forth in these agreements. The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, Kotak India Equity Fund, ALPS Global Opportunity Fund, and ALPS Balanced Opportunity Fund are not obligated to pay any deferred fees and expenses more than thirty-six months after the date on which the fees were waived or expenses were deferred, as calculated on a monthly basis. As of the six month period ended, April 30, 2026, the Adviser and Sub-Advisor(s) may seek reimbursement of previously waived and reimbursed fees as follows:

Fund	Expires 10/31/2026		Expires 10/31/2027		Expires 10/31/2028		Expires 10/31/2029		Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Investor Class	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class A		N/A		N/A		N/A		N/A		N/A
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class C		N/A		5,884		5,424		1,188		12,496
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class I		N/A		N/A		N/A		N/A		N/A

Kotak India Equity Fund - Investor Class		N/A		N/A		N/A		N/A		N/A
Kotak India Equity Fund - Class A		N/A		N/A		N/A		N/A		N/A
Kotak India Equity Fund - Class C		N/A		N/A		N/A		N/A		N/A
Kotak India Equity Fund - Class I		N/A		N/A		N/A		N/A		N/A
Kotak India Equity Fund - Class II		225,388		420,514		450,380		216,629		1,312,911

ALPS Global Opportunity Fund - Investor Class		N/A		N/A		386		2,648		3,034
ALPS Global Opportunity Fund - Class A		N/A		N/A		196		1,657		1,853
ALPS Global Opportunity Fund - Class C		934		1,640		1,089		657		4,320
ALPS Global Opportunity Fund - Class I		8,561		24,606		27,886		22,833		83,886
ALPS Global Opportunity Fund - Class R		N/A		341		946		1,287		2,574

ALPS Balanced Opportunity Fund - Investor Class		2,936		14,090		8,434		3,407		28,867
ALPS Balanced Opportunity Fund - Class A		4,772		25,663		26,244		16,406		73,085
ALPS Balanced Opportunity Fund - Class C		2,390		8,564		7,406		2,964		21,324
ALPS Balanced Opportunity Fund - Class I		98,107		220,718		116,129		41,233		476,187

The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund did not recoup fees during the six month period ended April 30, 2026.

Kotak India Equity Fund did not recoup fees during the six month period ended April 30, 2026.

The ALPS Global Opportunity Fund did not recoup fees during the six month period ended April 30, 2026.

The ALPS Balanced Opportunity Fund did not recoup fees during the six month period ended April 30, 2026.

70 | alpsfunds.com

Notes to Financial Statements and Financial Highlights

April 30, 2026 (Unaudited)

The CoreCommodity Management Cayman Commodity Fund Ltd. has entered into a separate advisory agreement (the “Subsidiary Advisory Agreement”) with CoreCommodity Management, LLC for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay the CoreCommodity Management, LLC a management fee at the same rate that the Fund pays AAI for investment advisory services provided to the Funds. CoreCommodity Management, LLC has agreed to waive the advisory fee it receives from the Fund in an amount equal to the management fee paid by the Subsidiary. This agreement may be terminated based on the terms of the Subsidiary Advisory Agreement. For the six month period ended, April 30, 2026, this amount equaled $868,772 and is disclosed in the Consolidated Statement of Operations. These waivers are not subject to reimbursement/ recoupment.

ALPS Asset Allocation Growth & Income does not pay a management fee or have a contractual limitation with respect to the amount of its annual total operating expenses.

Kotak Mahindra Asset Management (Singapore) Pte. Ltd. executed purchase and sale trades in the Kotak India Equity Fund with the sub-adviser’s affiliated broker-dealer, Kotak Securities, (the “affiliate broker”). Fund commissions paid to the affiliate broker were $28,593 during the six month period ended, April 30, 2026.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by the Distributor, as agent for the Funds, and the Distributor has agreed to use its best efforts to solicit orders for the sale of Funds’ shares, although it is not obliged to sell any particular amount of shares. The Distributor is not entitled to any compensation for its services. The Distributor is registered as a broker -dealer with the Securities and Exchange Commission.

Distribution and Services (12b-1) Plans

Each Fund has adopted Distribution and Services Plans (the “Plans”) pursuant to Rule 12b-1 of the 1940 Act for its Investor Class, Class A, Class C and Class R (ALPS Global Opportunity Fund only) shares. The Plans allow each Fund to use Investor Class, Class A, Class C, and Class R assets to pay fees in connection with the distribution and marketing of Investor Class, Class A, Class C, and Class R shares and/or the provision of shareholder services to Investor Class, Class A, Class C and Class R shareholders. The Plans permit payment for services in connection with the administration of plans or programs that use Investor Class, Class A, Class C, and Class R shares of a Fund, if any, as their funding medium and for related expenses. The Plans permit a Fund to make total payments at an annual rate of up to 0.25% of a Fund’s average daily net assets attributable to its Investor Class and Class A shares, 0.75% of a Fund’s average daily net assets attributable to its Class C shares and 0.50% of the ALPS Global Opportunity Fund’s average daily net assets attributable to its Class R shares.

Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to financial intermediaries, as compensation for distribution and/or shareholder ongoing services performed by such entities for beneficial shareholders of the Fund. The Distributor is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Shareholder Services Plans

Each fund (other than ALPS Asset Allocation Growth & Income) has adopted a shareholder services plan with respect to the Investor Class shares and Class A shares (the “Investor Class Shareholder Services Plan” and the “Class A Shareholder Services Plan”). Under the Investor Class Shareholder Services Plan and Class A Shareholder Services Plan, the Funds are authorized to compensate certain financial intermediaries, including broker dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of Investor Class and Class A shares of the Funds attributable to or held in the name of the Participating Organizations pursuant to an agreement with a such Participating Organizations (the “Agreement”). Each Agreement will set forth the non-distribution related shareholder services to be performed by the Participating Organizations for the benefit of a Fund’s shareholders who have elected to have such Participating Organizations service their accounts. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Shareholder Services Plan fees are included with distribution and service fees in the Statements of Operations. Investor Class Shareholder Services Plan fees recaptured pursuant to the Services Plan for the six month period ended, April 30, 2026 are included as an offset to distribution and service fees as disclosed in the Statement of Operations.

Each fund has adopted a shareholder services plan with respect to their Class C shares (the “Class C Shareholder Services Plan”). Under the Class C Shareholder Services Plan, the Funds are authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% for Class C shares of the average daily net asset value of the Class C shares attributable to or held in the name of a Participating Organization for its clients as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable after the end of the fiscal year. Class C Shareholder Services Plan fees are included with distribution and service fees on the Statements of Operations or Consolidated Statement of Operations.

71 | alpsfunds.com

Notes to Financial Statements and Financial Highlights

April 30, 2026 (Unaudited)

Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of each Fund. Transactions may be processed through the National Securities Clearing Corporation or similar systems or processed on a manual basis. These fees generally are paid by the Fund to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Fund converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Fund may increase. Networking fees are shown in the Statements of Operations or Consolidated Statement of Operations, if applicable to the Funds.

Fund Administrator

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administrative Agreement, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in the Funds’ operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administrative fees paid by the Funds for six month period ended, April 30, 2026 are disclosed in the Statements of Operations or Consolidated Statement of Operations.

ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for six month period ended, April 30, 2026, are included in the Administrative fees disclosed in the Statements of Operations or Consolidated Statement of Operations.

Trustees

Effective January 1, 2026, all Trustees receive a quarterly retainer of $29,000, plus $12,500 for each regular quarterly Board meeting attended. Trustees also receive $3,000 for each non-quarterly special Board meeting attended and $3,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. Prior to January 1, 2026, all Trustees received a quarterly retainer of $30,000, plus $12,500 for each regular quarterly Board meeting attended. In addition, Trustees received $5,000 for each non-quarterly special Board meeting attended and $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held.

The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. The Chairperson of the Nominating and Governance Committee receives a quarterly retainer of $2,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations or Consolidated Statement of Operations.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities or Consolidated Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

72 | alpsfunds.com

Changes in and Disagreements with Accountants for Open-End

Management Investment Companies

April 30, 2026 (Unaudited)

Not applicable for this reporting period.

73 | alpsfunds.com

Proxy Disclosures for Open-End Management Investment Companies

April 30, 2026 (Unaudited)

Not applicable for this reporting period.

74 | alpsfunds.com

Remuneration Paid to Directors, Officers, and Others for Open-End

Management Investment Companies

April 30, 2026 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended April 30, 2026:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation from the Trust	Total Compensation from the Trust
Mary K. Anstine*	$84,000	$–	$84,000
Jeremy W. Deems	96,000	–	96,000
Michael “Ross” Shell	103,000	–	103,000
Edmund J. Burke	84,000	–	84,000
Total	$367,000	$–	$367,000

*	Effective March 31, 2026, Mary K. Anstine no longer serves as a Trustee of the Trust.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to ALPS Asset Allocation Growth & Income's administration agreement, ALPS Asset Allocation Growth & Income does not pay any Trustee fees. The Trustee fees are paid by ALPS Fund Services, Inc., the administrator of ALPS Asset Allocation Growth & Income.

The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations or Consolidated Statement of Operations.

75 | alpsfunds.com

Statement Regarding Basis for Approval of Investment Advisory Contract

April 30, 2026 (Unaudited)

Not applicable for this reporting period.

76 | alpsfunds.com

Must be accompanied or preceded by a prospectus. Investors are reminded to read the prospectus carefully before investing.

ALPS Portfolio Solutions Distributor, Inc., distributor.

SS&C | ALPS ADVISORS

APS002927

alpsfunds.com | 1-866-759-5679

SS&C | ALPS ADVISORS

FINANCIAL STATEMENTS & OTHER INFORMATION

Semi-Annual Report

April 30, 2026

An ALPS Advisors Solution

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Statement of Investments	1
Statements of Assets and Liabilities	47
Statements of Operations	48
Statements of Changes in Net Assets	49
Financial Highlights	52
Notes to Financial Statements and Financial Highlights	64
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	73
Proxy Disclosures for Open-End Management Investment Companies	74
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	75
Statement Regarding Basis for Approval of Investment Advisory Contract	76

ALPS | Smith Short Duration Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
BANK LOANS (0.74%)

Aerospace & Defense (0.28%)
TransDigm, Inc.
1M US SOFR + 2.50%, 02/28/2031(a)	$1,745,558	$1,750,132

Casinos & Gaming (0.46%)
Caesars Entertainment, Inc. 1M US SOFR + 2.25%, 02/06/2031(a)	2,992,366	2,905,408

TOTAL BANK LOANS
(Cost $4,730,757)		4,655,540

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.01%)

Fannie Mae
Series 1997-12, Class FA, 30D US SOFR + 1.11%, 04/18/2027(a)	1,078	1,080
Series 1997-49, Class F, 30D US SOFR + 0.61%, 06/17/2027(a)	1,417	1,417
Series 2011-61, Class B, 3.000%, 07/25/2026	6	6
Series 2012-47, Class HA, 1.500%, 05/25/2027	949	942
Series 2013-5, Class DB, 2.000%, 02/25/2028	11,316	11,154
Series 2015-96, Class EA, 3.000%, 12/25/2026	25,224	25,105
		39,704
Freddie Mac
Series 1996-1885, Class FA, 30D US SOFR + 0.56%, 09/15/2026(a)	34	34
Series 2001-2332, Class FB, 30D US SOFR + 0.56%, 01/15/2028(a)	9,174	9,171
Series 2013-4177, Class NB, 1.500%, 03/15/2028	3,176	3,116
		12,321
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $52,472)		52,025

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (0.37%)

Fannie Mae Pool
Series 2011-,
3.500%, 12/01/2026	22,647	22,564
5.270%, 07/01/2028	449,734	452,460

	Principal Amount	Value (Note 2)
Series 2016-AL9448, 3.090%, 07/01/2026(a)	$32,724	$32,635
Series 2016-AN2079, 2.910%, 07/01/2026	32,424	32,277
Series 2021-,
1.490%, 07/01/2028	246,218	233,287
1.580%, 12/01/2028	110,000	103,093
Series 2023-,
4.550%, 03/01/2028	474,560	474,389
4.900%, 03/01/2028	749,357	751,443
		2,102,148
Freddie Mac Gold Pool
Series 2012-T40090, 3.000%, 05/01/2027	10,034	9,964

Freddie Mac Pool
Series 2018-,
2.000%, 01/01/2028	82,401	81,368
3.500%, 04/01/2028	11,511	11,464
Series 2023-, 4.170%, 04/01/2028	113,000	112,671
		205,503
Ginnie Mae I Pool
Series 2013-AF1057, 2.000%, 07/15/2028	18,358	18,053

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $2,322,844)		2,335,668

	Principal Amount	Value (Note 2)
CORPORATE BONDS (79.49%)

Aerospace & Defense (6.17%)
BAE Systems PLC
5.00%, 03/26/2027(b)	4,500,000	4,532,335
Boeing Co.
3.25%, 02/01/2028	3,000,000	2,942,263
5.15%, 05/01/2030	3,000,000	3,049,245
General Electric Co.
4.30%, 07/29/2030	1,405,000	1,402,435
Hexcel Corp.
4.90%, 05/15/2031	6,000,000	6,004,510
Honeywell Aerospace, Inc.
3.90%, 03/16/2028(b)	3,000,000	2,978,586
4.00%, 03/16/2029(b)	3,000,000	2,968,546
Howmet Aerospace, Inc.
3.75%, 03/03/2028	1,650,000	1,632,781
3.90%, 04/15/2029	1,651,000	1,627,600
L3Harris Technologies, Inc.
5.40%, 01/15/2027	6,500,000	6,553,606
Lockheed Martin Corp.
4.15%, 08/15/2028	3,000,000	3,001,749

See Notes to Financial Statements and Financial Highlights.

1 | alpsfunds.com

ALPS | Smith Short Duration Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
RTX Corp.
5.75%, 11/08/2026	$2,000,000	$2,014,665
Total Aerospace & Defense		38,708,321
Airlines (1.97%)
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029(b)	3,000,000	2,970,080
Southwest Airlines Co.
4.38%, 11/15/2028	5,000,000	4,964,562
United Airlines Holdings, Inc.
4.88%, 03/01/2029	1,581,000	1,561,335
5.38%, 03/01/2031	1,585,000	1,564,179
United Airlines, Inc.
4.63%, 04/15/2029(b)	1,300,000	1,284,056
Total Airlines		12,344,212
Apparel & Textile Products (1.25%)
Gildan Activewear, Inc.
4.70%, 10/07/2030(b)	4,730,000	4,683,387
VF Corp.
2.80%, 04/23/2027	3,200,000	3,126,277
Total Apparel & Textile Products		7,809,664
Automobiles Manufacturing (5.09%)
Ford Motor Credit Co. LLC
4.97%, 04/06/2029	3,096,000	3,070,268
5.73%, 09/05/2030	1,752,000	1,765,599
5.80%, 03/05/2027	3,000,000	3,021,741
General Motors Co.
5.63%, 04/15/2030	1,500,000	1,544,681
General Motors Financial Co., Inc.
4.20%, 10/27/2028	1,714,000	1,700,304
4.75%, 04/06/2029	2,000,000	2,004,729
5.40%, 05/08/2027	1,500,000	1,515,644
Hyundai Capital America
4.25%, 01/08/2029(b)	6,327,000	6,260,334
5.45%, 06/24/2026(b)	3,000,000	3,005,327
Nissan Motor Acceptance Co. LLC
5.63%, 09/29/2028(b)	5,000,000	4,974,809
Stellantis Financial Services US Corp.
4.95%, 09/15/2028(b)	3,100,000	3,089,457
Total Automobiles Manufacturing		31,952,893
Banks (7.64%)
Capital One NA
5.97%, 08/09/2028(a)	2,711,000	2,779,538
Citizens Bank NA
1D US SOFR + 0.70%, 01/29/2029(a)	3,000,000	2,979,835
Danske Bank A/S
1Y US TI + 0.75%, 03/27/2029(a)(b)	3,000,000	3,003,861
1Y US TI + 1.40%, 03/01/2030(a)(b)	2,500,000	2,569,866
Manufacturers & Traders Trust Co.
1D US SOFR + 0.94%, 04/18/2030(a)	1,500,000	1,496,292
Mizuho Bank, Ltd.
4.40%, 04/16/2029(b)	3,000,000	3,006,289

	Principal Amount	Value (Note 2)
Morgan Stanley Bank NA
1D US SOFR + 1.08%, 01/14/2028(a)	$3,500,000	$3,514,228
Morgan Stanley Private Bank NA
1D US SOFR + 0.77%, 07/06/2028(a)	3,000,000	3,000,094
PNC Bank NA
1D US SOFR + 0.63%, 05/13/2027(a)	3,000,000	3,000,309
PNC Financial Services Group, Inc.
1D US SOFR + 0.61%, 01/26/2029(a)	3,000,000	2,984,937
Truist Bank
3.30%, 05/15/2026	3,500,000	3,499,106
1D US SOFR + 0.662%, 01/27/2029(a)	3,000,000	2,986,683
US Bank NA
1D US SOFR + 0.91%, 05/15/2028(a)	3,000,000	3,010,969
Wells Fargo & Co.
1D US SOFR + 1.07%, 04/22/2028(a)	10,000,000	10,120,886
Total Banks		47,952,893
Biotechnology (0.53%)
Amgen, Inc.
5.15%, 03/02/2028	3,300,000	3,346,515

Cable & Satellite (0.31%)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027(b)	923,000	922,429
Cox Communications, Inc.
5.45%, 09/15/2028(b)	1,000,000	1,018,075
Total Cable & Satellite		1,940,504
Casinos & Gaming (0.48%)
MGM Resorts International
5.50%, 04/15/2027	3,000,000	3,005,847

Chemicals (1.14%)
Eastman Chemical Co.
4.50%, 02/20/2031	1,200,000	1,179,725
Ecolab, Inc.
4.30%, 06/15/2028	3,000,000	3,005,881
Sherwin-Williams Co.
3.45%, 06/01/2027	3,000,000	2,974,041
Total Chemicals		7,159,647
Commercial Finance (0.48%)
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.75%, 05/24/2026(b)	3,000,000	3,002,307

Consumer Finance (1.67%)
American Express Co.
1D US SOFR + 1.26%, 04/25/2029(a)	3,000,000	3,016,440
Fidelity National Information Services, Inc.
2.25%, 03/01/2031	939,000	834,461
4.45%, 03/10/2028	1,980,000	1,974,897

See Notes to Financial Statements and Financial Highlights.

2 | alpsfunds.com

ALPS | Smith Short Duration Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Fiserv, Inc.
2.65%, 06/01/2030	$3,300,000	$3,019,757
Global Payments, Inc.
4.50%, 11/15/2028	1,650,000	1,637,326
Total Consumer Finance		10,482,881
Consumer Services (1.59%)
Cintas Corp. No 2
4.20%, 05/01/2028	5,000,000	4,998,641
Rentokil Terminix Funding PLC
4.63%, 04/23/2031(b)	5,000,000	4,949,462
Total Consumer Services		9,948,103
Containers & Packaging (0.48%)
Sonoco Products Co.
4.45%, 09/01/2026	3,000,000	3,001,866

Department Stores (1.03%)
Kohl's Corp.
10.00%, 06/01/2030(b)	6,100,000	6,453,973

Diversified Banks (3.84%)
Bank of America Corp.
1D US SOFR + 0.87%, 04/23/2030(a)	2,430,000	2,423,139
1D US SOFR + 1.04%, 04/23/2032(a)	702,000	699,279
1D US SOFR + 1.11%, 05/09/2029(a)	3,000,000	3,007,815
HSBC Holdings PLC
1D US SOFR + 0.99%, 03/10/2030(a)	3,000,000	2,979,359
JPMorgan Chase & Co.
1D US SOFR + 0.82%, 04/23/2030(a)	3,000,000	2,988,406
1D US SOFR + 1.19%, 01/23/2028(a)	3,000,000	3,014,154
Mitsubishi UFJ Financial Group, Inc.
1Y US TI + 0.78%, 04/18/2030(a)	3,000,000	3,000,504
Toronto-Dominion Bank
3.91%, 01/13/2028	3,000,000	2,980,867
4.98%, 04/05/2027	3,000,000	3,025,443
Total Diversified Banks		24,118,966
Electrical Equipment Manufacturing (0.99%)
BWX Technologies, Inc.
4.13%, 06/30/2028(b)	2,650,000	2,617,572
Eaton Capital ULC
4.45%, 05/09/2030	2,575,000	2,573,991

	Principal	Value
	Amount	(Note 2)
GE Vernova, Inc.
4.25%, 02/04/2031	$1,000,000	$991,450
Total Electrical Equipment Manufacturing		6,183,013
Entertainment Content (0.48%)
Paramount Global
3.70%, 06/01/2028	1,600,000	1,549,683
7.88%, 07/30/2030	1,370,000	1,458,275
Total Entertainment Content		3,007,958
Exploration & Production (0.65%)
Diamondback Energy, Inc.
5.20%, 04/18/2027	1,000,000	1,008,805
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(b)	1,500,000	1,510,323
Permian Resources Operating LLC
9.88%, 07/15/2031(b)	1,500,000	1,587,687
Total Exploration & Production		4,106,815
Financial Services (10.90%)
Bank of New York Mellon Corp.
1D US SOFR + 0.634%, 01/22/2030(a)	2,000,000	1,979,481
1D US SOFR + 0.895%, 04/23/2032(a)	810,000	807,077
Charles Schwab Corp.
SOFRINDX + 1.05%, 03/03/2027(a)(c)	2,471,000	2,482,920
5.88%, 08/24/2026	5,000,000	5,021,914
Citadel Securities Global Holdings LLC
5.13%, 01/27/2032(b)	1,653,000	1,633,664
5.50%, 06/18/2030(b)	3,731,000	3,797,742
Depository Trust Co.
4.30%, 03/27/2029(b)	3,000,000	2,999,952
Goldman Sachs Group, Inc.
1D US SOFR + 0.71%, 01/21/2029(a)	5,000,000	4,963,897
1D US SOFR + 0.96%, 01/21/2032(a)	1,174,000	1,157,166
1D US SOFR + 0.99%, 04/20/2030(a)	3,000,000	2,993,837
Jane Street Group / JSG Finance, Inc.
4.50%, 11/15/2029(b)	4,931,000	4,791,948
LPL Holdings, Inc.
4.90%, 04/03/2028	2,000,000	2,006,360
5.70%, 05/20/2027	2,900,000	2,931,649
Lseg US Fin Corp.
4.25%, 03/23/2029(b)	1,155,000	1,146,200
4.88%, 03/28/2027(b)	2,500,000	2,514,191
Morgan Stanley
1D US SOFR + 0.80%, 01/09/2030(a)	2,000,000	1,979,902
SOFRINDX + 0.96%,
04/10/2030(a)(c)	2,000,000	1,994,016
National Securities Clearing Corp.
4.90%, 06/26/2029(b)	5,000,000	5,087,663
5.15%, 06/26/2026(b)	5,000,000	5,008,384

See Notes to Financial Statements and Financial Highlights.

3 | alpsfunds.com

ALPS | Smith Short Duration Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
UBS Group AG
1D US SOFR + 0.84%, 04/10/2030(a)(b)	$3,000,000	$2,963,753
1Y US TI + 1.60%, 12/22/2027(a)(b)	7,000,000	7,083,864
USAA Capital Corp.
4.38%, 06/01/2028(b)	3,000,000	3,008,156
Total Financial Services		68,353,736
Food & Beverage (0.48%)
Mars, Inc.
4.45%, 03/01/2027(b)	3,000,000	3,011,242

Forest & Paper Products Manufacturing (0.48%)
Georgia-Pacific LLC
4.40%, 05/15/2029(b)	3,000,000	2,997,150

Hardware (0.64%)
Dell International LLC / EMC Corp.
4.75%, 04/01/2028	2,000,000	2,012,416
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026	2,000,000	2,003,057
Total Hardware		4,015,473
Health Care Facilities & Services (1.13%)
HCA, Inc.
5.00%, 03/01/2028	5,000,000	5,043,432
5.20%, 06/01/2028	2,000,000	2,027,344
Total Health Care Facilities & Services		7,070,776
Industrial Other (1.03%)
Element Fleet Management Corp.
4.64%, 11/24/2030(b)	2,500,000	2,481,959
6.27%, 06/26/2026(b)	4,000,000	4,005,364
Total Industrial Other		6,487,323
Integrated Oils (0.25%)
Saudi Arabian Oil Co.
4.00%, 02/02/2029(b)	1,603,000	1,582,630

Internet Media (2.32%)
Alphabet, Inc.
3.70%, 02/15/2029	4,500,000	4,449,686
4.10%, 11/15/2030	5,000,000	4,958,804
Match Group Holdings II LLC
4.63%, 06/01/2028(b)	1,570,000	1,550,844
Meta Platforms, Inc.
4.20%, 11/15/2030	2,817,000	2,784,802
4.55%, 05/15/2031	810,000	810,355
Total Internet Media		14,554,491
Life Insurance (0.32%)
Jackson National Life Global Funding
4.90%, 01/13/2027(b)	2,000,000	2,007,542

Machinery Manufacturing (1.28%)
Eaton Corp.
3.85%, 03/06/2028	5,000,000	4,967,702

	Principal Amount	Value (Note 2)
Esab Corp.
6.25%, 04/15/2029(b)	$3,000,000	$3,043,374
Total Machinery Manufacturing		8,011,076
Medical Equipment & Devices Manufacturing (4.29%)
Alcon Finance Corp.
2.75%, 09/23/2026(b)	6,150,000	6,113,733
Augusta SpinCo Corp.
4.32%, 09/23/2027	2,000,000	1,997,449
4.40%, 03/23/2029	2,476,000	2,468,520
Illumina, Inc.
4.65%, 09/09/2026	2,000,000	2,001,350
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029(b)	3,000,000	3,071,613
Solventum Corp.
5.40%, 03/01/2029	776,000	793,613
5.45%, 02/25/2027	1,533,000	1,543,670
Stryker Corp.
4.55%, 02/10/2027	3,000,000	3,012,344
Thermo Fisher Scientific, Inc.
4.22%, 02/12/2031	6,000,000	5,929,174
Total Medical Equipment & Devices Manufacturing		26,931,466
Metals & Mining (0.47%)
Steel Dynamics, Inc.
4.00%, 12/15/2028	3,000,000	2,970,925

Oil & Gas Services & Equipment (0.51%)
Baker Hughes Holdings LLC / Baker Hughes Co.- Obligor, Inc.
4.05%, 03/11/2029	3,235,000	3,212,512

Pharmaceuticals (0.61%)
Novartis Capital Corp.
4.10%, 03/16/2029	3,000,000	2,991,392
4.40%, 03/18/2031	827,000	825,990
Total Pharmaceuticals		3,817,382
Pipeline (1.33%)
Buckeye Partners LP
4.50%, 03/01/2028(b)	250,000	247,829
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028(b)	1,000,000	1,032,199
6.06%, 08/15/2026(b)	1,500,000	1,505,133
Energy Transfer LP
4.55%, 01/15/2031	1,176,000	1,165,874
Kinetik Holdings LP
6.63%, 12/15/2028(b)	1,000,000	1,020,613
NuStar Logistics LP
5.63%, 04/28/2027	3,000,000	3,012,261
Targa Resources Corp.
4.35%, 01/15/2029	338,000	336,446
Total Pipeline		8,320,355
Power Generation (1.81%)
Constellation Energy Generation LLC
3.90%, 01/08/2028	5,007,000	4,968,832

See Notes to Financial Statements and Financial Highlights.

4 | alpsfunds.com

ALPS | Smith Short Duration Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal	Value
	Amount	(Note 2)
Vistra Operations Co. LLC
4.55%, 10/30/2028(b)	$2,000,000	$1,997,004
7.75%, 10/15/2031(b)	4,162,000	4,366,750
Total Power Generation		11,332,586
Property & Casualty Insurance (0.99%)
Brown & Brown, Inc.
4.60%, 12/23/2026	1,555,000	1,558,365
4.70%, 06/23/2028	1,550,000	1,555,141
4.90%, 06/23/2030	3,100,000	3,097,022
Total Property & Casualty Insurance		6,210,528
Real Estate (0.31%)
VICI Properties LP / VICI Note Co., Inc.
4.13%, 08/15/2030(b)	2,040,000	1,959,659

Refining & Marketing (0.50%)
Sunoco LP
7.00%, 05/01/2029(b)	3,050,000	3,151,205

Restaurants (1.18%)
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028(b)	2,598,000	2,551,088
Brinker International, Inc.
8.25%, 07/15/2030(b)	1,752,000	1,833,398
Starbucks Corp.
4.50%, 05/15/2028	3,000,000	3,010,452
Total Restaurants		7,394,938
Retail - Consumer Discretionary (2.55%)
Amazon.com, Inc.
3.85%, 03/13/2028	3,000,000	2,987,294
4.00%, 03/13/2029	3,000,000	2,979,270
AutoNation, Inc.
4.45%, 01/15/2029	6,000,000	5,952,057
Gap, Inc.
3.63%, 10/01/2029(b)	3,400,000	3,210,028
Victoria's Secret & Co.
4.63%, 07/15/2029(b)	880,000	848,407
Total Retail - Consumer Discretionary		15,977,056
Semiconductors (1.79%)
Broadcom, Inc.
5.05%, 07/12/2027	1,578,000	1,595,702
Foundry JV Holdco LLC
5.50%, 01/25/2031(b)	4,500,000	4,619,304
Intel Corp.
4.65%, 06/01/2031	5,000,000	4,981,902
Total Semiconductors		11,196,908
Software & Services (3.24%)
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	3,848,000	3,668,911
Leidos, Inc.
4.10%, 03/15/2029	1,645,000	1,625,284
Roper Technologies, Inc.
4.25%, 09/15/2028	3,000,000	2,978,569
Salesforce, Inc.
4.50%, 03/15/2028	3,000,000	3,003,519
4.65%, 03/15/2029	3,000,000	3,006,357

	Principal	Value
	Amount	(Note 2)
Synopsys, Inc.
4.55%, 04/01/2027	$3,000,000	$3,011,933
4.65%, 04/01/2028	3,000,000	3,018,688
Total Software & Services		20,313,261
Supermarkets & Pharmacies (0.86%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(b)	5,330,000	5,396,838

Transportation & Logistics (0.79%)
Fedex Freight Holding Co., Inc.
4.30%, 03/15/2029(b)	5,000,000	4,940,560

Travel & Lodging (0.71%)
Carnival Corp., Ltd.
4.00%, 08/01/2028(b)	1,515,000	1,480,110
VOC Escrow, Ltd.
5.00%, 02/15/2028(b)	3,000,000	2,997,685
Total Travel & Lodging		4,477,795
Utilities (1.73%)
DTE Energy Co.
4.95%, 07/01/2027	2,000,000	2,012,766
National Rural Utilities Cooperative Finance Corp.
4.05%, 02/09/2029	3,000,000	2,979,494
PacifiCorp
4.65%, 04/15/2029	825,000	826,199
Sempra
5.40%, 08/01/2026	2,000,000	2,004,095
WEC Energy Group, Inc.
4.75%, 01/15/2028	3,000,000	3,017,576
Total Utilities		10,840,130
Waste & Environment Services & Equipment (0.26%)
GFL Environmental, Inc.
4.00%, 08/01/2028(b)	1,688,000	1,650,824

Wireless Telecommunications Services (0.94%)
SoftBank Corp.
4.70%, 07/09/2030(b)	860,000	855,492
T-Mobile USA, Inc.
4.80%, 07/15/2028	5,000,000	5,044,328
Total Wireless Telecommunications Services		5,899,820
TOTAL CORPORATE BONDS
(Cost $498,492,682)		498,612,565

See Notes to Financial Statements and Financial Highlights.

5 | alpsfunds.com

ALPS | Smith Short Duration Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (18.95%)

U.S.Treasury Bonds (18.95%)
United States Treasury Notes
3.38%, 02/29/2028	$39,548,000	$39,204,272
3.50%, 01/31/2028	26,668,000	26,496,638
3.50%, 10/31/2027	14,604,000	14,525,846
3.63%, 08/31/2027	17,934,000	17,882,860
3.88%, 03/31/2031	4,703,000	4,672,504
4.13%, 10/31/2029	14,592,000	14,674,650
4.25%, 01/31/2030	1,404,000	1,417,793
Total U.S.Treasury Bonds		118,874,563
TOTAL GOVERNMENT BONDS
(Cost $119,248,116)		118,874,563

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (0.37%)

Money Market Fund (0.37%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	3.54%	2,320,501	2,320,501

TOTAL SHORT TERM INVESTMENTS
(Cost $2,320,501)			2,320,501

TOTAL INVESTMENTS (99.93%)
(Cost $627,167,372)			$626,850,862

Other Assets In Excess Of Liabilities (0.07%)			453,903

NET ASSETS (100.00%)			$627,304,765

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

SOFRINDX - US SOFR Secured Overnight Financing Rate Compounded Index TI – Treasury Index

Reference Rates:

1M US SOFR - 1 Month SOFR as of April 30, 2026 was 3.65%

3M US SOFR - 3 Month SOFR as of April 30, 2026 was 3.67%

30D US SOFR - 30 Day SOFR as of April 30, 2026 was 3.65%

1D US SOFR - 1 Day SOFR as of April 30, 2026 was 3.66%

1Y US TI - 1 Year US TI as of April 30, 2026 was 3.72%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of April 30, 2026 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026, the aggregate market value of those securities was $182,953,855, representing 29.17% of net assets.
(c)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.

See Notes to Financial Statements and Financial Highlights.

6 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
BANK LOANS (0.94%)

Aerospace & Defense (0.45%)
TransDigm, Inc.
1M US SOFR + 2.50%, 02/28/2031(a)	$15,838,467	$15,879,964

Biotechnology (0.14%)
BioMarin Pharmaceutical, Inc.
3M SOFR + 1.75%, 04/27/2033(a)	4,900,000	4,919,919

Casinos & Gaming (0.23%)
Caesars Entertainment, Inc.
1M US SOFR + 2.25%, 02/06/2031(a)	8,298,455	8,057,302

Pharmaceuticals (0.12%)
Amneal Pharmaceuticals LLC
1M SOFR + 3.00%, 08/02/2032(a)	4,349,045	4,373,508

TOTAL BANK LOANS
(Cost $33,493,175)		33,230,693

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (7.25%)

Fannie Mae
Series 1997-76, Class FO, 30D US SOFR + 0.61%, 09/17/2027(a)	1,619	1,619
Series 1999-58, Class F, 30D US SOFR + 0.51%, 11/18/2029(a)	12,734	12,716
Series 2000-40, Class FA, 30D US SOFR + 0.61%, 07/25/2030(a)	4,955	4,955
Series 2000-45, Class F, 30D US SOFR + 0.56%, 12/25/2030(a)	2,043	2,041
Series 2001-27, Class F, 30D US SOFR + 0.61%, 06/25/2031(a)	1,935	1,935
Series 2001-29, Class Z, 6.500%, 07/25/2031	24,244	24,779
Series 2001-52, Class XZ, 6.500%, 10/25/2031	10,682	11,038
Series 2001-59, Class F, 30D US SOFR + 0.71%, 11/25/2031(a)	47,563	47,643
Series 2001-60, Class OF, 30D US SOFR + 1.06%, 10/25/2031(a)	72,507	73,132
Series 2001-63, Class FD, 30D US SOFR + 0.71%, 12/18/2031(a)	3,471	3,475

	Principal Amount	Value (Note 2)
Series 2001-63, Class TC, 6.000%, 12/25/2031	$8,784	$9,004
Series 2001-68, Class PH, 6.000%, 12/25/2031	7,029	7,204
Series 2001-71, Class FE, 30D US SOFR + 0.76%, 11/25/2031(a)	32,512	32,599
Series 2001-71, Class FS, 30D US SOFR + 0.71%, 11/25/2031(a)	26,588	26,633
Series 2001-81, Class GE, 6.000%, 01/25/2032	6,151	6,331
Series 2002-11, Class JF, 30D US SOFR + 0.84%, 03/25/2032(a)	20,516	20,607
Series 2002-12, Class FH, 30D US SOFR + 1.16%, 01/25/2032(a)	23,552	23,798
Series 2002-13, Class FE, 30D US SOFR + 1.01%, 03/25/2032(a)	13,923	13,987
Series 2002-16, Class TM, 7.000%, 04/25/2032	5,120	5,273
Series 2002-17, Class JF, 30D US SOFR + 1.11%, 04/25/2032(a)	11,272	11,388
Series 2002-18, Class FD, 30D US SOFR + 0.91%, 02/25/2032(a)	21,503	21,630
Series 2002-23, Class FA, 30D US SOFR + 1.01%, 04/25/2032(a)	17,517	17,657
Series 2002-34, Class EO, –%, 05/18/2032(b)	4,662	4,570
Series 2002-36, Class FS, 30D US SOFR + 0.61%, 06/25/2032(a)	1,218	1,218
Series 2002-44, Class FJ, 30D US SOFR + 1.11%, 04/25/2032(a)	32,871	33,209
Series 2002-47, Class FC, 30D US SOFR + 0.71%, 11/25/2031(a)	6,319	6,330
Series 2002-48, Class F, 30D US SOFR + 1.11%, 07/25/2032(a)	17,879	18,063
Series 2002-49, Class FC, 30D US SOFR + 1.11%, 11/18/2031(a)	17,826	17,991
Series 2002-60, Class FV, 30D US SOFR + 1.11%, 04/25/2032(a)	41,839	42,269
Series 2002-63, Class EZ, 6.000%, 10/25/2032	4,499	4,626
Series 2002-64, Class PG, 5.500%, 10/25/2032	24,512	24,987

See Notes to Financial Statements and Financial Highlights.

7 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2002-68, Class AF, 30D US SOFR + 1.11%, 10/25/2032(a)	$7,877	$7,958
Series 2002-7, Class FC, 30D US SOFR + 0.86%, 01/25/2032(a)	25,288	25,408
Series 2002-71, Class AQ, 4.000%, 11/25/2032	9,627	9,528
Series 2002-8, Class FA, 30D US SOFR + 0.86%, 03/18/2032(a)	13,234	13,296
Series 2002-80, Class CZ, 4.500%, 09/25/2032	114,939	110,681
Series 2002-9, Class FW, 30D US SOFR + 0.66%, 03/25/2032(a)	6,514	6,518
Series 2002-91, Class F, 30D US SOFR + 0.66%, 01/25/2033(a)	9,488	9,492
Series 2003-107, Class FD, 30D US SOFR + 0.61%, 11/25/2033(a)	6,542	6,533
Series 2003-110, Class CK, 3.000%, 11/25/2033	9,429	9,253
Series 2003-116, Class FA, 30D US SOFR + 0.51%, 11/25/2033(a)	11,997	11,968
Series 2003-119, Class FH, 30D US SOFR + 0.61%, 12/25/2033(a)	20,048	20,014
Series 2003-119, Class ZP, 4.000%, 12/25/2033	32,868	31,910
Series 2003-128, Class MF, 30D US SOFR + 0.71%, 01/25/2034(a)	27,059	27,101
Series 2003-131, Class CH, 5.500%, 01/25/2034	44,630	45,644
Series 2003-134, Class FC, 30D US SOFR + 0.71%, 12/25/2032(a)	14,610	14,633
Series 2003-19, Class MB, 4.000%, 05/25/2031	15,077	14,786
Series 2003-21, Class OG, 4.000%, 01/25/2033	1,147	1,143
Series 2003-22, Class BZ, 6.000%, 04/25/2033	16,184	16,610
Series 2003-27, Class EK, 5.000%, 04/25/2033	12,459	12,631
Series 2003-30, Class JQ, 5.500%, 04/25/2033	13,644	13,866
Series 2003-32, Class UJ, 5.500%, 05/25/2033	22,743	23,458
Series 2003-41, Class OB, 4.000%, 05/25/2033	84,809	82,049
Series 2003-41, Class OZ, 3.750%, 05/25/2033	130,022	123,532

	Principal Amount	Value (Note 2)
Series 2003-42, Class JH, 5.500%, 05/25/2033	$32,040	$32,803
Series 2003-46, Class PJ, 5.500%, 06/25/2033	18,901	19,478
Series 2003-47, Class PE, 5.750%, 06/25/2033	21,794	22,519
Series 2003-64, Class JK, 3.500%, 07/25/2033	21,119	20,637
Series 2003-64, Class ZC, 5.000%, 07/25/2033	13,936	14,091
Series 2003-71, Class HD, 5.500%, 08/25/2033	47,921	48,802
Series 2003-76, Class EZ, 5.000%, 08/25/2033	70,372	71,155
Series 2004-10, Class ZB, 6.000%, 02/25/2034	98,747	101,875
Series 2004-101, Class TB, 5.500%, 01/25/2035	58,892	60,358
Series 2004-14, Class QB, 5.250%, 03/25/2034	90,696	92,219
Series 2004-17, Class BA, 6.000%, 04/25/2034	118,388	120,670
Series 2004-17, Class DZ, 5.500%, 04/25/2034	5,224	5,301
Series 2004-36, Class CB, 5.000%, 05/25/2034	42,512	43,151
Series 2004-36, Class FA, 30D US SOFR + 0.51%, 05/25/2034(a)	11,862	11,815
Series 2004-53, Class FC, 30D US SOFR + 0.56%, 07/25/2034(a)	99,686	99,391
Series 2004-54, Class FL, 30D US SOFR + 0.51%, 07/25/2034(a)	45,685	45,592
Series 2004-60, Class AC, 5.500%, 04/25/2034	8,479	8,469
Series 2004-68, Class LC, 5.000%, 09/25/2029	11,342	11,414
Series 2004-77, Class AY, 4.500%, 10/25/2034	9,210	9,181
Series 2004-82, Class HK, 5.500%, 11/25/2034	26,199	27,161
Series 2004-92, Class TB, 5.500%, 12/25/2034	47,371	48,538
Series 2005-110, Class MP, 5.500%, 12/25/2035	6,467	6,586
Series 2005-120, Class FE, 30D US SOFR + 0.63%, 01/25/2036(a)	11,789	11,749
Series 2005-122, Class PY, 6.000%, 01/25/2036	156,187	161,768
Series 2005-17, Class EX, 5.250%, 03/25/2035	24,435	24,341
Series 2005-29, Class ZA, 5.500%, 04/25/2035	750,514	770,272

See Notes to Financial Statements and Financial Highlights.

8 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2005-3, Class CH, 5.250%, 02/25/2035	$49,359	$50,186
Series 2005-35, Class DZ, 5.000%, 04/25/2035	71,460	72,484
Series 2005-48, Class TD, 5.500%, 06/25/2035	68,077	69,703
Series 2005-52, Class FE, 30D US SOFR + 1.91%, 05/25/2035(a)	53,354	53,649
Series 2005-62, Class GZ, 5.750%, 07/25/2035	246,551	255,509
Series 2005-64, Class PL, 5.500%, 07/25/2035	27,317	27,905
Series 2005-68, Class BE, 5.250%, 08/25/2035	30,949	31,441
Series 2005-68, Class CZ, 5.500%, 08/25/2035	164,760	168,660
Series 2005-68, Class PG, 5.500%, 08/25/2035	12,188	12,431
Series 2005-69, Class GZ, 4.500%, 08/25/2035	4,992	4,886
Series 2005-7, Class MZ, 4.750%, 02/25/2035	8,355	8,261
Series 2005-70, Class KP, 5.000%, 06/25/2035	28,924	28,896
Series 2005-70, Class NA, 5.500%, 08/25/2035	5,690	5,788
Series 2005-72, Class FB, 30D US SOFR + 0.36%, 08/25/2035(a)	4,425	4,390
Series 2005-79, Class DB, 5.500%, 09/25/2035	47,421	48,958
Series 2005-84, Class XM, 5.750%, 10/25/2035	24,270	24,831
Series 2005-89, Class F, 30D US SOFR + 0.41%, 10/25/2035(a)	10,123	10,054
Series 2005-99, Class AC, 5.500%, 12/25/2035	541,000	543,908
Series 2005-99, Class ZA, 5.500%, 12/25/2035	133,478	134,612
Series 2006-112, Class QC, 5.500%, 11/25/2036	11,686	11,961
Series 2006-114, Class HE, 5.500%, 12/25/2036	56,055	57,357
Series 2006-115, Class EF, 30D US SOFR + 0.47%, 12/25/2036(a)	9,252	9,169
Series 2006-16, Class HZ, 5.500%, 03/25/2036	166,689	171,151
Series 2006-39, Class EF, 30D US SOFR + 0.51%, 05/25/2036(a)	9,004	8,953
Series 2006-46, Class UD, 5.500%, 06/25/2036	20,946	21,516

	Principal Amount	Value (Note 2)
Series 2006-48, Class DZ, 6.000%, 06/25/2036	$194,413	$200,920
Series 2006-48, Class TF, 30D US SOFR + 0.51%, 06/25/2036(a)	24,359	24,174
Series 2006-56, Class F, 30D US SOFR + 0.41%, 07/25/2036(a)	5,837	5,805
Series 2006-62, Class FX, 30D US SOFR + 1.86%, 07/25/2036(a)	115,940	114,336
Series 2006-63, Class QH, 5.500%, 07/25/2036	20,430	20,932
Series 2006-70, Class AF, 30D US SOFR + 0.51%, 08/25/2036(a)	52,157	51,806
Series 2006-71, Class ZH, 6.000%, 07/25/2036	25,019	26,069
Series 2006-95, Class FH, 30D US SOFR + 0.56%, 10/25/2036(a)	47,297	47,001
Series 2007-100, Class YF, 30D US SOFR + 0.66%, 10/25/2037(a)	10,593	10,556
Series 2007-109, Class GF, 30D US SOFR + 0.79%, 12/25/2037(a)	29,946	29,954
Series 2007-111, Class FC, 30D US SOFR + 0.71%, 12/25/2037(a)	18,458	18,451
Series 2007-117, Class FM, 30D US SOFR + 0.81%, 01/25/2038(a)	113,384	113,599
Series 2007-12, Class BZ, 6.000%, 03/25/2037	289,476	290,850
Series 2007-12, Class ZA, 6.000%, 03/25/2037	88,280	89,072
Series 2007-14, Class GZ, 5.500%, 03/25/2037	97,327	100,223
Series 2007-18, Class MZ, 6.000%, 03/25/2037	111,382	116,430
Series 2007-22, Class FC, 30D US SOFR + 0.53%, 03/25/2037(a)	14,499	14,353
Series 2007-26, Class ZB, 5.500%, 04/25/2037	147,471	152,214
Series 2007-30, Class MB, 4.250%, 04/25/2037	31,860	31,702
Series 2007-33, Class HE, 5.500%, 04/25/2037	26,170	26,927
Series 2007-34, Class F, 30D US SOFR + 0.50%, 04/25/2037(a)	15,612	15,456
Series 2007-41, Class FA, 30D US SOFR + 0.51%, 05/25/2037(a)	2,078	2,062

See Notes to Financial Statements and Financial Highlights.

9 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2007-51, Class CP, 5.500%, 06/25/2037	$15,100	$15,345
Series 2007-51, Class PB, 5.500%, 06/25/2037	12,282	12,141
Series 2007-55, Class PH, 6.000%, 06/25/2047	212,516	223,722
Series 2007-57, Class FA, 30D US SOFR + 0.34%, 06/25/2037(a)	11,738	11,634
Series 2007-6, Class FC, 30D US SOFR + 0.53%, 02/25/2037(a)	28,414	28,139
Series 2007-63, Class FC, 30D US SOFR + 0.46%, 07/25/2037(a)	11,969	11,843
Series 2007-63, Class VZ, 5.500%, 07/25/2037	113,595	117,101
Series 2007-65, Class KF, 30D US SOFR + 0.49448%, 07/25/2037(a)	39,047	38,673
Series 2007-65, Class ZE, 5.500%, 07/25/2037	480,732	495,585
Series 2007-70, Class FA, 30D US SOFR + 0.46%, 07/25/2037(a)	16,777	16,609
Series 2007-77, Class JE, 6.000%, 08/25/2037	245,926	256,887
Series 2007-85, Class FC, 30D US SOFR + 0.65%, 09/25/2037(a)	60,208	60,091
Series 2007-85, Class FL, 30D US SOFR + 0.65%, 09/25/2037(a)	17,788	17,722
Series 2007-86, Class FA, 30D US SOFR + 0.56%, 09/25/2037(a)	17,176	17,100
Series 2007-9, Class FB, 30D US SOFR + 0.46%, 03/25/2037(a)	15,971	15,801
Series 2008-18, Class FA, 30D US SOFR + 1.01%, 03/25/2038(a)	105,794	106,632
Series 2008-24, Class WD, 5.500%, 02/25/2038	134,033	134,432
Series 2008-25, Class EF, 30D US SOFR + 1.06%, 04/25/2038(a)	25,809	26,062
Series 2008-27, Class B, 5.500%, 04/25/2038	456,422	474,368
Series 2008-46, Class LA, 5.500%, 06/25/2038	8,397	8,651
Series 2008-66, Class FT, 30D US SOFR + 1.06%, 08/25/2038(a)	15,071	15,226
Series 2008-86, Class FC, 30D US SOFR + 1.21%, 12/25/2038(a)	103,882	105,239

	Principal Amount	Value (Note 2)
Series 2009-103, Class FM, 30D US SOFR + 0.81%, 11/25/2039(a)	$19,826	$19,856
Series 2009-104, Class FA, 30D US SOFR + 0.91%, 12/25/2039(a)	26,516	26,664
Series 2009-11, Class MP, 7.000%, 03/25/2049	79,013	84,841
Series 2009-110, Class FG, 30D US SOFR + 0.86%, 01/25/2040(a)	44,931	45,066
Series 2009-111, Class CY, 5.000%, 03/25/2038	96,623	97,946
Series 2009-12, Class LA, 14.061%, 03/25/2039(a)	214,379	250,626
Series 2009-12, Class LD, 16.506%, 03/25/2039(a)	276,904	370,055
Series 2009-19, Class ZA, 6.500%, 04/25/2039	314,201	328,056
Series 2009-36, Class MX, 5.000%, 06/25/2039	58,000	59,194
Series 2009-39, Class Z, 6.000%, 06/25/2039	1,604,290	1,678,640
Series 2009-42, Class TZ, 4.500%, 03/25/2039	179,151	172,443
Series 2009-47, Class BN, 4.500%, 07/25/2039	19,752	19,682
Series 2009-62, Class WA, 5.590%, 08/25/2039(a)	42,950	43,244
Series 2009-68, Class FD, 30D US SOFR + 1.36%, 09/25/2039(a)	35,611	36,330
Series 2009-70, Class CO, –%, 01/25/2037(b)	50,389	41,596
Series 2009-70, Class FA, 30D US SOFR + 1.31%, 09/25/2039(a)	18,670	19,052
Series 2009-86, Class OT, –%, 10/25/2037(b)	18,696	16,059
Series 2009-87, Class FG, 30D US SOFR + 0.86%, 11/25/2039(a)	23,676	23,725
Series 2009-90, Class UZ, 4.500%, 11/25/2039	672,407	647,874
Series 2010-1, Class EL, 4.500%, 02/25/2040	209,923	208,251
Series 2010-1, Class WA, 6.298%, 02/25/2040(a)	7,691	7,776
Series 2010-102, Class B, 4.500%, 07/25/2040	186,183	184,342
Series 2010-102, Class HA, 4.000%, 09/25/2050	48,534	45,843
Series 2010-103, Class DZ, 4.500%, 09/25/2040	246,584	242,806
Series 2010-103, Class PJ, 4.500%, 09/25/2040	21,169	20,996

See Notes to Financial Statements and Financial Highlights.

10 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2010-111, Class FC, 30D US SOFR + 0.63%, 10/25/2040(a)	$31,337	$31,143
Series 2010-118, Class LZ, 4.750%, 10/25/2040	29,210	29,260
Series 2010-122, Class JA, 7.000%, 07/25/2040	11,050	11,218
Series 2010-123, Class FL, 30D US SOFR + 0.54%, 11/25/2040(a)	10,542	10,472
Series 2010-123, Class KU, 4.500%, 11/25/2040	163,486	161,435
Series 2010-129, Class PZ, 4.500%, 11/25/2040	38,719	36,984
Series 2010-130, Class BZ, 4.500%, 11/25/2040	850,041	840,726
Series 2010-14, Class FJ, 30D US SOFR + 0.71%, 03/25/2040(a)	28,023	28,022
Series 2010-141, Class AL, 4.000%, 12/25/2040	238,520	232,924
Series 2010-141, Class FB, 30D US SOFR + 0.58%, 12/25/2040(a)	29,912	29,673
Series 2010-141, Class LZ, 4.500%, 12/25/2040	779,216	758,465
Series 2010-141, Class MN, 4.000%, 12/25/2040	90,000	86,508
Series 2010-142, Class FM, 30D US SOFR + 0.58%, 12/25/2040(a)	9,940	9,857
Series 2010-154, Class JA, 3.000%, 11/25/2040	202,276	194,586
Series 2010-16, Class PL, 5.000%, 03/25/2040	71,000	72,314
Series 2010-19, Class PY, 5.000%, 03/25/2040	202,448	204,774
Series 2010-33, Class KN, 4.500%, 03/25/2040	10,355	10,334
Series 2010-37, Class CY, 5.000%, 04/25/2040	21,174	21,399
Series 2010-39, Class EF, 30D US SOFR + 0.63%, 06/25/2037(a)	22,467	22,416
Series 2010-45, Class WD, 5.000%, 05/25/2040	180,000	183,644
Series 2010-54, Class LX, 5.000%, 06/25/2040	259,989	258,351
Series 2010-58, Class FY, 30D US SOFR + 0.84%, 06/25/2040(a)	32,299	32,336
Series 2010-64, Class DM, 5.000%, 06/25/2040	14,133	14,250
Series 2010-67, Class BD, 4.500%, 06/25/2040	439,920	438,729
Series 2010-68, Class WB, 4.500%, 07/25/2040	85,000	84,165

	Principal Amount	Value (Note 2)
Series 2010-82, Class WZ, 5.000%, 08/25/2040	$177,644	$179,322
Series 2010-9, Class ME, 5.000%, 02/25/2040	623,311	629,484
Series 2011-114, Class B, 3.500%, 11/25/2041	115,505	109,464
Series 2011-118, Class KL, 3.250%, 07/25/2040	38,049	37,527
Series 2011-121, Class JP, 4.500%, 12/25/2041	85,650	84,091
Series 2011-128, Class KB, 4.500%, 12/25/2041	800,000	788,276
Series 2011-130, Class KB, 4.000%, 12/25/2041	25,563	24,242
Series 2011-132, Class PE, 4.500%, 12/25/2041	97,968	96,898
Series 2011-145, Class JA, 4.500%, 12/25/2041	4,306	4,279
Series 2011-148, Class PL, 4.000%, 01/25/2042	425,000	407,804
Series 2011-15, Class AF, 30D US SOFR + 0.62448%, 03/25/2041(a)	19,529	19,430
Series 2011-17, Class PD, 4.000%, 03/25/2041	3,247	3,178
Series 2011-26, Class PA, 4.500%, 04/25/2041	61,741	61,872
Series 2011-27, Class ZD, 2.500%, 09/25/2040	177,809	166,363
Series 2011-3, Class FA, 30D US SOFR + 0.79%, 02/25/2041(a)	106,071	105,964
Series 2011-30, Class ZA, 5.000%, 04/25/2041	758,851	770,666
Series 2011-43, Class B, 3.500%, 05/25/2031	9,670	9,470
Series 2011-45, Class ZA, 4.000%, 05/25/2031	8,398	8,326
Series 2011-47, Class GF, 30D US SOFR + 0.68%, 06/25/2041(a)	64,062	63,906
Series 2011-5, Class PO, –%, 09/25/2040(b)	6,285	4,685
Series 2011-55, Class BZ, 3.500%, 06/25/2041	323,456	306,177
Series 2011-74, Class UB, 4.000%, 07/25/2040	119,317	111,062
Series 2011-86, Class AF, 30D US SOFR + 0.61%, 02/25/2040(a)	12,196	12,180
Series 2011-86, Class NF, 30D US SOFR + 0.66%, 09/25/2041(a)	56,691	56,492
Series 2011-93, Class GA, 4.000%, 04/25/2039	5,961	5,870

See Notes to Financial Statements and Financial Highlights.

11 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2011-93, Class ST, 4.000%, 09/25/2041	$13,599	$13,331
Series 2012-100, Class DB, 3.000%, 09/25/2042	679,785	614,970
Series 2012-103, Class PY, 3.000%, 09/25/2042	180,000	157,705
Series 2012-106, Class QN, 3.500%, 10/25/2042	48,064	44,767
Series 2012-108, Class PL, 3.000%, 10/25/2042	466,894	422,278
Series 2012-110, Class JB, 2.500%, 10/25/2042	204,000	156,407
Series 2012-111, Class B, 7.000%, 10/25/2042	52,884	56,677
Series 2012-112, Class DA, 3.000%, 10/25/2042	131,965	121,031
Series 2012-115, Class DY, 2.500%, 10/25/2042	225,000	178,365
Series 2012-125, Class GY, 2.000%, 11/25/2042	621,000	509,896
Series 2012-126, Class TA, 3.000%, 10/25/2042	127,162	117,103
Series 2012-128, Class NP, 2.500%, 11/25/2042	8,142	5,528
Series 2012-129, Class HT, 2.000%, 12/25/2032	28,713	26,071
Series 2012-13, Class JP, 4.500%, 02/25/2042	185,818	183,255
Series 2012-131, Class FG, 30D US SOFR + 0.46%, 09/25/2042(a)	32,082	31,633
Series 2012-137, Class CF, 30D US SOFR + 0.41%, 08/25/2041(a)	1,206	1,205
Series 2012-139, Class CY, 2.000%, 12/25/2042	235,000	180,711
Series 2012-139, Class GB, 2.500%, 12/25/2042	210,538	146,015
Series 2012-141, Class PD, 1.750%, 10/25/2041	49,754	47,379
Series 2012-149, Class DA, 1.750%, 01/25/2043	12,628	11,723
Series 2012-149, Class KB, 3.000%, 01/25/2043	64,836	62,308
Series 2012-149, Class ZA, 3.000%, 01/25/2041	33,730	33,235
Series 2012-151, Class NX, 1.500%, 01/25/2043	249,490	216,973
Series 2012-151, Class WC, 2.500%, 01/25/2043	249,000	186,654
Series 2012-152, Class PB, 3.500%, 01/25/2043	33,577	32,479
Series 2012-153, Class B, 7.000%, 07/25/2042	18,434	20,006
Series 2012-17, Class JA, 3.500%, 12/25/2041	221,128	209,912

	Principal Amount	Value (Note 2)
Series 2012-17, Class JB, 3.500%, 03/25/2042	$200,000	$169,695
Series 2012-19, Class CB, 3.500%, 03/25/2042	184,563	175,255
Series 2012-20, Class TD, 4.500%, 02/25/2042	9,485	9,461
Series 2012-26, Class MA, 3.500%, 03/25/2042	98,056	92,616
Series 2012-27, Class KB, 2.000%, 03/25/2042	150,407	120,434
Series 2012-33, Class F, 30D US SOFR + 0.63%, 04/25/2042(a)	20,518	20,405
Series 2012-37, Class BF, 30D US SOFR + 0.61%, 12/25/2035(a)	31,914	31,805
Series 2012-38, Class MC, 3.000%, 04/25/2042	147,000	125,057
Series 2012-46, Class YB, 3.500%, 05/25/2042	61,440	57,863
Series 2012-47, Class HF, 30D US SOFR + 0.51%, 05/25/2027(a)	2,012	2,012
Series 2012-47, Class JM, 3.500%, 05/25/2042	140,340	126,442
Series 2012-50, Class HC, 2.000%, 03/25/2042	71,150	66,869
Series 2012-51, Class HJ, 3.500%, 05/25/2042	364,384	318,498
Series 2012-51, Class ZX, 3.500%, 05/25/2042	2,199,555	1,774,802
Series 2012-52, Class BM, 4.500%, 01/25/2042	304,555	303,018
Series 2012-56, Class UB, 4.000%, 06/25/2042	405,536	382,501
Series 2012-56, Class WB, 3.500%, 05/25/2042	54,183	52,042
Series 2012-69, Class PL, 3.000%, 01/25/2042	45,915	45,196
Series 2012-70, Class WC, 3.000%, 07/25/2042	172,000	144,898
Series 2012-80, Class GZ, 3.000%, 08/25/2042	318,454	292,883
Series 2012-82, Class E, 2.000%, 04/25/2042	13,537	13,052
Series 2012-83, Class AC, 3.000%, 08/25/2042	85,000	76,959
Series 2012-90, Class PB, 2.500%, 01/25/2042	192,310	185,844
Series 2012-90, Class PH, 3.000%, 01/25/2042	42,735	41,207
Series 2012-93, Class TL, 3.000%, 09/25/2042	420,000	360,808
Series 2012-98, Class ZP, 6.000%, 09/25/2042	793,053	832,918

See Notes to Financial Statements and Financial Highlights.

12 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2012-99, Class DC, 2.000%, 08/25/2041	$69,337	$66,194
Series 2013-104, Class CY, 5.000%, 10/25/2043	50,000	50,749
Series 2013-108, Class GU, 3.000%, 10/25/2033	23,398	22,496
Series 2013-114, Class LM, 4.000%, 03/25/2042	170,966	166,403
Series 2013-130, Class FB, 30D US SOFR + 0.56%, 01/25/2044(a)	24,951	24,688
Series 2013-136, Class QB, 3.500%, 03/25/2042	133,695	126,279
Series 2013-17, Class YM, 4.000%, 03/25/2033	7,210	7,134
Series 2013-2, Class QF, 30D US SOFR + 0.61%, 02/25/2043(a)	8,416	8,367
Series 2013-20, Class CA, 2.500%, 01/25/2043	142,870	127,858
Series 2013-35, Class CV, 3.000%, 02/25/2043	199,298	192,861
Series 2013-4, Class PL, 2.000%, 02/25/2043	120,000	91,170
Series 2013-52, Class GM, 5.000%, 06/25/2043	89,000	85,984
Series 2013-68, Class LE, 2.000%, 04/25/2043	54,161	50,134
Series 2013-68, Class P, 3.500%, 10/25/2042	68,320	66,334
Series 2013-70, Class CE, 2.500%, 01/25/2043	114,795	107,834
Series 2013-72, Class YA, 3.000%, 06/25/2033	2,612	2,447
Series 2013-81, Class YK, 4.000%, 08/25/2043	200,000	189,057
Series 2013-9, Class BC, 6.500%, 07/25/2042	154,613	163,014
Series 2013-9, Class CB, 5.500%, 04/25/2042	310,926	319,045
Series 2013-91, Class PB, 4.000%, 09/25/2043	140,000	129,749
Series 2014-10, Class BA, 5.347%, 03/25/2054(a)	196,165	200,512
Series 2014-20, Class AC, 3.000%, 08/25/2036	363	360
Series 2014-21, Class MA, 2.000%, 09/25/2041	34,265	33,266
Series 2014-23, Class A, 3.000%, 05/25/2044	613,340	558,106
Series 2014-23, Class Z, 3.500%, 05/25/2044	392,124	365,946
Series 2014-26, Class YW, 3.500%, 04/25/2044	50,538	49,232
Series 2014-3, Class BM, 2.500%, 06/25/2043	34,198	32,344

	Principal Amount	Value (Note 2)
Series 2014-43, Class PZ, 3.000%, 07/25/2043	$249,037	$210,040
Series 2014-49, Class CA, 3.000%, 08/25/2044	47,899	46,466
Series 2014-52, Class LM, 3.500%, 09/25/2044	1,089,776	976,444
Series 2014-63, Class LN, 3.000%, 10/25/2044	125,000	100,646
Series 2014-73, Class FA, 30D US SOFR + 0.46%, 11/25/2044(a)	9,982	9,813
Series 2014-80, Class DZ, 3.000%, 12/25/2044	2,832,097	2,584,670
Series 2014-81, Class GC, 3.000%, 03/25/2038	8,145	8,077
Series 2014-86, Class PA, 2.000%, 12/25/2044	666,582	591,368
Series 2014-88, Class ER, 2.500%, 02/25/2036	10,412	10,116
Series 2015-16, Class ZY, 2.500%, 04/25/2045	11,163,137	9,689,756
Series 2015-2, Class CD, 3.500%, 02/25/2045	162,467	137,491
Series 2015-51, Class CD, 3.000%, 07/25/2044	58,245	56,707
Series 2015-53, Class KB, 3.000%, 01/25/2045	604,702	554,241
Series 2015-56, Class MH, 3.500%, 08/25/2045	837,449	767,362
Series 2015-65, Class CZ, 3.500%, 09/25/2045	145,178	127,545
Series 2015-75, Class LB, 3.000%, 10/25/2045	125,000	94,208
Series 2015-96, Class EA, 3.000%, 12/25/2026	25,224	25,105
Series 2016-14, Class NC, 2.500%, 03/25/2046	64,279	61,698
Series 2016-2, Class BH, 2.700%, 07/25/2045	140,220	130,774
Series 2016-23, Class PL, 3.000%, 11/25/2045	298,685	254,839
Series 2016-27, Class HK, 3.000%, 01/25/2041	175,029	167,887
Series 2016-31, Class TM, 3.000%, 12/25/2045	360,000	326,799
Series 2016-33, Class JA, 3.000%, 07/25/2045	96,820	91,868
Series 2016-33, Class LE, 2.500%, 11/25/2033	23,374	22,211
Series 2016-48, Class UF, 30D US SOFR + 0.51%, 08/25/2046(a)	41,236	40,944
Series 2016-52, Class MZ, 3.000%, 08/25/2046	267,857	208,491
Series 2016-55, Class EA, 1.750%, 07/25/2043	688,291	594,469

See Notes to Financial Statements and Financial Highlights.

13 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2016-57, Class PC, 1.750%, 06/25/2046	$184,234	$157,311
Series 2016-75, Class FC, 30D US SOFR + 0.51%, 10/25/2046(a)	21,695	21,524
Series 2016-8, Class CB, 3.500%, 03/25/2046	757,617	713,595
Series 2016-83, Class KL, 2.500%, 11/25/2046	132,400	91,206
Series 2016-85, Class BA, 2.500%, 11/25/2046	5,543	3,802
Series 2016-9, Class D, 3.000%, 03/25/2046	23,777	21,768
Series 2016-9, Class PA, 2.500%, 06/25/2045	110,542	104,461
Series 2017-1, Class JP, 3.500%, 04/25/2045	50,182	49,654
Series 2017-10, Class FA, 30D US SOFR + 0.51%, 03/25/2047(a)	17,093	16,948
Series 2017-100, Class ZE, 3.500%, 12/25/2047	114,769	104,316
Series 2017-110, Class PB, 3.000%, 02/25/2057	140,000	105,534
Series 2017-15, Class PE, 3.500%, 04/25/2046	32,607	31,468
Series 2017-19, Class B, 3.000%, 01/25/2047	171,564	157,484
Series 2017-25, Class QE, 2.500%, 04/25/2047	123,193	105,747
Series 2017-35, Class AH, 3.500%, 04/25/2053	2,942	2,931
Series 2017-38, Class JA, 3.000%, 03/25/2047	96,723	87,700
Series 2017-46, Class P, 3.500%, 06/25/2047	2,135,087	1,946,942
Series 2017-56, Class BA, 3.000%, 03/25/2045	49,493	48,095
Series 2017-56, Class BY, 3.000%, 07/25/2047	128,765	107,854
Series 2017-68, Class HQ, 3.000%, 07/25/2046	601,213	565,446
Series 2017-84, Class JP, 2.750%, 10/25/2047	103,730	91,319
Series 2017-90, Class WB, 3.000%, 11/25/2047	1,119,992	913,072
Series 2017-96, Class PA, 3.000%, 12/25/2054	75,970	74,084
Series 2017-99, Class DZ, 3.500%, 12/25/2047	117,010	106,443
Series 2018-15, Class KG, 2.500%, 01/25/2048	78,331	67,180
Series 2018-19, Class KB, 3.000%, 04/25/2046	15,567	15,341
Series 2018-2, Class HD, 3.000%, 02/25/2047	10,034	9,849

	Principal Amount	Value (Note 2)
Series 2018-25, Class AL, 3.500%, 04/25/2048	$187,296	$169,882
Series 2018-38, Class PA, 3.500%, 06/25/2047	43,174	42,269
Series 2018-39, Class FG, 30D US SOFR + 0.36%, 11/25/2033(a)	55,767	55,167
Series 2018-41, Class PZ, 4.000%, 06/25/2048	1,071,393	895,183
Series 2018-43, Class FE, 30D US SOFR + 0.36%, 09/25/2038(a)	61,773	61,021
Series 2018-45, Class GA, 3.000%, 06/25/2048	28,930	25,862
Series 2018-5, Class JP, 3.000%, 09/25/2047	30,935	29,130
Series 2018-50, Class DY, 3.000%, 10/25/2047	381,459	350,597
Series 2018-56, Class CH, 3.000%, 08/25/2048	23,997	21,453
Series 2018-6, Class PA, 3.000%, 02/25/2048	144,463	129,443
Series 2018-60, Class KL, 4.000%, 08/25/2048	96,000	85,154
Series 2018-67, Class DY, 4.000%, 09/25/2048	304,029	272,709
Series 2018-70, Class HB, 3.500%, 10/25/2058	314,994	275,835
Series 2018-74, Class AB, 3.500%, 10/25/2048	254,403	236,521
Series 2018-8, Class KL, 2.500%, 03/25/2047	206,095	187,743
Series 2018-83, Class AC, 3.500%, 11/25/2048	119,031	106,982
Series 2018-83, Class LH, 4.000%, 11/25/2048	15,283	14,439
Series 2018-9, Class PL, 3.500%, 02/25/2048	395,045	363,277
Series 2018-94, Class KD, 3.500%, 12/25/2048	37,839	34,397
Series 2018-94, Class KZ, 4.500%, 01/25/2049	212,687	160,898
Series 2019-10, Class MA, 3.000%, 03/25/2049	56,938	50,868
Series 2019-11, Class EA, 3.000%, 05/25/2048	157,348	148,810
Series 2019-12, Class HA, 3.500%, 11/25/2057	202,004	194,256
Series 2019-13, Class MH, 3.000%, 03/25/2049	257,164	234,635
Series 2019-34, Class PZ, 3.000%, 07/25/2049	123,788	63,071
Series 2019-45, Class PT, 3.000%, 08/25/2049	185,410	168,446
Series 2019-50, Class CZ, 2.750%, 09/25/2049	187,544	85,235

See Notes to Financial Statements and Financial Highlights.

14 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2019-55, Class MQ, 3.500%, 10/25/2049	$495,844	$450,079
Series 2019-60, Class BF, 30D US SOFR + 0.56%, 10/25/2049(a)	10,174	9,984
Series 2019-65, Class HA, 2.500%, 11/25/2049	351,810	301,299
Series 2019-75, Class PA, 3.000%, 10/25/2049	407,614	364,763
Series 2019-81, Class LB, 1.500%, 12/25/2049	404,964	333,773
Series 2019-82, Class HZ, 3.000%, 01/25/2050	358,294	304,098
Series 2020-10, Class B, 3.000%, 03/25/2050	207,253	176,810
Series 2020-11, Class JW, 3.000%, 03/25/2050	237,000	179,889
Series 2020-36, Class GD, 2.000%, 12/25/2037	90,965	83,571
Series 2020-45, Class NB, 1.500%, 07/25/2050	259,992	109,949
Series 2020-47, Class GZ, 2.000%, 07/25/2050	224,727	138,333
Series 2020-73, Class ED, 0.805%, 11/25/2049(a)	682,471	504,466
Series 2021-12, Class GA, 1.000%, 07/25/2050	108,310	79,525
Series 2021-15, Class JB, 1.250%, 04/25/2051	120,361	47,550
Series 2021-17, Class ZA, 1.500%, 04/25/2051	166,194	80,275
Series 2021-43, Class JC, 2.000%, 05/25/2051	110,624	91,486
Series 2021-47, Class PD, 1.500%, 07/25/2051	677,296	533,068
Series 2021-47, Class PE, 1.750%, 07/25/2051	677,296	543,316
Series 2021-59, Class H, 2.000%, 06/25/2048	194,177	162,949
Series 2021-6, Class KU, 1.500%, 02/25/2051	181,291	103,774
Series 2021-66, Class HU, 1.500%, 10/25/2051	259,997	123,704
Series 2021-66, Class JG, 1.000%, 10/25/2051	441,038	365,071
Series 2021-68, Class A, 2.000%, 07/25/2049	2,192,241	1,803,300
Series 2021-69, Class WA, 2.000%, 04/25/2049	273,507	230,305
Series 2021-72, Class NB, 1.500%, 10/25/2051	140,000	61,356
Series 2021-72, Class NL, 1.500%, 10/25/2051	316,302	203,890
Series 2021-8, Class HZ, 2.000%, 03/25/2051	487,573	247,435

	Principal Amount	Value (Note 2)
Series 2021-80, Class KE, 2.000%, 11/25/2051	$182,095	$150,148
Series 2022-17, Class GV, 2.500%, 01/25/2052	3,569,000	2,571,784
Series 2022-37, Class QL, 4.000%, 07/25/2052	1,683,000	1,641,324
Series 2022-4, Class CK, 1.500%, 04/25/2051	103,750	57,139
Series 2022-43, Class AN, 4.250%, 07/25/2052	240,932	191,752
Series 2022-43, Class ZA, 4.500%, 07/25/2052	266,087	260,290
Series 2022-64, Class GM, 4.500%, 10/25/2052	3,161,000	2,817,163
Series 2022-68, Class Z, 5.000%, 10/25/2052	674,698	662,913
Series 2022-81, Class DO, –%, 11/25/2052(b)	1,474,229	712,142
Series 2022-88, Class EZ, 6.000%, 12/25/2052	4,821,710	5,032,924
Series 2022-90, Class AY, 4.500%, 12/25/2041	180,000	178,326
Series 2023-12, Class GB, 6.000%, 06/25/2045	3,641,698	3,694,149
Series 2023-19, Class BZ, 5.000%, 05/25/2053	6,275,807	6,115,526
Series 2023-42, Class B, 6.000%, 07/25/2045	10,955,746	11,118,782
		104,931,077
Fannie Mae Grantor Trust 2002-T12
Series 2002-T12, Class A1, 6.500%, 05/25/2042	111,696	115,183

Freddie Mac
Series 1997-1935, Class FK, 30D US SOFR + 0.81%, 02/15/2027(a)	382	382
Series 1997-1980, Class Z, 7.000%, 07/15/2027	2,997	3,009
Series 1998-2034, Class Z, 6.500%, 02/15/2028	3,242	3,284
Series 1998-2035, Class PC, 6.950%, 03/15/2028	747	753
Series 1998-2053, Class Z, 6.500%, 04/15/2028	2,615	2,632
Series 1998-2060, Class Z, 6.500%, 05/15/2028	1,619	1,638
Series 1998-2095, Class PE, 6.000%, 11/15/2028	3,530	3,582
Series 1998-2102, Class Z, 6.000%, 12/15/2028	10,422	10,581
Series 1999-2115, Class FB, 30D US SOFR + 0.56%, 01/15/2029(a)	1,459	1,458
Series 1999-2126, Class CB, 6.250%, 02/15/2029	2,057	2,072

See Notes to Financial Statements and Financial Highlights.

15 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 1999-2137, Class TH, 6.500%, 03/15/2029	$1,324	$1,344
Series 1999-2154, Class PL, 6.500%, 05/15/2029	35,899	36,216
Series 2000-2224, Class CB, 8.000%, 03/15/2030	4,116	4,250
Series 2001-2274, Class ZM, 6.500%, 01/15/2031	2,478	2,507
Series 2001-2279, Class Z, 6.000%, 01/15/2031	3,001	3,038
Series 2001-2320, Class FI, 30D US SOFR + 0.61%, 09/15/2029(a)	9,056	9,055
Series 2001-2322, Class FV, 30D US SOFR + 0.61%, 06/15/2030(a)	10,304	10,303
Series 2001-2324, Class PZ, 6.500%, 06/15/2031	59,407	61,521
Series 2001-2334, Class KB, 6.500%, 05/15/2028	15,751	15,903
Series 2001-2341, Class FP, 30D US SOFR + 1.01%, 07/15/2031(a)	11,773	11,858
Series 2001-2367, Class FA, 30D US SOFR + 0.64%, 06/15/2031(a)	10,113	10,116
Series 2001-2372, Class F, 30D US SOFR + 0.61%, 10/15/2031(a)	4,510	4,510
Series 2001-2388, Class FB, 30D US SOFR + 0.71%, 01/15/2029(a)	6,182	6,188
Series 2001-2388, Class FR, 30D US SOFR + 0.76%, 06/15/2031(a)	8,661	8,684
Series 2001-2391, Class HF, 30D US SOFR + 0.66%, 06/15/2031(a)	3,470	3,473
Series 2001-2396, Class FM, 30D US SOFR + 0.56%, 12/15/2031(a)	2,299	2,298
Series 2001-2396, Class FN, 30D US SOFR + 0.76%, 12/15/2031(a)	59,318	59,477
Series 2002-2411, Class F, 30D US SOFR + 0.66%, 02/15/2032(a)	5,399	5,401
Series 2002-2412, Class OF, 30D US SOFR + 1.06%, 12/15/2031(a)	13,157	13,275
Series 2002-2417, Class FY, 30D US SOFR + 0.71%, 12/15/2031(a)	4,079	4,086
Series 2002-2424, Class FY, 30D US SOFR + 0.56%, 03/15/2032(a)	19,359	19,340
Series 2002-2430, Class WF, 6.500%, 03/15/2032	3,938	4,097

	Principal Amount	Value (Note 2)
Series 2002-2433, Class FA, 30D US SOFR + 1.06%, 02/15/2032(a)	$14,368	$14,496
Series 2002-2460, Class FA, 30D US SOFR + 1.11%, 03/15/2032(a)	29,887	29,534
Series 2002-2466, Class FV, 30D US SOFR + 0.66%, 03/15/2032(a)	26,135	26,151
Series 2002-2470, Class EF, 30D US SOFR + 1.11%, 03/15/2032(a)	32,040	32,365
Series 2002-2478, Class FD, 30D US SOFR + 1.11%, 02/15/2032(a)	8,780	8,868
Series 2002-2481, Class FE, 30D US SOFR + 1.11%, 03/15/2032(a)	9,053	9,145
Series 2002-2488, Class FU, 30D US SOFR + 0.71%, 03/15/2032(a)	30,651	30,700
Series 2002-2494, Class F, 30D US SOFR + 1.16%, 06/15/2031(a)	13,435	13,568
Series 2002-2495, Class ZB, 4.500%, 09/15/2032	17,423	17,094
Series 2002-2510, Class FE, 30D US SOFR + 0.51%, 10/15/2032(a)	568	567
Series 2002-2513, Class AF, 30D US SOFR + 1.11%, 02/15/2032(a)	23,468	23,705
Series 2002-2516, Class FD, 30D US SOFR + 1.11%, 02/15/2032(a)	22,303	22,528
Series 2002-2517, Class FR, 30D US SOFR + 0.46%, 10/15/2032(a)	9,800	9,777
Series 2002-2524, Class DH, 6.000%, 11/15/2032	20,772	21,433
Series 2002-2525, Class NU, 5.000%, 04/15/2032	36,747	36,580
Series 2002-2535, Class AW, 5.500%, 12/15/2032	4,744	4,854
Series 2002-2538, Class F, 30D US SOFR + 0.71%, 12/15/2032(a)	69,631	69,736
Series 2002-2541, Class BL, 5.500%, 12/15/2032	20,043	20,506
Series 2003-2554, Class MN, 5.500%, 01/15/2033	23,139	23,466
Series 2003-2557, Class HL, 5.300%, 01/15/2033	74,566	75,045
Series 2003-2557, Class NU, 5.250%, 03/15/2032	25,937	26,088
Series 2003-2557, Class WF, 30D US SOFR + 0.51%, 01/15/2033(a)	17,072	17,032

See Notes to Financial Statements and Financial Highlights.

16 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2003-2568, Class D, 5.500%, 02/15/2033	$20,890	$21,440
Series 2003-2571, Class FY, 30D US SOFR + 0.86%, 12/15/2032(a)	10,399	10,451
Series 2003-2577, Class FC, 30D US SOFR + 0.61%, 02/15/2033(a)	46,353	46,322
Series 2003-2587, Class FW, 30D US SOFR + 0.58%, 03/15/2033(a)	18,097	18,067
Series 2003-2590, Class OZ, 4.000%, 03/15/2033	118,466	115,541
Series 2003-2614, Class FV, 30D US SOFR + 1.61%, 05/15/2033(a)	122,217	124,536
Series 2003-2624, Class QH, 5.000%, 06/15/2033	6,732	6,837
Series 2003-2626, Class ZX, 5.000%, 06/15/2033	235,914	232,878
Series 2003-2627, Class CN, 5.000%, 06/15/2033	19,800	20,115
Series 2003-2631, Class DB, 5.000%, 06/15/2033	133,875	135,397
Series 2003-2647, Class A, 3.250%, 04/15/2032	29,644	29,074
Series 2003-2648, Class WZ, 5.000%, 07/15/2033	311,160	311,655
Series 2003-2668, Class LH, 5.000%, 09/15/2033	11,701	11,887
Series 2003-2707, Class FH, 30D US SOFR + 0.76%, 04/15/2032(a)	36,166	36,259
Series 2003-2711, Class FA, 30D US SOFR + 1.11%, 11/15/2033(a)	68,489	69,309
Series 2003-2717, Class LH, 5.500%, 12/15/2033	3,383	3,499
Series 2003-2725, Class TA, 4.500%, 12/15/2033	102,304	102,142
Series 2004-2750, Class TC, 5.250%, 02/15/2034	1,533	1,558
Series 2004-2768, Class PW, 4.250%, 03/15/2034	91,679	90,850
Series 2004-2802, Class OH, 6.000%, 05/15/2034	4,286	4,398
Series 2004-2835, Class KZ, 5.500%, 08/15/2034	21,211	21,756
Series 2004-2835, Class TB, 4.500%, 08/15/2034	227,587	226,815
Series 2004-2896, Class BZ, 5.000%, 11/15/2034	40,659	41,081
Series 2004-2901, Class KB, 5.000%, 12/15/2034	58,592	59,262
Series 2005-2916, Class MY, 5.500%, 01/15/2035	94,667	96,965

	Principal Amount	Value (Note 2)
Series 2005-2927, Class EZ, 5.500%, 02/15/2035	$3,231	$3,257
Series 2005-2929, Class PG, 5.000%, 02/15/2035	21,512	21,759
Series 2005-2933, Class HD, 5.500%, 02/15/2035	8,951	9,143
Series 2005-2942, Class ZN, 5.500%, 03/15/2035	544,628	548,106
Series 2005-2953, Class PG, 5.500%, 03/15/2035	10,368	10,638
Series 2005-2962, Class KF, 30D US SOFR + 0.31%, 04/15/2035(a)	3,436	3,416
Series 2005-2973, Class GE, 5.500%, 05/15/2035	239,474	245,871
Series 2005-2980, Class QA, 6.000%, 05/15/2035	19,988	20,761
Series 2005-2996, Class GX, 5.500%, 06/15/2035	58,820	60,302
Series 2005-3012, Class WZ, 5.500%, 08/15/2035	276,889	279,406
Series 2005-3012, Class ZE, 5.750%, 08/15/2035	44,171	45,744
Series 2005-3028, Class FM, 30D US SOFR + 0.36%, 09/15/2035(a)	4,273	4,244
Series 2005-3028, Class PG, 5.500%, 09/15/2035	20,351	20,734
Series 2005-3028, Class ZE, 5.500%, 09/15/2035	1,022,204	1,025,380
Series 2005-3033, Class WY, 5.500%, 09/15/2035	47,046	48,374
Series 2005-3036, Class NE, 5.000%, 09/15/2035	57,121	57,745
Series 2005-3042, Class PZ, 5.750%, 09/15/2035	185,632	193,746
Series 2005-3052, Class WH, 5.500%, 10/15/2035	10,901	11,259
Series 2005-3059, Class ZM, 5.000%, 02/15/2035	51,908	52,599
Series 2005-3062, Class DE, 5.500%, 11/15/2035	75,459	77,340
Series 2005-3068, Class Z, 5.500%, 11/15/2035	86,711	89,542
Series 2005-3070, Class FT, 30D US SOFR + 0.46%, 11/15/2035(a)	6,311	6,285
Series 2005-3072, Class NF, 30D US SOFR + 0.61%, 11/15/2035(a)	21,708	21,629
Series 2005-3085, Class FE, 30D US SOFR + 0.91%, 08/15/2035(a)	25,013	25,174
Series 2006-3098, Class PG, 5.000%, 01/15/2036	39,119	39,589

See Notes to Financial Statements and Financial Highlights.

17 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2006-3122, Class OH, –%, 03/15/2036(b)	$10,012	$8,757
Series 2006-3136, Class KF, 30D US SOFR + 0.41%, 04/15/2036(a)	5,941	5,901
Series 2006-3137, Class XP, 6.000%, 04/15/2036	12,593	13,143
Series 2006-3143, Class BC, 5.500%, 02/15/2036	56,544	58,009
Series 2006-3145, Class FN, 30D US SOFR + 0.54%, 04/15/2036(a)	6,918	6,875
Series 2006-3148, Class CY, 6.000%, 04/15/2036	11,268	11,769
Series 2006-3153, Class UG, 30D US SOFR + 0.56%, 05/15/2036(a)	14,023	13,960
Series 2006-3154, Class PN, 5.500%, 05/15/2036	39,176	40,224
Series 2006-3201, Class FL, 30D US SOFR + 0.71%, 08/15/2036(a)	55,833	55,756
Series 2006-3202, Class HF, 30D US SOFR + 0.46%, 08/15/2036(a)	22,502	22,346
Series 2006-3203, Class ZM, 5.000%, 08/15/2036	117,306	118,578
Series 2006-3204, Class ZM, 5.000%, 08/15/2034	53,507	54,056
Series 2006-3206, Class FE, 30D US SOFR + 0.51%, 08/15/2036(a)	19,322	19,174
Series 2006-3235, Class Z, 6.500%, 11/15/2036	726,249	765,003
Series 2006-3236, Class EF, 30D US SOFR + 0.41%, 11/15/2036(a)	6,527	6,458
Series 2006-3237, Class CE, 5.500%, 11/15/2036	110,490	112,010
Series 2006-3240, Class FG, 30D US SOFR + 1.22%, 11/15/2036(a)	115,584	113,059
Series 2006-3249, Class CB, 4.250%, 12/15/2036	222,162	219,852
Series 2007-3279, Class FB, 30D US SOFR + 0.43%, 02/15/2037(a)	44,409	43,872
Series 2007-3284, Class AZ, 4.500%, 03/15/2037	7,522	7,376
Series 2007-3301, Class FY, 30D US SOFR + 0.53%, 04/15/2037(a)	11,541	11,442
Series 2007-3311, Class DF, 30D US SOFR + 0.45%, 05/15/2037(a)	62,807	62,116
Series 2007-3312, Class PA, 5.500%, 05/15/2037	9,308	9,610

	Principal Amount	Value (Note 2)
Series 2007-3316, Class FB, 30D US SOFR + 0.41%, 08/15/2035(a)	$17,738	$17,578
Series 2007-3349, Class HG, 5.500%, 07/15/2037	10,529	10,800
Series 2007-3361, Class AF, 30D US SOFR + 0.46%, 11/15/2036(a)	40,807	40,430
Series 2007-3367, Class YF, 30D US SOFR + 0.66%, 09/15/2037(a)	11,743	11,702
Series 2007-3368, Class AF, 30D US SOFR + 0.83%, 09/15/2037(a)	36,608	36,672
Series 2007-3378, Class FA, 30D US SOFR + 0.69%, 06/15/2037(a)	19,675	19,648
Series 2007-3380, Class FM, 30D US SOFR + 0.70%, 10/15/2037(a)	50,070	49,976
Series 2007-3382, Class FG, 30D US SOFR + 0.71%, 11/15/2037(a)	27,120	27,081
Series 2007-3382, Class FL, 30D US SOFR + 0.81%, 11/15/2037(a)	41,131	41,211
Series 2007-3387, Class PF, 30D US SOFR + 0.53%, 11/15/2037(a)	15,063	14,963
Series 2007-3388, Class FJ, 30D US SOFR + 0.81%, 11/15/2037(a)	66,244	66,309
Series 2008-3404, Class DC, 5.500%, 01/15/2038	285,000	293,167
Series 2008-3405, Class PE, 5.000%, 01/15/2038	28,039	28,347
Series 2008-3409, Class DB, 6.000%, 01/15/2038	72,921	76,340
Series 2008-3411, Class FL, 30D US SOFR + 0.81%, 02/15/2038(a)	10,010	10,029
Series 2008-3415, Class DF, 30D US SOFR + 0.81%, 08/15/2035(a)	51,922	52,037
Series 2008-3415, Class PC, 5.000%, 12/15/2037	20,981	21,274
Series 2008-3415, Class TF, 30D US SOFR + 0.85%, 08/15/2035(a)	25,717	25,805
Series 2008-3450, Class PE, 5.000%, 05/15/2038	34,499	34,935
Series 2008-3469, Class CF, 30D US SOFR + 0.90%, 07/15/2038(a)	11,656	11,044
Series 2009-3536, Class FM, 30D US SOFR + 1.11%, 05/15/2039(a)	14,859	15,042

See Notes to Financial Statements and Financial Highlights.

18 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2009-3539, Class B, 4.500%, 06/15/2029	$26,611	$26,626
Series 2009-3545, Class FA, 30D US SOFR + 0.96%, 06/15/2039(a)	36,981	37,255
Series 2009-3548, Class ZE, 5.500%, 12/15/2032	71,582	72,942
Series 2009-3549, Class FA, 30D US SOFR + 1.31%, 07/15/2039(a)	13,167	13,434
Series 2009-3564, Class NB, 5.000%, 08/15/2039	215,939	218,479
Series 2009-3574, Class D, 5.000%, 09/15/2039	45,028	45,731
Series 2009-3584, Class FA, 30D US SOFR + 0.81%, 12/15/2036(a)	15,835	15,880
Series 2009-3587, Class DA, 4.500%, 10/15/2039	62,923	62,940
Series 2009-3588, Class CW, 6.645%, 10/15/2037(a)	144,294	149,755
Series 2009-3604, Class PO, –%, 05/15/2036(b)	36,080	30,732
Series 2009-3605, Class BF, 30D US SOFR + 0.97%, 11/15/2039(a)	78,101	78,698
Series 2009-3606, Class ZC, 5.000%, 04/15/2036	541,127	547,277
Series 2009-3611, Class FH, 30D US SOFR + 0.86%, 07/15/2034(a)	6,354	6,376
Series 2010-3620, Class EL, 4.000%, 01/15/2030	6,683	6,638
Series 2010-3622, Class PB, 5.000%, 01/15/2040	246,846	249,565
Series 2010-3626, Class ME, 5.000%, 01/15/2040	338,573	342,851
Series 2010-3631, Class PA, 4.000%, 02/15/2040	102,252	100,266
Series 2010-3653, Class B, 4.500%, 04/15/2030	22,277	22,295
Series 2010-3656, Class PM, 5.000%, 04/15/2040	89,150	90,219
Series 2010-3662, Class PJ, 5.000%, 04/15/2040	113,723	114,963
Series 2010-3664, Class DA, 4.000%, 11/15/2037	32,137	32,049
Series 2010-3747, Class CY, 4.500%, 10/15/2040	183,697	183,419
Series 2010-3747, Class PY, 4.000%, 10/15/2040	231,955	226,895
Series 2010-3770, Class GA, 4.500%, 10/15/2040	311,654	310,762
Series 2010-3770, Class JZ, 4.000%, 12/15/2040	6,282,675	6,072,617

	Principal Amount	Value (Note 2)
Series 2010-3778, Class JA, 3.500%, 04/15/2040	$3,164	$3,159
Series 2011-3798, Class PJ, 4.000%, 01/15/2041	34,683	33,940
Series 2011-3800, Class AF, 30D US SOFR + 0.61%, 02/15/2041(a)	12,418	12,363
Series 2011-3819, Class ZQ, 6.000%, 04/15/2036	9,175	9,572
Series 2011-3822, Class FY, 30D US SOFR + 0.51%, 02/15/2033(a)	12,072	12,041
Series 2011-3825, Class BP, 4.000%, 03/15/2041	62,011	59,745
Series 2011-3843, Class FE, 30D US SOFR + 0.66%, 04/15/2041(a)	28,783	28,625
Series 2011-3843, Class PZ, 5.000%, 04/15/2041	404,280	408,912
Series 2011-3844, Class PC, 5.000%, 04/15/2041	191,570	193,980
Series 2011-3852, Class QN, 26.79629% - 30D US SOFR%, 05/15/2041(a)	24,887	23,778
Series 2011-3852, Class TP, 27.08024% - 30D US SOFR%, 05/15/2041(a)	16,242	15,935
Series 2011-3857, Class ZP, 5.000%, 05/15/2041	1,023,032	1,034,817
Series 2011-3862, Class MA, 5.000%, 04/15/2041	41,127	41,548
Series 2011-3891, Class BF, 30D US SOFR + 0.66%, 07/15/2041(a)	24,201	24,071
Series 2011-3894, Class ZA, 4.500%, 07/15/2041	312,821	307,311
Series 2011-3905, Class BZ, 3.000%, 08/15/2041	186,223	149,123
Series 2011-3919, Class DL, 4.000%, 08/15/2030	298,000	294,066
Series 2011-3934, Class KB, 5.000%, 10/15/2041	453,193	463,676
Series 2011-3935, Class JZ, 4.500%, 10/15/2041	1,225,598	1,198,764
Series 2011-3939, Class AZ, 4.000%, 03/15/2041	263,713	254,331
Series 2011-3939, Class BZ, 4.500%, 06/15/2041	540,224	531,166
Series 2011-3940, Class MY, 4.000%, 10/15/2041	208,000	200,138
Series 2011-3957, Class HZ, 4.000%, 11/15/2041	547,066	516,188
Series 2011-3958, Class PJ, 4.500%, 09/15/2041	124,276	124,679
Series 2011-3959, Class MB, 4.500%, 11/15/2041	44,199	39,960

See Notes to Financial Statements and Financial Highlights.

19 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2011-3963, Class JB, 4.500%, 11/15/2041	$68,414	$67,685
Series 2011-3968, Class LA, 4.500%, 12/15/2041	5,423	5,309
Series 2011-3969, Class JP, 4.500%, 09/15/2041	9,948	9,929
Series 2011-3978, Class CZ, 3.500%, 12/15/2041	1,671,140	1,568,572
Series 2012-3984, Class DF, 30D US SOFR + 0.66%, 01/15/2042(a)	21,050	20,931
Series 2012-3989, Class JW, 3.500%, 01/15/2042	136,754	129,886
Series 2012-3994, Class JZ, 3.500%, 02/15/2042	817,559	774,228
Series 2012-3997, Class EC, 3.500%, 02/15/2042	59,120	51,555
Series 2012-3997, Class FQ, 30D US SOFR + 0.61%, 02/15/2042(a)	27,862	27,620
Series 2012-4001, Class FM, 30D US SOFR + 0.61%, 02/15/2042(a)	18,545	18,349
Series 2012-4010, Class FC, 30D US SOFR + 1.11%, 03/15/2042(a)	239,601	241,740
Series 2012-4011, Class DB, 4.000%, 09/15/2041	144,620	140,685
Series 2012-4011, Class DC, 4.000%, 09/15/2041	148,025	143,993
Series 2012-4020, Class PG, 2.500%, 03/15/2027	584	581
Series 2012-4037, Class CA, 3.000%, 04/15/2027	11,726	11,676
Series 2012-4039, Class LT, 3.500%, 05/15/2042	113,000	98,424
Series 2012-4048, Class CE, 4.000%, 05/15/2042	611,000	585,800
Series 2012-4050, Class ND, 2.500%, 09/15/2041	450	449
Series 2012-4062, Class MZ, 3.500%, 06/15/2042	379,183	357,594
Series 2012-4064, Class AY, 3.000%, 06/15/2027	8,827	8,788
Series 2012-4068, Class PE, 3.000%, 06/15/2042	280,029	257,874
Series 2012-4075, Class PB, 3.000%, 07/15/2042	74,825	69,133
Series 2012-4077, Class BE, 4.000%, 07/15/2042	130,000	121,572
Series 2012-4088, Class PB, 3.000%, 08/15/2042	107,795	97,393
Series 2012-4094, Class CW, 2.000%, 08/15/2042	102,140	86,365
Series 2012-4097, Class CU, 1.500%, 08/15/2027	17,805	17,491

	Principal Amount	Value (Note 2)
Series 2012-4097, Class UF, 30D US SOFR + 0.46%, 08/15/2032(a)	$25,453	$25,435
Series 2012-4101, Class QN, 3.500%, 09/15/2042	294,665	267,683
Series 2012-4102, Class CB, 2.000%, 09/15/2042	147,307	134,977
Series 2012-4104, Class AJ, 1.500%, 09/15/2027	2,604	2,566
Series 2012-4116, Class YB, 2.500%, 05/15/2042	132,000	111,536
Series 2012-4120, Class TC, 1.500%, 10/15/2027	1,308	1,287
Series 2012-4122, Class BA, 2.812%, 05/15/2040(a)(c)	99,957	93,854
Series 2012-4133, Class TA, 3.000%, 11/15/2042	308,106	255,962
Series 2012-4141, Class PL, 2.500%, 12/15/2042	274,000	197,444
Series 2013-4160, Class HB, 2.500%, 12/15/2032	14,094	13,387
Series 2013-4161, Class LT, 2.500%, 08/15/2042	227,074	212,015
Series 2013-4170, Class FW, 30D US SOFR + 1.06%, 01/15/2033(a)	5,362	5,315
Series 2013-4171, Class MN, 3.000%, 02/15/2043	144,000	109,437
Series 2013-4176, Class YD, 3.000%, 03/15/2043	50,000	42,464
Series 2013-4183, Class ME, 2.000%, 02/15/2042	193,038	187,750
Series 2013-4185, Class PB, 3.000%, 03/15/2043	325,144	306,587
Series 2013-4203, Class DJ, 2.500%, 04/15/2033	13,574	13,259
Series 2013-4204, Class QP, 3.000%, 05/15/2043	153,000	130,824
Series 2013-4218, Class DG, 2.500%, 07/15/2042	75,560	70,834
Series 2013-4220, Class EH, 2.500%, 06/15/2028	377	376
Series 2013-4231, Class FD, 30D US SOFR + 0.46%, 10/15/2032(a)	4,804	4,803
Series 2013-4246, Class PB, 4.000%, 09/15/2043	493,003	462,566
Series 2013-4265, Class FD, 30D US SOFR + 0.51%, 01/15/2035(a)	30,791	30,581
Series 2013-4283, Class EW, 4.500%, 12/15/2043(a)	140,743	139,584
Series 2014-4293, Class NM, 4.500%, 06/15/2043	11,397	11,267

See Notes to Financial Statements and Financial Highlights.

20 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2014-4294, Class PF, 30D US SOFR + 0.51%, 01/15/2044(a)	$10,411	$10,248
Series 2014-4319, Class PM, 3.000%, 03/15/2043	23,553	23,247
Series 2014-4320, Class AP, 3.500%, 07/15/2039	72,383	70,948
Series 2014-4324, Class AY, 3.000%, 04/15/2029	377,011	373,533
Series 2014-4368, Class GZ, 4.125%, 06/15/2041(d)	1,071,528	1,061,992
Series 2014-4370, Class PC, 2.500%, 09/15/2041	577	576
Series 2014-4403, Class CZ, 3.000%, 10/15/2044	162,608	95,881
Series 2014-4419, Class DC, 3.000%, 12/15/2044	240,000	204,976
Series 2015-4457, Class KZ, 3.000%, 04/15/2045	63,214	56,092
Series 2015-4459, Class CA, 5.000%, 12/15/2034	5,243	5,303
Series 2015-4461, Class EA, 2.000%, 07/15/2037	10,363	10,308
Series 2015-4498, Class JA, 2.500%, 04/15/2037	75,839	67,641
Series 2015-4508, Class UZ, 3.000%, 07/15/2043	58,099	47,041
Series 2016-4555, Class CP, 3.000%, 04/15/2045	232,547	225,275
Series 2016-4582, Class PA, 3.000%, 11/15/2045	85,273	80,303
Series 2016-4583, Class UP, 3.000%, 07/15/2045	110,347	103,944
Series 2016-4590, Class AK, 3.500%, 08/15/2027	1,725	1,723
Series 2016-4601, Class CZ, 3.000%, 12/15/2045	119,196	75,147
Series 2016-4613, Class AF, 30D US SOFR + 1.21%, 11/15/2037(a)	62,770	62,796
Series 2016-4629, Class KB, 3.000%, 11/15/2046	1,000,000	838,468
Series 2016-4639, Class HZ, 3.250%, 04/15/2053(d)	1,185,450	989,142
Series 2017-4656, Class EZ, 4.000%, 02/15/2047	319,494	303,703
Series 2017-4670, Class TY, 3.000%, 03/15/2047	346,000	281,289
Series 2017-4672, Class QD, 3.000%, 08/15/2045	13,474	13,358
Series 2017-4680, Class PA, 3.000%, 03/15/2046	9	9
Series 2017-4707, Class Z, 4.000%, 08/15/2047	135,699	84,550
Series 2017-4710, Class PA, 3.000%, 04/15/2045	50,113	49,335

	Principal Amount	Value (Note 2)
Series 2017-4714, Class MY, 3.500%, 08/15/2047	$941,024	$858,385
Series 2017-4736, Class CL, 3.000%, 12/15/2047	154,734	135,357
Series 2017-4748, Class GA, 3.000%, 01/15/2045	165	165
Series 2018-4767, Class Z, 3.000%, 12/15/2047	39,594	22,821
Series 2018-4773, Class DZ, 4.000%, 04/15/2048	136,264	129,079
Series 2018-4787, Class PY, 4.000%, 05/15/2048	34,271	32,733
Series 2018-4813, Class CJ, 3.000%, 08/15/2048	170,996	150,137
Series 2018-4818, Class CA, 3.000%, 04/15/2048	320,075	286,440
Series 2018-4821, Class YZ, 4.000%, 02/15/2042	1,765,654	1,632,068
Series 2018-4821, Class ZM, 3.500%, 05/15/2048	308,739	277,957
Series 2018-4839, Class AE, 4.000%, 04/15/2051	178,441	175,009
Series 2018-4846, Class PA, 4.000%, 06/15/2047	259	259
Series 2019-4863, Class AJ, 3.500%, 07/15/2038	30,434	29,408
Series 2019-4863, Class H, 7.000%, 03/15/2049	112,030	119,013
Series 2019-4896, Class BD, 3.500%, 07/25/2049	1,062,753	921,445
Series 2019-4911, Class HG, 2.250%, 04/15/2049	1,333,637	1,124,790
Series 2019-4926, Class BP, 3.000%, 10/25/2049	465,090	411,474
Series 2020-4954, Class LZ, 2.500%, 02/25/2050	129,995	58,810
Series 2020-4961, Class JB, 2.500%, 12/15/2042	102,917	94,499
Series 2020-4989, Class FA, 30D US SOFR + 0.46%, 08/15/2040(a)	84,015	82,513
Series 2020-4989, Class FB, 30D US SOFR + 0.46%, 10/15/2040(a)	74,078	72,728
Series 2020-5000, Class HZ, 1.500%, 08/25/2050	257,245	133,720
Series 2020-5007, Class PY, 1.500%, 08/25/2050	218,000	88,339
Series 2020-5013, Class NH, 1.000%, 09/25/2050	173,577	89,826
Series 2020-5014, Class BP, 1.250%, 09/25/2040	174,807	155,111
Series 2020-5039, Class ZK, 2.500%, 11/25/2050	159,466	78,459
Series 2020-5049, Class JZ, 2.000%, 11/25/2050	147,189	66,627

See Notes to Financial Statements and Financial Highlights.

21 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2020-5049, Class WB, 0.750%, 12/25/2050	$303,009	$240,975
Series 2020-5068, Class UB, 0.500%, 01/25/2051	109,000	62,830
Series 2021-5080, Class CA, 2.000%, 02/25/2051	864,862	476,630
Series 2021-5083, Class MA, 2.000%, 03/25/2051	612,856	359,306
Series 2021-5085, Class HA, 1.500%, 03/25/2051	147,216	77,138
Series 2021-5103, Class LM, 1.500%, 05/25/2041	119,098	68,280
Series 2021-5103, Class LQ, 1.500%, 04/25/2050	199,838	105,206
Series 2021-5119, Class LM, 1.500%, 05/25/2041	202,779	111,496
Series 2021-5121, Class KE, 1.500%, 06/25/2051	301,427	148,082
Series 2021-5129, Class KC, 1.500%, 11/25/2049	116,910	102,091
Series 2021-5144, Class PC, 1.500%, 09/25/2051	304,426	263,148
Series 2021-5156, Class EC, 1.500%, 10/25/2051	434,984	212,891
Series 2021-5171, Class KY, 1.750%, 12/25/2051	172,000	90,030
Series 2021-5174, Class TQ, 2.000%, 08/25/2051	425,797	365,867
Series 2021-5178, Class LY, 1.500%, 12/25/2051	178,029	82,590
Series 2021-5182, Class M, 2.500%, 05/25/2049	280,338	252,089
Series 2022-5189, Class PG, 2.500%, 09/25/2051	70,596	64,988
Series 2022-5198, Class ZM, 3.000%, 02/25/2052	672,964	544,954
Series 2022-5200, Class WK, 2.500%, 03/25/2052	217,000	143,584
Series 2022-5201, Class CA, 2.500%, 07/25/2048	520,310	474,986
Series 2022-5207, Class CZ, 3.500%, 03/25/2052	399,180	207,993
Series 2022-5208, Class AL, 2.500%, 04/25/2042	1,386,302	1,061,858
Series 2022-5230, Class PE, 2.000%, 12/25/2051	600,000	495,860
Series 2022-5234, Class PH, 3.500%, 04/25/2051	654,986	634,227
Series 2024-5407, Class LB, 6.000%, 05/25/2054	6,901,530	7,077,385
		57,177,893
Freddie Mac Strips
Series 2013-299, Class 300, 3.000%, 01/15/2043	118,921	108,792

	Principal Amount	Value (Note 2)
Series 2013-300, Class 300, 3.000%, 01/15/2043	$102,998	$93,269
		202,061
Freddie Mac Structured Pass-Through Certificates
Series 2001-32, Class A1, 1M CME TERM SOFR + 0.37%, 08/25/2031(a)	35,987	36,132
Series 2002-41, Class 3A, 4.445%, 07/25/2032(a)	1,587,107	1,459,974
Series 2003-55, Class 1A3A, 30D US SOFR + 0.51%, 03/25/2043(a)	181,475	180,672
		1,676,778
Ginnie Mae
Series 2003-76, Class TG, 5.500%, 09/20/2033	89,713	89,512
Series 2004-1, Class TE, 5.000%, 06/20/2033	13,504	13,471
Series 2004-15, Class AY, 5.500%, 02/20/2034	98,338	98,475
Series 2004-22, Class AZ, 5.500%, 04/20/2034	190,621	190,584
Series 2004-26, Class ED, 5.500%, 04/16/2034	38,734	38,745
Series 2004-34, Class QL, 5.500%, 05/16/2034	109,741	109,563
Series 2004-55, Class MC, 5.500%, 07/20/2034	25,094	25,299
Series 2004-7, Class Z, 5.500%, 01/16/2034	1,695,211	1,692,638
Series 2004-87, Class BC, 4.500%, 10/20/2034	7,281	7,265
Series 2005-11, Class PL, 5.000%, 02/20/2035	19,930	19,936
Series 2005-13, Class BG, 5.000%, 02/20/2035	109,069	109,329
Series 2005-13, Class NB, 5.000%, 02/20/2035	7,246	7,247
Series 2005-3, Class JL, 5.000%, 12/16/2034	38,155	37,998
Series 2005-3, Class JM, 4.750%, 01/20/2035	27,898	27,735
Series 2005-3, Class OC, 5.000%, 01/20/2035	100,617	100,663
Series 2005-3, Class QB, 5.000%, 01/16/2035	26,629	26,651
Series 2005-44, Class GZ, 5.000%, 07/20/2035	68,603	68,450
Series 2005-45, Class BF, 1M CME TERM SOFR + 0.41%, 06/20/2035(a)	20,175	20,032
Series 2005-49, Class B, 5.500%, 06/20/2035	49,176	49,817
Series 2005-51, Class DC, 5.000%, 07/20/2035	76,392	76,583

See Notes to Financial Statements and Financial Highlights.

22 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal	Value
	Amount	(Note 2)
Series 2005-56, Class BD, 5.000%, 07/20/2035	$26,186	$27,138
Series 2005-56, Class JA, 5.000%, 05/17/2035	7,796	7,785
Series 2005-69, Class WD, 5.000%, 05/18/2035	26,539	26,504
Series 2005-73, Class PH, 5.000%, 09/20/2035	72,286	72,136
Series 2005-92, Class PB, 6.000%, 12/20/2035	96,155	98,069
Series 2006-10, Class PB, 5.500%, 03/20/2036	168,177	170,883
Series 2006-38, Class OH, 6.500%, 08/20/2036	18,586	18,543
Series 2007-18, Class B, 5.500%, 05/20/2035	45,270	45,778
Series 2007-18, Class PH, 5.500%, 03/20/2035	137,000	138,842
Series 2007-35, Class NE, 6.000%, 06/16/2037	30,543	30,835
Series 2007-35, Class TE, 6.000%, 06/20/2037	68,898	69,195
Series 2007-40, Class FY, 1M CME TERM SOFR + 0.44%, 07/16/2037(a)	19,783	19,647
Series 2007-44, Class PH, 6.000%, 07/20/2037	75,398	76,938
Series 2007-57, Class Z, 5.500%, 10/20/2037	656,102	664,386
Series 2007-6, Class LE, 5.500%, 02/20/2037	174,766	174,618
Series 2007-7, Class PG, 5.000%, 02/16/2037	15,348	15,598
Series 2007-79, Class FC, 1M CME TERM SOFR + 0.55%, 12/20/2037(a)	80,312	79,752
Series 2008-13, Class FB, 1M CME TERM SOFR + 0.61%, 02/20/2038(a)	16,428	16,348
Series 2008-20, Class CE, 5.500%, 06/16/2037	152,567	154,657
Series 2008-21, Class PZ, 5.500%, 11/20/2037	377,306	376,491
Series 2008-31, Class PC, 5.500%, 04/20/2038	33,677	33,939
Series 2008-33, Class PB, 5.500%, 04/20/2038	95,307	95,672
Series 2008-37, Class L, 6.000%, 04/20/2038	28,237	28,392
Series 2008-38, Class BG, 5.000%, 05/16/2038	49,305	49,422
Series 2008-38, Class PL, 5.500%, 05/20/2038	146,045	148,692
Series 2008-38, Class PN, 5.500%, 05/20/2038	28,088	28,597

	Principal Amount	Value (Note 2)
Series 2008-40, Class PL, 5.250%, 05/16/2038	$118,000	$119,603
Series 2008-41, Class PE, 5.500%, 05/20/2038	47,829	48,676
Series 2008-43, Class NB, 5.500%, 05/20/2038	92,377	92,491
Series 2008-47, Class ML, 5.250%, 06/16/2038	17,127	17,342
Series 2008-49, Class PB, 4.750%, 06/20/2038	19,787	19,742
Series 2008-50, Class KB, 6.000%, 06/20/2038	153,204	156,067
Series 2008-51, Class FG, 1M CME TERM SOFR + 0.88%, 06/16/2038(a)	54,840	54,979
Series 2008-51, Class PH, 5.250%, 06/20/2038	23,852	24,589
Series 2008-55, Class PL, 5.500%, 06/20/2038	21,887	21,841
Series 2008-58, Class PE, 5.500%, 07/16/2038	51,145	51,409
Series 2008-60, Class JN, 5.500%, 07/20/2038	80,232	80,066
Series 2008-60, Class JP, 5.500%, 07/20/2038	157,539	157,213
Series 2008-65, Class PG, 6.000%, 08/20/2038	143,946	143,640
Series 2008-66, Class FN, 1M CME TERM SOFR + 1.06%, 08/20/2038(a)	62,744	62,844
Series 2008-7, Class PQ, 5.000%, 02/20/2038	64,565	64,399
Series 2008-76, Class QE, 5.750%, 09/20/2038	58,000	58,134
Series 2008-77, Class FC, 1M CME TERM SOFR + 0.81%, 09/20/2038(a)	40,230	40,232
Series 2008-85, Class PG, 5.250%, 10/20/2038	23,091	23,066
Series 2008-89, Class JC, 5.500%, 08/20/2038	26,933	26,867
Series 2008-89, Class JD, 6.000%, 08/20/2038	31,284	31,204
Series 2008-9, Class FA, 1M CME TERM SOFR + 0.61%, 02/20/2038(a)	11,284	11,281
Series 2009-1, Class FA, 1M CME TERM SOFR + 1.164%, 01/20/2039(a)	47,372	47,589
Series 2009-10, Class NB, 5.000%, 02/16/2039	54,720	55,507
Series 2009-10, Class PH, 4.500%, 02/20/2039	20,028	19,992
Series 2009-118, Class PY, 5.000%, 12/16/2039	12,685	12,940

See Notes to Financial Statements and Financial Highlights.

23 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2009-12, Class NB, 5.000%, 03/20/2039	$36,255	$36,166
Series 2009-13, Class E, 4.500%, 03/16/2039	63,413	62,927
Series 2009-15, Class FM, 1M CME TERM SOFR + 1.15%, 03/20/2039(a)	44,312	44,323
Series 2009-24, Class WB, 5.000%, 03/20/2039	147,998	147,631
Series 2009-32, Class ZA, 5.500%, 05/20/2039	365,973	370,532
Series 2009-40, Class AD, 4.500%, 06/20/2039	309,000	305,924
Series 2009-47, Class LT, 5.000%, 06/20/2039	79,420	79,501
Series 2009-55, Class FN, 1M CME TERM SOFR + 1.11%, 07/20/2039(a)	16,675	16,729
Series 2009-58, Class PA, 4.500%, 07/20/2039	47,367	46,539
Series 2009-61, Class AP, 4.000%, 08/20/2039	21,737	21,298
Series 2009-61, Class MP, 5.000%, 08/20/2039	19,782	19,774
Series 2009-69, Class PH, 5.500%, 08/16/2039	92,000	93,311
Series 2009-75, Class GZ, 4.500%, 09/20/2039	66,185	66,273
Series 2009-76, Class JB, 4.500%, 07/20/2039	5,406	5,401
Series 2009-76, Class XA, 5.500%, 09/16/2039	425,664	435,028
Series 2009-77, Class KJ, 5.000%, 09/20/2039	79,185	81,146
Series 2009-83, Class TF, 1M CME TERM SOFR + 1.01%, 08/20/2039(a)	25,488	25,643
Series 2009-94, Class FA, 1M CME TERM SOFR + 0.81%, 10/16/2039(a)	49,338	49,424
Series 2010-103, Class WA, 5.651%, 08/20/2034(a)	118,114	120,008
Series 2010-105, Class BH, 3.000%, 01/16/2040	39,397	38,536
Series 2010-111, Class FA, 1M CME TERM SOFR + 0.46%, 09/20/2040(a)	32,729	32,485
Series 2010-134, Class YL, 4.500%, 10/20/2040	101,000	98,961
Series 2010-14, Class HA, 4.500%, 02/16/2040	76,070	75,792
Series 2010-147, Class PG, 3.500%, 05/20/2040	14,951	14,880
Series 2010-157, Class OP, –%, 12/20/2040(b)	6,810	5,897

	Principal Amount	Value (Note 2)
Series 2010-167, Class WL, 4.500%, 09/20/2040	$582,823	$583,936
Series 2010-169, Class JZ, 4.000%, 12/20/2040	154,344	146,484
Series 2010-19, Class GW, 4.750%, 02/20/2040	108,305	102,315
Series 2010-62, Class AF, 1M CME TERM SOFR + 0.56%, 04/16/2034(a)	7,534	7,533
Series 2010-76, Class NC, 4.500%, 06/20/2040	113,194	108,018
Series 2010-84, Class YB, 4.000%, 07/20/2040	15,023	14,692
Series 2010-H01, Class FA, 1M CME TERM SOFR + 0.93%, 01/20/2060(a)	3,477	3,499
Series 2010-H10, Class FC, 1M CME TERM SOFR + 1.11%, 05/20/2060(a)	16,940	17,091
Series 2010-H20, Class AF, 1M CME TERM SOFR + 0.44%, 10/20/2060(a)	24,644	24,589
Series 2010-H22, Class FE, 1M CME TERM SOFR + 0.46%, 05/20/2059(a)	327	323
Series 2010-H27, Class FA, 1M CME TERM SOFR + 0.49%, 12/20/2060(a)	9,901	9,836
Series 2011-100, Class MY, 4.000%, 07/20/2041	143,353	140,311
Series 2011-128, Class MD, 4.000%, 10/20/2040	37,316	37,229
Series 2011-137, Class WA, 5.583%, 07/20/2040(a)	149,703	154,348
Series 2011-59, Class QC, 4.000%, 12/20/2040	151,278	149,383
Series 2011-66, Class UA, 4.000%, 05/16/2041	148,279	141,786
Series 2011-71, Class ZC, 5.500%, 07/16/2034	109,505	109,899
Series 2011-97, Class WA, 6.066%, 11/20/2038(a)	17,889	18,104
Series 2011-H01, Class AF, 1M CME TERM SOFR + 0.56%, 11/20/2060(a)	15,762	15,753
Series 2011-H11, Class FA, 1M CME TERM SOFR + 0.61%, 03/20/2061(a)	22,682	22,687
Series 2011-H11, Class FB, 1M CME TERM SOFR + 0.61%, 04/20/2061(a)	13,229	13,233
Series 2011-H15, Class FA, 1M CME TERM SOFR + 0.56%, 06/20/2061(a)	7,681	7,677
Series 2012-108, Class CB, 2.500%, 09/20/2042	149,000	121,792

See Notes to Financial Statements and Financial Highlights.

24 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2012-116, Class BY, 3.000%, 09/16/2042	$267,000	$218,676
Series 2012-127, Class PG, 1.750%, 09/16/2042	95,503	88,237
Series 2012-32, Class PE, 3.500%, 03/16/2042	117,000	107,049
Series 2012-39, Class GA, 3.000%, 10/16/2040	12,765	12,586
Series 2012-56, Class HZ, 3.500%, 06/20/2040	1,413,801	1,293,784
Series 2012-68, Class GE, 3.000%, 05/20/2042	4,247	3,385
Series 2012-76, Class GF, 1M CME TERM SOFR + 0.41%, 06/16/2042(a)	15,141	15,046
Series 2012-84, Class TB, 2.500%, 07/20/2042	390,245	333,047
Series 2012-H08, Class FC, 1M CME TERM SOFR + 0.68%, 04/20/2062(a)	60,573	60,645
Series 2012-H14, Class FK, 1M CME TERM SOFR + 0.69%, 07/20/2062(a)	29,703	29,739
Series 2012-H20, Class PT, 4.386%, 07/20/2062(a)	1,645	1,654
Series 2013-100, Class MA, 3.500%, 02/20/2043	17,593	17,409
Series 2013-115, Class PM, 4.000%, 08/20/2043	358,576	340,719
Series 2013-169, Class EZ, 3.250%, 11/16/2043	119,704	104,988
Series 2013-22, Class GB, 2.500%, 08/20/2042	115,781	105,697
Series 2013-41, Class MY, 3.000%, 03/20/2043	223,680	202,457
Series 2013-54, Class WA, 4.902%, 11/20/2042(a)	298,212	303,413
Series 2013-6, Class BE, 3.000%, 01/20/2043	104,000	80,832
Series 2013-69, Class NA, 2.000%, 09/20/2042	164,347	152,497
Series 2013-70, Class LA, 1.000%, 05/20/2043	81,379	68,156
Series 2013-93, Class CA, 6.000%, 06/20/2043	682,341	708,619
Series 2013-98, Class KF, 1M CME TERM SOFR + 0.41%, 11/20/2041(a)	2,028	2,023
Series 2013-99, Class MF, 1M CME TERM SOFR + 0.41%, 07/20/2043(a)	44,022	43,367
Series 2013-H01, Class FA, 1.650%, 01/20/2063	2	2
Series 2013-H04, Class BA, 1.650%, 02/20/2063	1,609	1,550

	Principal Amount	Value (Note 2)
Series 2013-H07, Class GA, 1M CME TERM SOFR + 0.58%, 03/20/2063(a)	$19,110	$19,106
Series 2013-H09, Class HA, 1.650%, 04/20/2063	4,981	4,773
Series 2013-H18, Class EA, 1M CME TERM SOFR + 0.61%, 07/20/2063(a)	1,683	1,684
Series 2014-118, Class ZP, 4.000%, 08/20/2044	347,353	328,997
Series 2014-119, Class ZK, 3.500%, 08/16/2044	1,121,809	1,051,746
Series 2014-32, Class DA, 3.500%, 02/20/2044	101,590	87,288
Series 2014-53, Class JM, 6.932%, 04/20/2039(a)	65,308	68,835
Series 2014-98, Class HE, 3.000%, 07/20/2044	53,984	41,006
Series 2014-98, Class ZP, 3.000%, 07/16/2044	255,383	202,388
Series 2014-H10, Class TA, 1M CME TERM SOFR + 0.71%, 04/20/2064(a)	101,069	101,230
Series 2014-H15, Class FA, 1M CME TERM SOFR + 0.61%, 07/20/2064(a)	5,690	5,691
Series 2014-H16, Class FL, 1M CME TERM SOFR + 0.58%, 07/20/2064(a)	92,931	92,911
Series 2014-H19, Class HA, 3.000%, 09/20/2064	10,966	10,639
Series 2015-100, Class PD, 3.000%, 07/20/2045	155,728	144,198
Series 2015-63, Class KA, 3.000%, 04/20/2040	33,494	28,443
Series 2015-84, Class QA, 3.500%, 06/20/2045	173,778	158,167
Series 2015-91, Class QA, 2.824%, 05/20/2045(a)	1,331,980	1,179,395
Series 2015-H09, Class FA, 1M CME TERM SOFR + 0.73%, 04/20/2065(a)	57,628	57,688
Series 2015-H12, Class FB, 1M CME TERM SOFR + 0.71%, 05/20/2065(a)	16,172	16,187
Series 2015-H15, Class FC, 1M CME TERM SOFR + 0.69%, 06/20/2065(a)	27,662	27,674
Series 2015-H22, Class FC, 1M CME TERM SOFR + 0.71%, 09/20/2065(a)	12,455	12,466
Series 2015-H26, Class FA, 1M CME TERM SOFR + 0.63%, 10/20/2065(a)	11,517	11,522
Series 2015-H26, Class FG, 1M CME TERM SOFR + 0.63%, 10/20/2065(a)	56,743	56,773

See Notes to Financial Statements and Financial Highlights.

25 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2015-H27, Class FA, 1M CME TERM SOFR + 0.86%, 09/20/2065(a)	$445,753	$447,071
Series 2015-H29, Class FA, 1M CME TERM SOFR + 0.81%, 10/20/2065(a)	325	326
Series 2015-H30, Class FE, 1M CME TERM SOFR + 0.71%, 11/20/2065(a)	12,351	12,366
Series 2015-H31, Class FT, 1M CME TERM SOFR + 0.76%, 11/20/2065(a)	2,647	2,659
Series 2015-H32, Class FH, 1M CME TERM SOFR + 0.77%, 12/20/2065(a)	32,045	32,125
Series 2016-116, Class GV, 3.000%, 05/20/2026	310	309
Series 2016-120, Class KA, 2.000%, 09/20/2046	4,738	2,620
Series 2016-136, Class MY, 2.500%, 10/20/2046	100,000	65,632
Series 2016-136, Class PJ, 3.500%, 01/20/2046	188,597	157,910
Series 2016-163, Class B, 3.000%, 10/20/2046	119,000	93,073
Series 2016-19, Class AC, 3.000%, 02/20/2046	259,000	217,625
Series 2016-46, Class Z, 3.000%, 04/20/2046	130,887	83,611
Series 2016-82, Class BA, 3.000%, 09/20/2045	12,563	12,488
Series 2016-H06, Class FC, 1M CME TERM SOFR + 1.03%, 02/20/2066(a)	31,701	31,859
Series 2016-H08, Class FT, 1M CME TERM SOFR + 0.83%, 02/20/2066(a)	15,671	15,743
Series 2016-H11, Class F, 1M CME TERM SOFR + 0.91%, 05/20/2066(a)	922,611	926,119
Series 2016-H13, Class FT, 1M CME TERM SOFR + 0.69%, 05/20/2066(a)	392	392
Series 2016-H14, Class FA, 1M CME TERM SOFR + 0.91%, 06/20/2066(a)	115,729	116,149
Series 2016-H15, Class FA, 1M CME TERM SOFR + 0.91%, 07/20/2066(a)	321,111	322,251
Series 2016-H17, Class FC, 1M CME TERM SOFR + 0.94%, 08/20/2066(a)	54,404	54,636
Series 2016-H17, Class FK, 1M CME TERM SOFR + 0.96%, 07/20/2066(a)	17,665	17,765
Series 2016-H17, Class HA, 2.250%, 03/20/2066	18,159	17,533

	Principal Amount	Value (Note 2)
Series 2016-H20, Class PT, 6.992%, 09/20/2066(a)	$140,049	$143,961
Series 2016-H23, Class F, 1M CME TERM SOFR + 0.86%, 10/20/2066(a)	41,425	41,549
Series 2016-H23, Class PT, 6.907%, 09/20/2066(a)	144,464	147,624
Series 2016-H24, Class FG, 1M CME TERM SOFR + 0.86%, 10/20/2066(a)	132,543	132,896
Series 2016-H26, Class FC, 1M CME TERM SOFR + 1.11%, 12/20/2066(a)	31,051	31,263
Series 2017-150, Class JE, 3.000%, 07/20/2047	48,092	45,352
Series 2017-170, Class MC, 2.500%, 10/20/2047	42,811	38,919
Series 2017-36, Class MJ, 3.000%, 03/20/2047	29,085	25,523
Series 2017-56, Class AZ, 3.000%, 04/20/2047	125,103	104,624
Series 2017-80, Class BJ, 3.000%, 03/20/2047	69,485	65,264
Series 2017-80, Class LO, –%, 05/20/2047(b)	80,326	61,477
Series 2017-H06, Class FE, 1M CME TERM SOFR + 0.66%, 02/20/2067(a)	19,127	19,146
Series 2017-H14, Class FD, 1M CME TERM SOFR + 0.58%, 06/20/2067(a)	32,150	32,143
Series 2017-H15, Class FC, 1M CME TERM SOFR + 0.58%, 06/20/2067(a)	45,563	45,521
Series 2017-H16, Class PT, 4.417%, 05/20/2066(a)	5,571	5,501
Series 2017-H17, Class FG, 1M CME TERM SOFR + 0.61%, 08/20/2067(a)	5,922	5,923
Series 2017-H22, Class FH, 1Y CME TERM SOFR + 0.93%, 11/20/2067(a)	97,639	98,135
Series 2018-131, Class QA, 3.000%, 12/20/2047	216,473	199,188
Series 2018-160, Class AD, 3.500%, 02/20/2048	163,383	156,388
Series 2018-36, Class CZ, 4.000%, 03/20/2048	306,877	271,244
Series 2018-37, Class C, 2.500%, 01/20/2046	96,951	91,450
Series 2018-H07, Class FD, 1M CME TERM SOFR + 0.41%, 05/20/2068(a)	34,320	34,225
Series 2018-H09, Class FA, 1Y CME TERM SOFR + 1.22%, 04/20/2068(a)	328,676	334,857

See Notes to Financial Statements and Financial Highlights.

26 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2019-1, Class EY, 4.000%, 10/20/2048	$1,066,499	$969,112
Series 2019-103, Class EK, 4.000%, 04/20/2049	2,685,772	2,506,464
Series 2019-111, Class TE, 2.000%, 09/20/2049	30,804	25,791
Series 2019-128, Class AL, 2.500%, 10/20/2049	300,000	205,919
Series 2019-15, Class A, 0.526%, 07/20/2048(a)	300,226	182,289
Series 2019-18, Class HD, 3.500%, 02/20/2049	165,000	148,538
Series 2019-36, Class PD, 3.000%, 02/20/2049	194,277	175,227
Series 2019-H01, Class FT, 1M CME TERM SOFR + 0.51%, 10/20/2068(a)	9,520	9,525
Series 2019-H04, Class BA, 3.000%, 01/20/2069	4,967	4,943
Series 2019-H05, Class FT, 1Y US TI + 0.43%, 04/20/2069(a)	8,720	8,723
Series 2019-H08, Class FM, 1M CME TERM SOFR + 0.76%, 05/20/2069(a)	1,693,060	1,691,394
Series 2020-122, Class GZ, 3.000%, 08/20/2050	277,302	169,114
Series 2020-125, Class GA, 2.500%, 03/20/2050	260,583	223,558
Series 2020-125, Class GC, 2.500%, 08/20/2050	19,727	16,538
Series 2020-127, Class LZ, 1.500%, 08/20/2050	582,433	235,959
Series 2020-134, Class ZU, 3.000%, 09/20/2050	119,934	67,013
Series 2020-148, Class ZP, 2.000%, 10/20/2050	237,745	101,540
Series 2020-149, Class LU, 1.000%, 10/20/2050	199,995	89,921
Series 2020-153, Class ML, 2.500%, 10/20/2050	236,401	202,248
Series 2020-153, Class MP, 2.500%, 10/20/2050	250,918	214,571
Series 2020-187, Class KZ, 2.000%, 12/20/2050	172,432	73,170
Series 2020-32, Class UM, 2.500%, 03/20/2050	948,157	813,308
Series 2020-5, Class LC, 3.500%, 10/20/2049	81,482	77,441
Series 2020-61, Class AB, 3.000%, 05/20/2048	4,776	4,762
Series 2020-62, Class PD, 3.000%, 05/20/2050	395,379	341,847
Series 2020-62, Class WD, 0.417%, 05/20/2050(a)	488,945	284,087

	Principal Amount	Value (Note 2)
Series 2020-83, Class ML, 3.000%, 06/20/2050	$65,285	$58,681
Series 2020-98, Class CE, 3.000%, 07/20/2050	938,374	868,429
Series 2020-H01, Class FT, 1Y US TI + 0.50%, 01/20/2070(a)	8,980	8,992
Series 2020-H02, Class DA, 2.250%, 12/20/2069	16,247	16,129
Series 2020-H04, Class FP, 1M CME TERM SOFR + 0.61%, 06/20/2069(a)	98,576	98,701
Series 2020-H12, Class FE, 1M CME TERM SOFR + 1.21%, 06/20/2070(a)	896,736	911,170
Series 2020-H13, Class FA, 1M CME TERM SOFR + 0.56%, 07/20/2070(a)	183,980	182,926
Series 2021-104, Class AL, 1.500%, 06/20/2051	120,000	56,033
Series 2021-116, Class LZ, 2.500%, 07/20/2051	353,930	223,572
Series 2021-116, Class WZ, 2.000%, 07/20/2051	393,513	222,842
Series 2021-142, Class PZ, 0.750%, 08/20/2051	310,682	182,430
Series 2021-146, Class DE, 1.750%, 08/20/2051	320,006	291,867
Series 2021-146, Class PO, –%, 07/20/2051(b)	338,715	120,771
Series 2021-158, Class GK, 2.000%, 09/20/2051	150,492	94,688
Series 2021-205, Class NK, 1.500%, 11/20/2051	215,000	118,495
Series 2021-25, Class HA, 2.000%, 02/20/2051	658,388	541,457
Series 2021-8, Class AQ, 5.000%, 01/20/2051	122,834	121,023
Series 2021-8, Class KZ, 2.000%, 01/20/2051	162,150	60,497
Series 2021-H01, Class FA, 1M CME TERM SOFR + 1.36%, 11/20/2070(a)	2,614,157	2,657,108
Series 2021-H12, Class GA, 4.516%, 07/20/2071(a)	28,397	28,264
Series 2022-100, Class EB, 3.000%, 06/20/2052	1,729,475	1,309,149
Series 2022-104, Class KY, 4.500%, 06/20/2052	383,627	340,360
Series 2022-112, Class BM, 3.000%, 06/20/2052	344,718	257,586
Series 2022-126, Class BY, 3.000%, 07/20/2052	960,094	590,713
Series 2022-127, Class UL, 2.000%, 07/20/2052	309,557	151,729

See Notes to Financial Statements and Financial Highlights.

27 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2022-127, Class WC, 3.500%, 07/20/2052	$329,622	$209,478
Series 2022-137, Class PL, 4.000%, 08/20/2052	288,633	222,532
Series 2022-20, Class KZ, 2.500%, 01/20/2052	115,646	48,326
Series 2022-212, Class DZ, 5.500%, 12/20/2052	2,961,958	2,987,147
Series 2022-44, Class KZ, 4.500%, 03/20/2052	645,057	570,164
Series 2022-51, Class HZ, 3.000%, 03/20/2052	320,026	179,747
Series 2022-68, Class MD, 3.500%, 04/20/2052	223,000	163,761
Series 2022-76, Class PA, 4.000%, 04/20/2052	581,345	569,275
Series 2022-78, Class YX, 4.500%, 01/20/2051	568,704	570,216
Series 2022-H06, Class AB, 3.822%, 07/20/2067(a)	30,143	29,702
Series 2023-150, Class JD, 6.000%, 10/20/2053	407,200	418,443
Series 2023-173, Class DX, 6.000%, 11/20/2053	2,720,000	2,785,116
Series 2023-47, Class HZ, 5.500%, 03/20/2053	1,475,308	1,465,641
Series 2023-55, Class EB, 6.000%, 04/20/2053	17,605,264	18,093,433
Series 2023-55, Class HB, 6.500%, 04/20/2053	2,128,852	2,218,579
Series 2023-57, Class CV, 5.000%, 04/20/2034	1,684,473	1,711,966
Series 2023-59, Class GL, 6.000%, 04/20/2053	7,509,488	7,626,362
Series 2023-68, Class HB, 6.500%, 05/20/2053	8,022,983	8,379,939
		90,538,470
Vendee Mortgage Trust 2011-2 Series 2011-2, Class DZ, 3.750%, 10/15/2041	727,156	679,038

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $260,320,922)		255,320,500

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.25%)

Fannie Mae-Aces
Series 2001-M1, Class D, 6.460%, 02/25/2031(a)	44,496	44,649
Series 2006-M2, Class A3F, 5.345%, 09/25/2031(a)	113,581	114,171
Series 2013-M6, Class 1AC, 3.428%, 02/25/2043(a)	8,969,871	8,707,969

	Principal Amount	Value (Note 2)
Series 2016-M11, Class AL, 2.944%, 07/25/2039	$294,903	$268,663
Series 2018-M15, Class 1A2, 3.700%, 01/25/2036	470,000	445,095
Series 2019-M24, Class 2XA, 1.275%, 03/25/2031(a)	7,399,612	330,583
Series 2020-M1, Class A2, 2.444%, 10/25/2029	300,000	283,363
Series 2020-M10, Class X1, 1.897%, 12/25/2030(a)(c)	749,442	38,995
Series 2020-M10, Class X4, 0.985%, 07/25/2032(a)(c)	55,771,277	2,144,841
Series 2020-M12, Class IO, 1.401%, 07/25/2029(a)(c)	56,681,073	1,594,620
Series 2020-M13, Class X2, 1.326%, 09/25/2030(a)(c)	10,254,961	284,155
Series 2022-M5, Class A1, 2.413%, 01/01/2034(a)	258,309	243,589
Series 2022-M8, Class A2, 2.001%, 12/25/2031(a)	100,000	88,167
		14,588,860
Freddie Mac Multiclass Certificates Series 2020-P003
Series 2020-P003, Class A3, 1.956%, 09/25/2046	1,600,000	1,247,541

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2017-K153, Class X1, 0.391%, 10/25/2031(a)(c)	96,284,185	820,996
Series 2017-Q006, Class A2, 3.166%, 04/25/2028(a)	3,988,453	3,873,363
Series 2018-K154, Class X1, 0.421%, 11/25/2032(a)(c)	130,706,839	1,761,392
Series 2018-K156, Class X1, 0.207%, 06/25/2033(a)(c)	614,038,148	3,257,288
Series 2018-K158, Class X1, 0.217%, 10/25/2033(a)(c)	343,915,639	2,135,441
Series 2019-KLU2, Class X1, 1.399%, 08/25/2029(a)(c)	56,171,228	1,860,194
Series 2020-Q013, Class APT2, 1.188%, 04/25/2027(a)	2,865,128	2,799,652
Series 2021-1521, Class X1, 1.093%, 08/25/2036(a)(c)	15,477,511	1,126,811
Series 2021-KLU3, Class X1, 2.069%, 01/25/2031(a)(c)	166,383,539	10,598,432
		28,233,569
TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES
(Cost $46,759,502)		44,069,970

See Notes to Financial Statements and Financial Highlights.

28 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (10.80%)

Fannie Mae Pool
Series 2003-386375, 4.790%, 08/01/2028	$327,290	$326,514
Series 2005-843080, 6.000%, 12/01/2034	88,251	89,526
Series 2006-, 6.000%, 02/01/2036	83,201	84,776
Series 2007-943003, 5.500%, 08/01/2047	72,658	73,636
Series 2009-, 4.500%, 06/01/2039	232,555	228,472
Series 2009-463331, 5.250%, 08/01/2029	320,098	325,436
Series 2009-931707, 4.500%, 08/01/2039	76,998	75,307
Series 2009-958348, 5.440%, 04/01/2027	116,232	115,946
Series 2009-958878, 5.750%, 07/01/2027	1,158,858	1,156,020
Series 2010-, 3.500%, 10/01/2040	240,576	228,944
Series 2011-468477, 4.590%, 08/01/2026	353,314	353,033
Series 2011-469013, 5.470%, 08/01/2026	915,452	917,232
Series 2011-AH9290, 4.000%, 04/01/2041	17,652	16,808
Series 2012-,
3.000%, 12/01/2042	81,802	74,019
3.000%, 01/01/2043	99,655	91,156
3.040%, 12/01/2030	1,066,985	1,014,691
3.500%, 04/01/2042	42,570	39,577
Series 2012-470020, 4.200%, 01/01/2030	1,453,581	1,447,947
Series 2012-AM1387, 3.260%, 11/01/2032	78,780	76,336
Series 2012-MA1214, 3.000%, 10/01/2042	462,216	418,248
Series 2013-,
3.000%, 01/01/2043	225,701	206,460
3.000%, 02/01/2043	294,502	266,484
3.000%, 04/01/2043	177,356	160,481
3.000%, 07/01/2043	197,967	179,131
3.000%, 08/01/2043	54,944	50,417
3.380%, 05/01/2028	225,043	222,457
4.410%, 09/01/2028	79,144	79,654
Series 2013-AM4781, 4.180%, 11/01/2028	1,099,235	1,103,565
Series 2013-AR2289, 3.000%, 02/01/2033	129,761	125,030
Series 2013-AT9663, 2.500%, 07/01/2043	338,581	290,974

	Principal	Value
	Amount	(Note 2)
Series 2013-MA1586, 3.000%, 08/01/2043	$132,657	$121,346
Series 2014-,
3.000%, 06/01/2053	899,196	790,661
3.300%, 11/01/2026	243,768	242,598
3.730%, 07/01/2034	481,483	473,366
4.060%, 03/01/2030	434,082	431,520
Series 2015-,
3.180%, 07/01/2035	619,881	566,476
3.390%, 07/01/2035	176,694	165,995
3.500%, 10/01/2045	1,116,541	1,030,016
3.600%, 02/01/2040	208,186	195,724
3.610%, 08/01/2030	300,000	292,997
4.000%, 01/01/2041	78,549	76,003
4.500%, 06/01/2045	109,451	108,258
Series 2015-AM8666, 2.960%, 06/01/2030	157,884	150,841
Series 2015-AM8918, 3.250%, 09/01/2030	731,000	702,456
Series 2015-AM9173, 3.110%, 06/01/2027	216,871	214,399
Series 2016-,
3.158%, 07/01/2036(a)	1,574,590	1,426,222
6.000%, 07/01/2039	78,160	80,137
Series 2016-AL8405, 4.500%, 05/01/2041	77,710	76,663
Series 2016-AN3542, 3.410%, 11/01/2046	327,213	284,345
Series 2016-AN3749, 2.520%, 12/01/2026	415,560	411,444
Series 2016-BC0943, 3.500%, 05/01/2046	238,476	222,275
Series 2017-,
2.000%, 01/01/2032	80,675	76,051
2.880%, 09/01/2027	4,499,545	4,427,184
3.000%, 10/01/2027	1,175,259	1,157,994
3.010%, 07/01/2027	243,740	240,837
3.160%, 07/01/2027	141,148	139,668
3.170%, 01/01/2029	190,311	185,329
3.200%, 01/01/2029	136,578	133,639
3.210%, 11/01/2032	100,000	93,365
3.235%, 02/01/2032	130,913	123,960
3.350%, 01/01/2029	168,597	165,140
3.500%, 06/01/2047	227,433	209,464
Series 2017-AN4431, 3.220%, 01/01/2027	85,000	84,396
Series 2017-AN4469, 3.640%, 01/01/2029	630,405	622,869
Series 2017-AN4529, 3.620%, 01/01/2027	756,145	753,515
Series 2017-AN4833, 3.320%, 04/01/2027	95,000	94,351
Series 2017-AN5279, 3.340%, 04/01/2029	417,290	408,320

See Notes to Financial Statements and Financial Highlights.

29 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2017-AN5742, 3.190%, 05/01/2030	$126,329	$121,317
Series 2017-AN5796, 3.030%, 06/01/2027	252,512	249,703
Series 2017-AN6670, 3.210%, 09/01/2027	1,783,488	1,758,205
Series 2017-AN7060, 2.930%, 10/01/2027	1,780,000	1,746,973
Series 2017-AN7234, 3.010%, 12/01/2027	942,806	927,315
Series 2017-AN7384, 2.880%, 12/01/2027	45,046	44,233
Series 2017-AN7547, 3.370%, 11/01/2027	1,005,870	992,251
Series 2017-AN7823, 2.890%, 12/01/2027	229,664	225,532
Series 2017-CA0522, 3.000%, 10/01/2047	167,170	147,425
Series 2018-, 3.000%, 02/01/2033	35,290	34,031
3.000%, 04/01/2048	745,839	673,992
3.320%, 04/01/2028	550,000	541,119
3.430%, 03/01/2033	947,650	895,977
3.485%, 04/01/2028	6,350,000	6,274,126
3.500%, 09/01/2028	130,000	128,386
3.500%, 05/01/2048	156,564	153,883
3.545%, 04/01/2028	620,800	614,011
3.740%, 07/01/2028	175,000	173,643
3.940%, 10/01/2036	306,371	289,521
4.010%, 12/01/2030	290,554	287,751
4.500%, 09/01/2040	93,187	90,699
4.500%, 07/01/2041	219,232	213,953
4.500%, 08/01/2041	200,906	200,246
5.500%, 08/01/2048	414,724	423,983
6.000%, 08/01/2048	98,783	101,436
Series 2018-109435, 3.890%, 08/01/2028	1,758,171	1,744,192
Series 2018-387770, 3.625%, 07/01/2028	2,570,000	2,543,867
Series 2018-387983, 3.630%, 08/01/2028	1,916,511	1,880,924
Series 2018-AN8272, 3.170%, 02/01/2028	100,000	98,417
Series 2018-AN8493, 3.300%, 02/01/2030	393,062	380,198
Series 2018-AN8982, 3.440%, 05/01/2028	969,610	956,712
Series 2018-AN9038, 3.460%, 05/01/2028	133,037	131,368
Series 2018-AN924, 4.210%, 05/01/2033	418,310	417,104
Series 2018-AN9976, 3.960%, 02/01/2030	470,000	463,210
Series 2019-, 2.520%, 11/01/2029	134,745	127,670

	Principal	Value
	Amount	(Note 2)
2.820%, 10/01/2039	$890,864	$753,090
3.000%, 08/01/2049	62,766	56,305
3.500%, 08/01/2048	99,975	92,723
3.940%, 06/01/2035	2,574,774	2,457,803
4.000%, 07/01/2048	515,544	492,258
4.070%, 11/01/2026	126,564	126,134
4.500%, 08/01/2058	341,986	329,664
5.500%, 06/01/2049	132,887	136,857
6.000%, 05/01/2049	1,448,573	1,512,986
Series 2019-BL1300, 4.200%, 01/01/2029	1,375,000	1,373,828
Series 2019-BL1567, 3.590%, 02/01/2029	2,678,259	2,630,175
Series 2019-BL1596, 3.480%, 03/01/2029	153,092	150,536
Series 2019-BL2460, 3.400%, 05/01/2029	539,326	527,790
Series 2019-BM6011, 3.305%, 11/01/2026(a)	21,844	21,761
Series 2019-BM6152, 3.500%, 06/01/2044	794,206	744,744
Series 2019-MA3784, 3.500%, 09/01/2049	1,891,433	1,711,477
Series 2020-,
1.400%, 11/01/2032	7,945,000	6,601,083
1.500%, 01/01/2036	522,161	466,559
2.150%, 09/01/2029	500,000	468,083
3.000%, 03/01/2050	199,848	174,386
3.500%, 04/01/2050	156,200	141,332
Series 2021-,
1.710%, 08/01/2031	751,000	659,767
3.500%, 11/01/2051	681,005	616,085
Series 2022-,
2.030%, 12/01/2028	97,738	92,979
2.150%, 03/01/2029	150,000	141,106
2.400%, 03/01/2029	139,171	132,898
3.130%, 01/01/2029	142,667	138,975
3.790%, 05/01/2032	2,148,000	2,048,764
3.890%, 07/01/2032	690,000	668,580
3.910%, 06/01/2032	1,181,000	1,134,205
3.980%, 10/01/2032	700,000	679,832
4.110%, 09/01/2032	1,815,000	1,764,591
4.140%, 08/01/2032	2,038,000	1,983,832
4.240%, 07/01/2032	1,644,387	1,609,922
4.520%, 10/01/2032	1,209,000	1,200,970
5.080%, 10/01/2029	939,443	962,690
5.120%, 11/01/2032	2,979,000	3,054,263
5.250%, 10/01/2032	7,898,000	8,129,622
5.440%, 12/01/2032	2,122,000	2,201,792
5.500%, 07/01/2042	1,034,845	1,060,672
5.500%, 11/01/2052	9,534,017	9,784,563
5.620%, 11/01/2032	2,901,983	3,042,601
6.120%, 11/01/2032	1,635,791	1,699,620
6.500%, 11/01/2052	1,925,958	1,980,995

See Notes to Financial Statements and Financial Highlights.

30 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal	Value
	Amount	(Note 2)
Series 2023-,
1.500%, 01/01/2042	$3,576,318	$3,032,239
4.885%, 03/01/2033	750,000	768,960
5.030%, 04/01/2028	4,957,000	4,943,045
5.470%, 11/01/2033	997,499	1,030,209
5.500%, 02/01/2053	6,102,678	6,173,129
5.555%, 01/01/2030	8,933,000	9,183,270
6.000%, 02/01/2053	378,836	389,672
6.500%, 06/01/2043	1,945,117	2,018,028
6.500%, 04/01/2053	1,570,811	1,636,817
6.500%, 05/01/2053	5,245,063	5,546,645
6.500%, 06/01/2053	1,144,600	1,191,748
6.500%, 08/01/2053	5,651,202	5,900,705
7.000%, 04/01/2053	467,217	487,831
7.500%, 01/01/2054	223,445	238,639
Series 2024-,
5.340%, 07/01/2029	10,000,000	10,104,347
7.000%, 02/01/2054	562,086	596,704
7.000%, 05/01/2054	989,755	1,051,465
7.500%, 01/01/2054	708,387	745,730
		173,669,555
Freddie Mac
Series 2005-2936, Class FC, 30D US SOFR + 0.51%, 03/15/2029(a)	5,586	5,571

Freddie Mac Gold Pool
Series 2005-, 5.500%, 12/01/2035	141,288	138,634
Series 2006-, 6.000%, 01/01/2036	12,407	12,381
Series 2007-, 5.500%, 11/01/2037	51,267	51,626
Series 2012-, 3.500%, 08/01/2042	91,101	84,571
Series 2013-G80393, 5.000%, 08/20/2036	86,176	85,969
Series 2013-T65180, 3.000%, 11/01/2043	75,834	68,793
Series 2015-, 3.000%, 08/01/2045	1,371,096	1,236,669
Series 2015-U49046, 4.000%, 02/01/2029	7,401	7,360
Series 2016-, 3.500%, 06/01/2046	297,482	277,609
		1,963,612
Freddie Mac Pool
Series 2018-,
3.000%, 05/01/2045	187,263	170,385
3.000%, 09/01/2045	622,309	562,562
3.000%, 12/01/2045	339,261	299,195
3.500%, 12/01/2045	45,588	42,152
Series 2020-, 2.000%, 06/01/2050	773,119	608,482

	Principal	Value
	Amount	(Note 2)
Series 2021-, 2.190%, 06/01/2034	$142,358	$120,553
Series 2022-, 3.000%, 02/01/2046	3,206,439	2,845,794
Series 2023-,
4.600%, 01/01/2033	6,743,000	6,695,675
4.750%, 01/01/2033	16,673,950	16,695,286
4.900%, 01/01/2033	5,000,000	5,039,906
5.500%, 02/01/2053	6,542,311	6,597,387
6.500%, 04/01/2053	16,351,987	17,046,856
6.500%, 05/01/2053	7,115,654	7,454,760
6.500%, 08/01/2053	2,547,033	2,663,877
7.000%, 01/01/2053	2,045,143	2,168,487
Series 2024-,
5.030%, 02/01/2029	5,000,000	5,012,052
7.000%, 08/01/2054	1,264,340	1,317,280
		75,340,689
Ginnie Mae I Pool
Series 2010-, 4.500%, 08/15/2040	240,742	234,058
Series 2013-, 3.000%, 03/15/2043	288,296	265,478
		499,536
Ginnie Mae II Pool
Series 2010-,
4.000%, 09/20/2040	66,901	62,896
4.000%, 11/20/2040	65,853	61,913
4.000%, 12/20/2040	138,129	131,168
4.500%, 08/20/2040	226,453	220,228
4.875%, 01/20/2035	106,934	106,546
1M RFUCCT + 2.57%, 08/20/2060(a)	56,877	59,468
Series 2011-,
4.000%, 09/20/2041	120,108	114,572
4.500%, 07/20/2041	53,281	52,037
Series 2012-,
3.500%, 03/20/2042	274,553	246,763
3.500%, 04/20/2042	55,746	50,103
3.500%, 05/20/2042	96,437	86,674
3.500%, 06/20/2042	58,232	52,337
3.500%, 08/20/2042	65,061	58,474
3.500%, 09/20/2042	53,062	47,689
3.500%, 10/20/2042	65,728	59,074
3.500%, 12/20/2042	182,898	164,379
4.000%, 02/20/2042	17,784	16,719
4.000%, 04/20/2042	73,466	69,067
4.000%, 09/20/2042	83,698	79,433
Series 2012-5302,
3.500%, 02/20/2042	157,198	141,282
Series 2013-,
2.500%, 02/20/2043	96,111	82,556
3.000%, 06/20/2043	160,435	143,638
3.000%, 08/20/2043	327,169	298,594
3.250%, 04/20/2033	160,729	154,773
3.500%, 04/20/2043	167,564	150,596

See Notes to Financial Statements and Financial Highlights.

31 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal	Value
	Amount	(Note 2)
3.500%, 05/20/2043	$80,124	$72,895
3.500%, 06/20/2043	76,598	69,782
4.000%, 09/20/2043	240,165	226,940
Series 2013-MA1149, 3.000%, 07/20/2043	9,576	8,478
Series 2014-,
4.500%, 02/20/2034	211,031	210,027
4.500%, 06/20/2034	416,631	414,824
4.500%, 02/20/2044	182,949	184,112
4.500%, 05/20/2044	672,779	656,368
1M RFUCCT + 2.37%, 02/20/2064(a)	210,058	213,665
Series 2015-,
3.000%, 01/20/2040	184,035	165,577
3.500%, 06/20/2035	176,493	169,732
3.750%, 05/20/2045	85,035	78,593
4.500%, 08/20/2045	477,158	466,186
Series 2016-,
2.500%, 05/20/2031	107,316	103,024
3.000%, 06/20/2046	201,903	181,325
3.000%, 07/20/2046	169,040	150,794
3.500%, 06/20/2046	313,769	286,023
4.500%, 09/20/2045	208,175	203,080
4.500%, 03/20/2046	131,655	132,658
Series 2016-MA3588, 3.500%, 04/20/2046	210,459	189,141
Series 2016-MA3793, 3.500%, 07/20/2046	573,715	515,599
Series 2016-MA3865, 3.500%, 08/20/2046	360,347	323,845
Series 2017-,
2.500%, 01/20/2032	136,991	131,825
3.000%, 11/20/2032	160,640	154,863
3.500%, 10/20/2047	151,160	137,979
3.500%, 12/20/2047	574,572	520,216
4.395%, 01/20/2067(a)	89,305	88,901
Series 2018-,
3.500%, 02/20/2036	1,477,906	1,423,151
3.500%, 08/20/2047	90,613	83,181
3.500%, 01/20/2048	49,450	45,168
3.500%, 04/20/2048	359,809	329,914
4.000%, 05/20/2048	1,923,497	1,805,264
4.000%, 09/20/2048	1,860,997	1,747,897
4.500%, 07/20/2048	455,787	436,933
4.500%, 09/20/2048	207,286	202,552
5.500%, 10/20/2048	350,017	357,934
Series 2019-,
3.500%, 12/20/2047	339,526	310,498
3.500%, 08/20/2049	338,636	308,842
3.500%, 12/20/2049	114,409	102,352
4.000%, 04/20/2049	87,133	80,409
4.500%, 09/20/2049	311,683	303,382
4.500%, 11/20/2049	636,281	614,425
5.500%, 06/20/2049	95,410	97,372
6.000%, 01/20/2049	290,253	302,045

	Principal	Value
	Amount	(Note 2)
Series 2019-784688, 5.000%, 02/20/2049	$515,014	$513,231
Series 2019-MA5864, 3.000%, 04/20/2049	19,702	17,620
Series 2019-MA5920, 3.000%, 05/20/2049	5,418	4,797
Series 2019-MA5936, 6.500%, 05/20/2049	29,599	31,761
Series 2020-,
2.000%, 11/20/2050	2,614,181	2,125,631
2.500%, 01/20/2050	135,230	114,799
3.000%, 11/20/2050	128,046	112,877
3.500%, 12/20/2049	1,453,024	1,284,116
3.500%, 10/20/2050	164,608	148,624
4.000%, 02/20/2050	319,308	299,172
4.000%, 04/20/2050	505,162	469,894
4.000%, 05/20/2050	137,885	127,236
4.000%, 11/20/2050	653,934	599,475
Series 2021-,
2.000%, 09/20/2051	1,964,293	1,593,493
3.000%, 08/20/2051	735,201	663,972
4.000%, 02/20/2051	158,607	146,365
4.000%, 03/20/2051	1,487,902	1,398,124
Series 2022-,
3.000%, 12/20/2044	1,623,887	1,448,518
3.000%, 05/20/2052	2,729,852	2,396,142
4.000%, 08/20/2052	1,592,620	1,488,280
4.000%, 09/20/2052	10,105,429	9,430,766
5.000%, 05/20/2052	818,976	808,030
5.000%, 06/20/2052	565,611	563,528
6.000%, 12/20/2052	1,462,527	1,510,770
Series 2023-,
5.500%, 05/20/2053	3,940,404	4,044,173
6.000%, 08/20/2053	11,115,456	11,555,078
6.500%, 04/20/2053	7,518,395	7,982,905
6.500%, 10/20/2053	8,827,877	9,304,938
6.500%, 11/20/2053	1,207,835	1,274,739
7.000%, 10/20/2053	2,380,604	2,485,265
8.000%, 12/20/2063	1,168,627	1,224,430
Series 2024-,
3.000%, 10/20/2050	4,230,317	3,736,917
6.000%, 06/20/2054	2,204,386	2,272,561
6.000%, 11/20/2064	8,684,115	8,897,935
6.500%, 08/20/2054	486,817	508,791
6.500%, 04/20/2064	342,471	359,451
6.500%, 05/20/2064	1,781,887	1,870,230
6.500%, 10/20/2064	3,720,974	3,905,453
7.000%, 04/20/2054	2,136,861	2,202,414
8.000%, 12/20/2053	942,846	986,569
8.000%, 08/20/2054	1,440,737	1,513,203
8.000%, 12/20/2063	2,311,886	2,416,027
Series 2025-,
6.500%, 07/20/2055	4,128,506	4,202,116

See Notes to Financial Statements and Financial Highlights.

32 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
6.500%, 01/20/2065	$12,676,164	$13,291,409
		128,650,575
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $377,783,147)		380,129,538

	Principal Amount	Value (Note 2)
CORPORATE BONDS (45.70%)

Aerospace & Defense (4.44%)
Boeing Co.
6.53%, 05/01/2034	15,220,000	16,649,991
7.01%, 05/01/2064	29,000,000	32,419,670
General Dynamics Corp.
4.95%, 08/15/2035	5,235,000	5,267,357
General Electric Co.
4.90%, 01/29/2036	7,956,000	7,937,172
Honeywell Aerospace, Inc.
4.30%, 03/16/2031(e)	4,118,000	4,068,975
4.95%, 03/16/2036(e)	8,770,000	8,673,805
5.73%, 03/16/2056(e)	8,724,000	8,586,499
Howmet Aerospace, Inc.
4.75%, 04/15/2036	3,689,000	3,584,976
L3Harris Technologies, Inc.
5.35%, 06/01/2034	13,800,000	14,062,650
Lockheed Martin Corp.
5.00%, 08/15/2035	11,902,000	11,994,610
Northrop Grumman Corp.
5.25%, 07/15/2035	19,680,000	20,101,070
RTX Corp.
6.10%, 03/15/2034	21,275,000	22,909,115
Total Aerospace & Defense		156,255,890
Airlines (1.53%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(e)	4,590,167	4,594,004
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029(e)	11,250,000	11,137,801
5.31%, 10/20/2031(e)	8,000,000	7,863,105
Southwest Airlines Co.
5.25%, 11/15/2035	11,236,000	10,663,071
United Airlines 2020-1 Class A Pass	Through Trust
5.88%, 10/15/2027	2,926,405	2,980,405
United Airlines Holdings, Inc.
4.88%, 03/01/2029	8,471,000	8,365,634
5.38%, 03/01/2031	8,480,000	8,368,606
Total Airlines		53,972,626
Apparel & Textile Products (1.09%)
Gildan Activewear, Inc.
5.40%, 10/07/2035(e)	20,660,000	20,236,752

	Principal	Value
	Amount	(Note 2)
VF Corp.
2.95%, 04/23/2030	$19,978,000	$18,139,548
Total Apparel & Textile Products		38,376,300
Auto Parts Manufacturing (0.20%)
Goodyear Tire & Rubber Co.
5.63%, 04/30/2033	2,696,000	2,419,341
6.63%, 07/15/2030	4,514,000	4,471,166
Total Auto Parts Manufacturing		6,890,507
Automobiles Manufacturing (2.20%)
Ford Motor Credit Co. LLC
6.50%, 02/07/2035	24,776,000	25,259,509
6.80%, 05/12/2028	9,919,000	10,223,951
General Motors Co.
5.63%, 04/15/2030	3,100,000	3,192,341
6.25%, 04/15/2035	15,800,000	16,564,684
General Motors Financial Co., Inc.
5.45%, 01/08/2036	8,425,000	8,368,412
Hyundai Capital America
4.55%, 01/08/2031(e)	8,470,000	8,352,116
5.45%, 06/24/2026(e)	5,541,000	5,550,838
Total Automobiles Manufacturing		77,511,851
Banks (4.08%)
Capital One NA
5.97%, 08/09/2028(a)	9,250,000	9,483,853
Cooperatieve Rabobank UA
3.75%, 07/21/2026	4,500,000	4,491,987
Danske Bank A/S
1Y US TI + 0.95%, 03/01/2028(a)(e)	6,412,000	6,467,455
1Y US TI + 0.98%, 03/27/2032(a)(e)	1,155,000	1,159,152
1Y US TI + 1.40%, 03/01/2030(a)(e)	4,580,000	4,707,994
Fifth Third Bancorp
1D US SOFR + 0.95%, 04/29/2032(a)	8,474,000	8,348,157
1D US SOFR + 1.24%, 01/29/2037(a)	3,689,000	3,603,814
First Citizens BancShares, Inc.
1D US SOFR + 1.41%, 03/12/2031(a)	3,392,000	3,378,717
5Y US TI + 1.97%, 03/12/2040(a)	18,300,000	17,974,172
Huntington Bancshares, Inc.
5Y US TI + 1.35%, 01/28/2041(a)	1,924,000	1,880,801
Mizuho Bank, Ltd.
5.77%, 04/16/2046(e)	1,838,000	1,824,195
Morgan Stanley Private Bank NA
1D US SOFR + 1.02%, 11/19/2031(a)	8,300,000	8,192,288
Pinnacle Financial Partners, Inc.
1D US SOFR + 2.347%, 11/01/2030(a)	15,900,000	16,318,417
PNC Financial Services Group, Inc.
5Y US TI + 1.17%, 01/25/2041(a)	12,273,000	12,041,586

See Notes to Financial Statements and Financial Highlights.

33 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
US Bancorp
1D US SOFR + 0.867%, 01/26/2032(a)	$1,846,000	$1,825,098
1D US SOFR + 1.101%, 01/26/2037(a)	1,108,000	1,090,114
Wells Fargo & Co.
1D US SOFR + 1.10%, 01/23/2037(a)	8,483,000	8,267,831
1D US SOFR + 1.23%, 01/23/2047(a)	7,041,000	6,698,602
1D US SOFR + 1.74%, 04/23/2036(a)	12,576,000	12,901,935
1D US SOFR + 2.02%, 04/24/2034(a)	12,653,000	12,884,580
Total Banks		143,540,748
Biotechnology (0.35%)
BioMarin Pharmaceutical, Inc.
5.50%, 02/15/2034(e)	6,801,000	6,756,544
GENMAB A/S/GENMAB FINANCE LLC
6.25%, 12/15/2032(e)	5,571,000	5,720,442
Total Biotechnology		12,476,986
Cable & Satellite (0.39%)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028(e)	7,490,000	7,406,094
Sirius XM Radio LLC
5.00%, 08/01/2027(e)	6,184,000	6,169,114
Total Cable & Satellite		13,575,208
Casinos & Gaming (0.26%)
Penn Entertainment, Inc.
5.63%, 01/15/2027(e)	2,291,000	2,291,708
Station Casinos LLC
4.50%, 02/15/2028(e)	7,096,000	6,989,556
Total Casinos & Gaming		9,281,264
Chemicals (0.53%)
Celanese US Holdings LLC
7.00%, 02/15/2031	8,203,000	8,540,824
Eastman Chemical Co.
4.50%, 02/20/2031	6,550,000	6,439,335
Ecolab, Inc.
5.00%, 09/01/2035	3,758,000	3,786,568
Total Chemicals		18,766,727
Consumer Finance (2.35%)
American Express Co.
5Y US TI + 1.15%, 02/08/2041(a)	1,088,000	1,083,225
1D US SOFR + 1.237%, 10/24/2036(a)	9,761,000	9,458,837
SOFRINDX + 1.32%, 01/30/2036(a)(f)	4,155,000	4,247,730
1D US SOFR + 1.79%, 04/25/2036(a)	1,950,000	2,020,467
Fidelity National Information Services, Inc.
2.25%, 03/01/2031	7,930,000	7,047,150
4.55%, 03/10/2029	4,115,000	4,100,039
4.80%, 03/10/2031	8,533,000	8,489,217

	Principal Amount	Value (Note 2)
Fiserv, Inc.
2.65%, 06/01/2030	$5,500,000	$5,032,928
5.25%, 08/11/2035	5,200,000	5,076,137
5.45%, 03/15/2034	5,000,000	4,969,249
Global Payments, Inc.
4.88%, 11/15/2030	8,650,000	8,505,023
5.55%, 11/15/2035	7,470,000	7,209,000
Rocket Cos., Inc.
6.13%, 08/01/2030(e)	1,660,000	1,685,481
Rocket Mortgage LLC
3.88%, 03/01/2031(e)	2,213,000	2,055,819
Synchrony Financial
3.70%, 08/04/2026	3,192,000	3,185,333
Visa, Inc.
4.70%, 02/12/2036	8,468,000	8,392,704
Total Consumer Finance		82,558,339
Consumer Products (0.23%)
L'Oreal SA
5.00%, 05/20/2035(e)	8,100,000	8,203,071

Diversified Banks (1.88%)
Bank of America Corp.
1D US SOFR + 0.87%, 02/06/2032(a)	2,561,000	2,526,130
1D US SOFR + 1.04%, 04/23/2032(a)	3,925,000	3,909,787
1D US SOFR + 1.13%, 02/06/2037(a)	2,561,000	2,522,392
1D US SOFR + 1.572%, 04/23/2037(a)	5,490,000	5,460,443
1D US SOFR + 1.91%, 04/25/2034(a)	7,638,000	7,758,455
JPMorgan Chase & Co.
1D US SOFR + 0.93%, 04/22/2028(a)	4,054,000	4,099,705
1D US SOFR + 0.99%, 04/23/2032(a)	5,495,000	5,469,953
1D US SOFR + 1.07%, 01/22/2037(a)	5,571,000	5,432,778
1D US SOFR + 1.19%, 10/22/2036(a)	5,662,000	5,502,183
1D US SOFR + 1.26%, 04/23/2037(a)	4,120,000	4,096,961
1D US SOFR + 1.30%, 02/05/2037(a)	5,086,000	5,005,289
1D US SOFR + 1.62%, 01/23/2035(a)	10,386,000	10,530,612
1D US SOFR + 1.635%, 07/23/2036(a)	3,740,000	3,796,064
Total Diversified Banks		66,110,752
Electrical Equipment Manufacturing (0.12%)
GE Vernova, Inc.
4.88%, 02/04/2036	4,088,000	4,045,286

Entertainment Content (0.78%)
Discovery Global Holdings, Inc.
5.14%, 03/15/2052	11,673,000	7,515,399

See Notes to Financial Statements and Financial Highlights.

34 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Paramount Global
4.20%, 05/19/2032	$3,750,000	$3,278,293
4.38%, 03/15/2043	4,248,000	2,710,965
4.95%, 05/19/2050	9,656,000	6,070,765
Walt Disney Co.
4.63%, 03/14/2036	8,061,000	7,847,876
Total Entertainment Content		27,423,298
Exploration & Production (2.03%)
Ascent Resources Utica Holdings LLC / ARU
Finance Corp.
6.63%, 07/15/2033(e)	575,000	591,055
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(e)	5,537,000	5,575,105
7.25%, 02/15/2035(e)	14,155,000	14,444,974
Occidental Petroleum Corp.
7.88%, 09/15/2031	17,116,000	19,479,623
Permian Resources Operating LLC
5.88%, 07/01/2029(e)	3,782,000	3,786,731
6.25%, 02/01/2033(e)	5,925,000	6,069,468
7.00%, 01/15/2032(e)	8,564,000	8,911,827
9.88%, 07/15/2031(e)	4,113,000	4,353,438
Viper Energy Partners LLC
5.70%, 08/01/2035	8,102,000	8,229,472
Total Exploration & Production		71,441,693
Financial Services (4.75%)
Affiliated Managers Group, Inc.
5.50%, 02/15/2036	6,921,000	6,839,051
Bank of New York Mellon Corp.
1D US SOFR + 1.177%, 04/23/2037(a)	3,680,000	3,653,091
Charles Schwab Corp.
SOFRINDX + 1.05%, 03/03/2027(a)(f)	9,431,000	9,476,495
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030(e)	9,550,000	9,720,835
5.75%, 03/27/2036(e)	3,695,000	3,647,820
6.20%, 06/18/2035(e)	9,392,000	9,622,764
Goldman Sachs Group, Inc.
5Y US TI + 1.18%, 02/02/2041(a)	8,552,000	8,327,269
1D US SOFR + 1.19%, 01/21/2037(a)	8,506,000	8,318,923
1D US SOFR + 1.55%, 07/23/2035(a)	8,235,000	8,268,579
1D US SOFR + 1.58%, 04/23/2031(a)	6,521,000	6,628,320
Jane Street Group / JSG Finance, Inc
6.13%, 11/01/2032(e)	5,091,000	5,120,667
6.75%, 05/01/2033(e)	6,320,000	6,496,018
7.13%, 04/30/2031(e)	15,700,000	16,286,878
Lseg US Fin Corp.
5.25%, 03/23/2036(e)	8,098,000	8,072,891

	Principal Amount	Value (Note 2)
Morgan Stanley
5Y US TI + 1.17%, 01/18/2041(a)	$9,714,000	$9,457,631
SOFRINDX + 1.18%, 04/16/2032(a)(f)	8,725,000	8,705,547
1D US SOFR + 1.184%, 01/30/2037(a)	5,484,000	5,367,934
SOFRINDX + 1.41%, 04/10/2037(a)(f)	2,750,000	2,734,544
1D US SOFR + 2.62%, 04/20/2037(a)	8,349,000	8,361,810
1D US SOFR + 1.314%, 10/22/2036(a)	8,260,000	8,018,878
UBS Group AG
1D US SOFR + 1.34%, 08/10/2037(a)(e)	2,716,000	2,664,369
1D US SOFR + 1.34%, 03/23/2037(a)(e)	11,650,000	11,301,847
Total Financial Services		167,092,161
Food & Beverage (0.48%)
Pilgrim's Pride Corp.
3.50%, 03/01/2032	822,000	751,295
6.25%, 07/01/2033	2,639,000	2,770,438
6.88%, 05/15/2034	12,266,000	13,339,007
Total Food & Beverage		16,860,740
Health Care Facilities & Services (0.35%)
HCA, Inc.
2.38%, 07/15/2031	11,927,000	10,585,647
5.70%, 11/15/2055	1,873,000	1,743,314
Total Health Care Facilities & Services		12,328,961
Homebuilders (0.02%)
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030(e)	807,000	804,297
Integrated Oils (0.57%)
Saudi Arabian Oil Co.
4.38%, 02/02/2031(e)	3,427,000	3,371,358
5.00%, 02/02/2036(e)	8,556,000	8,427,509
TotalEnergies Capital USA LLC
4.57%, 01/13/2033	4,075,000	4,031,312
4.86%, 01/13/2036	4,446,000	4,380,106
Total Integrated Oils		20,210,285
Internet Media (1.05%)
Alphabet, Inc.
4.70%, 11/15/2035	8,261,000	8,113,844
4.80%, 02/15/2036	5,089,000	5,040,068
5.35%, 11/15/2045	1,924,000	1,868,398
5.45%, 11/15/2055	2,749,000	2,631,347
5.65%, 02/15/2056	2,559,000	2,511,719
5.70%, 11/15/2075	4,123,000	3,949,032

See Notes to Financial Statements and Financial Highlights.

35 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Meta Platforms, Inc.
5.25%, 05/15/2036	$5,470,000	$5,460,979
6.30%, 05/15/2056	7,325,000	7,351,003
Total Internet Media		36,926,390
Machinery Manufacturing (0.47%)
Eaton Corp.
4.50%, 03/06/2033	3,680,000	3,626,472
4.80%, 03/06/2036	9,206,000	9,066,564
5.45%, 03/06/2056	4,049,000	3,920,481
Total Machinery Manufacturing		16,613,517
Manufactured Goods (0.12%)
Chart Industries, Inc.
7.50%, 01/01/2030(e)	4,228,000	4,394,503
Medical Equipment & Devices Manufacturing (1.90%)
Abbott Laboratories
4.65%, 03/15/2036	3,683,000	3,578,223
Augusta SpinCo Corp.
4.66%, 03/23/2031	4,417,000	4,408,382
5.25%, 03/23/2036	7,365,000	7,337,975
Insulet Corp.
6.50%, 04/01/2033(e)	2,846,000	2,907,041
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029(e)	16,405,000	16,796,604
Solventum Corp.
5.45%, 03/13/2031	7,429,000	7,635,580
Thermo Fisher Scientific, Inc.
4.90%, 02/12/2036	10,818,000	10,713,338
5.55%, 02/12/2046	5,360,000	5,255,376
VSP Optical Group, Inc.
5.45%, 12/01/2035(e)	8,310,000	8,214,491
Total Medical Equipment & Devices Manufacturing		66,847,010
Oil & Gas Services & Equipment (0.50%)
Baker Hughes Holdings LLC / Baker Hughes Co.- Obligor, Inc.
4.35%, 06/15/2031	7,367,000	7,282,598
5.00%, 06/15/2036	6,950,000	6,842,379
5.85%, 06/15/2056	3,470,000	3,427,913
Total Oil & Gas Services & Equipment		17,552,890
Pharmaceuticals (0.82%)
Amneal Pharmaceuticals LLC
6.88%, 08/01/2032(e)	12,273,000	12,761,318
Novartis Capital Corp.
4.90%, 03/18/2036	7,363,000	7,314,852
5.70%, 03/18/2056	8,654,000	8,674,461
Total Pharmaceuticals		28,750,631
Pipeline (2.03%)
Buckeye Partners LP
4.50%, 03/01/2028(e)	7,290,000	7,226,697
6.88%, 07/01/2029(e)	12,612,000	13,028,852
Energy Transfer LP
7.38%, 02/01/2031(e)	8,947,000	9,268,572
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(e)	12,936,000	11,857,750
4.32%, 12/30/2039(e)	9,061,000	7,652,144

	Principal Amount	Value (Note 2)
Kinetik Holdings LP
6.63%, 12/15/2028(e)	$7,715,000	$7,874,029
MPLX LP
6.20%, 09/15/2055	6,391,000	6,301,986
NuStar Logistics LP
6.38%, 10/01/2030	6,012,000	6,252,660
Targa Resources Corp.
4.35%, 01/15/2029	1,849,000	1,840,500
Total Pipeline		71,303,190
Power Generation (0.47%)
Constellation Energy Generation LLC
4.40%, 01/15/2031	4,142,000	4,099,911
5.88%, 01/15/2066	7,412,000	7,125,726
Vistra Operations Co. LLC
7.75%, 10/15/2031(e)	4,996,000	5,241,778
Total Power Generation		16,467,415
Property & Casualty Insurance (0.22%)
Brown & Brown, Inc.
5.55%, 06/23/2035	7,850,000	7,829,582
Publishing & Broadcasting (0.32%)
Nexstar Media, Inc.
6.50%, 09/15/2033(e)	11,025,000	11,116,960
Real Estate (1.10%)
CBRE Services, Inc.
5.25%, 06/01/2036	4,400,000	4,318,466
CoStar Group, Inc.
2.80%, 07/15/2030(e)	8,601,000	7,815,363
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(e)	10,995,000	11,002,182
GLP Capital LP / GLP Financing II, Inc.
5.63%, 03/01/2036	5,205,000	5,119,422
Iron Mountain, Inc.
5.25%, 03/15/2028(e)	1,397,000	1,396,378
VICI Properties LP / VICI Note Co., Inc	.
4.13%, 08/15/2030(e)	9,328,000	8,960,635
Total Real Estate		38,612,446
Refining & Marketing (0.28%)
HF Sinclair Corp.
5.00%, 02/01/2028	2,667,000	2,661,650
Sunoco LP
5.38%, 07/15/2031(e)	1,375,000	1,369,342
5.63%, 03/15/2031(e)	2,237,000	2,246,185
5.63%, 07/15/2034(e)	1,375,000	1,357,251
5.88%, 03/15/2034(e)	2,237,000	2,230,113
Total Refining & Marketing		9,864,541
Restaurants (0.42%)
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028(e)	3,270,000	3,210,954

See Notes to Financial Statements and Financial Highlights.

36 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Starbucks Corp.
3.35%, 03/12/2050	$4,775,000	$3,233,182
5.40%, 05/15/2035	8,106,000	8,321,030
Total Restaurants		14,765,166
Retail - Consumer Discretionary (0.77%)
Amazon.com, Inc.
4.88%, 03/13/2036	17,285,000	17,038,124
5.80%, 03/13/2056	5,229,000	5,150,199
Gap, Inc.
3.63%, 10/01/2029(e)	2,539,000	2,397,136
O'Reilly Automotive, Inc.
5.10%, 03/12/2036	2,577,000	2,550,958
Total Retail - Consumer Discretionary		27,136,417
Semiconductors (1.23%)
Broadcom, Inc.
5.20%, 07/15/2035	5,628,000	5,679,496
Foundry JV Holdco LLC
6.10%, 01/25/2036(e)	7,900,000	8,302,196
6.25%, 01/25/2035(e)	6,100,000	6,447,382
6.30%, 01/25/2039(e)	15,850,000	16,843,355
Intel Corp.
6.13%, 05/15/2056	6,234,000	6,191,891
Total Semiconductors		43,464,320
Software & Services (2.52%)
Fair Isaac Corp.
6.00%, 05/15/2033(e)	7,950,000	7,846,762
Leidos, Inc.
2.30%, 02/15/2031	2,698,000	2,402,257
5.00%, 03/15/2036	2,585,000	2,525,507
5.40%, 03/15/2032	8,013,000	8,171,435
Oracle Corp.
5.70%, 02/04/2036	5,033,000	4,835,970
6.70%, 02/04/2056	5,122,000	4,724,224
Salesforce, Inc.
4.90%, 09/15/2031	4,057,000	4,046,029
5.55%, 03/15/2036	9,521,000	9,498,271
6.55%, 03/15/2056	6,801,000	6,759,426
Synopsys, Inc.
4.85%, 04/01/2030	10,215,000	10,304,898
5.15%, 04/01/2035	13,612,000	13,618,280
VMware LLC
2.20%, 08/15/2031	4,979,000	4,408,349
4.70%, 05/15/2030	9,399,000	9,454,895
Total Software & Services		88,596,303
Supermarkets & Pharmacies (0.73%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
5.50%, 03/31/2031(e)	1,809,000	1,801,212
5.63%, 03/31/2032(e)	2,724,000	2,688,482
6.50%, 02/15/2028(e)	14,670,000	14,853,962
Kroger Co.
5.00%, 09/15/2034	6,469,000	6,392,478
Total Supermarkets & Pharmacies		25,736,134
Transportation & Logistics (0.30%)
Allison Transmission, Inc.
5.88%, 12/01/2033(e)	1,742,000	1,762,592

	Principal	Value
	Amount	(Note 2)
Fedex Freight Holding Co., Inc.
5.25%, 03/15/2036(e)	$9,181,000	$8,940,925
Total Transportation & Logistics		10,703,517
Travel & Lodging (0.53%)
Carnival Corp., Ltd.
4.00%, 08/01/2028(e)	3,953,000	3,861,963
5.75%, 08/01/2032(e)	14,604,000	14,695,684
Total Travel & Lodging		18,557,647
Utilities (0.44%)
American Water Capital Corp.
5.15%, 03/01/2034	4,761,000	4,844,022
5.25%, 03/01/2035	7,161,000	7,269,254
Edison International
4.80%, 03/15/2031	3,290,000	3,212,271
Total Utilities		15,325,547
Waste & Environment Services & Equipment (0.08%)
GFL Environmental, Inc.
4.00%, 08/01/2028(e)	2,814,000	2,752,026
Wireless Telecommunications Services (0.57%)
AT&T, Inc.
5.25%, 10/30/2036	8,770,000	8,670,022
6.20%, 10/30/2056	5,520,000	5,471,879
SoftBank Corp.
5.33%, 07/09/2035(e)	6,143,000	6,084,812
Total Wireless Telecommunications Services		20,226,713
Wireline Telecommunications Services (0.20%)
HUT 8 DC LLC
6.19%, 11/15/2042(e)	1,835,000	1,851,347
QTS Fayetteville I Dc1-2 LLC / QTS TRS
Fayetteville I DC1-2 LLC
5.70%, 04/15/2036(e)	5,487,000	5,338,764
Total Wireline Telecommunications Services		7,190,111
TOTAL CORPORATE BONDS
(Cost $1,610,468,551)		1,608,459,966

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (28.49%)

U.S.Treasury Bonds (28.49%)
United States Treasury Bonds
4.63%, 11/15/2055	118,254,000	111,537,542
4.63%, 11/15/2045	146,449,000	139,950,325
4.63%, 02/15/2046	1,742,000	1,663,746
4.75%, 08/15/2055	119,625,000	115,101,680
4.88%, 08/15/2045	98,923,000	97,725,104

See Notes to Financial Statements and Financial Highlights.

37 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
United States Treasury Notes
3.38%, 02/29/2028	$87,823,000	$87,059,694
3.50%, 01/31/2028	17,538,000	17,425,305
3.50%, 10/31/2027	8,268,000	8,223,753
3.63%, 08/31/2027	77,794,000	77,572,166
3.75%, 06/30/2027	24,355,000	24,337,876
3.75%, 01/31/2031	6,522,000	6,448,118
3.88%, 03/31/2028	17,899,000	17,896,203
4.00%, 05/31/2030	12,680,000	12,689,163
4.13%, 10/31/2029	112,582,000	113,219,671
4.13%, 02/15/2036	82,357,000	80,626,217
4.25%, 01/31/2030	90,367,000	91,254,785
Total U.S.Treasury Bonds		1,002,731,348
TOTAL GOVERNMENT BONDS
(Cost $1,017,668,165)		1,002,731,348

Description	Shares	Value (Note 2)
PREFERRED STOCK (3.98%)

Energy (0.07%)
Pipeline (0.07%)
Energy Transfer LP, Series B, 3M CME TERM SOFR + 4.416%(a)(g)	2,506,000	2,536,047

Financials (2.13%)
Banks (0.55%)
Bank of Hawaii, 8.000%(g)	149,327	3,949,699
US Bancorp, 5Y US TI + 2.541%(a) (g)	6,364,000	6,267,637
Wells Fargo & Co., Series GG, 5Y US TI + 2.34%(a)(g)	8,989,000	9,023,032
Consumer Finance (0.38%)
Ally Financial, Inc., Series B, 5Y US TI + 3.868%(a)(g)	5,189,000	5,178,677
Ally Financial, Inc., Series C, 7Y US TI + 3.481%(a)(g)	2,982,000	2,870,612
American Express Co., 5Y US TI + 2.854%(a)(g)	5,289,000	5,242,469
Diversified Banks (0.18%)
HSBC Holdings PLC, Series ., 5Y US TI + 2.798%(a)(g)	3,470,000	3,542,055
JPMorgan Chase & Co., Series PP, 5Y US TI + 2.08%(a)(g)	2,735,000	2,735,000
Financial Services (0.96%)
Charles Schwab Corp., Series I, 5Y US TI + 3.168%(a)(g)	10,656,000	10,645,318
Charles Schwab Corp., Series L, 5Y US TI + 2.25%(a)(g)	3,680,000	3,682,810
Depository Trust & Clearing Corp., Series D, 5Y US TI + 2.606%(a) (e)(g)	4,420,000	4,402,056
Goldman Sachs Group, Inc., Series X, 5Y US TI + 2.809%(a)(g)	3,724,000	3,894,384
UBS Group AG, 6.000%(a)(e)(g)	11,239,000	11,339,724

	Principal	Value
	Amount	(Note 2)
Life Insurance (0.06%)
Jackson Financial, Inc., 5Y US TI + 3.728%(a)(g)	80,297	$2,093,343
Total Financials		74,866,816
Government (0.38%)
Government Agencies (0.38%)
CoBank ACB, Series M, 5Y US TI + 2.818%(a)(g)	7,000,000	7,191,387
Farm Credit Bank of Texas, 5Y US TI + 3.291%(a)(g)	3,980,000	4,152,100
Farm Credit Bank of Texas, Series 6, 5Y US TI + 3.01%(a)(g)	1,950,000	1,999,409
Total Government		13,342,896
Health Care (0.24%)
Health Care Facilities & Services (0.24%)
CVS Health Corp., 5Y US TI + 2.886%(a)(g)	8,000,000	8,305,498

Utilities (1.16%)
Power Generation (0.55%)
American Electric Power Co., Inc., 5Y US TI + 2.675%(a)(g)	10,228,000	10,080,067
Dominion Energy, Inc., 5Y US TI + 2.006%(a)(g)	2,543,000	2,548,969
Dominion Energy, Inc., 5Y US TI + 2.262%(a)(g)	2,826,000	2,829,374
Vistra Corp., 5Y US TI + 6.93%(a) (e)(g)	3,967,000	4,003,746
Utilities (0.61%)
Emera, Inc., Series 16-A, 3M US SOFR + 5.44%(a)(g)	2,722,000	2,724,945
Entergy Corp., 5Y US TI + 2.67%(a) (g)	3,980,000	4,099,850
Eversource Energy, Series B, 5Y US TI + 2.325%(a)(g)	2,900,000	2,900,166
PacifiCorp, 5Y US TI + 3.292%(a)(g)	4,908,000	4,893,803
Sierra Pacific Power Co., 5Y US TI + 2.638%(a)(g)	2,742,000	2,731,877
Xcel Energy, Inc., 5Y US TI + 2.168%(a)(g)	4,081,000	4,037,722
Total Utilities		40,850,519
TOTAL PREFERRED STOCK
(Cost $137,115,860)		139,901,776

See Notes to Financial Statements and Financial Highlights.

38 | alpsfunds.com

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2026 (Unaudited)

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.82%)

Money Market Fund (0.82%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	3.54%	28,851,580	$28,851,580

TOTAL SHORT TERM INVESTMENTS
(Cost $28,851,580)			28,851,580

TOTAL INVESTMENTS (99.23%)
(Cost $3,512,460,902)			$3,492,695,371

Other Assets In Excess Of Liabilities (0.77%)			27,105,921

NET ASSETS (100.00%)			$3,519,801,292

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

SOFRINDX - US SOFR Secured Overnight Financing Rate Compounded Index

TI – Treasury Index

Reference Rates:

1M US SOFR - 1 Month SOFR as of April 30, 2026 was 3.65%

3M US SOFR - 3 Month SOFR as of April 30, 2026 was 3.67%

7Y US TI - 7 Year US Treasury Index as of April 30, 2026 was 4.20%

30D US SOFR - 30 Day SOFR as of April 30, 2026 was 3.65%

1D US SOFR - 1 Day SOFR as of April 30, 2026 was 3.66%

1Y CME TERM SOFR - 1 Year SOFR as of April 30, 2026 was 3.74%

1Y US TI - 1 Year US TI as of April 30, 2026 was 3.72%

5Y US TI - 5 Year US TI as of April 30, 2026 was 4.02%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of April 30, 2026 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Interest only security.
(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of April 30, 2026.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026, the aggregate market value of those securities was $553,913,639, representing 15.74% of net assets.
(f)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.
(g)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Financial Statements and Financial Highlights.

39 | alpsfunds.com

ALPS | Smith Credit Opportunities Fund
Statement of Investments	April 30, 2026 (Unaudited)

Description	Shares	Value (Note 2)
COMMON STOCKS (0.34%)

Communications (0.20%)
Verizon Communications, Inc.	2,799	$134,436

Consumer Staples (0.14%)
Kraft Heinz Co.	4,150	94,039

TOTAL COMMON STOCKS
(Cost $227,014)		228,475

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (7.30%)

Fannie Mae
Series 2002-71, Class AP, 5.000%, 11/25/2032	$3,418	3,323
Series 2002-90, Class A1, 6.500%, 06/25/2042	39,164	39,487
Series 2008-8, Class FB, 30D US SOFR + 0.93%, 02/25/2038(a)	78,694	79,201
Series 2010-114, Class TC, 2.250%, 03/25/2037	197,553	182,755
Series 2011-110, Class BX, 4.000%, 10/25/2041	245,364	239,205
Series 2012-110, Class CA, 3.000%, 10/25/2042	82,893	76,216
Series 2012-39, Class NB, 4.000%, 04/25/2042	175,000	163,332
Series 2013-29, Class JE, 1.250%, 04/25/2043	149,515	120,241
Series 2015-27, Class ME, 3.500%, 10/25/2044	128,000	121,648
Series 2019-14, Class CA, 3.500%, 04/25/2049	92,353	89,149
Series 2019-7, Class JA, 3.500%, 03/25/2049	82,415	79,156
Series 2019-74, Class LB, 3.000%, 10/25/2049	107,577	98,224
Series 2021-94, Class KU, 2.000%, 12/25/2051	148,251	82,503
		1,374,440
Freddie Mac
Series 2002-2455, Class GK, 6.500%, 05/15/2032	6,954	7,247
Series 2002-2505, Class D, 5.500%, 09/15/2032	15,837	15,814
Series 2005-2990, Class GO, –%, 02/15/2035(b)	19,491	17,147
Series 2011-3965, Class ZA, 4.000%, 11/15/2041	227,062	219,911
Series 2012-4096, Class BY, 2.000%, 08/15/2042	85,000	69,048

	Principal Amount	Value (Note 2)
Series 2012-4116, Class UC, 2.500%, 10/15/2042	$103,000	$74,451
Series 2012-4140, Class BW, 2.500%, 12/15/2042	100,000	74,922
Series 2015-4537, Class AZ, 3.000%, 12/15/2045	19,063	16,617
Series 2016-4579, Class W, 6.149%, 01/15/2038(a)	48,959	50,212
Series 2016-4614, Class PB, 3.000%, 01/15/2046	186,022	173,297
Series 2018-4839, Class PZ, 4.000%, 11/15/2048	134,919	115,658
Series 2021-5142, Class PN, 1.000%, 09/25/2051	59,350	44,217
Series 2021-5151, Class LV, 1.500%, 09/25/2051	262,893	141,387
		1,019,928
Ginnie Mae
Series 2009-93, Class HG, 4.000%, 09/16/2039	4,634	4,618
Series 2011-139, Class KZ, 2.500%, 10/20/2041	40,510	37,389
Series 2011-141, Class GH, 3.000%, 10/16/2041	150,000	119,851
Series 2011-H05, Class FB, 1M CME TERM SOFR + 0.61%, 12/20/2060(a)	5,768	5,770
Series 2011-H14, Class FC, 1M CME TERM SOFR + 0.61%, 05/20/2061(a)	6,909	6,911
Series 2012-137, Class EB, 2.000%, 11/20/2042	100,000	66,420
Series 2012-16, Class ND, 2.000%, 05/20/2039	121,558	110,973
Series 2012-41, Class TJ, 4.000%, 03/20/2042	187,933	168,697
Series 2012-H20, Class BA, 1M CME TERM SOFR + 0.67%, 09/20/2062(a)	4,326	4,331
Series 2012-H29, Class SA, 1M CME TERM SOFR + 0.63%, 10/20/2062(a)	12,437	12,444
Series 2013-28, Class DB, 3.000%, 02/20/2043	170,000	134,836
Series 2013-44, Class CE, 2.500%, 03/16/2043	105,656	82,796
Series 2013-9, Class KY, 3.000%, 01/20/2043	324,000	282,362
Series 2013-H07, Class GA, 1M CME TERM SOFR + 0.58%, 03/20/2063(a)	4,410	4,409
Series 2013-H10, Class FA, 1M CME TERM SOFR + 0.51%, 03/20/2063(a)	2,676	2,673
Series 2013-H22, Class FT, 1Y US TI + 0.65%, 04/20/2063(a)	278	279

See Notes to Financial Statements and Financial Highlights.

40 | alpsfunds.com

ALPS | Smith Credit Opportunities Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal	Value
	Amount	(Note 2)
Series 2013-H23, Class FA, 1M CME TERM SOFR + 1.41%, 09/20/2063(a)	$1,669	$1,682
Series 2014-21, Class PB, 4.000%, 02/16/2044	150,000	135,247
Series 2014-H03, Class FA, 1M CME TERM SOFR + 0.71%, 01/20/2064(a)	2,070	2,074
Series 2015-31, Class B, 3.000%, 02/20/2045	100,000	88,921
Series 2015-H10, Class JA, 2.250%, 04/20/2065	19,766	19,112
Series 2015-H29, Class FL, 1M CME TERM SOFR + 0.71%, 11/20/2065(a)	10,489	10,504
Series 2016-167, Class AD, 2.500%, 03/20/2039	176,873	164,992
Series 2016-H09, Class FA, 1M CME TERM SOFR + 0.76%, 03/20/2066(a)	11,037	11,062
Series 2017-31, Class BY, 3.500%, 02/20/2047	131,000	100,621
Series 2018-H07, Class FE, 1M CME TERM SOFR + 0.46%, 02/20/2068(a)	5,049	5,036
Series 2018-H07, Class JZ, 4.586%, 04/20/2068(a)	63,766	63,315
Series 2019-103, Class HY, 3.000%, 08/20/2049	104,493	71,653
Series 2019-31, Class JC, 3.500%, 03/20/2049	70,247	65,510
Series 2020-134, Class XB, 1.000%, 07/20/2048	125,000	71,195
Series 2020-153, Class GP, 0.500%, 10/20/2050	139,081	124,538
Series 2020-160, Class QD, 1.000%, 10/20/2050	162,034	77,897
Series 2021-146, Class EH, 2.000%, 08/20/2051	113,536	62,789
Series 2021-159, Class AL, 1.000%, 09/20/2051	118,000	55,325
Series 2021-215, Class TZ, 5.000%, 12/20/2051	151,901	119,964
Series 2021-225, Class EU, 2.000%, 12/20/2051	88,688	49,740
Series 2021-86, Class ML, 1.000%, 05/20/2051	136,000	55,854
Series 2021-H02, Class KB, 3.036%, 01/20/2071(a)	111,590	74,271
Series 2021-H03, Class NY, 3.014%, 01/20/2071(a)	112,442	76,107
		2,552,168
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4,749,752)		4,946,536

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.17%)

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2016-K056, Class X3, 2.168%, 06/25/2026(a)(c)	$591,680	$1,106
Series 2019-K087, Class X1, 0.486%, 12/25/2028(a)(c)	27,070,441	234,582
Series 2019-K092, Class X1, 0.849%, 04/25/2029(a)(c)	24,968	445
Series 2019-K093, Class X1, 1.078%, 05/25/2029(a)(c)	5,724,162	136,774
Series 2019-K094, Class X1, 1.008%, 06/25/2029(a)(c)	14,008,641	336,255
Series 2019-KC05, Class X1, 1.256%, 06/25/2027(a)	1,005,419	7,622
Series 2020-K121, Class X1, 1.107%, 10/25/2030(a)(c)	4,954	182
Series 2020-K738, Class X1, 1.589%, 01/25/2027(a)(c)	11,449,054	74,004
TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES
(Cost $674,915)		790,970

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (2.11%)

Fannie Mae Pool
Series 1998-,
6.500%, 08/01/2028	10,540	10,930
7.500%, 08/01/2028	10,668	10,442
Series 1999-,
8.000%, 04/01/2029	7,071	6,909
Series 2001-,
12.000%, 11/01/2030	38,961	39,938
Series 2002-,
6.000%, 12/01/2032	27,431	27,846
Series 2003-,
4.500%, 09/01/2028	10,421	10,403
4.750%, 09/01/2033	31,257	31,061
5.500%, 10/01/2033	14,262	14,216
5.500%, 12/01/2033	23,912	23,508
Series 2005-,
4.500%, 05/01/2035	15,399	15,217
6.500%, 01/01/2036	12,057	12,400
Series 2006-,
4.500%, 01/01/2036	24,033	23,721
6.000%, 03/01/2036	21,068	21,462
Series 2007-,
5.500%, 07/01/2037	5,551	5,605
6.000%, 07/01/2037	15,317	15,725
6.000%, 09/01/2037	20,975	21,740
6.500%, 11/01/2037	38,842	39,851
Series 2008-,
5.000%, 06/01/2037	14,065	13,763

See Notes to Financial Statements and Financial Highlights.

41 | alpsfunds.com

ALPS | Smith Credit Opportunities Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
5.500%, 04/01/2038	$8,207	$8,261
5.500%, 08/01/2038	17,454	17,438
Series 2009-,
5.000%, 04/01/2039	32,370	32,201
Series 2010-,
4.000%, 05/01/2040	1,663	1,637
5.500%, 02/01/2038	33,174	33,192
Series 2011-,
4.500%, 05/01/2041	29,350	28,883
Series 2013-,
3.000%, 04/01/2043	70,064	64,427
Series 2015-,
3.500%, 06/01/2045	40,092	37,523
5.000%, 07/01/2044	91,611	90,854
Series 2018-,
3.920%, 02/01/2048(a)	7,559	6,753
		665,906
Freddie Mac Gold Pool
Series 2004-,
5.500%, 01/01/2034	22,339	22,379
Series 2005-,
5.500%, 05/01/2035	11,841	11,753
Series 2006-,
4.500%, 01/01/2036	9,087	8,774
5.500%, 12/01/2034	18,524	18,704
6.000%, 05/01/2036	41,891	41,830
Series 2008-,
4.500%, 05/01/2038	46,112	45,566
6.000%, 08/01/2038	19,127	19,589
Series 2013-,
3.000%, 01/01/2033	18,789	18,122
Series 2014-,
3.500%, 10/01/2044	31,932	29,642
Series 2015-,
4.000%, 03/01/2044	22,742	21,532
		237,891
Freddie Mac Pool
Series 2018-,
3.500%, 08/01/2042	35,847	33,613
4.500%, 01/01/2036	52,491	50,992
		84,605
Ginnie Mae I Pool
Series 2003-,
5.500%, 10/15/2033	30,136	29,732
Series 2010-,
5.000%, 05/15/2040	35,892	35,669
		65,401
Ginnie Mae II Pool
Series 2012-,
3.500%, 01/20/2042	83,377	75,853
3.500%, 05/20/2042	73,101	66,767
Series 2013-,
3.500%, 03/20/2043	60,660	54,924
5.500%, 11/20/2035	52,736	51,788

	Principal	Value
	Amount	(Note 2)
Series 2014-,
3.750%, 04/20/2044	$62,257	$56,219
4.000%, 05/20/2044	61,980	58,639
Series 2016-,
3.500%, 09/20/2046	15,419	13,799
		377,989

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $1,504,805)		1,431,792

	Principal Amount	Value (Note 2)
CORPORATE BONDS (70.28%)

Advertising & Marketing (1.10%)
Neptune Bidco US, Inc.
9.29%, 04/15/2029(d)	$500,000	506,095
9.50%, 02/15/2033(d)	237,000	237,484
Total Advertising & Marketing		743,579
Aerospace & Defense (1.33%)
Boeing Co.
7.01%, 05/01/2064	550,000	614,856
General Electric Co.
4.90%, 01/29/2036	286,000	285,323
Total Aerospace & Defense		900,179
Airlines (2.36%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(d)	464,762	465,151
AS Mileage Plan IP, Ltd.
5.31%, 10/20/2031(d)	600,000	589,733
United Airlines Holdings, Inc.
4.88%, 03/01/2029	277,000	273,554
5.38%, 03/01/2031	275,000	271,388
Total Airlines		1,599,826
Apparel & Textile Products (2.54%)
Crocs, Inc.
4.25%, 03/15/2029(d)	193,000	187,489
Gildan Activewear, Inc.
5.40%, 10/07/2035(d)	660,000	646,479
Under Armour, Inc.
7.25%, 07/15/2030(d)	255,000	260,407
VF Corp.
2.95%, 04/23/2030	688,000	624,688
Total Apparel & Textile Products		1,719,063
Auto Parts Manufacturing (0.86%)
Goodyear Tire & Rubber Co.
5.63%, 04/30/2033	88,000	78,970
6.63%, 07/15/2030	505,000	500,208
Total Auto Parts Manufacturing		579,178
Automobiles Manufacturing (2.65%)
Ford Motor Credit Co. LLC
5.73%, 09/05/2030	300,000	302,328
6.50%, 02/07/2035	500,000	509,758
General Motors Co.
6.25%, 04/15/2035	700,000	733,878

See Notes to Financial Statements and Financial Highlights.

42 | alpsfunds.com

ALPS | Smith Credit Opportunities Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal	Value
	Amount	(Note 2)
Stellantis Financial Services US Corp.
4.95%, 09/15/2028(d)	$250,000	$249,150
Total Automobiles Manufacturing		1,795,114
Banks (5.01%)
Associated Banc-Corp
1D US SOFR + 3.03%, 08/29/2030(a)	650,000	666,243
Capital One NA
5.97%, 08/09/2028(a)	650,000	666,433
First Citizens BancShares, Inc.
5Y US TI + 1.97%, 03/12/2040(a)	1,075,000	1,055,860
Pinnacle Financial Partners, Inc.
1D US SOFR + 2.347%, 11/01/2030(a)	250,000	256,579
PNC Financial Services Group, Inc.
5Y US TI + 1.17%, 01/25/2041(a)	387,000	379,703
Wells Fargo & Co.
1D US SOFR + 1.74%, 04/23/2036(a)	361,000	370,356
Total Banks		3,395,174
Biotechnology (0.97%)
BioMarin Pharmaceutical, Inc.
5.50%, 02/15/2034(d)	400,000	397,385
GENMAB A/S/GENMAB FINANCE LLC
7.25%, 12/15/2033(d)	250,000	260,792
Total Biotechnology		658,177
Cable & Satellite (1.52%)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028(d)	250,000	247,200
Directv Financing LLC / Directv Financing Co.- Obligor, Inc.
10.00%, 02/15/2031(d)	550,000	572,682
Sirius XM Radio LLC
5.00%, 08/01/2027(d)	213,000	212,487
Total Cable & Satellite		1,032,369
Casinos & Gaming (2.08%)
Brightstar Lottery PLC/ Brightstar Global Solutions Corp.
5.75%, 01/15/2033(d)	529,000	519,025
Flutter Treasury DAC
5.88%, 06/04/2031(d)	350,000	348,964
Penn Entertainment, Inc.
6.75%, 04/01/2031(d)	198,000	196,477
Station Casinos LLC
4.50%, 02/15/2028(d)	350,000	344,750
Total Casinos & Gaming		1,409,216
Chemicals (1.22%)
Celanese US Holdings LLC
7.00%, 02/15/2031	537,000	559,115
WR Grace Holdings LLC
7.00%, 08/01/2033(d)	271,000	269,347
Total Chemicals		828,462
Consumer Finance (2.17%)
Fiserv, Inc.
5.25%, 08/11/2035	475,000	463,685

	Principal Amount	Value (Note 2)
Global Payments, Inc.
4.88%, 11/15/2030	$250,000	$245,810
5.55%, 11/15/2035	200,000	193,012
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032(d)	568,000	567,318
Total Consumer Finance		1,469,825
Consumer Products (1.17%)
Coty, Inc./HFC Prestige Products Inc/HFC Prestige International US LLC
5.60%, 01/15/2031(d)	279,000	271,611
Perrigo Finance Unlimited Co. 6.13%, 09/30/2032	550,000	517,945
Total Consumer Products		789,556
Containers & Packaging (0.16%)
Sword Purchaser LLC
10.50%, 04/15/2034(d)	104,000	105,896

Department Stores (2.50%)
Kohl's Corp.
10.00%, 06/01/2030(d)	750,000	793,521
Macy's Retail Holdings LLC
6.13%, 03/15/2032(d)	900,000	901,073
Total Department Stores		1,694,594
Diversified Banks (0.36%)
JPMorgan Chase & Co.
1D US SOFR + 1.30%, 02/05/2037(a)	250,000	246,033

Entertainment Content (2.00%)
Discovery Communications LLC
6.35%, 06/01/2040	300,000	238,526
Discovery Global Holdings, Inc.
5.14%, 03/15/2052	271,000	174,477
Paramount Global
4.20%, 05/19/2032	111,000	97,037
4.38%, 03/15/2043	161,000	102,746
4.95%, 05/19/2050	355,000	223,190
Univision Communications, Inc.
9.38%, 08/01/2032(d)	500,000	517,802
Total Entertainment Content		1,353,778

Entertainment Resources (0.05%)
Six Flags Entertainment Corp.'s Wonderland Co./ Millennium Operations LLC
8.63%, 01/15/2032(d)	34,000	34,585

Exploration & Production (4.74%)
Ascent Resources Utica Holdings LLC	/ ARU
Finance Corp.
6.63%, 10/15/2032(d)	300,000	308,251
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(d)	756,000	761,203
7.25%, 02/15/2035(d)	500,000	510,243
Occidental Petroleum Corp.
7.88%, 09/15/2031	668,000	760,247

See Notes to Financial Statements and Financial Highlights.

43 | alpsfunds.com

ALPS | Smith Credit Opportunities Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Permian Resources Operating LLC
6.25%, 02/01/2033(d)	$338,000	$346,241
7.00%, 01/15/2032(d)	18,000	18,731
9.88%, 07/15/2031(d)	69,000	73,034
SM Energy Co.
6.63%, 04/15/2034(d)	265,000	268,777
8.75%, 07/01/2031(d)	154,000	161,613
Total Exploration & Production		3,208,340
Financial Services (3.34%)
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030(d)	322,000	327,760
6.20%, 06/18/2035(d)	275,000	281,757
Goldman Sachs Group, Inc.
5Y US TI + 1.18%, 02/02/2041(a)	250,000	243,431
Jane Street Group / JSG Finance, Inc.
6.13%, 11/01/2032(d)	365,000	367,127
7.13%, 04/30/2031(d)	500,000	518,690
Morgan Stanley
1D US SOFR + 2.62%, 04/20/2037(a)	523,000	523,802
Total Financial Services		2,262,567
Food & Beverage (0.86%)
Chobani LLC / Chobani Finance Corp., Inc.
6.38%, 04/15/2034(d)	92,000	93,927
Flowers Foods, Inc.
5.75%, 03/15/2035	170,000	163,914
HLF Financing Sarl LLC / Herbalife International, Inc.
7.75%, 05/01/2033(d)	100,000	102,199
Pilgrim's Pride Corp.
6.25%, 07/01/2033	211,000	221,509
Total Food & Beverage		581,549
Health Care Facilities & Services (0.23%)
HealthEquity, Inc.
4.50%, 10/01/2029(d)	162,000	157,443
Home Improvement (0.59%)
Masterbrand, Inc.
7.00%, 07/15/2032(d)	400,000	398,146
Industrial Other (0.85%)
Herc Holdings, Inc.
7.25%, 06/15/2033(d)	550,000	576,306
Internet Media (1.88%)
Alphabet, Inc.
4.70%, 11/15/2035	139,000	136,524
5.35%, 11/15/2045	65,000	63,122
5.45%, 11/15/2055	92,000	88,062
5.70%, 11/15/2075	138,000	132,177
Match Group Holdings II LLC
6.13%, 09/15/2033(d)	570,000	563,734

	Principal	Value
	Amount	(Note 2)
Snap, Inc.
6.88%, 03/01/2033(d)	$300,000	$292,255
Total Internet Media		1,275,874
Leisure Products Manufacturing (0.67%)
Acushnet Co.
5.63%, 12/01/2033(d)	275,000	276,965
Polaris, Inc.
5.60%, 03/01/2031	176,000	175,654
Total Leisure Products Manufacturing		452,619
Machinery Manufacturing (0.75%)
Esab Corp.
5.63%, 04/01/2031(d)	500,000	505,854
Medical Equipment & Devices Manufacturing (0.15%)
Insulet Corp.
6.50%, 04/01/2033(d)	96,000	98,059
Metals & Mining (0.90%)
Carpenter Technology Corp.
5.63%, 03/01/2034(d)	105,000	105,194
Century Aluminum Co.
6.88%, 08/01/2032(d)	85,000	88,098
Cleveland-Cliffs, Inc.
7.63%, 01/15/2034(d)	410,000	414,460
Total Metals & Mining		607,752
Oil & Gas Services & Equipment (1.51%)
Diamond Foreign Asset Co. / Diamond Finance LLC
8.50%, 10/01/2030(d)	150,000	158,255
Noble Finance II LLC
8.00%, 04/15/2030(d)	325,000	338,151
Seadrill Finance, Ltd.
8.38%, 08/01/2030(d)	500,000	524,411
Total Oil & Gas Services & Equipment		1,020,817
Pharmaceuticals (0.82%)
Amneal Pharmaceuticals LLC
6.88%, 08/01/2032(d)	535,000	556,287
Pipeline (3.69%)
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.00%, 07/15/2029(d)	300,000	311,245
Buckeye Partners LP
6.88%, 07/01/2029(d)	350,000	361,568
Flex Intermediate Holdco LLC
4.32%, 12/30/2039(d)	700,000	591,160
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 05/15/2033	500,000	526,608
8.25%, 01/15/2029	335,000	349,120
Global Partners LP / GLP Finance Corp.
8.25%, 01/15/2032(d)	340,000	357,119
Total Pipeline		2,496,820
Power Generation (0.39%)
Constellation Energy Generation LLC
5.88%, 01/15/2066	250,000	240,344

See Notes to Financial Statements and Financial Highlights.

44 | alpsfunds.com

ALPS | Smith Credit Opportunities Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
NRG Energy, Inc.
6.13%, 05/15/2036(d)	$21,000	$20,930
Total Power Generation		261,274
Property & Casualty Insurance (0.41%)
Asurion LLC/ Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032(d)	139,000	145,283
8.38%, 02/01/2034(d)	136,000	134,288
Total Property & Casualty Insurance		279,571
Publishing & Broadcasting (0.65%)
Nexstar Media, Inc.
7.25%, 04/15/2034(d)	438,000	441,112

Real Estate (3.20%)
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(d)	674,000	674,440
8.88%, 09/01/2031(d)	250,000	263,306
Kennedy-Wilson, Inc.
4.75%, 02/01/2030	1,000,000	987,430
VICI Properties LP / VICI Note Co., Inc.
4.13%, 08/15/2030(d)	250,000	240,154
Total Real Estate		2,165,330
Refining & Marketing (0.88%)
Sunoco LP
5.63%, 03/15/2031(d)	78,000	78,320
7.00%, 05/01/2029(d)	500,000	516,591
Total Refining & Marketing		594,911
Restaurants (0.77%)
Brinker International, Inc.
8.25%, 07/15/2030(d)	500,000	523,230

Retail - Consumer Discretionary (1.53%)
Advance Auto Parts, Inc.
7.00%, 08/01/2030(d)	286,000	295,177
Petco Health & Wellness Co., Inc.
8.25%, 02/01/2031(d)	186,000	187,953
PetSmart LLC / PetSmart Finance Corp.
7.50%, 09/15/2032(d)	545,000	552,278
Total Retail - Consumer Discretionary		1,035,408
Semiconductors (0.99%)
Foundry JV Holdco LLC
6.10%, 01/25/2036(d)	640,000	672,583

Software & Services (2.73%)
CoreWeave, Inc.
9.00%, 02/01/2031(d)	285,000	283,549
9.75%, 10/01/2031(d)	72,000	72,473
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	463,000	441,452
Fair Isaac Corp.
6.00%, 05/15/2033(d)	300,000	296,104
Oracle Corp.
5.70%, 02/04/2036	250,000	240,213

	Principal Amount	Value (Note 2)
Salesforce, Inc.
5.55%, 03/15/2036	$302,000	$301,279
6.55%, 03/15/2056	216,000	214,680
Total Software & Services		1,849,750
Supermarkets & Pharmacies (0.49%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(d)	325,000	329,075
Transportation & Logistics (0.41%)
Allison Transmission, Inc.
5.88%, 12/01/2033(d)	275,000	278,251
Travel & Lodging (2.50%)
Carnival Corp., Ltd.
5.75%, 08/01/2032(d)	350,000	352,197
7.00%, 08/15/2029(d)	350,000	363,539
NCL Corp., Ltd.
6.75%, 02/01/2032(d)	500,000	497,969
Viking Cruises, Ltd.
5.88%, 10/15/2033(d)	190,000	190,577
9.13%, 07/15/2031(d)	275,000	289,885
Total Travel & Lodging		1,694,167
Utilities (1.51%)
AmeriGas Partners LP / AmeriGas Finance Corp.
9.38%, 06/01/2028(d)	475,000	487,543
XPLR Infrastructure Operating Partners LP
8.38%, 01/15/2031(d)	500,000	534,513
Total Utilities		1,022,056
Waste & Environment Services & Equipment (1.52%)
Waste Pro USA, Inc.
7.00%, 02/01/2033(d)	500,000	510,603
Wrangler Holdco Corp.
6.63%, 04/01/2032(d)	500,000	516,204
Total Waste & Environment Services & Equipment		1,026,807
Wireline Telecommunications Services (1.27%)
APLD ComputeCo 2 LLC
6.75%, 03/15/2031(d)	198,000	196,158
APLD ComputeCo LLC
9.25%, 12/15/2030(d)	280,000	301,115
Black Pearl Compute LLC
6.13%, 02/15/2031(d)	101,000	102,600
Edged Compute LLC
7.50%, 04/30/2031(d)	102,000	100,066
Meridian Arc Holdco LLC
6.25%, 04/30/2031(d)	62,000	62,015
PR RNO Property Owner 1 LLC
6.50%, 05/01/2031(d)	102,000	101,158
Total Wireline Telecommunications Services		863,112
TOTAL CORPORATE BONDS
(Cost $46,984,441)		47,589,674

See Notes to Financial Statements and Financial Highlights.

45 | alpsfunds.com

ALPS | Smith Credit Opportunities Fund
Statement of Investments	April 30, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (8.13%)

U.S.Treasury Bonds (8.13%)
United States Treasury Bonds
4.63%, 11/15/2055	$506,000	$477,261
4.75%, 08/15/2055	946,000	910,229
4.75%, 02/15/2056	174,000	167,543
United States Treasury Notes
3.88%, 03/31/2031	675,000	670,623
3.88%, 03/31/2028	1,350,000	1,349,789
4.13%, 02/15/2036	1,970,000	1,928,599
Total U.S.Treasury Bonds		5,504,044
TOTAL GOVERNMENT BONDS
(Cost $5,559,963)		5,504,044

Description	Shares	Value (Note 2)
PREFERRED STOCK (6.25%)

Financials (4.19%)
Banks (1.25%)
Bank of Hawaii, 8.000%(e)	11,359	300,445
PNC Financial Services Group, Inc., Series T, 5Y US TI + 2.595%(a)(e)	200,000	197,657
US Bancorp, 5Y US TI + 2.541%(a) (e)	65,000	64,016
Wells Fargo & Co., Series GG, 5Y US TI + 2.34%(a)(e)	285,000	286,079
Consumer Finance (1.57%)
Ally Financial, Inc., Series B, 5Y US TI + 3.868%(a)(e)	90,000	89,821
Ally Financial, Inc., Series C, 7Y US TI + 3.481%(a)(e)	250,000	240,662
American Express Co., 5Y US TI + 2.854%(a)(e)	740,000	733,490
Financial Services (1.37%)
Bank of New York Mellon Corp., Series M, 5Y US TI + 2.034%(a) (e)	80,000	79,146
UBS Group AG, 7.125%(a)(d)(e)	825,000	844,754
Total Financials		2,836,070
Government (0.69%)
Government Agencies (0.69%)
CoBank ACB, Series M, 5Y US TI + 2.818%(a)(e)	455,000	467,440

Health Care (0.52%)
Health Care Facilities & Services (0.52%)
CVS Health Corp., 5Y US TI + 2.886%(a)(e)	340,000	352,984

Utilities (0.85%)
Power Generation (0.53%)
Vistra Corp., 5Y US TI + 6.93%(a)(d)(e)	358,000	361,316

	Principal Amount	Value (Note 2)
Utilities (0.32%)
Emera, Inc., Series 16-A, 3M US SOFR + 5.44%(a)(e)	86,000	$86,093
PacifiCorp, 5Y US TI + 3.292%(a)(e)	129,000	128,627
Total Utilities		576,036
TOTAL PREFERRED STOCK
(Cost $4,075,335)		4,232,530

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (3.12%)

Money Market Fund (3.12%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	3.54%	2,114,902	2,114,902

TOTAL SHORT TERM INVESTMENTS
(Cost $2,114,902)			2,114,902

TOTAL INVESTMENTS (98.70%)
(Cost $65,891,127)			$66,838,923

Other Assets In Excess Of Liabilities (1.30%)			879,478

NET ASSETS (100.00%)			$67,718,401

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

TI – Treasury Index

Reference Rates:

7Y US TI - 7 Year US Treasury Index as of April 30, 2026 was 4.20%

30D US SOFR - 30 Day SOFR as of April 30, 2026 was 3.65%

1D US SOFR - 1 Day SOFR as of April 30, 2026 was 3.66%

1Y US TI - 1 Year US TI as of April 30, 2026 was 3.72%

5Y US TI - 5 Year US TI as of April 30, 2026 was 4.02%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of April 30, 2026 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Interest only security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026, the aggregate market value of those securities was $32,334,475, representing 47.75% of net assets.
(e)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Financial Statements and Financial Highlights.

46 | alpsfunds.com

ALPS | Smith Funds

Statements of Assets and Liabilities	April 30, 2026 (Unaudited)

	ALPS | Smith Short Duration Bond Fund	ALPS | Smith Total Return Bond Fund	ALPS | Smith Credit Opportunities Fund
ASSETS
Investments, at value	$626,850,862	$3,492,695,371	$66,838,923
Cash	14,757	146,495	4,095
Interest receivable	6,091,118	35,807,176	896,019
Receivable for shares sold	1,525,942	14,046,754	4,301
Prepaid expenses and other assets	21,217	58,095	21,423
Receivable for investments sold	2,084	7,287,961	179,419
Total Assets	634,505,980	3,550,041,852	67,944,180
LIABILITIES
Payable for investments purchased	5,301,747	27,493,903	109,274
Payable for shares redeemed	1,603,531	916,184	33,125
Investment advisory fees payable	152,035	1,191,260	24,139
Administration and transfer agency fees payable	87,336	501,737	37,693
Professional fees payable	17,701	51,836	11,234
Distribution and services fees payable	9,427	16,703	153
Trustees' fees and expenses payable	1,707	6,961	375
Accrued expenses and other liabilities	27,731	61,976	9,786
Total Liabilities	7,201,215	30,240,560	225,779
NET ASSETS	$627,304,765	$3,519,801,292	$67,718,401
NET ASSETS CONSIST OF
Paid-in capital	$647,346,149	$3,777,619,772	$108,811,469
Total distributable earnings/(accumulated losses)	(20,041,384)	(257,818,480)	(41,093,068)
NET ASSETS	$627,304,765	$3,519,801,292	$67,718,401
INVESTMENTS, AT COST	$627,167,372	$3,512,460,902	$65,891,127

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$10.25	$9.63	$9.12
Net Assets	$23,533,701	$12,991,061	$245,001
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	2,296,645	1,348,412	26,872
Class A:
Net Asset Value, offering and redemption price per share	$10.24	$9.63	$9.07
Net Assets	$6,949,192	$21,852,435	$1,422,461
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	678,528	2,269,267	156,747
Maximum offering price per share ((NAV/0.9775), based on maximum sales charge of 2.25% of the offering price)	$10.48	$9.85	$9.28
Class C:
Net Asset Value, offering and redemption price per share(a)	$10.19	$9.60	$9.04
Net Assets	$1,633,735	$2,912,764	$467,213
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	160,255	303,257	51,699
Class I:
Net Asset Value, offering and redemption price per share	$10.25	$9.62	$9.05
Net Assets	$595,188,137	$3,482,045,032	$65,583,726
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	58,067,106	361,966,308	7,247,421

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements and Financial Highlights.

47 | alpsfunds.com

ALPS | Smith Funds

Statements of Operations	For the Six Months Ended April 30, 2026 (Unaudited)

	ALPS | Smith Short Duration Bond Fund	ALPS | Smith Total Return Bond Fund	ALPS | Smith Credit Opportunities Fund
INVESTMENT INCOME
Dividends	$201,096	$857,801	$60,170
Interest	14,018,371	82,491,035	3,028,317
Total Investment Income	14,219,467	83,348,836	3,088,487

EXPENSES
Investment advisory fees	1,142,527	9,302,383	389,493
Administrative fees	271,944	1,553,374	77,369
Delegated transfer agent equivalent services fees	252,744	1,201,095	48,936
Distribution and service fees
Investor Class	33,995	19,465	49
Class A	8,770	30,988	84
Class C	9,948	15,375	–
Professional fees	14,290	33,664	10,997
State registration fees	34,702	55,592	27,273
Trustees' fees and expenses	23,290	125,282	4,023
Reports to shareholders and printing fees	13,320	50,052	3,022
Custody fees	10,399	52,242	5,825
Insurance fees	5,082	27,182	924
Miscellaneous expenses	7,425	18,546	5,629
Total Expenses	1,828,436	12,485,240	573,624
Less fees waived/reimbursed by investment advisor (Note 6)
Investor Class	(181)	(4,772)	(238)
Class A	(323)	(11,048)	(939)
Class C	(583)	(2,751)	(280)
Class I	(240,568)	(2,327,076)	(105,725)
Net Expenses	1,586,781	10,139,593	466,442
Net Investment Income	12,632,686	73,209,243	2,622,045

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	1,274,609	1,358,671	262,089
Net Realized Gain	1,274,609	1,358,671	262,089
Net change in unrealized depreciation on investments	(5,785,689)	(60,301,008)	(2,148,241)
Net Change in Unrealized Depreciation	(5,785,689)	(60,301,008)	(2,148,241)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(4,511,080)	(58,942,337)	(1,886,152)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,121,606	$14,266,906	$735,893

See Notes to Financial Statements and Financial Highlights.

48 | alpsfunds.com

ALPS | Smith Short Duration Bond Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
OPERATIONS
Net investment income	$12,632,686	$26,105,645
Net realized gain on investments	1,274,609	2,131,811
Net change in unrealized appreciation/(depreciation) on investments	(5,785,689)	3,561,827
Net Increase in Net Assets Resulting from Operations	8,121,606	31,799,283

DISTRIBUTIONS
From distributable earnings
Investor Class	(427,348)	(1,196,699)
Class A	(122,399)	(310,384)
Class C	(29,783)	(78,124)
Class I	(12,070,802)	(24,493,350)
Net Decrease in Net Assets from Distributions	(12,650,332)	(26,078,557)

BENEFICIAL SHARE TRANSACTIONS (NOTE 5)
Shares sold
Investor Class	3,098,692	21,976,713
Class A	1,551,799	1,841,850
Class C	58,869	218,527
Class I	120,636,567	188,490,970
Distributions reinvested
Investor Class	415,990	1,155,974
Class A	85,505	230,804
Class C	13,899	44,890
Class I	8,311,893	17,650,142
Shares redeemed, net of redemption fees
Investor Class	(2,118,121)	(22,671,686)
Class A	(931,082)	(6,269,976)
Class C	(719,059)	(281,396)
Class I	(110,481,283)	(173,214,744)
Net Increase in Net Assets Derived from Beneficial Interest Transactions	19,923,669	29,172,068

Net increase in net assets	15,394,943	34,892,794

NET ASSETS
Beginning of period	611,909,822	577,017,028
End of period	$627,304,765	$611,909,822

See Notes to Financial Statements and Financial Highlights.

49 | alpsfunds.com

ALPS | Smith Total Return Bond Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
OPERATIONS
Net investment income	$73,209,243	$142,476,666
Net realized gain/(loss) on investments	1,358,671	(10,876,427)
Net change in unrealized appreciation/(depreciation) on investments	(60,301,008)	61,260,834
Net Increase in Net Assets Resulting from Operations	14,266,906	192,861,073

DISTRIBUTIONS
From distributable earnings
Investor Class	(262,336)	(573,832)
Class A	(436,156)	(1,116,809)
Class C	(51,475)	(134,124)
Class I	(73,599,849)	(143,246,702)
Net Decrease in Net Assets from Distributions	(74,349,816)	(145,071,467)

BENEFICIAL SHARE TRANSACTIONS (NOTE 5)
Shares sold
Investor Class	1,479,808	3,295,463
Class A	4,565,799	11,658,470
Class C	71,939	252,613
Class I	533,351,309	878,828,374
Distributions reinvested
Investor Class	257,932	565,385
Class A	277,114	829,310
Class C	41,389	109,762
Class I	55,807,947	109,375,603
Shares redeemed, net of redemption fees
Investor Class	(1,378,477)	(14,522,138)
Class A	(5,503,761)	(26,440,235)
Class C	(555,229)	(1,154,314)
Class I	(359,143,161)	(911,002,201)
Net Increase in Net Assets Derived from Beneficial Interest Transactions	229,272,609	51,796,092

Net increase in net assets	169,189,699	99,585,698

NET ASSETS
Beginning of period	3,350,611,593	3,251,025,895
End of period	$3,519,801,292	$3,350,611,593

See Notes to Financial Statements and Financial Highlights.

50 | alpsfunds.com

ALPS | Smith Credit Opportunities Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
OPERATIONS
Net investment income	$2,622,045	$7,960,834
Net realized gain/(loss) on investments	262,089	(2,127,585)
Net change in unrealized appreciation/(depreciation) on investments	(2,148,241)	1,382,584
Net Increase in Net Assets Resulting from Operations	735,893	7,215,833

DISTRIBUTIONS
From distributable earnings
Investor Class	(6,343)	(15,985)
Class A	(35,606)	(70,189)
Class C	(11,711)	(22,960)
Class I	(2,547,878)	(7,873,317)
Net Decrease in Net Assets from Distributions	(2,601,538)	(7,982,451)

BENEFICIAL SHARE TRANSACTIONS (NOTE 5)
Shares sold
Investor Class	2	15
Class A	20,952	362,129
Class C	–	–
Class I	2,176,537	7,978,933
Distributions reinvested
Investor Class	6,342	15,985
Class A	12,743	17,983
Class C	–	–
Class I	2,294,602	6,913,407
Shares redeemed, net of redemption fees
Investor Class	(20,093)	(84,041)
Class A	(52,609)	(99,020)
Class C	–	–
Class I	(47,890,622)	(111,820,098)
Net Decrease in Net Assets Derived from Beneficial Interest Transactions	(43,452,146)	(96,714,707)

Net decrease in net assets	(45,317,791)	(97,481,325)

NET ASSETS
Beginning of period	113,036,192	210,517,517
End of period	$67,718,401	$113,036,192

See Notes to Financial Statements and Financial Highlights.

51 | alpsfunds.com

ALPS | Smith Short Duration Bond Fund – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of period	$10.32		$10.23	$9.98	$9.98	$10.57	$10.62

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.41	0.41	0.33	0.14	0.05
Net realized and unrealized gain/(loss)	(0.07)		0.09	0.26	–	(0.59)	0.03
Total from investment operations	0.12		0.50	0.67	0.33	(0.45)	0.08

DISTRIBUTIONS:
From net investment income	(0.19)		(0.41)	(0.42)	(0.33)	(0.11)	(0.05)
From net realized gains	–		–	–	–	(0.03)	(0.08)
Total distributions	(0.19)		(0.41)	(0.42)	(0.33)	(0.14)	(0.13)
Net increase/(decrease) in net asset value	(0.07)		0.09	0.25	–	(0.59)	(0.05)
Net asset value, end of period	$10.25		$10.32	$10.23	$9.98	$9.98	$10.57
TOTAL RETURN(b)	1.19%		4.98%	6.79%	3.39%	(4.31)%	(0.77)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$23,534		$22,301	$21,454	$17,484	$19,227	$10,194
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.79	%(c)	0.79%	0.82%	0.83%	0.84%	0.90%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.79	%(c)	0.79%	0.79%	0.78%	0.78%	0.76%
Ratio of net investment income to average net assets	3.75	%(c)	4.00%	4.07%	3.23%	1.41%	0.51%
Portfolio turnover rate(d)	65%		109%	157%	134%	99%	165%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

52 | alpsfunds.com

ALPS | Smith Short Duration Bond Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of period	$10.31		$10.23	$9.98	$9.98	$10.56	$10.61

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.41	0.42	0.32	0.11	0.05
Net realized and unrealized gain/(loss)	(0.07)		0.09	0.25	0.02	(0.55)	0.03
Total from investment operations	0.12		0.50	0.67	0.34	(0.44)	0.08

DISTRIBUTIONS:
From net investment income	(0.19)		(0.42)	(0.42)	(0.34)	(0.11)	(0.05)
From net realized gains	–		–	–	–	(0.03)	(0.08)
Total distributions	(0.19)		(0.42)	(0.42)	(0.34)	(0.14)	(0.13)
Net increase/(decrease) in net asset value	(0.07)		0.08	0.25	–	(0.58)	(0.05)
Net asset value, end of period	$10.24		$10.31	$10.23	$9.98	$9.98	$10.56
TOTAL RETURN(b)	1.20%		4.96%	6.82%	3.42%	(4.19)%	(0.77)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$6,949		$6,294	$10,427	$10,778	$15,429	$16,868
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.79	%(c)(d)	0.76%	0.76%	0.75%	0.79%	0.84%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.78	%(c)(d)	0.75%	0.75%	0.75%	0.74%	0.76%
Ratio of net investment income to average net assets	3.76	%(c)	4.04%	4.13%	3.22%	1.08%	0.51%
Portfolio turnover rate(e)	65%		109%	157%	134%	99%	165%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(c)	Annualized.
(d)	According to the Fund's shareholder services plan with respect to the Fund's Class A shares, any amount of fees accrued according to the plan, but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Ratios may be lower than the expense cap due to the amounts reimbursed to the Fund.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

53 | alpsfunds.com

ALPS | Smith Short Duration Bond Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of period	$10.27		$10.18	$9.94	$9.93	$10.53	$10.61

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	0.16		0.34	0.34	0.25	0.04	(0.02)
Net realized and unrealized gain/(loss)	(0.08)		0.09	0.25	0.02	(0.56)	0.02
Total from investment operations	0.08		0.43	0.59	0.27	(0.52)	–

DISTRIBUTIONS:
From net investment income	(0.16)		(0.34)	(0.35)	(0.26)	(0.05)	(0.00	)(b)
From net realized gains	–		–	–	–	(0.03)	(0.08)
Total distributions	(0.16)		(0.34)	(0.35)	(0.26)	(0.08)	(0.08)
Net increase/(decrease) in net asset value	(0.08)		0.09	0.24	0.01	(0.60)	(0.08)
Net asset value, end of period	$10.19		$10.27	$10.18	$9.94	$9.93	$10.53
TOTAL RETURN(c)	0.74%		4.28%	5.97%	2.77%	(5.01)%	(0.01)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$1,634		$2,293	$2,290	$2,321	$3,784	$3,472
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.55	%(d)	1.54%	1.53%	1.53%	1.53%	1.55%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.49	%(d)	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income/(loss) to average net assets	3.06	%(d)	3.29%	3.37%	2.46%	0.43%	(0.22)%
Portfolio turnover rate(e)	65%		109%	157%	134%	99%	165%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

54 | alpsfunds.com

ALPS | Smith Short Duration Bond Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of period	$10.32		$10.23	$9.98	$9.98	$10.57	$10.62

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21		0.44	0.45	0.35	0.15	0.08
Net realized and unrealized gain/(loss)	(0.07)		0.09	0.25	0.01	(0.57)	0.03
Total from investment operations	0.14		0.53	0.70	0.36	(0.42)	0.11

DISTRIBUTIONS:
From net investment income	(0.21)		(0.44)	(0.45)	(0.36)	(0.14)	(0.08)
From net realized gains	–		–	–	–	(0.03)	(0.08)
Total distributions	(0.21)		(0.44)	(0.45)	(0.36)	(0.17)	(0.16)
Net increase/(decrease) in net asset value	(0.07)		0.09	0.25	–	(0.59)	(0.05)
Net asset value, end of period	$10.25		$10.32	$10.23	$9.98	$9.98	$10.57
TOTAL RETURN(b)	1.34%		5.30%	7.10%	3.69%	(4.03)%	1.05%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$595,188		$581,022	$542,845	$575,840	$725,087	$492,215
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.57	%(c)	0.58%	0.57%	0.56%	0.56%	0.58%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.49	%(c)	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets	4.05	%(c)	4.29%	4.37%	3.52%	1.47%	0.77%
Portfolio turnover rate(d)	65%		109%	157%	134%	99%	165%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

55 | alpsfunds.com

ALPS | Smith Total Return Bond Fund – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
Net asset value, beginning of period	$9.80		$9.65	$9.02	$9.34	$11.23		$11.46

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.39	0.41	0.36	0.22		0.18
Net realized and unrealized gain/(loss)	(0.16)		0.16	0.63	(0.33)	(1.85)		(0.03)
Total from investment operations	0.03		0.55	1.04	0.03	(1.63)		0.15

DISTRIBUTIONS:
From net investment income	(0.20)		(0.40)	(0.41)	(0.35)	(0.26)		(0.19)
From net realized gains	–		–	–	–	–		(0.19)
From tax return of capital	–		–	–	–	(0.00	)(b)	–
Total distributions	(0.20)		(0.40)	(0.41)	(0.35)	(0.26)		(0.38)
Net increase/(decrease) in net asset value	(0.17)		0.15	0.63	(0.32)	(1.89)		(0.23)
Net asset value, end of period	$9.63		$9.80	$9.65	$9.02	$9.34		$11.23
TOTAL RETURN(c)	0.26%		5.90%	11.63%	0.23%	(14.73)%		1.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$12,991		$12,856	$23,458	$22,228	$4,252		$9,605
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.96	%(d)	0.97%	0.97%	0.96%	0.97%		0.98%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	0.89	%(d)	0.89%	0.89%	0.90%	0.93%		0.95%
Ratio of net investment income to average net assets	3.99	%(d)	4.09%	4.22%	3.78%	2.14%		1.55%
Portfolio turnover rate(f)	64%		131%	135%	133%	179%		178%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Effective September 1, 2023, the Adviser agreed to limit expenses to 0.59%. Prior to September 1, 2023, the Adviser agreed to limit expenses to 0.64%.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

56 | alpsfunds.com

ALPS | Smith Total Return Bond Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
Net asset value, beginning of period	$9.80		$9.65	$9.02	$9.34	$11.23		$11.46

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.39	0.41	0.35	0.22		0.18
Net realized and unrealized gain/(loss)	(0.16)		0.16	0.63	(0.32)	(1.85)		(0.03)
Total from investment operations	0.03		0.55	1.04	0.03	(1.63)		0.15

DISTRIBUTIONS:
From net investment income	(0.20)		(0.40)	(0.41)	(0.35)	(0.26)		(0.19)
From net realized gains	–		–	–	–	–		(0.19)
From tax return of capital	–		–	–	–	(0.00	)(b)	–
Total distributions	(0.20)		(0.40)	(0.41)	(0.35)	(0.26)		(0.38)
Net increase/(decrease) in net asset value	(0.17)		0.15	0.63	(0.32)	(1.89)		(0.23)
Net asset value, end of period	$9.63		$9.80	$9.65	$9.02	$9.34		$11.23
TOTAL RETURN(c)	0.26%		5.90%	11.64%	0.21%	(14.62)%		1.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$21,852		$22,896	$36,553	$22,153	$16,024		$27,342
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.99	%(d)(e)	1.00%	0.96%	0.97%	0.96%		0.97%
Ratio of expenses to average net assets including fee waivers and reimbursements(f)	0.88	%(d)(e)	0.89%	0.88%	0.92%	0.92%		0.94%
Ratio of net investment income to average net assets	4.00	%(d)	4.10%	4.22%	3.69%	2.14%		1.57%
Portfolio turnover rate(g)	64%		131%	135%	133%	179%		178%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	Annualized.
(e)	According to the Fund's shareholder services plan with respect to the Fund's Class A shares, any amount of fees accrued according to the plan, but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Ratios may be lower than the expense cap due to the amounts reimbursed to the Fund.
(f)	Effective September 1, 2023, the Adviser agreed to limit expenses to 0.59%. Prior to September 1, 2023, the Adviser agreed to limit expenses to 0.64%.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

57 | alpsfunds.com

ALPS | Smith Total Return Bond Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
Net asset value, beginning of period	$9.77		$9.63	$9.00	$9.32	$11.21		$11.44

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.33	0.34	0.28	0.15		0.09
Net realized and unrealized gain/(loss)	(0.17)		0.15	0.63	(0.32)	(1.86)		(0.02)
Total from investment operations	(0.01)		0.48	0.97	(0.04)	(1.71)		0.07

DISTRIBUTIONS:
From net investment income	(0.16)		(0.34)	(0.34)	(0.28)	(0.18)		(0.11)
From net realized gains	–		–	–	–	–		(0.19)
From tax return of capital	–		–	–	–	(0.00	)(b)	–
Total distributions	(0.16)		(0.34)	(0.34)	(0.28)	(0.18)		(0.30)
Net increase/(decrease) in net asset value	(0.17)		0.14	0.63	(0.32)	(1.89)		(0.23)
Net asset value, end of period	$9.60		$9.77	$9.63	$9.00	$9.32		$11.21
TOTAL RETURN(c)	(0.09)%		5.06%	10.87%	(0.49)%	(15.36)%		0.55%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$2,913		$3,407	$4,143	$4,451	$4,223		$7,184
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.77	%(d)	1.76%	1.73%	1.70%	1.71%		1.71%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.59	%(d)	1.59%	1.59%	1.63%	1.64%		1.66%
Ratio of net investment income to average net assets	3.29	%(d)	3.41%	3.50%	2.93%	1.42%		0.83%
Portfolio turnover rate(f)	64%		131%	135%	133%	179%		178%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	Annualized.
(e)	Effective September 1, 2023, the Adviser agreed to limit expenses to 0.59%. Prior to September 1, 2023, the Adviser agreed to limit expenses to 0.64%.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

58 | alpsfunds.com

ALPS | Smith Total Return Bond Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
Net asset value, beginning of period	$9.79		$9.64	$9.01	$9.34	$11.22		$11.46

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21		0.43	0.43	0.38	0.25		0.21
Net realized and unrealized gain/(loss)	(0.17)		0.15	0.64	(0.33)	(1.84)		(0.04)
Total from investment operations	0.04		0.58	1.07	0.05	(1.59)		0.17

DISTRIBUTIONS:
From net investment income	(0.21)		(0.43)	(0.44)	(0.38)	(0.29)		(0.22)
From net realized gains	–		–	–	–	–		(0.19)
From tax return of capital	–		–	–	–	(0.00	)(b)	–
Total distributions	(0.21)		(0.43)	(0.44)	(0.38)	(0.29)		(0.41)
Net increase/(decrease) in net asset value	(0.17)		0.15	0.63	(0.33)	(1.88)		(0.24)
Net asset value, end of period	$9.62		$9.79	$9.64	$9.01	$9.34		$11.22
TOTAL RETURN(c)	0.41%		6.22%	11.97%	0.40%	(14.40)%		1.47%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$3,482,045		$3,311,452	$3,186,873	$2,280,563	$1,613,435		$1,738,746
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.73	%(d)	0.74%	0.74%	0.74%	0.73%		0.73%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	0.59	%(d)	0.59%	0.59%	0.63%	0.64%		0.66%
Ratio of net investment income to average net assets	4.29	%(d)	4.41%	4.50%	3.98%	2.46%		1.84%
Portfolio turnover rate(f)	64%		131%	135%	133%	179%		178%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Effective September 1, 2023, the Adviser agreed to limit expenses to 0.59%. Prior to September 1, 2023, the Adviser agreed to limit expenses to 0.64%.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

59 | alpsfunds.com

ALPS | Smith Credit Opportunities Fund – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023		For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
Net asset value, beginning of period	$9.23		$9.22	$8.55		$8.82		$10.45		$9.96

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23		0.49	0.52		0.44		0.33		0.25
Net realized and unrealized gain/(loss)	(0.12)		0.02 (b)	0.66		(0.26)		(1.59)		0.51
Total from investment operations	0.11		0.51	1.18		0.18		(1.26)		0.76

DISTRIBUTIONS:
From net investment income	(0.22)		(0.50)	(0.51)		(0.45)		(0.33)		(0.25)
From net realized gains	–		–	–		–		(0.04)		(0.02)
From tax return of capital	–		–	–		–		(0.00	)(c)	–
Total distributions	(0.22)		(0.50)	(0.51)		(0.45)		(0.37)		(0.27)
Net increase/(decrease) in net asset value	(0.11)		0.01	0.67		(0.27)		(1.63)		0.49
Net asset value, end of period	$9.12		$9.23	$9.22		$8.55		$8.82		$10.45
TOTAL RETURN(d)	1.26%		5.72%	13.97%		2.01%		(12.28)%		(7.63)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$245		$262	$330		$316		$6,155		$6,869
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.13	%(e)(f)	1.06%	0.93	%(f)	0.90	%(f)	1.17%		1.25%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.94	%(e)(f)	0.91%	0.87%		0.89%		1.17%		1.19%
Ratio of net investment income to average net assets	5.05	%(e)	5.35%	5.72%		4.93%		3.44%		2.35%
Portfolio turnover rate(g)	90%		140%	181%		176%		187%		211%

(a)	Calculated using the average shares method.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	According to the Fund's shareholder services plan with respect to the Fund's Investor Class shares, any amount of fees accrued according to the plan, but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Ratios may be lower than the expense cap due to the amounts reimbursed to the Fund.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

60 | alpsfunds.com

ALPS | Smith Credit Opportunities Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
Net asset value, beginning of period	$9.18		$9.18	$8.51		$8.83	$10.45		$9.96

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23		0.49	0.52		0.44	0.33		0.25
Net realized and unrealized gain/(loss)	(0.11)		0.01 (b)	0.66		(0.32)	(1.58)		0.51
Total from investment operations	0.12		0.50	1.18		0.12	(1.25)		0.76

DISTRIBUTIONS:
From net investment income	(0.23)		(0.50)	(0.51)		(0.44)	(0.33)		(0.25)
From net realized gains	–		–	–		–	(0.04)		(0.02)
From tax return of capital	–		–	–		–	(0.00	)(c)	–
Total distributions	(0.23)		(0.50)	(0.51)		(0.44)	(0.37)		(0.27)
Net increase/(decrease) in net asset value	(0.11)		–	0.67		(0.32)	(1.62)		0.49
Net asset value, end of period	$9.07		$9.18	$9.18		$8.51	$8.83		$10.45
TOTAL RETURN(d)	1.27%		5.63%	14.04%		1.28%	(12.18)%		7.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$1,422		$1,458	$1,174		$1,200	$1,088		$1,217
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.06	%(e)(f)	1.02%	0.89	%(f)	1.16%	1.16%		1.26%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.93	%(e)(f)	0.88%	0.83%		1.13%	1.16%		1.16%
Ratio of net investment income to average net assets	5.06	%(e)	5.39%	5.76%		4.96%	3.45%		2.41%
Portfolio turnover rate(g)	90%		140%	181%		176%	187%		211%

(a)	Calculated using the average shares method.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	Annualized.
(f)	According to the Fund's shareholder services plan with respect to the Fund's Class A shares, any amount of fees accrued according to the plan, but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Ratios may be lower than the expense cap due to the amounts reimbursed to the Fund.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

61 | alpsfunds.com

ALPS | Smith Credit Opportunities Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
Net asset value, beginning of period	$9.15		$9.14	$8.51	$8.82	$10.45		$9.96

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23		0.43	0.43	0.37	0.26		0.17
Net realized and unrealized gain/(loss)	(0.11)		0.02 (b)	0.64	(0.31)	(1.59)		0.52
Total from investment operations	0.12		0.45	1.07	0.06	(1.33)		0.69

DISTRIBUTIONS:
From net investment income	(0.23)		(0.44)	(0.44)	(0.37)	(0.26)		(0.18)
From net realized gains	–		–	–	–	(0.04)		(0.02)
From tax return of capital	–		–	–	–	(0.00	)(c)	–
Total distributions	(0.23)		(0.44)	(0.44)	(0.37)	(0.30)		(0.20)
Net increase/(decrease) in net asset value	(0.11)		0.01	0.63	(0.31)	(1.63)		0.49
Net asset value, end of period	$9.04		$9.15	$9.14	$8.51	$8.82		$10.45
TOTAL RETURN(d)	1.29%		5.12%	12.73%	0.65%	(12.91)%		6.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$467		$473	$473	$425	$617		$682
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.02	%(e)	1.59%	1.94%	1.93%	1.90%		2.00%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.90	%(e)	1.50%	1.90%	1.90%	1.90%		1.90%
Ratio of net investment income to average net assets	5.10	%(e)	4.76%	4.69%	4.17%	2.71%		1.67%
Portfolio turnover rate(f)	90%		140%	181%	176%	187%		211%

(a)	Calculated using the average shares method.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

62 | alpsfunds.com

ALPS | Smith Credit Opportunities Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
Net asset value, beginning of period	$9.16		$9.15	$8.51	$8.83	$10.45		$9.97

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23		0.48	0.52	0.46	0.35		0.28
Net realized and unrealized gain/(loss)	(0.11)		0.03 (b)	0.65	(0.32)	(1.57)		0.50
Total from investment operations	0.12		0.51	1.17	0.14	(1.22)		0.78

DISTRIBUTIONS:
From net investment income	(0.23)		(0.50)	(0.53)	(0.46)	(0.36)		(0.28)
From net realized gains	–		–	–	–	(0.04)		(0.02)
From tax return of capital	–		–	–	–	(0.00	)(c)	–
Total distributions	(0.23)		(0.50)	(0.53)	(0.46)	(0.40)		(0.30)
Net increase/(decrease) in net asset value	(0.11)		0.01	0.64	(0.32)	(1.62)		0.48
Net asset value, end of period	$9.05		$9.16	$9.15	$8.51	$8.83		$10.45
TOTAL RETURN(d)	1.29%		5.75%	13.98%	1.55%	(11.94)%		7.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$65,584		$110,843	$208,541	$213,705	$284,247		$298,535
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.11	%(e)	1.07%	1.01%	0.96%	0.93%		1.03%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.90	%(e)	0.90%	0.90%	0.90%	0.90%		0.90%
Ratio of net investment income to average net assets	5.06	%(e)	5.31%	5.69%	5.17%	3.70%		2.66%
Portfolio turnover rate(f)	90%		140%	181%	176%	187%		211%

(a)	Calculated using the average shares method.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

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Notes to Financial Statements and Financial Highlights

April 30, 2026 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report includes the financial statements and financial highlights of the ALPS | Smith Short Duration Bond Fund, ALPS | Smith Total Return Bond Fund and ALPS | Smith Credit Opportunities Fund (each, a “Fund” and collectively, the “Funds”).

The ALPS | Smith Short Duration Bond Fund seeks as high a level of current income as is consistent with preservation of capital. The ALPS | Smith Total Return Bond Fund seeks to obtain maximum total return, consistent with preservation of capital. The ALPS | Smith Credit Opportunities Fund seeks to obtain maximum risk-adjusted return with a secondary focus on high current income.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 "Financial Services -Investment Companies". In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. Each Fund’s Treasurer is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service utilized by ALPS Advisors, Inc. (the “Adviser” or “AAI”) as the valuation designee (the "Valuation Designee"), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Bonds may be purchased and held as odd lots. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Special valuation considerations may apply with respect to a Fund’s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. The Funds have odd lot pricing policies they employ to value odd lot securities.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Trust’s Board of Trustees (the “Board” or "Trustees") has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the Valuation Designee. The fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Funds’ Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

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Notes to Financial Statements and Financial Highlights

April 30, 2026 (Unaudited)

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of April 30, 2026:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Short Duration Bond Fund
Bank Loans	$–	$4,655,540	$–	$4,655,540
Collateralized Mortgage Obligations	–	52,025	–	52,025
Mortgage-Backed Securities	–	2,335,668	–	2,335,668
Corporate Bonds	–	498,612,565	–	498,612,565
Government Bonds	–	118,874,563	–	118,874,563
Short Term Investments	2,320,501	–	–	2,320,501
Total	$2,320,501	$624,530,361	$–	$626,850,862

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Total Return Bond Fund
Bank Loans	$–	$33,230,693	$–	$33,230,693
Collateralized Mortgage Obligations	–	255,320,500	–	255,320,500
Commercial Mortgage-Backed Securities	–	44,069,970	–	44,069,970
Mortgage-Backed Securities	–	380,129,538	–	380,129,538
Corporate Bonds	–	1,608,459,966	–	1,608,459,966
Government Bonds	–	1,002,731,348	–	1,002,731,348
Preferred Stock	6,043,042	133,858,734	–	139,901,776
Short Term Investments	28,851,580	–	–	28,851,580
Total	$34,894,622	$3,457,800,749	$–	$3,492,695,371

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Credit Opportunities Fund
Common Stocks	$228,475	$–	$–	$228,475
Collateralized Mortgage Obligations	–	4,946,536	–	4,946,536
Commercial Mortgage-Backed Securities	–	790,970	–	790,970
Mortgage-Backed Securities	–	1,431,792	–	1,431,792
Corporate Bonds	–	47,589,674	–	47,589,674
Government Bonds	–	5,504,044	–	5,504,044
Preferred Stock	300,446	3,932,084	–	4,232,530
Short Term Investments	$2,114,902	$–	$–	$2,114,902
Total	$2,643,823	$64,195,100	$–	$66,838,923

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Notes to Financial Statements and Financial Highlights

April 30, 2026 (Unaudited)

For the six months ended April 30, 2026, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six-month period ended April 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund normally pays dividends, if any, on a monthly basis and distributes capital gains, if any, annually. Income dividend distributions are derived from interest, dividends, and other income a Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country's tax rules and rates and are disclosed in the Statements of Operations. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to a Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Treasury Inflation Protected-Securities (“TIPS”): The Funds may invest in TIPS, including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/ deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Loan Participations and Assignments: Certain Funds may invest in loan participations and assignments. A Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When a Fund purchases assignments of loans from lenders, such Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

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Notes to Financial Statements and Financial Highlights

April 30, 2026 (Unaudited)

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of April 30, 2026.

The tax character of distributions paid by the Funds for the fiscal year ended October 31, 2025 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain
ALPS | Smith Short Duration Bond Fund	$26,078,557	$–
ALPS | Smith Total Return Bond Fund	145,071,467	–
ALPS | Smith Credit Opportunities Fund	7,982,451	–

Unrealized Appreciation and Depreciation on Investments: As of April 30, 2026, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS | Smith Short Duration Bond Fund	$1,971,831	$(2,293,754)	$–	$(321,923)	$627,172,785
ALPS | Smith Total Return Bond Fund	28,972,589	(51,978,073)	–	(23,005,484)	3,515,700,855
ALPS | Smith Credit Opportunities Fund	1,561,280	(669,263)	–	892,017	65,946,906

The differences between book cost and tax cost of investments and unrealized appreciation/depreciation are primarily attributed to the tax deferral of losses on wash sales.

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities and U.S. Government Obligations during the six-month period ended April 30, 2026 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ALPS | Smith Short Duration Bond Fund	$316,828,772	$146,908,916
ALPS | Smith Total Return Bond Fund	924,703,661	624,850,708
ALPS | Smith Credit Opportunities Fund	37,935,612	75,913,978

Purchases and sales of U.S. Government Obligations during the six-month period ended April 30, 2026 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ALPS | Smith Short Duration Bond Fund	$162,707,968	$254,071,397
ALPS | Smith Total Return Bond Fund	1,482,847,850	1,548,095,412
ALPS | Smith Credit Opportunities Fund	49,859,129	53,747,689

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Notes to Financial Statements and Financial Highlights

April 30, 2026 (Unaudited)

5. BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of capital stock were as follows:

	ALPS | Smith Short Duration Bond Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Investor Class
Shares sold	300,372	2,148,093
Dividends reinvested	40,425	112,680
Shares redeemed	(205,228)	(2,197,722)
Net increase in shares outstanding	135,569	63,051
Class A
Shares sold	150,314	179,378
Dividends reinvested	8,317	22,523
Shares redeemed	(90,389)	(611,268)
Net increase/(decrease) in shares outstanding	68,242	(409,367)
Class C
Shares sold	5,733	21,426
Dividends reinvested	1,358	4,398
Shares redeemed	(70,176)	(27,521)
Net decrease in shares outstanding	(63,085)	(1,697)
Class I
Shares sold	11,678,938	18,357,559
Dividends reinvested	807,670	1,719,992
Shares redeemed	(10,709,783)	(16,852,043)
Net increase in shares outstanding	1,776,825	3,225,508

	ALPS | Smith Total Return Bond Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Investor Class
Shares sold	151,679	340,657
Dividends reinvested	26,512	58,711
Shares redeemed	(141,378)	(1,517,871)
Net increase/(decrease) in shares outstanding	36,813	(1,118,503)
Class A
Shares sold	468,271	1,206,406
Dividends reinvested	28,491	86,160
Shares redeemed	(564,569)	(2,742,047)
Net decrease in shares outstanding	(67,807)	(1,449,481)
Class C
Shares sold	7,366	26,334
Dividends reinvested	4,266	11,422
Shares redeemed	(57,035)	(119,313)
Net decrease in shares outstanding	(45,403)	(81,557)
Class I
Shares sold	54,752,487	91,134,240
Dividends reinvested	5,744,902	11,358,082
Shares redeemed	(36,883,680)	(94,587,510)
Net increase in shares outstanding	23,613,709	7,904,812

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Notes to Financial Statements and Financial Highlights

April 30, 2026 (Unaudited)

	ALPS | Smith Credit Opportunities Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Investor Class
Shares sold	–	–
Dividends reinvested	694	1,745
Shares redeemed	(2,225)	(9,092)
Net decrease in shares outstanding	(1,531)	(7,347)
Class A
Shares sold	2,288	39,776
Dividends reinvested	1,400	1,969
Shares redeemed	(5,747)	(10,887)
Net increase/(decrease) in shares outstanding	(2,059)	30,858
Class C
Shares sold	–	–
Shares redeemed	–	–
Net increase in shares outstanding	–	–
Class I
Shares sold	239,001	875,903
Dividends reinvested	252,853	760,506
Shares redeemed	(5,350,660)	(12,320,403)
Net decrease in shares outstanding	(4,858,806)	(10,683,994)

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

AAI acts as the Funds’ investment adviser. AAI is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market.

AAI has delegated daily management of the Funds listed below to Smith Capital Investors, LLC (the "Sub-Adviser"). The Sub-Adviser manages the investments of the Funds in accordance with its investment objective, policies and limitations and investment guidelines established jointly by AAI and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Funds listed below pay AAI an annual management fee which is based on each Fund’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects the Funds’ contractual management fee rates (expressed as an annual rate).

Fund	Contractual Management Fee
ALPS | Smith Short Duration Bond Fund	0.365%
ALPS | Smith Total Return Bond Fund	0.545%
ALPS | Smith Credit Opportunities Fund	0.75%

Pursuant to an Investment Sub-Advisory Agreement, AAI pays the Sub-Adviser of the Funds listed below an annual sub-advisory management fee which is based on each Fund’s average daily assets. AAI is required to pay all fees due to each Sub-Adviser out of the management fee AAI receives from each Fund listed below. The following table reflects the Funds’ contractual sub-advisory fee rates.

Fund	Average Daily Net Assets of the Fund	Contractual Sub- Advisory Fee
ALPS | Smith Short Duration Bond Fund	All Asset Levels	0.29%
ALPS | Smith Total Return Bond Fund	All Asset Levels	0.42%
ALPS | Smith Credit Opportunities Fund	All Asset Levels	0.50%

The Adviser and Sub-Adviser have agreed contractually to limit the amount of each Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses that exceed the following annual rates below.

These agreements are reevaluated on an annual basis. Expense limitation ratios from the current agreements are listed below. Fees waived or reimbursed for the six month period ended April 30, 2026 are disclosed on the Statements of Operations.

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Notes to Financial Statements and Financial Highlights

April 30, 2026 (Unaudited)

Fund*	Investor Class	Class A	Class C	Class I
ALPS | Smith Short Duration Bond Fund	0.49%	0.49%	0.49%	0.49%
ALPS | Smith Total Return Bond Fund	0.59%	0.59%	0.59%	0.59%
ALPS | Smith Credit Opportunities Fund	0.90%	0.90%	0.90%	0.90%

*	The expiration date of each Fund's expense limitation agreement is February 28, 2027.

AAI and the Sub-Adviser are permitted to recover expenses they have waived or reimbursed, on a class-by-class basis, through the agreements described above to the extent that expenses in later periods fall below the annual limits set forth in these agreements. The Funds are not obligated to pay any deferred fees and expenses more than thirty-six months after the date on which the fees were waived or expenses were deferred, as calculated on a monthly basis. As of the six-month period ended April 30, 2026, the Adviser and the Sub-Adviser may seek reimbursement of previously waived and reimbursed fees as follows:

Fund	Expires 10/31/2026	Expires 10/31/2027	Expires 10/31/2028	Expires 10/31/2029	Total
ALPS | Smith Short Duration Bond Fund - Investor Class	$7,923	$5,631	$828	$181	$14,563
ALPS | Smith Short Duration Bond Fund - Class A	571	1,092	693	323	2,679
ALPS | Smith Short Duration Bond Fund - Class C	669	909	1,275	583	3,436
ALPS | Smith Short Duration Bond Fund - Class I	232,394	442,793	498,773	240,568	1,414,528

ALPS | Smith Total Return Bond Fund – Investor Class	6,996	24,232	10,903	4,772	46,903
ALPS | Smith Total Return Bond Fund - Class A	7,744	27,162	31,295	11,048	77,249
ALPS | Smith Total Return Bond Fund - Class C	1,905	6,076	6,566	2,751	17,298
ALPS | Smith Total Return Bond Fund - Class I	1,375,614	4,310,128	4,660,698	2,327,076	12,673,516

ALPS | Smith Credit Opportunities Fund - Investor Class	95	211	474	238	1,018
ALPS | Smith Credit Opportunities Fund - Class A	N/A	576	1,732	939	3,247
ALPS | Smith Credit Opportunities Fund - Class C	156	174	418	280	1,028
ALPS | Smith Credit Opportunities Fund - Class I	95,783	243,192	245,081	105,725	689,781

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by the Distributor, as agent for the Funds, and the Distributor has agreed to use its best efforts to solicit orders for the sale of Funds’ shares, although it is not obliged to sell any particular amount of shares. The Distributor is not entitled to any compensation for its services. The Distributor is registered as a broker -dealer with the Securities and Exchange Commission.

Distribution and Services (12b-1) Plans

Each fund has adopted Distribution and Services Plans (the “Plans”) pursuant to Rule 12b-1 of the 1940 Act for its Investor Class, Class A and Class C shares. The Plans allows each Fund to use Investor Class, Class A and Class C assets to pay fees in connection with the distribution and marketing of Investor Class, Class A and Class C shares and/or the provision of shareholder services to Investor Class, Class A and Class C shareholders. The Plans permit payment for services in connection with the administration of plans or programs that use Investor Class, Class A and Class C shares of a Fund, if any, as their funding medium and for related expenses. The Plans permit a Fund to make total payments at an annual rate of up to 0.25% of a Fund’s average daily net assets attributable to its Investor Class and Class A shares and 0.75% of a Fund’s average daily net assets attributable to its Class C shares.

Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to financial intermediaries, as compensation for distribution and/or shareholder ongoing services performed by such entities for beneficial shareholders of the Fund. The Distributor is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Shareholder Services Plans

Each fund has adopted a shareholder services plan with respect to the Investor Class shares and Class A shares (the “Investor Class Shareholder Services Plan” and the “Class A Shareholder Services Plan”). Under the Investor Class Shareholder Services Plan and Class A Shareholder Services Plan, the Funds are authorized to compensate certain financial intermediaries, including broker dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of Investor Class and Class A shares of the Funds attributable to or held in the name of the Participating Organizations pursuant to an agreement with a such Participating Organizations (the “Agreement”). Each Agreement will set forth the non-distribution related shareholder services to be performed by the Participating Organizations for the benefit of a Fund’s shareholders who have elected to have such Participating Organizations service their accounts. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Shareholder Services Plan fees are included with distribution and service fees in the Statements of Operations. Investor Class Shareholder Services Plan fees recaptured pursuant to the Services Plan for the six-month period ended April 30, 2026 are included as an offset to distribution and service fees as disclosed in the Statements of Operations.

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April 30, 2026 (Unaudited)

Each fund has adopted a shareholder services plan with respect to their Class C shares (the “Class C Shareholder Services Plan”). Under the Class C Shareholder Services Plan, the Funds are authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% for Class C shares of the average daily net asset value of the Class C shares attributable to or held in the name of a Participating Organization for its clients as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable after the end of the fiscal year. Class C Shareholder Services Plan fees are included with distribution and service fees on the Statements of Operations.

Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of each Fund. Transactions may be processed through the National Securities Clearing Corporation or similar systems or processed on a manual basis. These fees generally are paid by the Fund to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Fund converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Fund may increase. Networking fees are shown in the Statements of Operations, if applicable to the Funds.

Fund Administrator

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administrative Agreement, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in the Funds’ operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administrative fees paid by the Funds for six-month period ended April 30, 2026 are disclosed in the Statements of Operations.

ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for six-month period ended April 30, 2026, are included in the Administrative fees disclosed in the Statements of Operations.

Trustees

Effective January 1, 2026, all Trustees receive a quarterly retainer of $29,000, plus $12,500 for each regular quarterly Board meeting attended. Trustees also receive $3,000 for each non-quarterly special Board meeting attended and $3,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. Prior to January 1, 2026, all Trustees received a quarterly retainer of $30,000, plus

$12,500 for each regular quarterly Board meeting attended. In addition, Trustees received $5,000 for each non-quarterly special Board meeting attended and $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held.

The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. The Chairperson of the Nominating and Governance Committee receives a quarterly retainer of $2,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations.

71 | alpsfunds.com

Notes to Financial Statements and Financial Highlights

April 30, 2026 (Unaudited)

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

72 | alpsfunds.com

Changes in and Disagreements with Accountants for Open-End

Management Investment Companies

April 30, 2026 (Unaudited)

Not applicable for this reporting period.

73 | alpsfunds.com

Proxy Disclosures for Open-End Management Investment Companies

April 30, 2026 (Unaudited)

Not applicable for this reporting period.

74 | alpsfunds.com

Remuneration Paid to Directors, Officers, and Others of Open-End

Management Investment Companies

April 30, 2026 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended April 30, 2026:

	Aggregate Regular Compensation from the Trust	Aggregate Special Compensation from the Trust	Total Compensation from the Trust
Mary K. Anstine*	$84,000	$–	$84,000
Jeremy W. Deems	$96,000	$–	$96,000
Michael “Ross” Shell	$103,000	$–	$103,000
Edmund J. Burke	$84,000	$–	$84,000
Total	$367,000	$–	$367,000

*	Effective March 31, 2026, Mary K. Anstine no longer serves as a Trustee of the Trust.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations.

75 | alpsfunds.com

Statement Regarding Basis for Approval of Investment Advisory Contract

April 30, 2026 (Unaudited)

Not applicable for this reporting period.

76 | alpsfunds.com

Must be accompanied or preceded by a prospectus. Investors are reminded to read the prospectus carefully before investing.

ALPS Portfolio Solutions Distributor, Inc., distributor.

SMT001421

SS&C | ALPS ADVISORS

alpsfunds.com | 1-866-759-5679

SS&C | ALPS ADVISORS

FINANCIAL STATEMENTS & OTHER INFORMATION

Semi-Annual Report

April 30, 2026

ALPS | CoreCommodity Natural Resources ETF (CCNR)

An ALPS Advisors Solution

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedule of Investments	3
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements and Financial Highlights	12
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	18
Proxy Disclosures for Open-End Management Investment Companies	19
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	20
Statement Regarding Basis for Approval of Investment Advisory Contract	21

alpsfunds.com | 1-866-759-5679

ALPS | CoreCommodity Natural Resources ETF

Schedule of Investments	April 30, 2026 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (99.19%)
Consumer Discretionary (0.94%)
Home Construction (0.94%)
Sumitomo Forestry Co., Ltd.(a)	418,397	$3,705,455

Total Consumer Discretionary		3,705,455

Consumer Staples (8.61%)
Agricultural Producers (0.17%)
Adecoagro SA(a)	46,227	651,338

Chemicals (0.16%)
Israel Corp., Ltd.	2,260	644,553

Food (7.00%)
AAK AB(a)	32,728	933,693
Bakkafrost P/F	10,499	523,550
Barry Callebaut AG	1,332	1,992,843
China Mengniu Dairy Co., Ltd.	376,748	834,546
China Youran Dairy Group, Ltd.(b)(c)(d)	1,277,000	629,329
Danone SA	23,412	1,833,854
Darling Ingredients, Inc.(b)	31,808	2,043,028
Dole PLC	63,223	959,725
Fresh Del Monte Produce, Inc.	24,694	1,034,432
Hormel Foods Corp.	21,737	466,693
Inghams Group, Ltd.(a)	190,649	258,730
Ingredion, Inc.	24,834	2,774,952
Itoham Yonekyu Holdings, Inc.	10,312	343,832
JBS NV	116,387	1,869,175
Maple Leaf Foods, Inc.(a)	37,821	799,104
MEIJI Holdings Co., Ltd.	5,537	131,179
Morinaga Milk Industry Co., Ltd.	31,476	954,202
Mowi ASA	70,482	1,562,598
NH Foods, Ltd.	44,032	1,825,913
Nisshin Seifun Group, Inc.	61,967	789,257
Nissui Corp.	113,024	883,299
Salmar ASA	13,129	792,159
Sigma Foods SAB de CV(a)	615,000	584,423
Tyson Foods, Inc., Class A	5,175	331,562
WH Group, Ltd.(c)(d)	1,997,744	2,428,156
		27,580,234

Wholesale - Consumer Staples (1.28%)
Archer-Daniels-Midland Co.	37,539	2,798,157
Bunge Global SA	17,800	2,261,846
		5,060,003

Total Consumer Staples		33,936,128

Energy (42.75%)
Oil & Gas Producers (25.01%)
Aker BP ASA	63,013	2,452,588
Antero Resources Corp.(b)	19,305	757,914
APA Corp.	4,629	188,539
ARC Resources, Ltd.	101,916	2,417,443
	Shares	Value (Note 2)
Oil & Gas Producers (continued)
Athabasca Oil Corp.(b)	84,337	$742,570
Baytex Energy Corp.(a)	681,465	3,448,213
Beach Energy, Ltd.(a)	646,834	547,182
Birchcliff Energy, Ltd.(a)	76,057	360,030
BKV Corp.(b)	30,282	954,791
BLUENORD ASA	10,777	685,144
California Resources Corp.	26,873	1,834,351
Canadian Natural Resources, Ltd.	49,340	2,355,214
Cenovus Energy, Inc.	6,354	185,893
Chevron Corp.	708	136,863
China Petroleum & Chemical Corp., Class H	19,910	11,718
Chord Energy Corp.	15,530	2,261,168
ConocoPhillips	8,806	1,107,619
Coterra Energy, Inc.	77,363	2,778,105
Crescent Energy Co.	41,085	552,593
Delek Group, Ltd.	1,430	488,463
Devon Energy Corp.	7,836	402,535
Diamondback Energy, Inc.	3,333	685,365
Diversified Energy Co.	32,125	534,881
Eni SpA	162,550	4,578,658
Eni SpA, ADR	363	20,557
EOG Resources, Inc.	24,851	3,493,305
EQT Corp.	2,165	130,073
Equinor ASA	118,506	4,755,743
Exxon Mobil Corp.	16,610	2,563,421
Freehold Royalties, Ltd.(a)	136,572	1,808,761
Geopark, Ltd.(a)	116,921	1,131,795
Harbour Energy PLC	242,551	967,049
Headwater Exploration, Inc.(a)	119,790	1,183,481
Inpex Corp.	168,297	4,461,260
Japan Petroleum Exploration Co., Ltd.	188,025	2,732,311
Karoon Energy, Ltd.	766,434	1,208,425
Magnolia Oil & Gas Corp., Class A	61,658	1,864,538
Matador Resources Co.	31,377	1,990,557
MOL Hungarian Oil & Gas PLC	81,051	1,080,357
Obsidian Energy, Ltd.(a)(b)	52,900	754,741
Occidental Petroleum Corp.	44,421	2,691,024
OMV AG	51,247	3,617,796
Paramount Resources, Ltd., Class A(a)	42,655	965,300
Parex Resources, Inc.(a)	114,632	2,415,260
Permian Resources Corp.	121,443	2,625,598
Peyto Exploration & Development Corp.(a)	121,352	2,323,676
PrairieSky Royalty, Ltd.(a)	57,196	1,444,690
Range Resources Corp.	2,481	107,924
Repsol SA	24,912	666,043
SandRidge Energy, Inc.	7,008	108,974
SM Energy Co.	130,112	4,037,375
Suncor Energy, Inc.	28,157	1,929,439
Talos Energy, Inc.(b)	198,138	3,154,357
Tamarack Valley Energy, Ltd.	78,271	734,106
Topaz Energy Corp.(a)	6,915	160,562

See Notes to Financial Statements and Financial Highlights.

3 | alpsfunds.com

ALPS | CoreCommodity Natural Resources ETF

Schedule of Investments	April 30, 2026 (Unaudited)

	Shares	Value (Note 2)
Oil & Gas Producers (continued)
TotalEnergies SE	19,046	$1,772,402
Tourmaline Oil Corp.(a)	46,241	2,239,966
VAALCO Energy, Inc.(a)	82,108	539,450
Var Energi ASA	549,317	2,782,545
Vermilion Energy, Inc.(a)	65,156	879,715
Whitecap Resources, Inc.(a)	151,100	1,783,144
Woodside Energy Group, Ltd.	36,347	877,934
		98,471,494

Oil & Gas Services & Equipment (11.86%)
Aker Solutions ASA	112,902	513,773
Archrock, Inc.	45,872	1,777,540
Atlas Energy Solutions, Inc.(a)	94,766	1,647,033
China Oilfield Services Ltd.	373,096	449,192
Enerflex, Ltd.(a)	69,301	1,859,625
Expro Group Holdings NV(a)(b)	100,275	1,826,008
Fugro N.V.	69,358	1,005,318
Halliburton Co.	62,083	2,626,111
Helix Energy Solutions Group, Inc.(b)	169,135	1,750,547
Helmerich & Payne, Inc.	64,072	2,587,227
Innovex International, Inc.(b)	20,474	568,563
Kodiak Gas Services, Inc.	4,742	321,508
Liberty Energy, Inc., Class A	93,896	3,172,746
Nabors Industries, Ltd.(b)	12,297	1,261,795
National Oilwell Varco, Inc.	76,414	1,563,430
Noble Corp. PLC	21,598	1,102,146
NOW, Inc.(b)	66,236	893,524
Oceaneering International, Inc.(b)	42,350	1,589,819
Pason Systems, Inc.	46,100	474,117
Patterson-UTI Energy, Inc.	306,380	3,743,963
Precision Drilling Corp.(b)	12,311	1,148,308
ProPetro Holding Corp.(b)	103,756	1,777,340
Saipem SpA(a)	455,309	2,461,332
SBM Offshore N.V.	24,458	1,046,018
Select Water Solutions, Inc.	84,814	1,418,938
SLB, Ltd.	32,133	1,827,725
Subsea 7 SA	22,567	811,610
Tetra Technologies Inc(b)	54,452	518,383
TGS ASA	67,435	1,095,445
Tidewater, Inc.(b)	20,681	1,847,434
Trican Well Service, Ltd.(a)	109,400	580,685
Valaris, Ltd.(a)(b)	9,497	968,504
Viridien(b)	2,914	494,878
		46,730,585

Renewable Energy (5.88%)
Ameresco, Inc., Class A(b)	23,466	694,359
Array Technologies, Inc.(a)(b)	282,950	2,190,033
Canadian Solar, Inc.(a)(b)	60,900	931,161
Corp ACCIONA Energias Renovables SA(a)	41,994	1,102,044
Daqo New Energy Corp., ADR(b)	138,660	2,665,045
Enphase Energy, Inc.(b)	51,960	1,712,602
First Solar, Inc.(b)	15,716	3,172,904
	Shares	Value (Note 2)
Renewable Energy (continued)
Flat Glass Group Co., Ltd.(a)	798,567	$914,541
Fluence Energy, Inc.(a)(b)	29,699	361,734
Green Plains, Inc.(b)	76,278	1,325,712
Nordex SE(b)	16,782	955,662
Shoals Technologies Group, Inc., Class A(b)	160,001	1,270,408
SMA Solar Technology AG	13,496	862,468
Vestas Wind Systems A/S	99,643	3,054,009
Xinyi Solar Holdings, Ltd.(a)	5,374,865	1,962,606
		23,175,288

Total Energy		168,377,367

Industrials (5.01%)
Electrical Equipment (0.23%)
Bloom Energy Corp., Class A(b)	3,148	892,017
Environmental Control (0.11%)
METAWATER Co., Ltd.	19,307	418,069
Machinery (4.39%)
AGCO Corp.	13,072	1,581,973
Bucher Industries AG(a)	835	330,751
CNH Industrial NV	126,551	1,355,361
Deere & Co.	775	457,149
Energy Recovery, Inc.(b)	80,371	889,707
Epiroc AB	55,618	1,587,924
FLSmidth & Co. A/S	6,351	470,803
Kubota Corp.	278,046	4,534,199
Kurita Water Industries, Ltd.	33,763	1,817,817
Organo Corp.(a)	14,611	1,472,719
Sany Heavy Equipment International Holdings Co., Ltd.	400,760	552,084
Veralto Corp.	25,732	2,269,563
		17,320,050

Oil & Gas Services & Equipment (0.28%)
Secure Waste Infrastructure Corp.	65,648	1,118,822

Total Industrials		19,748,958

Materials (32.49%)
Agricultural Chemicals (0.63%)
Mosaic Co.	107,017	2,490,286

Base Metal (0.82%)
Hudbay Minerals, Inc.(a)	69,597	1,609,849
NexGen Energy, Ltd.(b)	128,444	1,614,541
		3,224,390

Base Metals (0.20%)
UACJ Corp.	46,080	807,368

Chemicals (6.05%)
Albemarle Corp.	5,325	1,047,428

See Notes to Financial Statements and Financial Highlights.

4 | alpsfunds.com

ALPS | CoreCommodity Natural Resources ETF

Schedule of Investments	April 30, 2026 (Unaudited)

	Shares	Value (Note 2)
Chemicals (continued)
AMG Critical Materials NV	14,985	$629,270
CF Industries Holdings, Inc.	27,427	3,406,433
Corteva, Inc.	46,150	3,738,612
FMC Corp.	80,733	1,241,674
ICL Group, Ltd.	372,039	2,004,993
K+S AG	51,605	966,640
Nufarm, Ltd.(a)(b)	243,732	428,157
Nutrien, Ltd.	86,906	6,604,855
Yara International ASA	64,549	3,755,319
		23,823,381

Forestry, Paper & Wood Products (1.17%)
Holmen AB(a)	9,421	324,076
Svenska Cellulosa AB SCA(a)	158,946	1,807,623
West Fraser Timber Co., Ltd.(a)	39,112	2,476,263
		4,607,962

Metals & Mining (20.61%)
African Rainbow Minerals, Ltd.	32,434	434,108
Agnico Eagle Mines, Ltd.	3,124	587,968
Agnico-Eagle Mines, Ltd.	916	172,249
Altius Minerals Corp.(a)	13,400	486,044
Aluminum Corp. of China, Ltd., Class H(b)	362,000	525,033
Anglo American PLC	22,426	1,094,461
Antofagasta PLC	25,765	1,244,443
Aurubis AG	523	112,513
Aya Gold & Silver, Inc.(b)	62,736	1,084,434
B2Gold Corp.(a)	58,764	264,438
Bellevue Gold, Ltd.(b)	74,518	79,669
BHP Group, Ltd.(a)	106,098	4,103,403
Boliden AB(a)	81,926	4,260,126
Boss Energy, Ltd.(a)(b)	677,056	677,548
Capricorn Metals, Ltd.	162,704	1,327,178
Capstone Copper Corp.(b)	256,197	2,135,054
Catalyst Metals, Ltd.(b)	101,079	376,229
Centerra Gold, Inc.(a)	47,057	818,955
Century Aluminum Co.(b)	9,270	551,009
CGN Mining Co., Ltd.	1,305,000	648,126
Champion Iron, Ltd.	208,039	699,459
China Hongqiao Group, Ltd.	437,144	1,823,922
China Nonferrous Mining Corp., Ltd.	942,177	1,611,896
Cia de Minas Buenaventura SAA, ADR	30,524	994,777
Coeur Mining, Inc.(b)	13,757	247,213
Compass Minerals International, Inc.(b)	28,978	774,002
Deterra Royalties, Ltd.	199,121	590,630
Develop Global, Ltd.(b)	111,461	422,897
Emerald Resources NL(b)	188,956	786,302
Eramet SA	7,667	526,407
ERO Copper Corp.(a)(b)	52,775	1,364,104
Evolution Mining, Ltd.	36,421	312,032
First Quantum Minerals, Ltd.(b)	67,781	1,659,658
	Shares	Value (Note 2)
Metals & Mining (continued)
Fortescue, Ltd.	88,560	$1,252,856
Fresnillo PLC	315	13,866
G Mining Ventures Corp.(b)	11,115	385,243
Genesis Minerals, Ltd.(b)	104,050	435,230
Greatland Resources, Ltd.(b)	109,266	1,051,762
Grupo Mexico SAB de CV, Series B	204,800	2,245,138
IGO, Ltd.(b)	54,931	293,837
Iluka Resources, Ltd.(a)	76,087	442,612
Impala Platinum Holdings, Ltd.	34,653	483,176
Industrias Penoles SAB de CV	3,244	164,535
IperionX, Ltd.(a)(b)	129,710	382,876
Ivanhoe Mines, Ltd., Class A(a)(b)	99,565	806,283
Jiangxi Copper Co., Ltd.	103,370	483,295
K92 Mining, Inc.(b)	59,632	1,095,752
Kumba Iron Ore, Ltd.	67,467	1,265,621
Labrador Iron Ore Royalty Corp.(a)	52,689	1,101,219
Lingbao Gold Group Co., Ltd.(a)	9,088	24,041
Lundin Gold, Inc.	6,325	425,081
Lynas Rare Earths, Ltd.(b)	138,832	1,900,083
McEwen Mining, Inc.(a)(b)	33,679	730,161
Metso Corporation	56,120	966,905
Mineral Resources, Ltd.(b)	7,554	346,486
Mitsubishi Materials Corp.	37,586	1,222,496
MMG, Ltd.(b)	1,639,825	1,739,795
Mongolian Mining Corp.(a)(b)	507,344	612,116
MP Materials Corp.(a)(b)	26,842	1,772,646
NexGen Energy, Ltd.(a)(b)	11,707	147,032
Norsk Hydro ASA	152,241	1,680,210
Northam Platinum Holdings, Ltd.	36,059	692,714
Northern Star Resources, Ltd.	25,154	380,301
NRW Holdings, Ltd.	119,329	525,773
OceanaGold Corp.	12,117	375,191
Orla Mining, Ltd.(a)	94,620	1,239,522
Paladin Energy, Ltd.(a)(b)	60,000	497,628
Perseus Mining, Ltd.	526,053	2,056,507
Ramaco Resources, Inc.(a)	23,731	347,136
Ramelius Resources, Ltd.	189,776	459,073
Regis Resources, Ltd.	370,330	1,844,998
Sandfire Resources NL(b)	138,788	1,629,697
Shougang Fushan Resources Group, Ltd.	3,937	1,397
Skeena Resources, Ltd.(a)(b)	14,997	437,912
South32, Ltd.	770,984	2,236,924
Southern Copper Corp.	53	9,099
Sumitomo Metal Mining Co., Ltd.	31,711	1,908,676
SunCoke Energy, Inc.	68,416	466,597
Teck Resources, Ltd., Class B	32,043	1,872,272
Toho Titanium Co., Ltd.	34,570	740,841
Torex Gold Resources, Inc.	13,158	541,877
Triple Flag Precious Metals Corp.	21,733	693,500
Uranium Energy Corp.(b)	64,851	965,631
Valterra Platinum, Ltd.	12,666	1,015,105
Wanguo Gold Group, Ltd.	260,729	369,831
Wesdome Gold Mines, Ltd.(b)	72,264	1,284,244

See Notes to Financial Statements and Financial Highlights.

5 | alpsfunds.com

ALPS | CoreCommodity Natural Resources ETF

Schedule of Investments	April 30, 2026 (Unaudited)

	Shares	Value (Note 2)
Metals & Mining (continued)
West African Resources, Ltd.(b)	487,010	$1,034,334
Westgold Resources, Ltd.	175,578	676,277
Zhaojin Mining Industry Co., Ltd.	108,746	392,916
Zijin Mining Group Co., Ltd.	40,254	183,372
		81,145,985

Mining Services (0.08%)
Perenti, Ltd.	249,327	332,079

Steel (2.93%)
Acerinox SA	42,584	696,206
Aichi Steel Corp.	43,400	794,509
APERAM SA	9,930	528,876
ArcelorMittal SA	4,681	270,518
BlueScope Steel, Ltd.	28,738	616,351
Cleveland-Cliffs, Inc.(a)(b)	8,035	81,957
Daido Steel Co., Ltd.	67,647	787,713
JFE Holdings, Inc.(a)	37,705	413,044
Kobe Steel, Ltd.	120,700	1,485,284
Maruichi Steel Tube, Ltd.	39,549	366,805
Nippon Steel Corp.(a)	25,933	94,800
OSAKA Titanium Technologies Co., Ltd.(a)	119,370	1,919,162
Outokumpu Oyj	42,707	286,454
SSAB AB, Class A	97,578	871,282
Ternium SA, ADR	15,416	677,225
Vallourec SACA	17,573	529,021
voestalpine AG	19,213	989,919
Yamato Kogyo Co., Ltd.	1,983	151,428
		11,560,554

Total Materials		127,992,005

Real Estate (0.49%)
REIT (0.49%)
Rayonier, Inc.	90,123	1,911,509

Total Real Estate		1,911,509

Technology (0.28%)
Semiconductors (0.28%)
SUMCO Corp.	70,237	1,110,835

Total Technology		1,110,835

Utilities (8.62%)
Electric Utilities (5.20%)
Boralex, Inc., Class A(a)	50,283	1,360,771
Brookfield Renewable Partners LP	23,054	763,318
China Datang Corp. Renewable Power Co., Ltd.	2,244,456	435,566
China Longyuan Power Group Corp., Ltd.	3,093,711	2,630,592
Drax Group PLC	83,410	1,002,886
Enlight Renewable Energy, Ltd.(b)	12,607	1,124,376
	Shares	Value (Note 2)
Electric Utilities (continued)
ERG SpA(a)	28,352	$764,669
Iberdrola SA(a)	105,105	2,460,970
Northland Power, Inc.(a)	187,016	3,216,178
Ormat Technologies, Inc.	5,067	582,198
Orsted AS(b)(c)(d)	110,133	2,946,555
ReNew Energy Global PLC(b)	56,531	304,137
RENOVA, Inc.(b)	99,817	708,356
Scatec ASA(b)(c)(d)	36,593	475,942
Solaria Energia y Medio Ambiente SA(b)	59,921	1,709,637
		20,486,151

Gas & Water Utilities (3.42%)
American States Water Co.	24,476	1,842,798
Beijing Enterprises Water Group, Ltd.	1,437,882	506,678
California Water Service Group	24,820	1,048,397
Essential Utilities, Inc.	57,196	2,184,887
Guangdong Investment, Ltd.	1,827,147	1,908,211
H2O America(a)	20,331	1,142,399
National Fuel Gas Co.	2,191	184,877
Severn Trent PLC	27,715	1,232,842
United Utilities Group PLC	76,092	1,508,607
Veolia Environnement SA	45,611	1,923,923
		13,483,619

Total Utilities		33,969,770

TOTAL COMMON STOCKS
(Cost $320,551,326)		390,752,027

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (8.99%)
Money Market Fund (0.66%)
State Street Institutional Treasury Plus Money Market Fund - Premier Class
	3.596%	2,615,861	2,615,861

Total Money Market Fund			2,615,861

Investments Purchased with Collateral from Securities Loaned (8.33%)
State Street Navigator Securities Lending Government Money Market Portfolio
(Cost 32,787,292)	3.67%	32,787,292	32,787,292

Total Investments Purchased with Collateral from Securities Loaned			32,787,292

See Notes to Financial Statements and Financial Highlights.

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ALPS | CoreCommodity Natural Resources ETF

Schedule of Investments	April 30, 2026 (Unaudited)

TOTAL SHORT TERM INVESTMENTS
(Cost $35,403,153)	$35,403,153

TOTAL INVESTMENTS (108.18%)
(Cost $355,954,479)	$426,155,180

Liabilities in Excess of Other Assets (-8.18%)	(32,200,211)

NET ASSETS (100.00%)	$393,954,969

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $56,863,852.
(b)	Non-income producing security.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of April 30, 2026 the aggregate market value of those securities was $6,479,982, representing 1.65% of net assets.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026, the aggregate market value of those securities was $6,479,982, representing 1.65% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements and Financial Highlights.

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ALPS | CoreCommodity Natural Resources ETF

Statement of Assets and Liabilities	April 30, 2026 (Unaudited)

ASSETS
Investments, at value*	$426,155,180
Cash	25,869
Foreign currency, at value (Cost $4,178)	4,182
Receivable for investments sold	2,806
Dividends and interest receivable	677,700
Prepaid expenses and other assets	4,018
Total Assets	426,869,755

LIABILITIES
Payable for investments purchased	2,811
Investment advisory fees payable	124,683
Payable for collateral upon return of securities loaned	32,787,292
Total Liabilities	32,914,786
NET ASSETS	$393,954,969
NET ASSETS CONSIST OF
Paid-in capital	$223,884,261
Total distributable earnings/(accumulated losses)	170,070,708
NET ASSETS	$393,954,969
INVESTMENTS, AT COST	$355,954,479

PRICING OF SHARES
Net Asset Value, offering and redemption price per share	$41.17
Net Assets	$393,954,969
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	9,569,881

*	Includes $56,863,852 of securities on loan.

See Notes to Financial Statements and Financial Highlights.

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ALPS | CoreCommodity Natural Resources ETF

Statement of Operations	For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME
Dividends	$3,960,528
Foreign taxes withheld on dividends	(190,583)
Interest and other income	19,566
Securities Lending Income	131,348
Total Investment Income	3,920,859

EXPENSES
Investment advisory fees	730,897
Total Expenses	730,897
Net Expenses	730,897
Net Investment Income	3,189,962
Net realized gain on investments(a)	109,072,591
Net realized loss on foreign currency transactions	(64,207)
Net Realized Gain	109,008,384
Net change in unrealized appreciation on investments	893,687
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	24,396
Net Change in Unrealized Appreciation	918,083
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	109,926,467
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$113,116,429

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

See Notes to Financial Statements and Financial Highlights.

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ALPS | CoreCommodity Natural Resources ETF

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
OPERATIONS
Net investment income	$3,189,962	$10,021,000
Net realized gain	109,008,384	22,010,602
Net change in unrealized appreciation	918,083	61,881,095
Net Increase in Net Assets Resulting from Operations	113,116,429	93,912,697

TOTAL DISTRIBUTIONS
From distributable earnings	(14,028,597)	(3,685,808)
Net Decrease in Net Assets from Distributions	(14,028,597)	(3,685,808)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 5)
Shares sold	199,784,252	113,937,500
Shares redeemed	(294,496,826)	(99,261,183)
Net Increase/(Decrease) in Net Assets Derived from Beneficial Interest Transactions	(94,712,574)	14,676,317

Net increase in net assets	4,375,258	104,903,206

NET ASSETS
Beginning of period	389,579,711	284,676,505
End of period	$393,954,969	$389,579,711

See Notes to Financial Statements and Financial Highlights.

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ALPS | CoreCommodity Natural Resources ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025	For the Period July 11, 2024 (Commencement) to October 31, 2024
Net asset value, beginning of period	$31.71		$24.74	$25.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.31		0.76	0.18
Net realized and unrealized gain/(loss)	10.29		6.51	(0.44)
Total from investment operations	10.60		7.27	(0.26)

DISTRIBUTIONS:
From net investment income	(1.14)		(0.30)	–
Total distributions	(1.14)		(0.30)	–

Net increase/(decrease) in net asset value	9.46		6.97	(0.26)
Net asset value, end of period	$41.17		$31.71	$24.74
TOTAL RETURN(b)	34.49%		29.72%	(1.04)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$393,955		$389,580	$284,677
Ratio of expenses to average net assets	0.39	%(c)	0.39%	0.39	%(c)
Ratio of net investment income to average net assets	1.70	%(c)	2.95%	2.27	%(c)
Portfolio turnover rate(d)	67%		137%	61%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

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Notes to Financial Statements and Financial Highlights

April 30, 2026 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report includes the financial statements and financial highlights of the ALPS | CoreCommodity Natural Resources ETF (the “Fund”), which commenced operations on July 11, 2024. The Fund seeks to maximize real returns, consistent with prudent investment management.

The Fund’s Shares (“Shares”) are listed on the Nasdaq Stock Market LLC (“Nasdaq Exchange”). The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 15,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund and subsidiaries, as applicable, in preparation of their financial statements. The Fund is considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 "Financial Services -Investment Companies". In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of the Fund as a whole. The Fund’s Treasurer is the CODM for the Fund. The Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that the Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Trust’s Board of Trustees (the “Board” or "Trustees") has appointed the Adviser to serve as the valuation designee (the “Valuation Designee”) to perform fair value determinations for investments in the Fund. When such prices or quotations are not available, or when the Valuation Designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the Valuation Designee. The fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Fund in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Funds’ Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

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Notes to Financial Statements and Financial Highlights

April 30, 2026 (Unaudited)

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the Fund’s investments/financial instruments in the fair value hierarchy as of April 30, 2026:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Natural Resources ETF
Common Stocks(a)	$390,752,027	$–	$–	$390,752,027
Short Term Investments	35,403,153	–	–	35,403,153
Total	$426,155,180	$–	$–	$426,155,180

(a)	For detailed descriptions of sectors, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six-month period ended April 30, 2026.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six-month period ended April 30, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Consolidated Statements of Operations. The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends, and other income the Fund receives from its investments, including distributions of short-term capital gains, if any. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for withholding taxes or certain foreign securities, as soon as information is available to the Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country's tax rules and rates and are disclosed in the Statement of Operations.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

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Notes to Financial Statements and Financial Highlights

April 30, 2026 (Unaudited)

Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Master Limited Partnerships (“MLPs”): The Fund may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Lending of Portfolio Securities: The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statement of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund’s securities lending agreement and related cash and non-cash collateral received as of April 30, 2026:

Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
$56,863,852	$32,787,292	$25,978,585	$58,765,877

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Notes to Financial Statements and Financial Highlights

April 30, 2026 (Unaudited)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of April 30, 2026:

	Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Money Market Fund	$32,787,292	$—	$—	$—	$32,787,292
Total Borrowings					$32,787,292
Gross amount of recognized liabilities for securities lending (collateral received)					$32,787,292

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of April 30, 2026.

The tax character of distributions paid by the Fund for the fiscal year ended October 31, 2025 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain
ALPS | CoreCommodity Natural Resources ETF	$3,685,808	$–

Unrealized Appreciation and Depreciation on Investments: As of April 30, 2026, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS | CoreCommodity Natural Resources ETF	$76,074,096	$(9,843,770)	$66,230,326	$359,924,854

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities and in-kind transactions during the six month period ended April 30, 2026 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ALPS | CoreCommodity Natural Resources ETF	$290,452,534	$249,389,555

Cost of in-kind purchases and proceeds from in-knd sales during the six-month period ended April 30, 2026 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ALPS | CoreCommodity Natural Resources ETF	$146,551,362	$293,634,797

For the six month period ended April 30, 2026, the Fund had in-kind net realized gains of $104,132,709.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

15 | alpsfunds.com

Notes to Financial Statements and Financial Highlights

April 30, 2026 (Unaudited)

5. BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of capital stock were as follows:

	ALPS | CoreCommodity Natural Resources ETF
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Shares sold	10,620,000	4,635,000
Dividends reinvested	–	–
Shares redeemed	(16,050,000)	(3,855,000)
Net increase/(decrease) in shares outstanding	(5,430,000)	780,000

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

ALPS Advisors, Inc. acts as the Fund’s investment adviser. AAI is a wholly owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market.

AAI has delegated daily management of the Fund to CoreCommodity Management, LLC. The Sub-Advisor manages the investments of the Fund in accordance with its investment objective, policies and limitations and investment guidelines established jointly by AAI and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Fund will pay AAI an annual management fee of 0.39% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis.

The Adviser pays the Sub-Adviser an annual sub-advisory management fee pursuant to the Sub-Advisory Agreement as follows: The Adviser will pay the Sub-Adviser an annual management fee of 0.25% based on the Fund’s average daily net assets. The sub-advisory management fee is paid on a monthly basis. The Adviser is required to pay all fees due to the Sub-Adviser out of the management fee the Adviser receives from the Fund.

Under the terms of the Advisory Agreement, the Adviser pays all of the fees and expenses of the Fund, except that the Fund will be required to pay brokerage and other expenses of executing Fund transactions, taxes or governmental fees, interest charges and other costs of borrowing funds, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator to the Fund. Pursuant to the Services Agreement, ALPS provides administrative services to the Fund. The administrative fee is paid from the unitary fee. The Adviser is responsible for the cost of services under the Services Agreement. Officers of the Trust are employees of ALPS and are not paid from the unitary fee.

Effective January 1, 2026, all Trustees receive a quarterly retainer of $29,000, plus $12,500 for each regular quarterly Board meeting attended. Trustees also receive $3,000 for each non-quarterly special Board meeting attended and $3,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. Prior to January 1, 2026, all Trustees received a quarterly retainer of $30,000, plus $12,500 for each regular quarterly Board meeting attended. In addition, Trustees received $5,000 for each non-quarterly special Board meeting attended and $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held.

The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. The Chairperson of the Nominating and Governance Committee receives a quarterly retainer of $2,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

16 | alpsfunds.com

Notes to Financial Statements and Financial Highlights

April 30, 2026 (Unaudited)

8. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued AS 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

17 | alpsfunds.com

ALPS | CoreCommodity Natural Resources ETF

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	April 30, 2026 (Unaudited)

Not applicable for this reporting period.

18 | alpsfunds.com

ALPS | CoreCommodity Natural Resources ETF

Proxy Disclosures for Open-End Management Investment Companies	April 30, 2026 (Unaudited)

Not applicable for this reporting period.

19 | alpsfunds.com

ALPS | CoreCommodity Natural Resources ETF

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	April 30, 2026 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended April 30, 2026:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Mary K. Anstine*	$84,000	$–	$84,000
Jeremy W. Deems	96,000	–	96,000
Michael "Ross" Shell	103,000	–	103,000
Edmund J. Burke	84,000	–	84,000
Total	$367,000	$–	$367,000

*	Effective March 31, 2026, Mary K. Anstine no longer serves as a Trustee of the Trust.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Fund’s unitary fee arrangements, the Fund does not pay any Trustee fees. The Trustee fees are paid by the Adviser.

20 | alpsfunds.com

ALPS | CoreCommodity Natural Resources ETF

Statement Regarding Basis for Approval of Investment Advisory Contract	April 30, 2026 (Unaudited)

Not applicable for this reporting period.

21 | alpsfunds.com

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc.,

a FINRA member, is the distributor for the ETF.

SS&C | ALPS ADVISORS

JCN000198

alpsfunds.com | 1-866-759-5679

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Any changes in and disagreements with accountants are filed under Item 7 of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Any remuneration paid are filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this Report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code are attached hereto .

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Lucas Foss
Lucas Foss (Principal Executive Officer)
President

Date:	July 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

FINANCIAL INVESTORS TRUST

By:	/s/ Lucas Foss
Lucas Foss (Principal Executive Officer)
President

Date:	July 7, 2026

By:	/s/ Paul Holland
Paul Holland (Principal Financial Officer)
Treasurer

Date:	July 7, 2026